UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo, CA

94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

Franklin Allocation VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$574,298,694
Total Number of Portfolio Holdings*	1,512
Portfolio Turnover Rate	23.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	783-STSR-0824

Franklin Allocation VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$42	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$574,298,694
Total Number of Portfolio Holdings*	1,512
Portfolio Turnover Rate	23.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	784-STSR-0824

Franklin Allocation VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$47	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$574,298,694
Total Number of Portfolio Holdings*	1,512
Portfolio Turnover Rate	23.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	701-STSR-0824

Franklin DynaTech VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$48	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$178,286,481
Total Number of Portfolio Holdings*	111
Portfolio Turnover Rate	8.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 1	729-STSR-0824

Franklin DynaTech VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$54	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$178,286,481
Total Number of Portfolio Holdings*	111
Portfolio Turnover Rate	8.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 1	702-STSR-0824

Franklin Global Real Estate VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$49	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$101,561,838
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	19.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 1	771-STSR-0824

Franklin Global Real Estate VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$61	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$101,561,838
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	19.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 1	772-STSR-0824

Franklin Growth and Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$31	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$50,498,658
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	17.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 1	767-STSR-0824

Franklin Growth and Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$50,498,658
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	17.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 1	768-STSR-0824

Franklin Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$23	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,145,197,401
Total Number of Portfolio Holdings*	267
Portfolio Turnover Rate	20.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	769-STSR-0824

Franklin Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,145,197,401
Total Number of Portfolio Holdings*	267
Portfolio Turnover Rate	20.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	770-STSR-0824

Franklin Income VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,145,197,401
Total Number of Portfolio Holdings*	267
Portfolio Turnover Rate	20.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	708-STSR-0824

Franklin Large Cap Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$45	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$103,239,307
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	6.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 1	721-STSR-0824

Franklin Large Cap Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$59	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$103,239,307
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	6.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 1	722-STSR-0824

Franklin Mutual Global Discovery VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$45	0.89%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$423,165,101
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	15.56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	753-STSR-0824

Franklin Mutual Global Discovery VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$58	1.14%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$423,165,101
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	15.56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	754-STSR-0824

Franklin Mutual Global Discovery VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 4[1]	$63	1.24%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$423,165,101
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	15.56%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	736-STSR-0824

Franklin Mutual Shares VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$35	0.68%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,044,520,002
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	16.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	743-STSR-0824

Franklin Mutual Shares VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$47	0.93%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,044,520,002
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	16.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	744-STSR-0824

Franklin Mutual Shares VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 4[1]	$53	1.03%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,044,520,002
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	16.45%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	737-STSR-0824

Franklin Rising Dividends VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,484,151,696
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	3.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	773-STSR-0824

Franklin Rising Dividends VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,484,151,696
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	3.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	774-STSR-0824

Franklin Rising Dividends VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,484,151,696
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	3.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	731-STSR-0824

Franklin Small Cap Value VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,083,286,212
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	27.33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	775-STSR-0824

Franklin Small Cap Value VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,083,286,212
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	27.33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	776-STSR-0824

Franklin Small Cap Value VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,083,286,212
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	27.33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	732-STSR-0824

Franklin Small-Mid Cap Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$41	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$430,768,718
Total Number of Portfolio Holdings*	102
Portfolio Turnover Rate	9.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	723-STSR-0824

Franklin Small-Mid Cap Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$54	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$430,768,718
Total Number of Portfolio Holdings*	102
Portfolio Turnover Rate	9.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	724-STSR-0824

Franklin Small-Mid Cap Growth VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$59	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$430,768,718
Total Number of Portfolio Holdings*	102
Portfolio Turnover Rate	9.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	733-STSR-0824

Franklin Strategic Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$287,360,047
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	42.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	779-STSR-0824

Franklin Strategic Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$287,360,047
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	42.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	780-STSR-0824

Franklin Strategic Income VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$287,360,047
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	42.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	734-STSR-0824

Franklin U.S. Government Securities VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$26	0.53%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$537,753,841
Total Number of Portfolio Holdings*	697
Portfolio Turnover Rate	2.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 1	781-STSR-0824

Franklin U.S. Government Securities VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$39	0.78%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$537,753,841
Total Number of Portfolio Holdings*	697
Portfolio Turnover Rate	2.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 1	782-STSR-0824

Franklin VolSmart Allocation VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$34	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$155,532,080
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	6.86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 1	7792-STSR-0824

Franklin VolSmart Allocation VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$47	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$155,532,080
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	6.86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 1	792-STSR-0824

Franklin VolSmart Allocation VIP Fund
Class 5
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 5[1]	$41	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$155,532,080
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	6.86%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 1	795-STSR-0824

Templeton Developing Markets VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$57	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$265,277,367
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	11.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 1	717-STSR-0824

Templeton Developing Markets VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$70	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$265,277,367
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	11.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 1	718-STSR-0824

Templeton Developing Markets VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$75	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$265,277,367
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	11.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 1	738-STSR-0824

Templeton Foreign VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$870,051,447
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	18.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	719-STSR-0824

Templeton Foreign VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$870,051,447
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	18.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	720-STSR-0824

Templeton Foreign VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$870,051,447
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	18.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	785-STSR-0824

Templeton Global Bond VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,465,709,718
Total Number of Portfolio Holdings*	100
Portfolio Turnover Rate	16.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	741-STSR-0824

Templeton Global Bond VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$36	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,465,709,718
Total Number of Portfolio Holdings*	100
Portfolio Turnover Rate	16.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	742-STSR-0824

Templeton Global Bond VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$40	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,465,709,718
Total Number of Portfolio Holdings*	100
Portfolio Turnover Rate	16.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	787-STSR-0824

Templeton Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$45	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$378,871,984
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	22.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	739-STSR-0824

Templeton Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$378,871,984
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	22.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	740-STSR-0824

Templeton Growth VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$63	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$378,871,984
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	22.42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	788-STSR-0824

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSRS.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Allocation VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 45
Notes to Financial Statements 49
Changes In and Disagreements with Accountants 63
Results of Meeting(s) of Shareholders 63
Remuneration Paid to Directors, Officers and Others 63
Board Approval of Management and Subadvisory Agreements 63

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.95 $4.46 $6.02 $5.49 $6.86 $6.37
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.10 0.08 0.06 0.10 0.11
c
Net realized and unrealized gains (losses) 0.25 0.55 (1.03) 0.58 0.45 1.11
Total from investment operations ........ 0.31 0.65 (0.95) 0.64 0.55 1.22
Less distributions from:
Net investment income .............. (0.12) (0.08) (0.10) (0.11) (0.12) (0.27)
Net realized gains ................. — (0.08) (0.51) — (1.80) (0.46)
Total distributions ................... (0.12) (0.16) (0.61) (0.11) (1.92) (0.73)
Net asset value, end of period .......... $5.14 $4.95 $4.46 $6.02 $5.49 $6.86
Total return
d
....................... 6.23% 14.77% (15.68)% 11.81% 12.19% 20.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.57% 0.58% 0.60% 0.60% 0.44%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.56%
f
0.57%
f
0.56%
f
0.55%
f
0.39%
Net investment income ............... 2.22% 2.08% 1.55% 1.04% 1.79% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $1,084 $791 $648 $841 $811 $842
Portfolio turnover rate ................ 23.61% 56.04% 107.31% 54.07% 99.02% 170.79%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 23.61% 56.04% 107.31% 54.07% 91.62%
g
158.11%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.90 $4.41 $5.96 $5.43 $6.81 $6.32
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.08 0.06 0.05 0.09 0.09
c
Net realized and unrealized gains (losses) 0.26 0.56 (1.02) 0.58 0.43 1.11
Total from investment operations ........ 0.31 0.64 (0.96) 0.63 0.52 1.20
Less distributions from:
Net investment income .............. (0.11) (0.07) (0.08) (0.10) (0.10) (0.25)
Net realized gains ................. — (0.08) (0.51) — (1.80) (0.46)
Total distributions ................... (0.11) (0.15) (0.59) (0.10) (1.90) (0.71)
Net asset value, end of period .......... $5.10 $4.90 $4.41 $5.96 $5.43 $6.81
Total return
d
....................... 6.23% 14.61% (16.00)% 11.68% 11.74% 19.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.82% 0.83% 0.85% 0.85% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.81%
f
0.82%
f
0.81%
f
0.80%
f
0.64%
Net investment income ............... 1.95% 1.81% 1.29% 0.80% 1.54% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $218,399 $222,332 $223,917 $302,084 $398,620 $403,040
Portfolio turnover rate ................ 23.61% 56.04% 107.31% 54.07% 99.02% 170.79%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 23.61% 56.04% 107.31% 54.07% 91.62%
g
158.11%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.10 $4.58 $6.17 $5.62 $6.97 $6.46
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.08 0.06 0.04 0.08 0.08
c
Net realized and unrealized gains (losses) 0.26 0.58 (1.06) 0.60 0.46 1.13
Total from investment operations ........ 0.31 0.66 (1.00) 0.64 0.54 1.21
Less distributions from:
Net investment income .............. (0.10) (0.06) (0.08) (0.09) (0.09) (0.24)
Net realized gains ................. — (0.08) (0.51) — (1.80) (0.46)
Total distributions ................... (0.10) (0.14) (0.59) (0.09) (1.89) (0.70)
Net asset value, end of period .......... $5.31 $5.10 $4.58 $6.17 $5.62 $6.97
Total return
d
....................... 6.09% 14.62% (16.19)% 11.54% 11.75% 19.56%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.92% 0.93% 0.95% 0.95% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91%
f
0.92%
f
0.91%
f
0.90%
f
0.74%
Net investment income ............... 1.85% 1.71% 1.20% 0.70% 1.44% 1.20%
Supplemental data
Net assets, end of period (000’s) ........ $354,815 $355,128 $328,741 $418,751 $409,388 $406,693
Portfolio turnover rate ................ 23.61% 56.04% 107.31% 54.07% 99.02% 170.79%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 23.61% 56.04% 107.31% 54.07% 91.62%
g
158.11%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.1%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 36,503 $ 608,041
BWX Technologies, Inc. ................................ United States 3,285 312,075
Curtiss-Wright Corp. ................................... United States 1,202 325,718
Dassault Aviation SA ................................... France 1,873 339,224
General Electric Co. ................................... United States 5,396 857,802
Kongsberg Gruppen ASA ............................... Norway 1,498 121,999
Leonardo SpA ........................................ Italy 1,956 45,325
Lockheed Martin Corp. ................................. United States 912 425,995
MTU Aero Engines AG ................................. Germany 3,100 790,466
Northrop Grumman Corp. ............................... United States 4,103 1,788,703
RTX Corp. .......................................... United States 20,034 2,011,213
Saab AB, B .......................................... Sweden 2,280 54,789
Safran SA ........................................... France 220 46,373
7,727,723
Air Freight & Logistics 0.4%
DSV A/S ............................................ Denmark 5,774 886,426
a
InPost SA ........................................... Poland 2,788 49,063
Nippon Express Holdings, Inc. ............................ Japan 2,100 97,204
United Parcel Service, Inc., B ............................ United States 8,744 1,196,616
2,229,309
Automobile Components 0.3%
a
Aptiv plc ............................................ United States 3,280 230,978
Cie Generale des Etablissements Michelin SCA .............. France 4,529 175,075
Continental AG ....................................... Germany 8,500 481,483
Forvia SE ........................................... France 29,302 349,677
Valeo SE ............................................ France 33,484 358,106
1,595,319
Automobiles 0.7%
Bayerische Motoren Werke AG ........................... Germany 2,431 229,984
General Motors Co. .................................... United States 18,304 850,404
Honda Motor Co. Ltd. .................................. Japan 44,975 483,556
Mazda Motor Corp. .................................... Japan 16,100 155,244
a
Polestar Automotive Holding UK plc, SDR ................... Hong Kong 3,964 3,118
Stellantis NV ......................................... United States 23,852 471,589
Subaru Corp. ........................................ Japan 16,800 357,314
a
Tesla, Inc. ........................................... United States 3,666 725,428
Toyota Motor Corp. .................................... Japan 25,500 523,277
a
Volvo Car AB, B ...................................... Sweden 18,491 57,187
3,857,101
Banks 3.0%
b
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 22,268 365,774
AIB Group plc ........................................ Ireland 50,441 266,421
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 58,491 587,244
Bank of America Corp. ................................. United States 60,738 2,415,550
Citigroup, Inc. ........................................ United States 1,273 80,785
Commonwealth Bank of Australia ......................... Australia 6,402 542,322
DBS Group Holdings Ltd. ............................... Singapore 2,200 57,947
Erste Group Bank AG .................................. Austria 4,959 234,768
HDFC Bank Ltd. ...................................... India 27,064 546,713
ING Groep NV ....................................... Netherlands 63,116 1,084,653
Intesa Sanpaolo SpA ................................... Italy 67,545 251,060
JPMorgan Chase & Co. ................................. United States 22,089 4,467,721
KB Financial Group, Inc. ................................ South Korea 4,953 281,024
Lloyds Banking Group plc ............................... United Kingdom 1,164,763 803,387

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 5,100 $ 55,048
NatWest Group plc .................................... United Kingdom 88,246 347,182
Shinhan Financial Group Co. Ltd. ......................... South Korea 11,792 410,066
Standard Chartered plc ................................. United Kingdom 134,310 1,212,795
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 10,600 711,635
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 38,966 522,534
UniCredit SpA ........................................ Italy 17,469 646,549
US Bancorp ......................................... United States 21,230 842,831
Wells Fargo & Co. ..................................... United States 11,131 661,070
17,395,079
Beverages 0.7%
Asahi Group Holdings Ltd. ............................... Japan 12,000 424,681
Coca-Cola HBC AG ................................... Italy 6,229 212,008
Constellation Brands, Inc., A ............................. United States 1,161 298,702
Molson Coors Beverage Co., B ........................... United States 2,828 143,747
a
Monster Beverage Corp. ................................ United States 20,220 1,009,989
PepsiCo, Inc. ........................................ United States 10,915 1,800,211
3,889,338
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 7,497 1,285,886
Amgen, Inc. ......................................... United States 1,234 385,563
CSL Ltd. ............................................ United States 5,172 1,014,215
a
Exelixis, Inc. ......................................... United States 5,175 116,282
a
Genmab A/S ......................................... Denmark 2,579 646,373
Gilead Sciences, Inc. .................................. United States 5,072 347,990
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,087 1,142,470
a
United Therapeutics Corp. ............................... United States 366 116,589
a
Vertex Pharmaceuticals, Inc. ............................. United States 443 207,643
5,263,011
Broadline Retail 1.9%
c
Alibaba Group Holding Ltd. .............................. China 74,408 670,627
a
Amazon.com, Inc. ..................................... United States 43,236 8,355,357
a
MercadoLibre, Inc. .................................... Brazil 470 772,398
Next plc ............................................ United Kingdom 3,085 352,068
Prosus NV .......................................... China 17,439 620,191
Wesfarmers Ltd. ...................................... Australia 1,849 80,065
10,850,706
Building Products 0.4%
Cie de Saint-Gobain SA ................................ France 7,115 553,440
Kingspan Group plc ................................... Ireland 3,009 255,764
Lennox International, Inc. ............................... United States 184 98,436
Masco Corp. ......................................... United States 1,046 69,737
Owens Corning ....................................... United States 1,383 240,255
Trane Technologies plc ................................. United States 2,456 807,852
2,025,484
Capital Markets 1.8%
3i Group plc ......................................... United Kingdom 15,532 598,641
Affiliated Managers Group, Inc. ........................... United States 543 84,833
Bank of New York Mellon Corp. (The) ...................... United States 3,043 182,245
BlackRock, Inc. ....................................... United States 281 221,237
Blackstone, Inc. ...................................... United States 2,067 255,895
Charles Schwab Corp. (The) ............................. United States 38,843 2,862,341

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Deutsche Bank AG .................................... Germany 10,709 $ 171,181
Evercore, Inc., A ...................................... United States 557 116,095
a,c
Futu Holdings Ltd., ADR ................................ Hong Kong 900 59,044
Hargreaves Lansdown plc ............................... United Kingdom 10,174 145,031
Intercontinental Exchange, Inc. ........................... United States 5,323 728,665
Intermediate Capital Group plc ........................... United Kingdom 28,000 767,911
Macquarie Group Ltd. .................................. Australia 6,000 816,428
MSCI, Inc., A ......................................... United States 128 61,664
Partners Group Holding AG .............................. Switzerland 240 307,351
S&P Global, Inc. ...................................... United States 2,324 1,036,504
SEI Investments Co. ................................... United States 1,601 103,569
Singapore Exchange Ltd. ............................... Singapore 7,800 54,395
State Street Corp. ..................................... United States 5,056 374,144
T Rowe Price Group, Inc. ............................... United States 3,856 444,635
Tradeweb Markets, Inc., A ............................... United States 2,995 317,470
UBS Group AG ....................................... Switzerland 11,375 334,104
10,043,383
Chemicals 1.7%
Air Liquide SA ........................................ France 1,283 221,461
Air Products and Chemicals, Inc. .......................... United States 9,596 2,476,248
Albemarle Corp. ...................................... United States 4,168 398,127
BASF SE ........................................... Germany 1,715 82,919
CF Industries Holdings, Inc. ............................. United States 1,038 76,937
a,b
Covestro AG, 144A, Reg S .............................. Germany 8,188 480,022
DSM-Firmenich AG .................................... Switzerland 5,700 641,939
Ecolab, Inc. .......................................... United States 1,434 341,292
Givaudan SA ......................................... Switzerland 51 241,581
ICL Group Ltd. ....................................... Israel 15,468 66,619
LG Chem Ltd. ........................................ South Korea 2,189 544,126
Linde plc ............................................ United States 1,585 695,514
LyondellBasell Industries NV, A ........................... United States 705 67,440
Mitsubishi Chemical Group Corp. ......................... Japan 8,400 46,810
Nitto Denko Corp. ..................................... Japan 3,600 285,585
RPM International, Inc. ................................. United States 722 77,745
Sherwin-Williams Co. (The) .............................. United States 6,080 1,814,454
Shin-Etsu Chemical Co. Ltd. ............................. Japan 12,000 466,652
Sika AG ............................................ Switzerland 2,600 742,237
9,767,708
Commercial Services & Supplies 0.4%
Brambles Ltd. ........................................ Australia 5,242 50,585
Cintas Corp. ......................................... United States 126 88,233
Dai Nippon Printing Co. Ltd. ............................. Japan 1,400 47,244
MSA Safety, Inc. ...................................... United States 433 81,270
Republic Services, Inc., A ............................... United States 1,547 300,644
Securitas AB, B ....................................... Sweden 58,279 577,806
Veralto Corp. ......................................... United States 8,790 839,181
Waste Management, Inc. ................................ United States 391 83,416
2,068,379
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................... United States 2,351 823,979
Cisco Systems, Inc. ................................... United States 18,697 888,294
a
F5, Inc. ............................................. United States 989 170,335
Motorola Solutions, Inc. ................................. United States 4,891 1,888,171

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 16,819 $ 104,422
3,875,201
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA .............. Spain 5,675 245,149
Eiffage SA ........................................... France 869 79,878
EMCOR Group, Inc. ................................... United States 705 257,381
582,408
Construction Materials 0.4%
CRH plc ............................................ United States 7,672 568,550
Holcim AG .......................................... United States 1,964 173,612
Martin Marietta Materials, Inc. ............................ United States 2,955 1,601,019
2,343,181
Consumer Finance 0.5%
American Express Co. ................................. United States 8,340 1,931,127
Capital One Financial Corp. ............................. United States 5,390 746,245
Synchrony Financial ................................... United States 6,425 303,196
2,980,568
Consumer Staples Distribution & Retail 0.8%
Carrefour SA ......................................... France 58,693 831,811
Costco Wholesale Corp. ................................ United States 758 644,292
Jeronimo Martins SGPS SA ............................. Portugal 3,631 70,974
Koninklijke Ahold Delhaize NV ............................ Netherlands 6,861 201,928
Kroger Co. (The) ...................................... United States 11,278 563,110
Target Corp. ......................................... United States 3,770 558,111
Tesco plc ........................................... United Kingdom 133,266 514,797
Walmart, Inc. ........................................ United States 18,752 1,269,698
4,654,721
Containers & Packaging 0.2%
SIG Group AG ....................................... Switzerland 33,000 606,437
Smurfit Kappa Group plc ................................ Ireland 14,566 648,637
1,255,074
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ....................................... United States 2,375 128,796
Pearson plc ......................................... United Kingdom 3,792 47,354
176,150
Diversified REITs 0.0%
†
Stockland ........................................... Australia 47,460 131,453
Diversified Telecommunication Services 0.2%
AT&T, Inc. ........................................... United States 22,914 437,887
Deutsche Telekom AG .................................. Germany 22,802 573,220
Telenor ASA ......................................... Norway 17,375 198,065
1,209,172
Electric Utilities 0.8%
BKW AG ............................................ Switzerland 616 98,329
Chubu Electric Power Co., Inc. ........................... Japan 18,900 223,307
Edison International ................................... United States 21,940 1,575,511
Endesa SA .......................................... Spain 7,384 138,757
Entergy Corp. ........................................ United States 693 74,151

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Kansai Electric Power Co., Inc. (The) ...................... Japan 19,900 $ 334,209
NextEra Energy, Inc. ................................... United States 12,572 890,223
NRG Energy, Inc. ..................................... United States 3,873 301,552
OGE Energy Corp. .................................... United States 2,055 73,364
a,b
Orsted A/S, 144A, Reg S ................................ Denmark 11,559 614,119
PPL Corp. ........................................... United States 3,037 83,973
Southern Co. (The) .................................... United States 1,158 89,826
4,497,321
Electrical Equipment 0.6%
ABB Ltd. ............................................ Switzerland 6,383 353,963
Acuity Brands, Inc. .................................... United States 490 118,306
AMETEK, Inc. ........................................ United States 1,285 214,222
Eaton Corp. plc ....................................... United States 4,851 1,521,031
Emerson Electric Co. .................................. United States 700 77,112
Mitsubishi Electric Corp. ................................ Japan 11,600 185,920
nVent Electric plc ..................................... United States 2,400 183,864
Prysmian SpA ........................................ Italy 6,251 385,972
Vertiv Holdings Co., A .................................. United States 5,245 454,060
3,494,450
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., A .................................... United States 11,985 807,429
Jabil, Inc. ........................................... United States 926 100,740
Keyence Corp. ....................................... Japan 200 87,549
TD SYNNEX Corp. .................................... United States 939 108,361
TDK Corp. .......................................... Japan 4,800 295,207
TE Connectivity Ltd. ................................... United States 4,320 649,858
Vontier Corp. ......................................... United States 2,266 86,561
Yokogawa Electric Corp. ................................ Japan 6,100 148,168
2,283,873
Energy Equipment & Services 0.1%
SBM Offshore NV ..................................... Netherlands 21,492 328,973
TechnipFMC plc ...................................... United Kingdom 3,747 97,984
a
Tecnicas Reunidas SA ................................. Spain 14,717 199,292
626,249
Entertainment 0.8%
Capcom Co. Ltd. ...................................... Japan 9,600 181,630
CTS Eventim AG & Co. KGaA ............................ Germany 9,315 775,577
Electronic Arts, Inc. .................................... United States 4,190 583,793
a
Netflix, Inc. .......................................... United States 2,609 1,760,762
Nintendo Co. Ltd. ..................................... Japan 1,500 80,115
a
ROBLOX Corp., A ..................................... United States 3,735 138,979
a
Spotify Technology SA .................................. United States 2,160 677,787
Walt Disney Co. (The) .................................. United States 5,670 562,974
4,761,617
Financial Services 1.9%
a
Berkshire Hathaway, Inc., B .............................. United States 7,357 2,992,828
Eurazeo SE ......................................... France 1,313 104,711
EXOR NV ........................................... Netherlands 2,674 279,357
Industrivarden AB, A ................................... Sweden 3,829 130,459
Investor AB, B ........................................ Sweden 6,491 177,912
Mastercard, Inc., A .................................... United States 4,515 1,991,837
MGIC Investment Corp. ................................. United States 4,831 104,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
PayPal Holdings, Inc. .................................. United States 8,225 $ 477,297
Visa, Inc., A .......................................... United States 17,508 4,595,325
10,853,834
Food Products 0.4%
Archer-Daniels-Midland Co. ............................. United States 1,519 91,824
Associated British Foods plc ............................. United Kingdom 1,527 47,681
Bunge Global SA ..................................... United States 2,447 261,266
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 20 233,629
Ingredion, Inc. ........................................ United States 1,065 122,156
MEIJI Holdings Co. Ltd. ................................. Japan 4,900 105,994
Nestle SA ........................................... United States 5,506 562,052
Nestle SA, ADR ...................................... United States 7,200 737,640
Salmar ASA ......................................... Norway 867 45,474
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 232,000 152,704
2,360,420
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. .................................... Japan 9,000 193,782
UGI Corp. ........................................... United States 3,272 74,929
268,711
Ground Transportation 0.8%
Aurizon Holdings Ltd. .................................. Australia 20,420 49,605
Canadian Pacific Kansas City Ltd. ......................... Canada 3,360 264,533
CSX Corp. .......................................... United States 8,257 276,197
JB Hunt Transport Services, Inc. .......................... United States 747 119,520
Landstar System, Inc. .................................. United States 600 110,688
Old Dominion Freight Line, Inc. ........................... United States 346 61,104
Ryder System, Inc. .................................... United States 749 92,786
a
Uber Technologies, Inc. ................................. United States 13,739 998,550
Union Pacific Corp. .................................... United States 6,125 1,385,842
a
XPO, Inc. ........................................... United States 10,231 1,086,021
4,444,846
Health Care Equipment & Supplies 1.6%
Abbott Laboratories .................................... United States 2,491 258,840
Alcon, Inc., (CHF Traded) ............................... Switzerland 10,000 888,969
Alcon, Inc., (USD Traded) ............................... Switzerland 6,682 595,232
Asahi Intecc Co. Ltd. ................................... Japan 32,400 454,935
Becton Dickinson & Co. ................................. United States 6,008 1,404,130
a
Boston Scientific Corp. ................................. United States 4,347 334,762
Cochlear Ltd. ........................................ Australia 4,490 991,122
a
Demant A/S ......................................... Denmark 3,044 131,856
a
Edwards Lifesciences Corp. ............................. United States 2,448 226,122
a
Haemonetics Corp. .................................... United States 1,831 151,479
a
Hologic, Inc. ......................................... United States 1,075 79,819
Hoya Corp. .......................................... Japan 4,400 514,613
a
IDEXX Laboratories, Inc. ................................ United States 321 156,391
a
Intuitive Surgical, Inc. .................................. United States 4,161 1,851,021
a
Solventum Corp. ...................................... United States 1,707 90,266
Straumann Holding AG ................................. Switzerland 309 38,145
Stryker Corp. ........................................ United States 3,664 1,246,676
9,414,378
Health Care Providers & Services 1.6%
a
Centene Corp. ....................................... United States 6,956 461,183

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ..................................... United States 17,780 $ 1,050,087
Elevance Health, Inc. .................................. United States 2,168 1,174,752
Fresenius Medical Care AG .............................. Germany 1,673 63,946
McKesson Corp. ...................................... United States 4,957 2,895,086
a
Tenet Healthcare Corp. ................................. United States 1,353 179,989
UnitedHealth Group, Inc. ................................ United States 6,726 3,425,283
9,250,326
Health Care Technology 0.0%
†
a
Veeva Systems, Inc., A ................................. United States 1,349 246,881
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ........................................ United States 1,449 219,712
Amadeus IT Group SA ................................. Spain 11,000 732,091
Aramark ............................................ United States 2,504 85,186
Aristocrat Leisure Ltd. .................................. Australia 4,944 163,723
Booking Holdings, Inc. ................................. United States 309 1,224,103
a
Chipotle Mexican Grill, Inc., A ............................ United States 6,148 385,172
Domino's Pizza, Inc. ................................... United States 186 96,037
a
Expedia Group, Inc. ................................... United States 1,248 157,236
InterContinental Hotels Group plc ......................... United Kingdom 4,180 439,237
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 2,988 101,786
Zensho Holdings Co. Ltd. ............................... Japan 2,700 102,953
3,707,236
Household Durables 0.5%
Barratt Developments plc ............................... United Kingdom 92,539 549,623
Lennar Corp., A ....................................... United States 4,125 618,214
a
NVR, Inc. ........................................... United States 30 227,657
Panasonic Holdings Corp. ............................... Japan 25,600 210,477
Persimmon plc ....................................... United Kingdom 33,852 574,468
PulteGroup, Inc. ...................................... United States 3,579 394,048
Sekisui House Ltd. .................................... Japan 2,800 62,240
Taylor Wimpey plc ..................................... United Kingdom 46,975 84,123
Toll Brothers, Inc. ..................................... United States 1,714 197,418
2,918,268
Household Products 0.2%
Colgate-Palmolive Co. ................................. United States 8,413 816,397
Kimberly-Clark Corp. ................................... United States 583 80,571
Procter & Gamble Co. (The) ............................. United States 466 76,853
973,821
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 1,568 53,799
Vistra Corp. .......................................... United States 5,388 463,260
517,059
Industrial Conglomerates 0.2%
Hitachi Ltd. .......................................... Japan 36,500 821,974
Siemens AG ......................................... Germany 1,660 309,011
1,130,985
Industrial REITs 0.1%
Goodman Group ...................................... Australia 14,659 338,182
Prologis, Inc. ......................................... United States 2,647 297,284

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial REITs (continued)
STAG Industrial, Inc. ................................... United States 1,884 $ 67,937
703,403
Insurance 1.4%
Aegon Ltd. .......................................... Netherlands 42,372 262,019
Aflac, Inc. ........................................... United States 903 80,647
Ageas SA/NV ........................................ Belgium 4,801 219,085
AIA Group Ltd. ....................................... Hong Kong 68,732 465,023
Allianz SE ........................................... Germany 212 58,887
American International Group, Inc. ........................ United States 1,128 83,743
AXA SA ............................................. France 1,612 52,835
Hartford Financial Services Group, Inc. (The) ................ United States 5,103 513,055
Japan Post Insurance Co. Ltd. ........................... Japan 4,900 95,311
Loews Corp. ......................................... United States 3,047 227,733
Marsh & McLennan Cos., Inc. ............................ United States 8,457 1,782,059
Medibank Pvt Ltd. ..................................... Australia 25,202 62,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 1,196 598,030
NN Group NV ........................................ Netherlands 6,874 319,538
Old Republic International Corp. .......................... United States 4,203 129,873
Progressive Corp. (The) ................................ United States 4,818 1,000,747
Prudential plc, (GBP Traded) ............................. Hong Kong 49,125 445,435
Prudential plc, (HKD Traded) ............................. Hong Kong 5,849 52,900
Sompo Holdings, Inc. .................................. Japan 13,500 289,265
Travelers Cos., Inc. (The) ............................... United States 6,567 1,335,334
8,073,977
Interactive Media & Services 2.3%
Alphabet, Inc., A ...................................... United States 29,095 5,299,654
Alphabet, Inc., C ...................................... United States 7,781 1,427,191
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 24,976 251,398
Meta Platforms, Inc., A ................................. United States 11,373 5,734,494
b
Scout24 SE, 144A, Reg S ............................... Germany 3,000 229,243
12,941,980
IT Services 0.6%
Accenture plc, A ...................................... United States 1,610 488,490
a
GoDaddy, Inc., A ...................................... United States 2,225 310,855
Keywords Studios plc .................................. Ireland 52,000 1,519,812
a
MongoDB, Inc., A ..................................... United States 324 80,987
NEC Corp. .......................................... Japan 2,800 230,914
Otsuka Corp. ........................................ Japan 5,100 98,385
a
Shopify, Inc., A ....................................... Canada 11,300 746,365
3,475,808
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 4,600 90,134
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. ............................... United States 2,907 376,834
Danaher Corp. ....................................... United States 2,757 688,837
a
Evotec SE ........................................... Germany 55,000 527,305
a
Medpace Holdings, Inc. ................................. United States 352 144,971
a
Mettler-Toledo International, Inc. .......................... United States 789 1,102,699
Tecan Group AG ...................................... Switzerland 1,600 535,737
Thermo Fisher Scientific, Inc. ............................ United States 5,213 2,882,789
West Pharmaceutical Services, Inc. ........................ United States 899 296,122
6,555,294

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.4%
Allison Transmission Holdings, Inc. ........................ United States 1,405 $ 106,639
Atlas Copco AB, A ..................................... Sweden 30,886 580,049
CNH Industrial NV ..................................... United States 84,386 854,830
Deere & Co. ......................................... United States 2,520 941,548
Dover Corp. ......................................... United States 673 121,443
Illinois Tool Works, Inc. ................................. United States 6,024 1,427,447
Ingersoll Rand, Inc. .................................... United States 4,661 423,405
Interroll Holding AG .................................... Switzerland 225 663,299
Komatsu Ltd. ........................................ Japan 13,200 385,626
Makita Corp. ......................................... Japan 6,200 169,770
Otis Worldwide Corp. .................................. United States 8,709 838,328
Rational AG ......................................... Germany 151 125,215
Schindler Holding AG .................................. Switzerland 639 159,304
Trelleborg AB, B ...................................... Sweden 3,707 144,294
b
VAT Group AG, 144A, Reg S ............................. Switzerland 500 282,344
Wartsila OYJ Abp ..................................... Finland 11,773 228,267
Xylem, Inc. .......................................... United States 2,662 361,047
7,812,855
Marine Transportation 0.0%
†
Kawasaki Kisen Kaisha Ltd. ............................. Japan 3,800 55,423
Nippon Yusen KK ..................................... Japan 6,100 178,007
233,430
Media 0.4%
Comcast Corp., A ..................................... United States 51,095 2,000,880
New York Times Co. (The), A ............................. United States 1,558 79,785
Publicis Groupe SA .................................... France 2,528 268,560
2,349,225
Metals & Mining 0.6%
ArcelorMittal SA ...................................... Luxembourg 13,858 317,521
BHP Group Ltd. ...................................... Australia 9,585 273,958
BlueScope Steel Ltd. ................................... Australia 13,131 178,249
Fortescue Ltd. ........................................ Australia 29,724 423,164
Freeport-McMoRan, Inc. ................................ United States 8,126 394,924
JFE Holdings, Inc. ..................................... Japan 13,200 190,540
Nucor Corp. ......................................... United States 4,126 652,238
Pilbara Minerals Ltd. ................................... Australia 74,768 152,137
Reliance, Inc. ........................................ United States 885 252,756
Steel Dynamics, Inc. ................................... United States 2,545 329,578
voestalpine AG ....................................... Austria 3,217 86,983
3,252,048
Multi-Utilities 0.8%
Centrica plc ......................................... United Kingdom 142,658 243,170
Engie SA ........................................... France 3,007 43,067
Public Service Enterprise Group, Inc. ...................... United States 2,600 191,620
Sempra ............................................. United States 38,404 2,921,008
WEC Energy Group, Inc. ................................ United States 12,180 955,643
4,354,508
Oil, Gas & Consumable Fuels 2.2%
BP plc .............................................. United States 296,680 1,786,315
Cheniere Energy, Inc. .................................. United States 2,870 501,762
Chevron Corp. ....................................... United States 9,851 1,540,893
ConocoPhillips ....................................... United States 24,923 2,850,693

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. ............................... United States 422 $ 84,480
Exxon Mobil Corp. ..................................... United States 4,337 499,275
Galp Energia SGPS SA, B .............................. Portugal 13,904 293,706
HF Sinclair Corp. ..................................... United States 2,131 113,668
Idemitsu Kosan Co. Ltd. ................................ Japan 13,600 88,408
Inpex Corp. .......................................... Japan 11,900 174,784
Marathon Oil Corp. .................................... United States 3,005 86,153
Marathon Petroleum Corp. .............................. United States 5,016 870,176
Repsol SA ........................................... Spain 29,973 475,399
Shell plc ............................................ United States 44,743 1,604,906
TotalEnergies SE ..................................... France 7,514 503,161
Valero Energy Corp. ................................... United States 5,545 869,234
12,343,013
Paper & Forest Products 0.0%
†
Mondi plc ........................................... Austria 5,844 112,182
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. .................................... United States 1,570 74,481
Singapore Airlines Ltd. ................................. Singapore 10,600 53,860
128,341
Personal Care Products 0.4%
Beiersdorf AG ........................................ Germany 2,459 359,964
Estee Lauder Cos., Inc. (The), A .......................... United States 3,270 347,928
Haleon plc, ADR ...................................... United States 114,450 945,357
L'Oreal SA .......................................... France 1,463 644,052
2,297,301
Pharmaceuticals 2.4%
AstraZeneca plc ...................................... United Kingdom 8,412 1,309,237
AstraZeneca plc, ADR .................................. United Kingdom 5,014 391,042
Chugai Pharmaceutical Co. Ltd. .......................... Japan 12,100 430,928
Daiichi Sankyo Co. Ltd. ................................. Japan 23,000 799,460
Eli Lilly & Co. ........................................ United States 3,624 3,281,097
GSK plc ............................................ United States 28,844 554,814
Hikma Pharmaceuticals plc .............................. Jordan 3,148 75,007
Ipsen SA ............................................ France 1,117 137,253
a
Jazz Pharmaceuticals plc ............................... United States 700 74,711
Johnson & Johnson ................................... United States 9,214 1,346,718
Merck & Co., Inc. ..................................... United States 11,685 1,446,603
Novartis AG ......................................... Switzerland 9,358 996,417
Novo Nordisk A/S, B ................................... Denmark 10,845 1,551,978
Otsuka Holdings Co. Ltd. ............................... Japan 9,700 409,857
Roche Holding AG .................................... United States 1,220 338,031
Shionogi & Co. Ltd. .................................... Japan 7,300 284,369
Zoetis, Inc., A ........................................ United States 3,291 570,528
13,998,050
Professional Services 0.5%
Adecco Group AG ..................................... Switzerland 15,507 514,471
Automatic Data Processing, Inc. .......................... United States 181 43,203
Experian plc ......................................... United States 16,500 766,567
Leidos Holdings, Inc. ................................... United States 2,673 389,937
Randstad NV ........................................ Netherlands 2,927 132,912
Recruit Holdings Co. Ltd. ............................... Japan 3,200 172,210
RELX plc ........................................... United Kingdom 3,041 139,341
Robert Half, Inc. ...................................... United States 1,827 116,892

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc., A ................................. United States 1,156 $ 311,600
Wolters Kluwer NV .................................... Netherlands 1,197 197,698
2,784,831
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ................................. Hong Kong 12,500 46,826
Daiwa House Industry Co. Ltd. ........................... Japan 7,000 178,247
Hulic Co. Ltd. ........................................ Japan 9,900 88,008
a
Jones Lang LaSalle, Inc. ................................ United States 399 81,906
Swire Pacific Ltd., A ................................... Hong Kong 13,000 114,772
509,759
Residential REITs 0.0%
†
Camden Property Trust ................................. United States 757 82,596
Essex Property Trust, Inc. ............................... United States 327 89,010
171,606
Retail REITs 0.2%
Klepierre SA ......................................... France 4,910 131,105
NNN REIT, Inc. ....................................... United States 1,946 82,900
Simon Property Group, Inc. .............................. United States 5,177 785,869
999,874
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc. .................................. United States 4,808 1,134,640
a
ARM Holdings plc, ADR ................................ United States 700 114,534
ASM International NV .................................. Netherlands 107 81,800
ASML Holding NV ..................................... Netherlands 1,773 1,807,235
ASML Holding NV, ADR ................................ Netherlands 1,721 1,760,118
BE Semiconductor Industries NV .......................... Netherlands 2,117 353,697
Broadcom, Inc. ....................................... United States 548 879,830
a
Cirrus Logic, Inc. ...................................... United States 884 112,851
Disco Corp. .......................................... Japan 2,900 1,104,781
Infineon Technologies AG ............................... Germany 20,457 750,883
Intel Corp. ........................................... United States 75,465 2,337,151
KLA Corp. ........................................... United States 811 668,678
Lam Research Corp. ................................... United States 1,981 2,109,468
a
Lattice Semiconductor Corp. ............................. United States 1,726 100,091
Microchip Technology, Inc. .............................. United States 20,580 1,883,070
Monolithic Power Systems, Inc. ........................... United States 1,020 838,114
a
Nova Ltd. ........................................... Israel 260 60,978
NVIDIA Corp. ........................................ United States 105,048 12,977,630
NXP Semiconductors NV ............................... China 1,737 467,409
QUALCOMM, Inc. ..................................... United States 3,754 747,722
SCREEN Holdings Co. Ltd. .............................. Japan 1,800 163,211
STMicroelectronics NV ................................. Singapore 17,890 700,812
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 35,084 1,037,361
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 3,600 625,716
Texas Instruments, Inc. ................................. United States 3,240 630,277
33,448,057
Software 5.4%
a
Adobe, Inc. .......................................... United States 3,386 1,881,058
a
AppLovin Corp., A ..................................... United States 3,143 261,560
a
Atlassian Corp., A ..................................... United States 2,077 367,380
a
Autodesk, Inc. ........................................ United States 1,962 485,497
a
Cadence Design Systems, Inc. ........................... United States 2,607 802,304

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Check Point Software Technologies Ltd. .................... Israel 1,589 $ 262,185
a
Crowdstrike Holdings, Inc., A ............................. United States 550 210,755
a
CyberArk Software Ltd. ................................. United States 2,800 765,576
a
DocuSign, Inc., A ..................................... United States 3,197 171,040
a
Dropbox, Inc., A ...................................... United States 4,303 96,688
a
Fair Isaac Corp. ...................................... United States 402 598,441
Intuit, Inc. ........................................... United States 3,239 2,128,703
a
Kinaxis, Inc. ......................................... Canada 6,600 761,012
a
Manhattan Associates, Inc. .............................. United States 885 218,312
Microsoft Corp. ....................................... United States 27,916 12,477,056
a
Monday.com Ltd. ...................................... United States 3,300 794,508
a
Nice Ltd., ADR ....................................... Israel 2,900 498,713
Oracle Corp. ......................................... United States 5,839 824,467
a
Palo Alto Networks, Inc. ................................ United States 2,637 893,969
a
Procore Technologies, Inc. .............................. United States 193 12,798
a
PTC, Inc. ........................................... United States 2,682 487,239
Sage Group plc (The) .................................. United Kingdom 25,205 345,330
Salesforce, Inc. ....................................... United States 4,707 1,210,170
SAP SE ............................................ Germany 3,581 719,436
a
ServiceNow, Inc. ...................................... United States 1,557 1,224,845
a
Synopsys, Inc. ....................................... United States 1,477 878,904
a
Tyler Technologies, Inc. ................................. United States 275 138,265
a
Workday, Inc., A ...................................... United States 4,182 934,928
a
Xero Ltd. ............................................ New Zealand 3,185 288,040
a
Zoom Video Communications, Inc., A ...................... United States 1,248 73,869
30,813,048
Specialized REITs 0.3%
American Tower Corp. .................................. United States 4,616 897,258
Equinix, Inc. ......................................... United States 842 637,057
VICI Properties, Inc., A ................................. United States 4,346 124,470
1,658,785
Specialty Retail 0.6%
a
AutoZone, Inc. ....................................... United States 28 82,995
Bath & Body Works, Inc. ................................ United States 2,560 99,968
Best Buy Co., Inc. ..................................... United States 1,048 88,336
Dick's Sporting Goods, Inc. .............................. United States 367 78,850
Gap, Inc. (The) ....................................... United States 2,999 71,646
Home Depot, Inc. (The) ................................. United States 3,355 1,154,925
Industria de Diseno Textil SA ............................. Spain 12,206 605,788
JD Sports Fashion plc .................................. United Kingdom 279,637 419,930
Murphy USA, Inc. ..................................... United States 293 137,552
a
O'Reilly Automotive, Inc. ................................ United States 376 397,079
TJX Cos., Inc. (The) ................................... United States 832 91,603
a
Ulta Beauty, Inc. ...................................... United States 166 64,054
Williams-Sonoma, Inc. ................................. United States 967 273,052
3,565,778
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 39,375 8,293,163
HP, Inc. ............................................. United States 9,496 332,550
Logitech International SA ............................... Switzerland 807 77,671
NetApp, Inc. ......................................... United States 3,040 391,552
Samsung Electronics Co. Ltd. ............................ South Korea 25,750 1,511,702
Seiko Epson Corp. .................................... Japan 5,900 92,249
10,698,887

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.6%
adidas AG ........................................... Germany 926 $ 221,129
Burberry Group plc .................................... United Kingdom 8,347 92,698
a
Deckers Outdoor Corp. ................................. United States 391 378,468
Hermes International SCA ............................... France 96 221,755
Kering SA ........................................... France 1,509 548,968
LVMH Moet Hennessy Louis Vuitton SE .................... France 521 400,075
NIKE, Inc., B ......................................... United States 4,578 345,044
Pandora A/S ......................................... Denmark 2,457 369,864
Puma SE ........................................... Germany 15,000 689,047
PVH Corp. .......................................... United States 643 68,074
Ralph Lauren Corp., A .................................. United States 583 102,060
Swatch Group AG (The), N .............................. Switzerland 1,506 61,663
3,498,845
Tobacco 0.3%
Altria Group, Inc. ...................................... United States 19,314 879,753
Imperial Brands plc .................................... United Kingdom 18,557 474,871
Japan Tobacco, Inc. ................................... Japan 9,900 268,128
1,622,752
Trading Companies & Distributors 0.5%
a
Core & Main, Inc., A ................................... United States 2,063 100,963
Fastenal Co. ......................................... United States 7,882 495,305
Mitsubishi Corp. ...................................... Japan 29,000 570,167
RS Group plc ........................................ United Kingdom 61,000 539,103
Toyota Tsusho Corp. ................................... Japan 18,300 357,695
WW Grainger, Inc. ..................................... United States 1,075 969,908
3,033,141
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ............................. Spain 516 104,503
Getlink SE .......................................... France 2,793 46,251
150,754
Water Utilities 0.0%
†
American Water Works Co., Inc. .......................... United States 1,453 187,669
Wireless Telecommunication Services 0.0%
†
Vodafone Group plc ................................... United Kingdom 80,405 71,148
Total Common Stocks (Cost $223,697,133) .....................................
327,607,226
Preferred Stocks 0.1%
Household Products 0.0%
†
d
Henkel AG & Co. KGaA, 2.23% ........................... Germany 2,738 243,817
Life Sciences Tools & Services 0.1%
d
Sartorius AG, 0.34% ................................... Germany 1,278 299,204
Total Preferred Stocks (Cost $639,240) .........................................
543,021

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Units a Value
a a a a a a
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 65,264 $ 1,891,351
1,891,351
Total Limited Partnerships (Cost $1,678,488) ...................................
1,891,351
Principal
Amount
*
Corporate Bonds 11.5%
Aerospace & Defense 0.1%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 17,752
Senior Bond, 3.25%, 2/01/35 ........................... United States 10,000 7,640
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 142,556
Senior Note, 4.875%, 5/01/25 .......................... United States 40,000 39,583
Senior Note, 5.15%, 5/01/30 ........................... United States 30,000 28,818
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 8,431
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ............
United States 150,000 136,349
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,331
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 40,378
Senior Bond, 5.2%, 2/15/64 ............................ United States 10,000 9,463
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,422
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 180,413
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,719
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 19,259
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 16,210
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 19,722
Senior Bond, 3.03%, 3/15/52 ........................... United States 200,000 127,623
Senior Note, 6%, 3/15/31 ............................. United States 20,000 20,842
853,511
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 200,000 169,459
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 76,896
246,355
Automobiles 0.1%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 .................
United States 20,000 19,985
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 20,939
b
Hyundai Capital America ,
Senior Note, 144A, 5.35%, 3/19/29 ...................... United States 250,000 249,689
Senior Note, 144A, 5.4%, 1/08/31 ....................... United States 200,000 198,751
489,364
Banks 2.4%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339% to
9/17/26, FRN thereafter , 9/18/27 ........................ Netherlands 200,000 202,715
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 75,249
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ..... United States 230,000 217,874
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 200,000 163,692
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 74,629

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 $ 66,040
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 240,000 239,846
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 18,831
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 79,923
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 143,753
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .... United States 1,030,000 1,061,073
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,813
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 97,546
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,980
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 200,000 193,152
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 29,106
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 49,185
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 9,011
b
BNP Paribas SA ,
Senior Non-Preferred Note, 144A, 2.819% to 11/18/24, FRN
thereafter, 11/19/25 .................................. France 200,000 197,533
Senior Non-Preferred Note, 144A, 1.675% to 6/29/26, FRN
thereafter, 6/30/27 ................................... France 200,000 184,848
Senior Preferred Note, 144A, 5.176% to 1/08/29, FRN thereafter,
1/09/30 ........................................... France 250,000 247,457
b
BPCE SA ,
Senior Non-Preferred Note, 144A, 2.045% to 10/18/26, FRN
thereafter, 10/19/27 .................................. France 250,000 229,599
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 400,000 399,636
Citibank NA , Senior Note , 5.438% , 4/30/26 ..................
United States 750,000 752,896
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 510,000 437,929
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 76,848
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 20,940
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 39,293
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 118,121
Senior Note, 5.174% to 2/12/29, FRN thereafter, 2/13/30 ...... United States 300,000 298,313
Sub. Bond, 5.5%, 9/13/25 ............................. United States 10,000 9,993
Sub. Bond, 4.45%, 9/29/27 ............................ United States 40,000 39,000
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 18,657
Commonwealth Bank of Australia ,
b,e
Senior Note, 144A, FRN, 6.092%, (SOFR + 1.48%), 3/14/25 ... Australia 250,000 250,688
b
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
3.649% to 4/05/27, FRN thereafter , 4/06/28 ................ Netherlands 250,000 238,708
b
Danske Bank A/S ,
Senior Non-Preferred Note, 144A, 5.705% to 2/28/29, FRN
thereafter, 3/01/30 ................................... Denmark 200,000 200,637
Senior Preferred Note, 144A, 5.427% to 2/28/27, FRN thereafter,
3/01/28 ........................................... Denmark 200,000 200,209
HSBC Holdings plc ,
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 508,230
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 196,656
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,145,570
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 58,263
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 24,991
Senior Bond, 5.35% to 5/31/33, FRN thereafter, 6/01/34 ...... United States 200,000 199,222
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 100,000 99,445

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 $ 13,628
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 77,702
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 58,255
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 57,421
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 175,353
Sub. Bond, 4.95%, 6/01/45 ............................ United States 10,000 9,368
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 245,224
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 200,000 202,740
PNC Financial Services Group, Inc. (The) ,
f
T, Junior Sub. Bond, 3.4% to 9/14/26, FRN thereafter, Perpetual United States 230,000 206,924
Senior Bond, 5.676% to 1/21/34, FRN thereafter, 1/22/35 ..... United States 50,000 50,288
Senior Note, 5.812% to 6/11/25, FRN thereafter, 6/12/26 ...... United States 10,000 10,012
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 30,000 30,337
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 45,823
Senior Bond, 5.15%, 2/01/34 ........................... Canada 20,000 19,854
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 19,209
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 184,982
b
Societe Generale SA ,
Senior Non-Preferred Note, 144A, 2.625%, 1/22/25 .......... France 250,000 245,183
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................... France 200,000 184,552
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 250,000 244,638
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 9,428
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 19,215
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 197,080
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 150,000 150,427
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 20,000 20,149
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................... Italy 300,000 279,848
US Bancorp ,
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 10,000 10,144
Senior Note, 1.45%, 5/12/25 ........................... United States 30,000 28,980
Senior Note, 5.727% to 10/20/25, FRN thereafter, 10/21/26 .... United States 50,000 50,102
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000 20,308
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 440,000 390,425
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 230,000 199,530
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 450,000 445,034
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 200,000 182,309
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 58,274
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 98,787
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 390,000 384,706
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 100,000 99,600
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 58,433
Sub. Bond, 4.9%, 11/17/45 ............................ United States 80,000 69,629
13,797,001

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 100,000 $ 92,255
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 59,679
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 390,337
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 26,459
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 156,227
Coca-Cola Co. (The) , Senior Bond , 2.5% , 6/01/40 .............
United States 10,000 7,027
Constellation Brands, Inc. ,
Senior Bond, 4.9%, 5/01/33 ............................ United States 200,000 193,206
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,757
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,372
943,319
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ........................... United States 20,000 19,949
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 370,705
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 90,835
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 33,358
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 98,905
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 38,138
Senior Note, 4.8%, 3/15/29 ............................ United States 20,000 19,927
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 82,606
Senior Note, 4.95%, 3/15/31 ........................... United States 10,000 9,977
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 200,000 174,485
Senior Bond, 5.25%, 3/02/33 ........................... United States 100,000 99,758
Senior Bond, 5.6%, 3/02/43 ............................ United States 420,000 414,193
b
CSL Finance plc , Senior Bond , 144A, 5.106% , 4/03/34 ......... Australia 190,000 187,455
Gilead Sciences, Inc. ,
Senior Bond, 5.25%, 10/15/33 .......................... United States 140,000 141,086
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 8,920
Regeneron Pharmaceuticals, Inc. ,
Senior Bond, 1.75%, 9/15/30 ........................... United States 200,000 164,786
Senior Bond, 2.8%, 9/15/50 ............................ United States 340,000 208,573
2,163,656
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 1.5%, 6/03/30 ............................ United States 30,000 24,998
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 64,319
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 26,506
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 67,331
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 8,376
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 54,180
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 177,802
423,512
Building Products 0.1%
Owens Corning , Senior Bond , 5.7% , 6/15/34 .................
United States 525,000 530,079

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.9%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .........
United States 100,000 $ 96,708
Charles Schwab Corp. (The) ,
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 10,000 10,417
Senior Note, 5.875%, 8/24/26 .......................... United States 40,000 40,472
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 .....
Germany 150,000 150,302
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 225,000 222,273
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 133,963
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 58,222
Senior Bond, 5.851% to 4/24/34, FRN thereafter, 4/25/35 ..... United States 235,000 240,811
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 28,110
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 39,397
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 184,727
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 200,000 186,581
Senior Note, 5.727% to 4/24/29, FRN thereafter, 4/25/30 ...... United States 200,000 203,596
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 196,582
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 46,810
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 10,000 9,559
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ......
United States 125,000 126,672
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 .......................... United States 860,000 818,012
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 38,090
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 520,000 477,338
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 82,689
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 250,000 246,203
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ..... United States 50,000 49,888
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 48,566
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ..................
United States 70,000 70,129
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A, 5.25% ,
4/01/29 ........................................... United States 100,000 100,104
UBS AG , Senior Note , 1.25% , 8/07/26 ......................
Switzerland 250,000 229,878
b
UBS Group AG ,
Senior Bond, 144A, 2.095% to 2/10/31, FRN thereafter, 2/11/32 . Switzerland 225,000 180,891
Senior Note, 144A, 4.488% to 5/11/25, FRN thereafter, 5/12/26 . Switzerland 200,000 197,678
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 . Switzerland 250,000 233,280
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter, 12/22/27 Switzerland 300,000 305,075
5,053,023
Chemicals 0.2%
Albemarle Corp. , Senior Note , 4.65% , 6/01/27 ................
United States 150,000 147,647
FMC Corp. , Senior Bond , 5.65% , 5/18/33 ...................
United States 125,000 123,177
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 100,000 94,799
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 200,000 177,128
Westlake Corp. ,
Senior Bond, 3.375%, 6/15/30 .......................... United States 200,000 180,653
Senior Bond, 3.125%, 8/15/51 .......................... United States 250,000 157,682
881,086
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,630
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,401

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 $ 269,282
Republic Services, Inc. , Senior Bond , 5% , 4/01/34 .............
United States 200,000 195,861
b
Veralto Corp. , Senior Note , 144A, 5.5% , 9/18/26 .............. United States 250,000 250,108
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ............
United States 20,000 19,559
753,841
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 .............
United States 230,000 229,915
Motorola Solutions, Inc. ,
Senior Bond, 4.6%, 5/23/29 ............................ United States 280,000 272,945
Senior Bond, 5.4%, 4/15/34 ............................ United States 150,000 148,765
651,625
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 150,000 125,897
Senior Note, 2.45%, 10/29/26 .......................... Ireland 150,000 139,976
Senior Note, 3%, 10/29/28 ............................ Ireland 300,000 272,736
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 70,000
Senior Note, 4.05%, 5/03/29 ........................... United States 20,000 19,308
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 417,906
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 ...
United States 240,000 239,582
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 200,000 191,298
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ........
United States 220,000 217,274
1,693,977
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 16,071
Dollar Tree, Inc. , Senior Bond , 2.65% , 12/01/31 ...............
United States 200,000 166,237
Sysco Corp. , Senior Bond , 6% , 1/17/34 .....................
United States 200,000 210,026
Target Corp. , Senior Bond , 2.95% , 1/15/52 ..................
United States 350,000 225,651
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,836
626,821
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 113,608
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 395,000 373,831
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ..............
United States 200,000 193,096
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.125% ,
8/15/30 ........................................... United States 150,000 136,538
703,465
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 690,000 548,873
Senior Bond, 3.5%, 9/15/53 ............................ United States 20,000 13,587
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 20,243
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 6,712
Senior Note, 1.65%, 2/01/28 ........................... United States 20,000 17,765

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 $ 119,319
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 37,943
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 169,973
Senior Bond, 4.5%, 8/10/33 ............................ United States 70,000 65,842
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 140,219
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 79,405
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 35,982
Senior Note, 2.355%, 3/15/32 .......................... United States 640,000 523,405
1,779,268
Electric Utilities 0.6%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,649
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,378
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 155,552
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,434
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 214,457
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .........
United States 250,000 237,061
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 230,000 228,196
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 163,212
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 610,322
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 9,988
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 420,000 356,638
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 18,922
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,615
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 50,000 50,108
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 8,248
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 7,130
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,535
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 9,027
Senior Note, 3.3%, 12/01/27 ........................... United States 250,000 233,166
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 276,704
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 .....
United States 520,000 427,573
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 234,730
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 150,000 147,444
3,440,089
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,504
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 37,765
46,269

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 $ 388,228
b
Schlumberger Holdings Corp. , Senior Note , 144A, 5% , 11/15/29 .. United States 120,000 119,139
507,367
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 ............ United States 225,000 227,270
Warnermedia Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ........................... United States 390,000 317,401
Senior Bond, 5.141%, 3/15/52 .......................... United States 10,000 7,791
Senior Note, 6.412%, 3/15/26 .......................... United States 10,000 10,001
Senior Note, 3.755%, 3/15/27 .......................... United States 10,000 9,497
Senior Note, 4.054%, 3/15/29 .......................... United States 10,000 9,237
Senior Note, 4.279%, 3/15/32 .......................... United States 10,000 8,732
589,929
Financial Services 0.2%
b
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 150,000 153,937
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 200,000 176,791
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 270,000 249,729
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 174,082
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ............
United States 100,000 98,029
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,257
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 31,574
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 250,000 206,387
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,626
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,519
Shell International Finance BV ,
Senior Bond, 2.75%, 4/06/30 ........................... United States 50,000 44,601
Senior Bond, 4%, 5/10/46 ............................. United States 20,000 16,099
Senior Bond, 3.25%, 4/06/50 ........................... United States 30,000 20,843
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 .....................
United States 10,000 8,680
1,208,154
Food Products 0.3%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 151,432
Campbell Soup Co. , Senior Note , 5.2% , 3/21/29 ..............
United States 100,000 100,091
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 250,000 230,473
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 175,000 174,420
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3.625%, 1/15/32 .......................... United States 200,000 172,781
Senior Note, 5.75%, 4/01/33 ........................... United States 200,000 199,913
Kraft Heinz Foods Co. , Senior Note , 3.75% , 4/01/30 ...........
United States 100,000 93,401
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 27,451
Senior Bond, 144A, 4.75%, 4/20/33 ...................... United States 150,000 145,621
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 6,738
Mondelez International, Inc. ,
Senior Note, 1.5%, 5/04/25 ............................ United States 20,000 19,333

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Mondelez International, Inc., (continued)
Senior Note, 4.75%, 2/20/29 ........................... United States 250,000 $ 247,090
1,568,744
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 350,000 377,810
Ground Transportation 0.1%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ........ United Kingdom 200,000 198,588
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 184,654
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 6,324
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 77,368
Senior Bond, 4.75%, 11/15/48 .......................... United States 275,000 245,811
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,756
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 8,063
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 7,355
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 6,987
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,850
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,320
763,076
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 500,000 410,286
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ....
United States 200,000 195,471
b
Solventum Corp. ,
Senior Bond, 144A, 5.6%, 3/23/34 ....................... United States 100,000 98,260
Senior Bond, 144A, 5.9%, 4/30/54 ....................... United States 40,000 38,262
Senior Note, 144A, 5.4%, 3/01/29 ....................... United States 20,000 19,943
Senior Note, 144A, 5.45%, 3/13/31 ...................... United States 30,000 29,631
791,853
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 .............
United States 200,000 166,860
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 213,951
Cigna Group (The) ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 83,932
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 18,390
Senior Bond, 4.9%, 12/15/48 ........................... United States 20,000 17,591
Senior Note, 3.05%, 10/15/27 .......................... United States 55,000 51,658
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 58,278
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,823
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 28,975
Senior Bond, 3.75%, 4/01/30 ........................... United States 30,000 27,618
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 40,160
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 35,733
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 455,565
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 88,083
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 34,490
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 15,233

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 $ 19,123
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,283
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 371,588
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 8,391
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 ............................ United States 408,000 398,786
Senior Note, 3.625%, 3/15/32 .......................... United States 200,000 176,230
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 81,573
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 ...
United States 200,000 204,399
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ......
United States 175,000 146,408
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 256,936
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 21,569
Senior Bond, 3.05%, 5/15/41 ........................... United States 395,000 291,721
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 6,873
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 22,220
Senior Note, 4%, 5/15/29 ............................. United States 20,000 19,241
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 28,246
3,408,927
Health Care REITs 0.0%
†
Alexandria Real Estate Equities, Inc. ,
Senior Bond, 2.95%, 3/15/34 ........................... United States 225,000 182,324
Senior Bond, 5.25%, 5/15/36 ........................... United States 50,000 48,154
230,478
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 .............
United States 100,000 102,856
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Note , 6% , 8/15/29 ............
United States 10,000 10,055
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .........
United States 250,000 245,552
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 8,997
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 23,933
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 38,280
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 25,761
352,578
Household Durables 0.0%
†
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .......
United States 150,000 138,899
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 424,981
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,205
434,186
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 325,000 338,878
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 5% , 3/01/35 .........
United States 30,000 29,754

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.5%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 130,000 $ 114,976
b
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 200,000 196,383
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 260,000 210,266
American International Group, Inc. , Senior Bond , 5.125% , 3/27/33 .
United States 200,000 197,122
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 350,000 306,946
Aon North America, Inc. , Senior Bond , 5.45% , 3/01/34 ..........
United States 40,000 39,840
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 216,297
Arthur J Gallagher & Co. ,
Senior Bond, 6.5%, 2/15/34 ............................ United States 150,000 158,865
Senior Bond, 5.45%, 7/15/34 ........................... United States 200,000 198,522
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 .............
United States 125,000 125,190
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 17,093
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 154,752
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 190,108
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,583
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 223,924
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 273,681
b
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3% ,
8/25/29 ........................................... United States 150,000 144,447
b
New York Life Global Funding , Senior Secured Note , 144A, 0.95% ,
6/24/25 ........................................... United States 10,000 9,574
b
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ....... United States 150,000 149,860
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ........................................... United States 100,000 102,600
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 8,852
3,048,881
Interactive Media & Services 0.0%
†
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 8,170
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 6,517
Meta Platforms, Inc. , Senior Bond , 4.45% , 8/15/52 ............
United States 250,000 215,678
230,365
Machinery 0.1%
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 9,099
Senior Bond, 3.75%, 4/15/50 ........................... United States 10,000 7,847
Ingersoll Rand, Inc. , Senior Note , 5.176% , 6/15/29 ............
United States 140,000 140,042
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,733
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ........................................... United States 180,000 176,521
343,242
Media 0.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 76,968
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 320,000 261,681
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 130,000 114,672
Senior Secured Bond, 6.55%, 6/01/34 .................... United States 10,000 10,009

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications
Operating Capital, (continued)
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 120,000 $ 104,570
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 86,568
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 43,937
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 31,028
Senior Secured Note, 4.908%, 7/23/25 ................... United States 14,000 13,870
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 67,784
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 9,196
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 57,561
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 280,603
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 24,418
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 23,416
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 24,976
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 387,650
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 12,074
Fox Corp. ,
Senior Bond, 6.5%, 10/13/33 ........................... United States 220,000 230,548
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 38,161
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 294,754
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,476
2,203,920
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 199,022
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 19,785
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 18,674
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 19,011
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 19,289
Senior Note, 144A, 5.371%, 4/04/29 ..................... Australia 200,000 199,136
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 93,443
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 132,154
700,514
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 9,186
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 7,811
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 300,000 289,958
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 150,000 147,701
b
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 ................ France 200,000 199,732
654,388
Oil, Gas & Consumable Fuels 1.0%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 274,887
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 33,223
Senior Bond, 4.812%, 2/13/33 .......................... United States 200,000 193,987
Senior Bond, 4.893%, 9/11/33 .......................... United States 200,000 194,578
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 25,414
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 17,223

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Cameron LNG LLC, (continued)
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 $ 32,952
Canadian Natural Resources Ltd. ,
Senior Bond, 2.95%, 7/15/30 ........................... Canada 250,000 219,415
Senior Bond, 6.25%, 3/15/38 ........................... Canada 140,000 143,737
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 50,000 50,071
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 13,663
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 27,728
b
Columbia Pipelines Operating Co. LLC , Senior Bond , 144A, 6.036% ,
11/15/33 .......................................... United States 50,000 51,120
ConocoPhillips Co. , Senior Bond , 5.3% , 5/15/53 ..............
United States 250,000 237,515
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 90,012
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 38,476
b
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 37,149
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 ............................ United States 30,000 28,869
Senior Note, 4.375%, 3/15/29 .......................... United States 60,000 57,408
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 10,030
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 25,142
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 102,369
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,794
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 47,986
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 55,357
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 39,486
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 46,012
Senior Bond, 5.55%, 5/15/34 ........................... United States 310,000 306,995
Senior Bond, 5.15%, 3/15/45 ........................... United States 375,000 329,926
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 49,783
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 19,516
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 29,015
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 53,613
Senior Bond, 4.85%, 1/31/34 ........................... United States 30,000 29,144
Senior Bond, 6.125%, 10/15/39 ......................... United States 375,000 395,166
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 17,176
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 36,889
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 9,365
H, Senior Bond, 6.65%, 10/15/34 ....................... United States 10,000 10,977
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 29,289
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 17,918
Senior Bond, 4.95%, 4/15/50 ........................... United States 30,000 27,524
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,618
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 46,634
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 8,794
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 14,445
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 38,847

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc., (continued)
Senior Bond, 5.55%, 6/01/45 ........................... United States 300,000 $ 280,064
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 19,143
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,726
Senior Bond, 5.5%, 2/15/49 ............................ United States 190,000 175,451
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 258,638
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ........
United States 60,000 62,631
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ........................... United States 30,000 30,901
Senior Bond, 6.625%, 9/01/53 .......................... United States 30,000 32,039
Senior Note, 5.8%, 11/01/30 ........................... United States 10,000 10,242
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 50,399
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 241,279
Targa Resources Corp. ,
Senior Bond, 4.95%, 4/15/52 ........................... United States 10,000 8,528
Senior Bond, 6.5%, 2/15/53 ............................ United States 155,000 162,984
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 26,228
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 3.25% ,
5/15/30 ........................................... United States 50,000 45,140
b
Var Energi ASA ,
Senior Bond, 144A, 8%, 11/15/32 ....................... Norway 200,000 224,242
Senior Note, 144A, 7.5%, 1/15/28 ....................... Norway 200,000 210,577
Western Midstream Operating LP , Senior Note , 3.1% , 2/01/25 ....
United States 10,000 9,835
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 57,609
Senior Bond, 2.6%, 3/15/31 ............................ United States 200,000 169,031
Senior Bond, 5.15%, 3/15/34 ........................... United States 30,000 29,281
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 27,051
5,724,256
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 125,252 123,758
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 29,229
152,987
Personal Care Products 0.0%
†
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 250,000 224,069
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 ...................
United States 20,000 19,787
243,856
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 168,361
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 391,193
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 200,000 190,012
Bristol-Myers Squibb Co. ,
Senior Bond, 5.2%, 2/22/34 ............................ United States 20,000 19,967
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 8,576
Senior Bond, 5.55%, 2/22/54 ........................... United States 10,000 9,866
Senior Bond, 5.65%, 2/22/64 ........................... United States 10,000 9,776
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,941
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,321

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co., (continued)
Senior Note, 5.1%, 2/22/31 ............................ United States 10,000 $ 10,041
Eli Lilly & Co. ,
Senior Bond, 4.7%, 2/09/34 ............................ United States 30,000 29,427
Senior Bond, 5.1%, 2/09/64 ............................ United States 30,000 28,680
Johnson & Johnson , Senior Bond , 2.1% , 9/01/40 ..............
United States 30,000 20,033
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 8,276
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 18,773
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 280,000 272,940
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 25,262
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 20,897
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 19,289
Royalty Pharma plc , Senior Note , 1.2% , 9/02/25 ..............
United States 225,000 213,750
1,504,381
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 480,000 398,150
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,853
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 50,000 40,058
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 10,000 9,989
Senior Bond, 3.05%, 8/12/51 ........................... United States 20,000 12,697
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,756
Senior Note, 5.125%, 2/10/30 .......................... United States 10,000 10,046
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 9,766
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 .......................... United States 10,000 10,221
Senior Note, 5.3%, 1/15/31 ............................ United States 10,000 9,980
NVIDIA Corp. , Senior Bond , 3.7% , 4/01/60 ..................
United States 20,000 15,144
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,765
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,451
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 8,734
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 16,598
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 169,366
356,424
Software 0.2%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 17,530
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 ...............
United States 270,000 183,441
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 43,192
Senior Bond, 3.95%, 3/25/51 ........................... United States 200,000 147,987
Senior Note, 1.65%, 3/25/26 ........................... United States 40,000 37,514
Senior Note, 4.65%, 5/06/30 ........................... United States 210,000 205,857
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 19,286
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 205,251

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 $ 121,835
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 175,000 157,323
1,139,216
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ........................... United States 200,000 170,046
Senior Bond, 4.1%, 1/15/52 ............................ United States 200,000 141,161
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 8,913
Senior Bond, 3.3%, 4/15/40 ............................ United States 20,000 15,589
Senior Bond, 3.35%, 4/15/50 ........................... United States 30,000 21,323
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,368
Senior Note, 4.5%, 9/15/32 ............................ United States 120,000 116,396
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,708
Senior Bond, 5.75%, 7/01/53 ........................... United States 200,000 197,216
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 17,482
707,202
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 .....................
United States 500,000 306,994
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34 ..
United States 200,000 197,972
504,966
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 9,007
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 7,784
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,473
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 100,000 105,377
131,641
Tobacco 0.2%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 29,520
Senior Bond, 6.875%, 11/01/33 ......................... United States 30,000 32,445
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 20,030
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 49,072
BAT Capital Corp. ,
Senior Bond, 6%, 2/20/34 ............................. United Kingdom 20,000 20,242
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 15,415
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 14,000 13,302
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 280,768
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 16,943
Senior Bond, 5.375%, 2/15/33 .......................... United States 425,000 422,223
Senior Bond, 5.25%, 2/13/34 ........................... United States 10,000 9,815
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 8,557
Senior Note, 4.875%, 2/13/29 .......................... United States 10,000 9,892
928,224

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 .......................... United States 20,000 $ 19,549
Senior Note, 5.3%, 2/01/28 ............................ United States 10,000 9,983
29,532
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 190,337
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 40,881
Senior Bond, 5.15%, 4/15/34 ........................... United States 10,000 9,832
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 14,320
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 67,569
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,667
Senior Note, 3.375%, 4/15/29 .......................... United States 450,000 415,916
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 74,805
Vodafone Group plc ,
Senior Bond, 6.15%, 2/27/37 ........................... United Kingdom 100,000 106,272
Senior Bond, 5.75%, 6/28/54 ........................... United Kingdom 220,000 213,209
962,471
Total Corporate Bonds (Cost $ 70,019,716) ......................................
66,188,311
Foreign Government and Agency Securities 1.1%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
g
200,000 179,772
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 ....................................... Brazil 630,000 BRL 101,991
10%, 1/01/33 ....................................... Brazil 780,000 BRL 124,067
China Government Bond , 3% , 10/15/53 .....................
China 840,000 CNY 129,124
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 153,646
Colombia Titulos de Tesoreria ,
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP 172,502
B, 9.25%, 5/28/42 ................................... Colombia 2,170,000,000 COP 436,243
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 61,124
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 248,149
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 107,626
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ....................... France 200,000 202,096
Senior Note, 144A, 5.65%, 4/22/29 ....................... France 200,000 201,820
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 169,049
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,700,000
h
MXN 209,981
M, 8%, 7/31/53 ..................................... Mexico 7,600,000
h
MXN 335,684
M, Senior Bond, 8.5%, 11/18/38 ......................... Mexico 6,900,000
h
MXN 334,560
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,800,000
h
MXN 299,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 $ 241,346
New Zealand Government Bond , 2.75% , 5/15/51 ..............
New Zealand 210,000 NZD 86,013
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 168,521
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 172,211
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 180,870
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 149,928
Petroleos Mexicanos , Senior Bond , 6.95% , 1/28/60 ............
Mexico 170,000 112,570
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 6,400,000 ZAR 215,124
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 8,900,000 ZAR 365,411
b
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 560,000 GBP 663,611
Reg S, 1.25%, 7/31/51 ................................ United Kingdom 920,000 GBP 562,319
Uruguay Government Bond , Senior Bond , 7.625% , 3/21/36 ......
Uruguay 50,000 59,223
Total Foreign Government and Agency Securities (Cost $6,669,098) ...............
6,444,331
U.S. Government and Agency Securities 18.8%
FFCB , 2.1%, 2/25/36 ...................................
United States 150,000 112,868
U.S. Treasury Bonds ,
4.375%, 5/15/40 ..................................... United States 500,000 493,418
1.125%, 8/15/40 ..................................... United States 332,000 202,274
1.375%, 11/15/40 .................................... United States 1,771,000 1,118,151
2%, 11/15/41 ....................................... United States 50,000 34,369
2.75%, 8/15/42 ..................................... United States 885,000 680,966
4%, 11/15/42 ....................................... United States 1,000,000 921,836
3.875%, 2/15/43 ..................................... United States 10,000 9,042
2.875%, 5/15/43 ..................................... United States 2,760,000 2,144,175
3.875%, 5/15/43 ..................................... United States 3,090,000 2,788,906
4.375%, 8/15/43 ..................................... United States 130,000 125,521
4.75%, 11/15/43 ..................................... United States 1,580,000 1,601,478
3.125%, 8/15/44 ..................................... United States 725,000 579,632
3%, 11/15/44 ....................................... United States 100,000 78,129
3%, 5/15/45 ........................................ United States 280,000 217,722
2.5%, 5/15/46 ...................................... United States 945,000 664,453
2.25%, 8/15/46 ..................................... United States 3,109,000 2,073,071
2.75%, 11/15/47 ..................................... United States 90,000 65,461
3.375%, 11/15/48 .................................... United States 3,300,000 2,680,863
3%, 2/15/49 ........................................ United States 3,578,000 2,710,894
2.25%, 8/15/49 ..................................... United States 150,000 96,979
1.25%, 5/15/50 ..................................... United States 1,710,000 847,853
1.375%, 8/15/50 ..................................... United States 1,705,000 872,847
2.375%, 5/15/51 ..................................... United States 950,000 625,924
2%, 8/15/51 ........................................ United States 1,350,000 811,266
1.875%, 11/15/51 .................................... United States 1,885,000 1,094,478
2.25%, 2/15/52 ..................................... United States 710,000 452,431
3%, 8/15/52 ........................................ United States 680,000 511,700
3.625%, 2/15/53 ..................................... United States 155,000 131,889
3.625%, 5/15/53 ..................................... United States 1,755,000 1,493,738
4.125%, 8/15/53 ..................................... United States 660,000 614,754
4.75%, 11/15/53 ..................................... United States 300,000 310,195
4.25%, 2/15/54 ..................................... United States 420,000 400,017
U.S. Treasury Notes ,
1.5%, 10/31/24 ..................................... United States 1,100,000 1,085,895
2.125%, 11/30/24 .................................... United States 4,500,000 4,442,302
0.375%, 11/30/25 .................................... United States 4,400,000 4,128,351

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.375%, 1/31/26 ..................................... United States 9,430,000 $ 8,789,607
0.75%, 3/31/26 ..................................... United States 300,000 279,814
3.75%, 4/15/26 ..................................... United States 3,920,000 3,850,481
4.875%, 5/31/26 ..................................... United States 250,000 250,527
0.875%, 6/30/26 ..................................... United States 1,175,000 1,090,180
1.875%, 7/31/26 ..................................... United States 389,000 367,392
1.25%, 12/31/26 ..................................... United States 3,415,000 3,148,537
2.375%, 5/15/27 ..................................... United States 3,140,000 2,957,733
0.5%, 6/30/27 ...................................... United States 6,535,000 5,807,726
3.25%, 6/30/27 ..................................... United States 1,330,000 1,283,476
2.25%, 11/15/27 ..................................... United States 3,500,000 3,256,504
i
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,557,513
0.75%, 1/31/28 ..................................... United States 310,000 272,231
1.25%, 4/30/28 ..................................... United States 2,575,000 2,288,280
3.5%, 4/30/28 ...................................... United States 223,000 215,731
3.125%, 11/15/28 .................................... United States 1,055,000 1,001,941
1.5%, 11/30/28 ...................................... United States 250,000 221,279
1.375%, 12/31/28 .................................... United States 200,000 175,672
3.25%, 6/30/29 ..................................... United States 1,500,000 1,425,264
1.625%, 8/15/29 ..................................... United States 3,565,000 3,124,806
4%, 10/31/29 ....................................... United States 1,975,000 1,941,980
3.75%, 6/30/30 ..................................... United States 600,000 580,863
0.625%, 8/15/30 ..................................... United States 4,400,000 3,527,219
4.125%, 8/31/30 ..................................... United States 415,000 409,772
4.625%, 9/30/30 ..................................... United States 1,200,000 1,217,039
4%, 1/31/31 ........................................ United States 110,000 107,809
1.125%, 2/15/31 ..................................... United States 800,000 654,406
4.25%, 2/28/31 ..................................... United States 240,000 238,617
4.625%, 5/31/31 ..................................... United States 100,000 101,641
1.25%, 8/15/31 ..................................... United States 435,000 353,106
1.375%, 11/15/31 .................................... United States 9,100,000 7,404,059
2.75%, 8/15/32 ..................................... United States 870,000 774,317
4.125%, 11/15/32 .................................... United States 1,420,000 1,396,370
i
Index Linked, 1.125%, 1/15/33 .......................... United States 100,000 97,434
3.5%, 2/15/33 ...................................... United States 650,000 609,299
3.375%, 5/15/33 ..................................... United States 1,750,000 1,622,168
3.875%, 8/15/33 ..................................... United States 3,500,000 3,367,930
4%, 2/15/34 ........................................ United States 760,000 737,853
4.375%, 5/15/34 ..................................... United States 1,000,000 1,000,391
e
FRN, 5.43%, (3-month U.S. Treasury Bill Rate + 0.125%), 7/31/25 United States 2,000,000 2,000,579
e
FRN, 5.475%, (3-month U.S. Treasury Bill Rate + 0.17%),
10/31/25 .......................................... United States 990,000 990,833
Total U.S. Government and Agency Securities (Cost $119,019,590) ................
107,722,227
Asset-Backed Securities 0.8%
Consumer Finance 0.0%
†
j
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.699% ,
1/29/46 . ........................................... United States 125,000 124,760

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 0.7%
b,k
AB BSL CLO 4 Ltd. , 2023-4A , A , 144A, FRN , 7.325% , ( 3-month
SOFR + 2% ), 4/20/36 . ................................ United States 100,000 $ 100,917
b,k
Apex Credit CLO Ltd. , 2020-1A , A1RR , 144A, FRN , 6.773% ,
( 3-month SOFR + 1.45% ), 4/20/35 . ...................... United States 100,000 99,993
k
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.894% , ( 1-month SOFR + 0.654% ), 3/25/36 . ....... United States 67,836 65,422
b,k
Birch Grove CLO 7 Ltd. , 2023-7A , A1 , 144A, FRN , 7.177% , ( 3-month
SOFR + 1.8% ), 10/20/36 . .............................. United States 100,000 100,734
b,k
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 6.59% , ( 3-month SOFR + 1.262% ), 1/15/31 . ........... United States 154,386 154,513
k
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 6.105% ,
( 1-month SOFR + 0.759% ), 3/25/34 . ..................... United States 127,211 124,054
b,k
Columbia Cent CLO 33 Ltd. , 2024-33A , A1 , 144A, FRN , 6.926% ,
( 3-month SOFR + 1.6% ), 4/20/37 . ....................... United States 120,000 120,461
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 91,389 81,266
b,k
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 6.831% , ( 3-month
SOFR + 1.52% ), 4/20/37 . .............................. United States 100,000 100,228
k
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 5.013% ,
( 1-month SOFR + 0.674% ), 3/25/36 . ..................... United States 17,318 17,231
b
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . .. United States 120,000 119,140
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 118,500 113,914
b,k
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 6.526% , ( 1-month SOFR +
1.194% ), 10/16/36 . ................................... United States 82,529 82,168
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 133,481 99,694
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 45,777 42,757
b,k
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 6.649% , ( 3-month SOFR + 1.322% ), 4/16/33 . .......... United States 500,000 500,293
b,k
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.882% , ( 1-month SOFR + 0.834% ), 10/25/33 . .............. United States 135,832 131,905
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 437,163
b,k
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
6.584% , ( 3-month SOFR + 1.262% ), 2/14/31 . ............... United States 238,965 239,127
b,k
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 6.709% ,
( 3-month SOFR + 1.392% ), 1/17/31 . ..................... United States 89,099 89,173
b,k
Point Au Roche Park CLO Ltd. , 2021-1A , A , 144A, FRN , 6.666% ,
( 3-month SOFR + 1.342% ), 7/20/34 . ..................... United States 100,000 100,159
b,k
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 6.72% , ( 3-month
SOFR + 1.392% ), 10/15/34 . ............................ United States 180,000 180,320
b,k
Stratus Static CLO Ltd. , 2022-3A , AR , 144A, FRN , 6.625% , ( 3-month
SOFR + 1.3% ), 10/20/31 . .............................. United States 82,849 82,939
b,k
Symphony CLO 40 Ltd. , 2023-40A , A1 , 144A, FRN , 6.969% ,
( 3-month SOFR + 1.64% ), 1/14/34 . ...................... United States 160,000 160,357
b,k
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 6.659% ,
( 3-month SOFR + 1.342% ), 1/17/32 . ..................... United States 240,430 240,682
3,584,610
a a a a a a
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 356,254 324,633
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 65,702 60,338
2019-2, A, 2.9%, 5/01/28 .............................. United States 80,208 72,391
2020-1, B, 4.875%, 7/15/27 ............................ United States 151,200 149,056
606,418
a a a a a a
Total Asset-Backed Securities (Cost $4,319,830) ................................
4,315,788

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ....................
United States 210,000 $ 177,146
j
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 20,000 20,658
b,k
BPR Trust , 2022-OANA , A , 144A, FRN , 7.227% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 150,237
b,k
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 6.173%, (1-month SOFR + 0.844%),
10/15/36 .......................................... United States 107,986 106,553
2021-VINO, A, 144A, FRN, 6.096%, (1-month SOFR + 0.767%),
5/15/38 ........................................... United States 108,143 106,878
2021-VOLT, B, 144A, FRN, 6.393%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 250,000 246,564
2022-LP2, A, 144A, FRN, 6.342%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 181,868 179,982
2023-XL3, A, 144A, FRN, 7.09%, (1-month SOFR + 1.761%),
12/09/40 .......................................... United States 100,000 100,231
2024-XL5, A, 144A, FRN, 6.72%, (1-month SOFR + 1.392%),
3/15/41 ........................................... United States 95,898 95,508
b,k
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 6.133%, (1-month SOFR + 0.804%),
10/15/36 .......................................... United States 230,000 227,232
2022-MVRK, A, 144A, FRN, 6.796%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 114,040 112,647
b
BX Trust ,
k
2021-BXMF, A, 144A, FRN, 6.079%, (1-month SOFR + 0.75%),
10/15/26 .......................................... United States 93,262 92,106
2022-CLS, A, 144A, 5.76%, 10/13/27 ..................... United States 100,000 99,016
k
2022-IND, A, 144A, FRN, 6.82%, (1-month SOFR + 1.491%),
4/15/37 ........................................... United States 296,356 295,825
k
2024-VLT4, B, 144A, FRN, 7.261%, (1-month SOFR + 1.941%),
7/15/29 ........................................... United States 100,000 99,786
b,k
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.818% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 130,459
b,k
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 6.733% , ( 30-d ay SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 148,307
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 118,747
j
MSWF Commercial Mortgage Trust , 2023-2 , A5 , FRN , 6.014% ,
12/15/56 .......................................... United States 100,000 105,285
b,k
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.727% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 98,896
b,j
NJ Trust , 2023-GSP , A , 144A, FRN , 6.697% , 1/06/29 ........... United States 100,000 103,226
b,k
SREIT Trust ,
2021-MFP, A, 144A, FRN, 6.174%, (1-month SOFR + 0.845%),
11/15/38 .......................................... United States 133,961 132,798
2021-MFP2, A, 144A, FRN, 6.265%, (1-month SOFR + 0.936%),
11/15/36 .......................................... United States 100,000 98,831
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 104,806
3,151,724
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,154,028) .................
3,151,724
Mortgage-Backed Securities 5.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 309,386 298,029
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 34,232 31,888

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year, 4%, 11/01/37 ....................... United States 156,879 $ 150,985
FHLMC Pool, 20 Year, 1.5%, 11/01/40 - 7/01/41 .............. United States 227,880 184,480
FHLMC Pool, 20 Year, 2%, 10/01/40 - 4/01/42 ................ United States 567,176 476,742
FHLMC Pool, 20 Year, 3%, 5/01/42 - 9/01/42 ................. United States 258,433 227,134
FHLMC Pool, 30 Year, 2%, 6/01/50 - 8/01/52 ................. United States 2,489,199 1,953,279
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 4/01/52 .............. United States 2,807,744 2,320,747
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 988,269 847,082
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 2,228,750 1,992,971
FHLMC Pool, 30 Year, 4%, 5/01/47 - 1/01/54 ................. United States 1,557,136 1,436,261
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ............. United States 863,997 821,405
FHLMC Pool, 30 Year, 5%, 8/01/52 - 11/01/52 ................ United States 643,422 625,432
FHLMC Pool, 30 Year, 5.5%, 12/01/52 - 6/01/53 .............. United States 358,962 355,037
FHLMC Pool, 30 Year, 6%, 3/01/53 ........................ United States 89,008 89,663
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ....................... United States 169,114 173,448
11,984,583
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA, 2.5%, 9/01/61 - 6/01/62 ........................... United States 255,076 205,258
FNMA, 4.76%, 6/01/29 ................................. United States 100,000 99,896
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 465,222 410,707
FNMA, 20 Year, 1.5%, 11/01/41 ........................... United States 82,682 66,688
FNMA, 20 Year, 2%, 10/01/40 - 8/01/42 ..................... United States 462,857 388,761
FNMA, 20 Year, 2.5%, 12/01/40 - 5/01/42 ................... United States 281,051 243,872
FNMA, 20 Year, 3.5%, 8/01/42 ........................... United States 88,445 80,637
FNMA, 30 Year, 1.5%, 3/01/51 - 9/01/51 .................... United States 261,090 195,880
FNMA, 30 Year, 2%, 6/01/50 - 3/01/52 ...................... United States 3,139,971 2,473,474
FNMA, 30 Year, 2.5%, 9/01/51 - 3/01/52 .................... United States 3,250,084 2,672,297
FNMA, 30 Year, 3%, 9/01/50 - 6/01/52 ...................... United States 2,393,215 2,054,482
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 435,318 388,058
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 463,624 429,275
FNMA, 30 Year, 4.5%, 2/01/50 - 11/01/52 ................... United States 713,787 676,255
FNMA, 30 Year, 5%, 10/01/52 - 5/01/53 ..................... United States 464,323 449,726
FNMA, 30 Year, 5.5%, 11/01/52 - 9/01/53 ................... United States 882,483 871,523
FNMA, 30 Year, 6%, 6/01/53 - 8/01/53 ...................... United States 689,070 693,245
FNMA, 30 Year, 6.5%, 4/01/54 ........................... United States 94,973 97,190
l
FNMA, Single-family, 30 Year, 2%, 7/25/54 .................. United States 100,000 78,227
l
FNMA, Single-family, 30 Year, 3%, 7/25/54 .................. United States 300,000 255,234
l
FNMA, Single-family, 30 Year, 5%, 7/25/54 .................. United States 100,000 96,656
l
FNMA, Single-family, 30 Year, 5.5%, 7/25/54 ................. United States 400,000 394,547
l
FNMA, Single-family, 30 Year, 6%, 7/25/54 .................. United States 300,000 300,879
l
FNMA, Single-family, 30 Year, 6.5%, 7/25/54 ................. United States 100,000 101,789
13,724,556
Government National Mortgage Association (GNMA) Fixed Rate 1.3%
GNMA II, 2%, 2/20/51 - 4/20/51 ........................... United States 150,377 118,136
GNMA II, 30 Year, 2%, 3/20/51 ........................... United States 92,141 73,233
GNMA II, 30 Year, 2.5%, 12/20/51 ......................... United States 80,686 67,357
GNMA II, 30 Year, 4.5%, 9/20/52 .......................... United States 88,233 84,135
GNMA II, 30 Year, 5%, 8/20/53 ........................... United States 93,895 91,903
GNMA II, 30 Year, 5.5%, 3/20/53 - 8/20/53 ................... United States 284,388 284,607
GNMA II, 30 Year, 6%, 1/20/54 ........................... United States 96,659 98,401
GNMA II, Single-family, 30 Year, 2%, 10/20/50 - 5/20/52 ........ United States 1,542,054 1,249,656
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 6/20/52 ........ United States 854,614 719,181
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 10/20/51 ........ United States 517,275 451,078
GNMA II, Single-family, 30 Year, 3.5%, 4/20/52 - 7/15/54 ........ United States 386,928 347,473
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 320,789 300,617
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 ............... United States 167,631 161,582

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 5%, 8/20/52 - 7/20/53 ......... United States 854,990 $ 833,400
GNMA II, Single-family, 30 Year, 5.5%, 2/20/53 - 9/20/53 ........ United States 1,486,819 1,476,385
GNMA II, Single-family, 30 Year, 6%, 5/20/54 - 7/15/54 ......... United States 738,647 742,292
GNMA II, Single-family, 30 Year, 6.5%, 5/20/54 - 7/15/54 ........ United States 449,219 455,991
7,555,427
Total Mortgage-Backed Securities (Cost $35,611,389) ............................
33,264,566
Municipal Bonds 0.2%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 395,000 370,724
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 354,398
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 189,894
915,016
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 123,810
Total Municipal Bonds (Cost $1,308,731) .......................................
1,038,826
Residential Mortgage-Backed Securities 0.2%
Financial Services 0.2%
b
BRAVO Residential Funding Trust ,
j
2022-NQM3, A1, 144A, FRN, 5.108%, 7/25/62 .............. United States 79,444 78,458
2023-NQM1, A1, 144A, 5.757%, 1/25/63 .................. United States 81,635 81,095
b,k
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
8.435% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ........... United States 120,000 125,149
b
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ........................................... United States 122,457 122,081
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.985%, (30-day SOFR Average +
1.65%), 1/25/34 ..................................... United States 79,959 80,503
2022-DNA3, M1A, 144A, FRN, 7.335%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 62,038 62,985
b,j
GCAT Trust , 2024-INV1 , 1A2 , 144A, FRN , 5.5% , 1/25/54 ........ United States 96,298 94,092
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 4.75% , 7/25/61 United States 97,548 95,046
b,j
Morgan Stanley Residential Mortgage Loan Trust ,
2024-INV2, A1, 144A, FRN, 6.5%, 2/25/54 ................. United States 95,650 96,266
2024-INV3, A1, 144A, FRN, 6.5%, 6/25/54 ................. United States 100,000 101,494
b,j
New Residential Mortgage Loan Trust , 2018-3A , A1 , 144A, FRN ,
4.5% , 5/25/58 ...................................... United States 72,926 70,027
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ........... United States 87,984 89,172
b,j
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 79,128 66,837
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 110,987 109,521
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 79,736 77,688
1,350,414
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,335,838) ..................
1,350,414

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
m
FHLMC, Multi-family Structured Pass-Through Certificates , K105 ,
X1 , IO, FRN , 1.643% , 1/25/30 .......................... United States 2,285,726 $ 156,391
FNMA ,
2014-6, Z, 2.5%, 2/25/44 .............................. United States 129,712 109,630
2022-29, KZ, 1.5%, 6/25/42 ............................ United States 103,172 72,152
m
427, C73, IO, 3%, 12/25/48 ............................ United States 510,246 81,570
GNMA ,
2021-21, AH, 1.4%, 6/16/63 ............................ United States 85,754 63,628
2021-77, LC, 1.25%, 7/20/50 ........................... United States 113,842 87,902
2023-92, AH, 2%, 6/16/64 ............................. United States 99,976 77,358
648,631
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $657,001) ...........
648,631
Total Long Term Investments (Cost $468,110,082) ...............................
554,166,416
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 7,415,081 7,415,081
o
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
4.94% ............................................ United States 3,225,657 3,225,657
o
JPMorgan Prime Money Market Fund, 5.29% ................ United States 912,600 912,761
Total Money Market Funds (Cost $11,553,499) ..................................
11,553,499
Total Short Term Investments (Cost $11,553,499 ) ................................
11,553,499
a
Total Investments (Cost $479,663,581) 98.5% ...................................
$565,719,915
Other Assets, less Liabilities 1.5% .............................................
8,578,779
Net Assets 100.0% ...........................................................
$574,298,694
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $23,491,104, representing 4.1% of net assets.
c
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of these securities was $729,671, representing 0.1% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
The coupon rate shown represents the rate at period end.
f
Perpetual security with no stated maturity date.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount is stated in 100 Mexican Peso Units.
i
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
See Note 3(e) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 54 $ 14,908,050 9/20/24 $ (58,009)
Interest rate contracts
3-month SOFR .............................. Long 2 475,725 3/18/25 (2,047)
3-month SOFR .............................. Long 18 4,321,350 3/17/26 4,069
U.S. Treasury 10 Year Notes .................... Short 94 10,338,531 9/19/24 (176,407)
U.S. Treasury 10 Year Notes .................... Long 60 6,599,062 9/19/24 33,341
U.S. Treasury 10 Year Ultra Notes ................ Long 8 908,250 9/19/24 13,875
U.S. Treasury 2 Year Notes ..................... Long 7 1,429,531 9/30/24 5,528
U.S. Treasury 5 Year Notes ..................... Long 58 6,181,531 9/30/24 33,407
U.S. Treasury Long Bonds ..................... Long 10 1,183,125 9/19/24 14,722
U.S. Treasury Ultra Bonds ...................... Short 6 752,062 9/19/24 (20,822)
U.S. Treasury Ultra Bonds ...................... Long 6 752,062 9/19/24 (20,280)
Total Futures Contracts ...................................................................... $(172,623)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
New Zealand Dollar . BZWS Sell 90,000 54,275 7/16/24 $ — $ (546)
New Zealand Dollar . CITI Buy 530,000 322,208 7/16/24 628 —
New Zealand Dollar . HSBK Buy 40,000 24,697 7/16/24 — (332)
Chilean Peso ...... HSBK Buy 220,000,000 231,816 7/17/24 2,044 —
Norwegian Krone ... CITI Buy 500,000 47,769 7/25/24 — (907)
Norwegian Krone ... JPHQ Buy 6,000,000 554,611 7/25/24 7,735 —
Mexican Peso ...... CITI Buy 9,800,000 556,994 7/29/24 — (23,615)
Mexican Peso ...... CITI Sell 24,600,000 1,418,521 7/29/24 80,067 (438)
Mexican Peso ...... HSBK Sell 1,100,000 61,646 7/29/24 1,777 —
Columbian Peso .... JPHQ Sell 1,850,000,000 450,785 7/30/24 8,667 (1,521)
Hungarian Forint .... MSCO Buy 194,000,000 530,485 7/31/24 — (5,066)
Hungarian Forint .... UBSW Buy 16,000,000 44,564 7/31/24 — (1,230)
Euro ............. HSBK Buy 110,000 120,203 8/07/24 — (2,179)
Euro ............. JPHQ Buy 1,730,000 1,862,024 8/07/24 217 (6,056)
Chilean Peso ...... HSBK Buy 200,000,000 216,296 8/14/24 — (3,726)
South African Rand .. HSBK Sell 8,900,000 474,826 8/15/24 — (12,635)
South African Rand .. UBSW Sell 800,000 42,562 8/15/24 — (1,255)
Yuan Renminbi ..... JPHQ Sell 730,000 101,407 8/28/24 — (860)
Australian Dollar .... MSCO Buy 2,030,000 1,352,317 9/06/24 5,320 (911)
Australian Dollar .... UBSW Buy 130,000 86,935 9/06/24 — (51)
British Pound ...... CITI Sell 380,000 486,052 9/10/24 5,459 —
British Pound ...... HSBK Sell 560,000 716,330 9/10/24 8,086 —
Indian Rupee ...... BZWS Buy 30,000,000 357,978 9/11/24 1,005 —
Swiss Franc ....... UBSW Buy 310,000 352,695 9/12/24 — (4,545)
Japanese Yen ...... JPHQ Buy 284,000,000 1,835,515 9/13/24 — (49,886)
Japanese Yen ...... JPHQ Sell 92,000,000 583,507 9/13/24 5,064 —
Chilean Peso ...... HSBK Buy 260,000,000 282,386 9/17/24 — (6,225)
Total Forward Exchange Contracts ................................................... $126,069 $(121,984)
Net unrealized appreciation (depreciation) ............................................ $4,085
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
At June 30, 2024, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
At June 30, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
See Note 7 regarding other derivative information.
See Abbreviations on page 62 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.42 .. 1.00% Quarterly 6/20/29 1,782,000 $ 36,915 $ 7,023 $ 29,892
Investment
Grade
CDX.NA.IG.42 .. 1.00% Quarterly 6/20/34 1,511,000 7,121 — 7,121
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $44,036 $7,023 $37,013
Total Credit Default Swap Contracts .................................... $44,036 $ 7,023 $37,013
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.87% .... Annual 2/28/31 1,176,000 $ 9,808 $ (3,915) $ 13,722
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.2% ..... Annual 4/30/31 2,152,000 (31,432) (16,655) (14,776)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 5/15/48 1,055,000 118,005 1,568 116,437
Total Interest Rate Swap Contracts .................................... $96,381 $ (19,002) $115,383
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $472,248,500
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 7,415,081
Value - Unaffiliated issuers .................................................................. $558,304,834
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 7,415,081
Cash .................................................................................... 462,132
Receivables:
Investment securities sold ................................................................... 7,589,714
Capital shares sold ........................................................................ 85,835
Dividends and interest ..................................................................... 2,155,197
European Union tax reclaims (Note 1 f ) ......................................................... 54,528
Deposits with brokers for:
Futures contracts ........................................................................ 1,068,825
Centrally cleared swap contracts ............................................................ 287,000
Variation margin on centrally cleared swap contracts ............................................... 27,211
Unrealized appreciation on OTC forward exchange contracts .......................................... 126,069
Total assets .......................................................................... 577,576,426
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,385,910
Capital shares redeemed ................................................................... 203,582
Management fees ......................................................................... 251,054
Distribution fees .......................................................................... 147,044
Trustees' fees and expenses ................................................................. 1,023
Variation margin on futures contracts ........................................................... 65,805
Unrealized depreciation on OTC forward exchange contracts .......................................... 121,984
Deferred tax ............................................................................... 17,293
Accrued expenses and other liabilities ........................................................... 84,037
Total liabilities ......................................................................... 3,277,732
Net assets, at value ................................................................. $574,298,694
Net assets consist of:
Paid-in capital ............................................................................. $478,993,418
Total distributable earnings (losses) ............................................................. 95,305,276
Net assets, at value ................................................................. $574,298,694

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $1,084,202
Shares outstanding ........................................................................ 210,818
Net asset value and maximum offering price per share
a
............................................. $5.14
Class 2:
Net assets, at value ....................................................................... $218,399,106
Shares outstanding ........................................................................ 42,858,731
Net asset value and maximum offering price per share
a
............................................. $5.10
Class 4:
Net assets, at value ....................................................................... $354,815,386
Shares outstanding ........................................................................ 66,813,012
Net asset value and maximum offering price per share
a
............................................. $5.31
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $165,532)
Unaffiliated issuers ........................................................................ $3,254,705
Non-controlled affiliates (Note 3 e ) ............................................................. 301,337
Interest: (net of foreign taxes of $1,766)
Unaffiliated issuers ........................................................................ 4,345,596
Other income (Note 1 f ) ....................................................................... 4,149
Total investment income ................................................................... 7,905,787
Expenses:
Management fees (Note 3 a ) ................................................................... 1,576,127
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 273,650
    Class 4 ................................................................................ 618,097
Custodian fees ............................................................................. 9,154
Reports to shareholders fees .................................................................. 7,074
Professional fees ........................................................................... 39,954
Trustees' fees and expenses .................................................................. 3,449
Interest expense ........................................................................... 1,012
Other .................................................................................... 39,175
Total expenses ......................................................................... 2,567,692
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (65,121)
Net expenses ......................................................................... 2,502,571
Net investment income ................................................................ 5,403,216
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $5,700)
Unaffiliated issuers ...................................................................... 12,674,468
Written options ........................................................................... 18,916
Foreign currency transactions ................................................................ (53,134)
Forward exchange contracts ................................................................. (313,827)
Futures contracts ......................................................................... 2,696,436
TBA sale commitments ..................................................................... (20,566)
Swap contracts ........................................................................... 132,198
Net realized gain (loss) .................................................................. 15,134,491
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,239,963
Translation of other assets and liabilities denominated in foreign currencies .............................. (19,971)
Written options ........................................................................... (307)
Forward exchange contracts ................................................................. (156,819)
Futures contracts ......................................................................... (605,265)
Swap contracts ........................................................................... 39,534
Change in deferred taxes on unrealized appreciation ............................................... 11,395
Net change in unrealized appreciation (depreciation) ............................................ 13,508,530
Net realized and unrealized gain (loss) ............................................................ 28,643,021
Net increase (decrease) in net assets resulting from operations .......................................... $34,046,237

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Franklin Allocation VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,403,216 $9,843,624
Net realized gain (loss) ................................................. 15,134,491 (2,235,032)
Net change in unrealized appreciation (depreciation) ........................... 13,508,530 68,899,250
Net increase (decrease) in net assets resulting from operations ................ 34,046,237 76,507,842
Distributions to shareholders:
Class 1 ............................................................. (24,453) (25,224)
Class 2 ............................................................. (4,459,886) (6,929,031)
Class 4 ............................................................. (6,636,366) (9,970,207)
Total distributions to shareholders .......................................... (11,120,705) (16,924,462)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 253,233 64,532
Class 2 ............................................................. (12,526,827) (24,866,650)
Class 4 ............................................................. (14,604,161) (9,836,275)
Total capital share transactions ............................................ (26,877,755) (34,638,393)
Net increase (decrease) in net assets ................................... (3,952,223) 24,944,987
Net assets:
Beginning of period ..................................................... 578,250,917 553,305,930
End of period .......................................................... $574,298,694 $578,250,917

Franklin Templeton Variable Insurance Products Trust
49
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Allocation VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2024, 47.0% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
50
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Franklin Allocation VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
51
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Franklin Allocation VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2024, the Fund had OTC
derivatives in a net liability of $57,568.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
52
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Franklin Allocation VIP Fund
(continued)
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2024, the Fund had no option contracts.
See Note 7 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
53
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Franklin Allocation VIP Fund
(continued)
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from  securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 50,984 $252,063 43,100 $199,467
Shares issued in reinvestment of distributions .......... 4,748 24,453 5,378 25,224
Shares redeemed ............................... (4,559) (23,283) (34,224) (160,159)
Net increase (decrease) .......................... 51,173 $253,233 14,254 $64,532
Class 2 Shares:
Shares sold ................................... 474,722 $2,391,309 1,588,699 $7,371,791
Shares issued in reinvestment of distributions .......... 872,776 4,459,886 1,490,114 6,929,031
Shares redeemed ............................... (3,850,867) (19,378,022) (8,496,769) (39,167,472)
Net increase (decrease) .......................... (2,503,369) $(12,526,827) (5,417,956) $(24,866,650)
Class 4 Shares:
Shares sold ................................... 1,175,765 $6,197,985 4,245,776 $20,475,219
Shares issued in reinvestment of distributions .......... 1,247,437 6,636,366 2,059,960 9,970,207
Shares redeemed ............................... (5,221,994) (27,438,512) (8,395,238) (40,281,701)
Net increase (decrease) .......................... (2,798,792) $(14,604,161) (2,089,502) $(9,836,275)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.55% per year of the average daily net assets of the Fund.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisers and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Western Asset Management Company, LLC (Western) Investment manager
Western Asset Management Company, Limited (Western London) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
Western
Western London

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(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $13,390,903 $33,770,913 $(39,746,735) $— $— $7,415,081 7,415,081 $301,337
Total Affiliated Securities ... $13,390,903 $33,770,913 $(39,746,735) $— $— $7,415,081 $301,337
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,249,093
Long term ................................................................................ 121,904
Total capital loss carryforwards ............................................................... $3,370,997
Cost of investments .......................................................................... $486,505,991
Unrealized appreciation ........................................................................ $113,200,991
Unrealized depreciation ........................................................................ (34,015,188)
Net unrealized appreciation (depreciation) .......................................................... $79,185,803
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, bond discounts and premiums and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$131,709,002 and $166,596,656, respectively.
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 104,942
a
Variation margin on futures
contracts
$ 219,556
a
Variation margin on centrally
cleared swap contracts
130,159
b
Variation margin on centrally
cleared swap contracts
14,776
b
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
126,069 Unrealized depreciation on OTC
forward exchange contracts
121,984
Credit contracts ............
Variation margin on centrally
cleared swap contracts
37,013
b
Variation margin on centrally
cleared swap contracts
—
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund (continued)
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 58,009
a
Total .................... $398,183 $414,325
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(17,784)
a
Investments $150
a
Written options 18,916 Written options (307)
Futures contracts 216,310 Futures contracts (319,556)
Swap contracts 108,019 Swap contracts 33,900
Foreign exchange contracts .....
Forward exchange contracts (313,827) Forward exchange contracts (156,819)
Credit contracts ...............
Swap contracts 24,179 Swap contracts 5,634
Equity contracts ..............
Futures contracts 2,480,126 Futures contracts (285,709)
Total ....................... $2,515,939 $(722,707)
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2024 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Franklin Allocation
VIP Fund
Futures contracts .......................... $ 58,259,845
Swap contracts ............................ 6,620,143
Forwards exchange contracts ................. 12,897,742
Options .................................. 1,157,143
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,721,506 $ 2,006,217 $ — $ 7,727,723
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Air Freight & Logistics ................... $ 1,196,616 $ 1,032,693 $ — $ 2,229,309
Automobile Components ................. 230,978 1,364,341 — 1,595,319
Automobiles .......................... 1,575,832 2,281,269 — 3,857,101
Banks ............................... 8,990,491 8,404,588 — 17,395,079
Beverages ........................... 3,252,649 636,689 — 3,889,338
Biotechnology ......................... 3,602,423 1,660,588 — 5,263,011
Broadline Retail ....................... 9,127,755 1,722,951 — 10,850,706
Building Products ...................... 1,216,280 809,204 — 2,025,484
Capital Markets ........................ 6,848,341 3,195,042 — 10,043,383
Chemicals ........................... 5,947,757 3,819,951 — 9,767,708
Commercial Services & Supplies ........... 1,392,744 675,635 — 2,068,379
Communications Equipment .............. 3,770,779 104,422 — 3,875,201
Construction & Engineering ............... 257,381 325,027 — 582,408
Construction Materials .................. 1,601,019 742,162 — 2,343,181
Consumer Finance ..................... 2,980,568 — — 2,980,568
Consumer Staples Distribution & Retail ...... 3,035,211 1,619,510 — 4,654,721
Containers & Packaging ................. — 1,255,074 — 1,255,074
Diversified Consumer Services ............ 128,796 47,354 — 176,150
Diversified REITs ...................... — 131,453 — 131,453
Diversified Telecommunication Services ..... 635,952 573,220 — 1,209,172
Electric Utilities ........................ 3,088,600 1,408,721 — 4,497,321
Electrical Equipment .................... 2,568,595 925,855 — 3,494,450
Electronic Equipment, Instruments &
Components ........................ 1,752,949 530,924 — 2,283,873
Energy Equipment & Services ............. 97,984 528,265 — 626,249
Entertainment ......................... 3,724,295 1,037,322 — 4,761,617
Financial Services ...................... 10,161,395 692,439 — 10,853,834
Food Products ........................ 1,212,886 1,147,534 — 2,360,420
Gas Utilities .......................... 74,929 193,782 — 268,711
Ground Transportation .................. 4,395,241 49,605 — 4,444,846
Health Care Equipment & Supplies ......... 6,394,738 3,019,640 — 9,414,378
Health Care Providers & Services .......... 9,186,380 63,946 — 9,250,326
Health Care Technology ................. 246,881 — — 246,881
Hotels, Restaurants & Leisure ............. 2,167,446 1,539,790 — 3,707,236
Household Durables .................... 1,437,337 1,480,931 — 2,918,268
Household Products .................... 973,821 — — 973,821
Independent Power and Renewable Electricity
Producers .......................... 463,260 53,799 — 517,059
Industrial Conglomerates ................ — 1,130,985 — 1,130,985
Industrial REITs ....................... 365,221 338,182 — 703,403
Insurance ............................ 5,153,191 2,920,786 — 8,073,977
Interactive Media & Services .............. 12,461,339 480,641 — 12,941,980
IT Services ........................... 3,146,509 329,299 — 3,475,808
Leisure Products ....................... — 90,134 — 90,134
Life Sciences Tools & Services ............ 5,492,252 1,063,042 — 6,555,294
Machinery ............................ 5,074,687 2,738,168 — 7,812,855
Marine Transportation ................... — 233,430 — 233,430
Media ............................... 2,080,665 268,560 — 2,349,225
Metals & Mining ....................... 1,629,496 1,622,552 — 3,252,048
Multi-Utilities .......................... 4,068,271 286,237 — 4,354,508
Oil, Gas & Consumable Fuels ............. 7,416,334 4,926,679 — 12,343,013
Paper & Forest Products ................. 112,182 — — 112,182
Passenger Airlines ..................... 74,481 53,860 — 128,341
Personal Care Products ................. 1,293,285 1,004,016 — 2,297,301
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 7,110,699 $ 6,887,351 $ — $ 13,998,050
Professional Services ................... 861,632 1,923,199 — 2,784,831
Real Estate Management & Development .... 81,906 427,853 — 509,759
Residential REITs ...................... 171,606 — — 171,606
Retail REITs .......................... 868,769 131,105 — 999,874
Semiconductors & Semiconductor Equipment . 27,448,277 5,999,780 — 33,448,057
Software ............................. 29,460,242 1,352,806 — 30,813,048
Specialized REITs ...................... 1,658,785 — — 1,658,785
Specialty Retail ........................ 2,540,060 1,025,718 — 3,565,778
Technology Hardware, Storage & Peripherals . 9,017,265 1,681,622 — 10,698,887
Textiles, Apparel & Luxury Goods .......... 893,646 2,605,199 — 3,498,845
Tobacco ............................. 879,753 742,999 — 1,622,752
Trading Companies & Distributors .......... 1,566,176 1,466,965 — 3,033,141
Transportation Infrastructure .............. — 150,754 — 150,754
Water Utilities ......................... 187,669 — — 187,669
Wireless Telecommunication Services ....... — 71,148 — 71,148
Preferred Stocks ......................... — 543,021 — 543,021
Limited Partnerships ...................... 1,891,351 — — 1,891,351
Corporate Bonds ........................ — 66,188,311 — 66,188,311
Foreign Government and Agency Securities .... — 6,444,331 — 6,444,331
U.S. Government and Agency Securities ....... — 107,722,227 — 107,722,227
Asset-Backed Securities ................... — 4,315,788 — 4,315,788
Commercial Mortgage-Backed Securities ...... — 3,151,724 — 3,151,724
Mortgage-Backed Securities ................ — 33,264,566 — 33,264,566
Municipal Bonds ......................... — 1,038,826 — 1,038,826
Residential Mortgage-Backed Securities ....... — 1,350,414 — 1,350,414
Agency Commercial Mortgage-Backed Securities — 648,631 — 648,631
Short Term Investments ................... 11,553,499 — — 11,553,499
Total Investments in Securities ........... $254,019,063 $311,700,852
a
$— $565,719,915
Other Financial Instruments:
Forward Exchange Contracts ............... $— $126,069 $— $126,069
Futures Contracts ....................... 104,942 — — 104,942
Swap Contracts ......................... — 167,172 — 167,172
Total Other Financial Instruments ......... $104,942 $293,241 $— $398,183
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $121,984 $— $121,984
Futures Contracts ........................ 277,565 — — 277,565
Swap Contracts ......................... — 14,776 — 14,776
Total Other Financial Instruments ......... $277,565 $136,760 $— $414,325
a
Includes foreign securities valued at $87,572,916, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Cu r rency
BRL
Brazilian Real
CHF
Swiss Franc
CNY
Chinese Yuan
COP
Colombian Peso
GBP
British Pound
HKD
Hong Kong Dollar
MXN
Mexican Peso
NZD
New Zealand Dollar
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SDR
Swedish Depository Receipt
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.33%

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Franklin Allocation VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of the Fund, (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an affiliate of FAV, on behalf of the
Fund; (iii) the investment sub-advisory agreement between FAV and Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of the Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment
Management, LLC (BGIM), an affiliate of FAV, on behalf of the Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments, LLC (CIL), an affiliate of FAV, on behalf of the Fund; (vi) the investment sub-advisory agreement between FAV and Western Asset Management Company, LLC (WAMC), an affiliate of FAV, on behalf of the Fund; and (vii)
the investment sub-advisory agreement between FAV and Western Asset Management Company Limited (WAMCL), an
affiliate of FAV, on behalf of the Fund (each a Management Agreement). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management
Agreement. BGIM, CIL, FAV, FTIL, TGAL, WAMC and WAMCL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
64
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Semiannual Report
each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the Fund’s performance due to strong equity market performance that year. Management further explained that the Fund’s

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
65
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Semiannual Report
manager selection within its US equity sleeves hindered relative performance as managers’ employed value and momentum strategies which underperformed for the one-year period and large cap and rising dividend strategies which underperformed for the three-year period. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including ongoing review of manager holdings and a change in the Fund’s defensive positioning. The Board noted that the annualized total return and annualized income return were positive for all periods. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and eight other mixed-asset target allocation growth funds underlying
VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Fund’s sub-advisers are paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-
advisory fee paid to each sub-adviser of the Fund are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
66
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Semiannual Report
certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the
FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

11536-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
DynaTech VIP fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.27 $2.96 $11.85 $10.92 $8.06 $6.46
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.01) (0.02) (0.08) (0.03) (0.01)
Net realized and unrealized gains (losses) 0.98 1.32 (4.52) 1.79 3.47 1.99
Total from investment operations ........ 0.97 1.31 (4.54) 1.71 3.44 1.98
Less distributions from:
Net realized gains ................. — — (4.35) (0.78) (0.58) (0.38)
Net asset value, end of period .......... $5.24 $4.27 $2.96 $11.85 $10.92 $8.06
Total return
c
....................... 22.72% 43.77% (39.96)% 16.14% 44.88% 31.16%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.90% 0.91% 1.03% 1.31% 1.33%
Expenses net of waiver and payments by
affiliates .......................... 0.87%
e
0.89%
f
0.90%
f
0.96% 0.96%
f
0.96%
f
Net investment (loss) ................ (0.49)% (0.41)% (0.49)% (0.71)% (0.36)% (0.19)%
Supplemental data
Net assets, end of period (000’s) ........ $149,712 $125,878 $74,486 $139,784 $125,731 $97,964
Portfolio turnover rate ................ 8.64% 22.25% 34.99% 74.97% 15.70% 26.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $3.73 $2.59 $11.23 $10.40 $7.71 $6.20
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.02) (0.03) (0.09) (0.04) (0.02)
Net realized and unrealized gains (losses) 0.85 1.16 (4.26) 1.70 3.31 1.91
Total from investment operations ........ 0.84 1.14 (4.29) 1.61 3.27 1.89
Less distributions from:
Net realized gains ................. — — (4.35) (0.78) (0.58) (0.38)
Net asset value, end of period .......... $4.57 $3.73 $2.59 $11.23 $10.40 $7.71
Total return
c
....................... 22.52% 44.02% (40.20)% 16.09% 44.71% 31.03%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.00% 1.01% 1.13% 1.41% 1.43%
Expenses net of waiver and payments by
affiliates .......................... 0.97%
e
1.00%
e,f
1.00%
f
1.06% 1.06%
f
1.06%
f
Net investment (loss) ................ (0.59)% (0.50)% (0.59)% (0.81)% (0.47)% (0.29)%
Supplemental data
Net assets, end of period (000’s) ........ $28,574 $25,919 $20,496 $36,515 $38,425 $31,761
Portfolio turnover rate ................ 8.64% 22.25% 34.99% 74.97% 15.70% 26.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin DynaTech VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 6,380 $ 1,877,251
Automobiles 1.2%
a
Tesla, Inc. ........................................... United States 10,397 2,057,358
Biotechnology 0.9%
a
Argenx SE .......................................... Netherlands 707 306,802
a
Ascendis Pharma A/S, ADR ............................. Denmark 2,072 282,579
a
Crinetics Pharmaceuticals, Inc. ........................... United States 1,344 60,198
a
Insmed, Inc. ......................................... United States 1,387 92,929
a
Krystal Biotech, Inc. ................................... United States 702 128,915
a
Merus NV ........................................... Netherlands 945 55,916
a
Moderna, Inc. ........................................ United States 390 46,313
a
Natera, Inc. .......................................... United States 4,858 526,073
a
Rocket Pharmaceuticals, Inc. ............................ United States 610 13,133
a
United Therapeutics Corp. ............................... United States 360 114,678
1,627,536
Broadline Retail 8.7%
a
Amazon.com, Inc. ..................................... United States 68,746 13,285,164
a
MercadoLibre, Inc. .................................... Brazil 1,372 2,254,745
15,539,909
Capital Markets 1.4%
Moody's Corp. ........................................ United States 1,045 439,872
MSCI, Inc., A ......................................... United States 1,023 492,830
Tradeweb Markets, Inc., A ............................... United States 14,594 1,546,964
2,479,666
Communications Equipment 0.3%
a
Arista Networks, Inc. ................................... United States 1,378 482,961
Construction & Engineering 0.8%
Quanta Services, Inc. .................................. United States 5,550 1,410,200
Diversified Consumer Services 0.1%
a
Duolingo, Inc., A ...................................... United States 1,066 222,442
Electrical Equipment 0.0%
†
Vertiv Holdings Co., A .................................. United States 771 66,746
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., A .................................... United States 8,054 542,598
a
Celestica, Inc. ........................................ Canada 1,515 86,855
Jabil, Inc. ........................................... United States 367 39,926
Keyence Corp. ....................................... Japan 1,197 523,982
1,193,361
Energy Equipment & Services 0.5%
Baker Hughes Co., A ................................... United States 6,913 243,130
a
Oceaneering International, Inc. ........................... United States 6,720 158,995
Schlumberger NV ..................................... United States 5,355 252,649
TechnipFMC plc ...................................... United Kingdom 8,686 227,139
881,913
Entertainment 0.2%
a
Netflix, Inc. .......................................... United States 209 141,050
Nintendo Co. Ltd. ..................................... Japan 2,393 127,810
a
Spotify Technology SA .................................. United States 225 70,603
339,463

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 3.9%
Mastercard, Inc., A .................................... United States 11,683 $ 5,154,072
Visa, Inc., A .......................................... United States 6,868 1,802,644
6,956,716
Ground Transportation 1.0%
a
Uber Technologies, Inc. ................................. United States 24,072 1,749,553
Health Care Equipment & Supplies 3.2%
a
Boston Scientific Corp. ................................. United States 1,378 106,120
a
Dexcom, Inc. ......................................... United States 1,680 190,478
a
IDEXX Laboratories, Inc. ................................ United States 3,449 1,680,353
a
Intuitive Surgical, Inc. .................................. United States 7,262 3,230,501
a
PROCEPT BioRobotics Corp. ............................ United States 2,535 154,863
Stryker Corp. ........................................ United States 684 232,731
a
TransMedics Group, Inc. ................................ United States 745 112,212
5,707,258
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ..................................... United States 3,527 304,027
UnitedHealth Group, Inc. ................................ United States 1,376 700,742
1,004,769
Health Care Technology 0.1%
Pro Medicus Ltd. ...................................... Australia 1,629 154,710
a
Veeva Systems, Inc., A ................................. United States 383 70,093
224,803
Hotels, Restaurants & Leisure 1.0%
a
Airbnb, Inc., A ........................................ United States 839 127,218
Booking Holdings, Inc. ................................. United States 276 1,093,374
a
DoorDash, Inc., A ..................................... United States 4,548 494,731
a
MakeMyTrip Ltd. ...................................... India 1,319 110,928
1,826,251
Interactive Media & Services 8.8%
Alphabet, Inc., A ...................................... United States 48,340 8,805,131
Meta Platforms, Inc., A ................................. United States 13,747 6,931,512
15,736,643
IT Services 1.9%
a
Gartner, Inc. ......................................... United States 683 306,708
a
MongoDB, Inc., A ..................................... United States 3,130 782,375
a
Shopify, Inc., A ....................................... Canada 34,371 2,271,219
a
Wix.com Ltd. ......................................... Israel 210 33,405
3,393,707
Life Sciences Tools & Services 2.8%
Danaher Corp. ....................................... United States 9,288 2,320,607
a
Tempus AI, Inc., A ..................................... United States 2,730 95,550
Thermo Fisher Scientific, Inc. ............................ United States 4,809 2,659,377
5,075,534
Media 0.0%
†
a
Trade Desk, Inc. (The), A ................................ United States 360 35,161
Pharmaceuticals 2.9%
AstraZeneca plc, ADR .................................. United Kingdom 6,910 538,911
Eli Lilly & Co. ........................................ United States 4,829 4,372,080

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR ................................. Denmark 2,356 $ 336,295
5,247,286
Professional Services 0.1%
Verisk Analytics, Inc., A ................................. United States 539 145,288
Semiconductors & Semiconductor Equipment 27.7%
a
Advanced Micro Devices, Inc. ............................ United States 10,977 1,780,579
Analog Devices, Inc. ................................... United States 13,758 3,140,401
a
ARM Holdings plc, ADR ................................ United States 667 109,135
ASM International NV .................................. Netherlands 1,679 1,283,567
ASML Holding NV, ADR ................................ Netherlands 5,153 5,270,128
Broadcom, Inc. ....................................... United States 867 1,391,995
Entegris, Inc. ......................................... United States 3,391 459,141
Intel Corp. ........................................... United States 3,414 105,732
KLA Corp. ........................................... United States 3,793 3,127,366
Lam Research Corp. ................................... United States 3,678 3,916,518
a
Lattice Semiconductor Corp. ............................. United States 6,753 391,606
Monolithic Power Systems, Inc. ........................... United States 3,445 2,830,688
NVIDIA Corp. ........................................ United States 206,760 25,543,130
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 715 124,274
49,474,260
Software 27.3%
a
Adobe, Inc. .......................................... United States 344 191,106
a
Appfolio, Inc., A ....................................... United States 1,051 257,043
a
AppLovin Corp., A ..................................... United States 2,469 205,470
a
Aspen Technology, Inc. ................................. United States 168 33,370
a
Atlassian Corp., A ..................................... United States 221 39,090
a
Cadence Design Systems, Inc. ........................... United States 15,784 4,857,526
Constellation Software, Inc. .............................. Canada 485 1,397,319
a
Crowdstrike Holdings, Inc., A ............................. United States 693 265,551
a
Datadog, Inc., A ...................................... United States 3,491 452,748
a
Descartes Systems Group, Inc. (The) ...................... Canada 5,485 531,167
a
Elastic NV ........................................... United States 310 35,312
a
Fair Isaac Corp. ...................................... United States 333 495,724
a
HubSpot, Inc. ........................................ United States 3,457 2,038,904
Intuit, Inc. ........................................... United States 6,871 4,515,690
a
Klaviyo, Inc., A ....................................... United States 3,317 82,560
a,b
Lumine Group, Inc., Reg S .............................. Canada 3,589 96,873
a
Manhattan Associates, Inc. .............................. United States 2,071 510,874
Microsoft Corp. ....................................... United States 30,951 13,833,549
a
Monday.com Ltd. ...................................... United States 3,431 826,048
a
Palo Alto Networks, Inc. ................................ United States 6,902 2,339,847
a
Procore Technologies, Inc. .............................. United States 5,471 362,782
Roper Technologies, Inc. ................................ United States 3,437 1,937,299
Salesforce, Inc. ....................................... United States 3,484 895,736
a
ServiceNow, Inc. ...................................... United States 7,904 6,217,840
a
SPS Commerce, Inc. ................................... United States 691 130,019
a
Synopsys, Inc. ....................................... United States 8,570 5,099,664
a
Tyler Technologies, Inc. ................................. United States 1,024 514,847
a
Workday, Inc., A ...................................... United States 2,435 544,369
48,708,327
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 15,491 3,262,714
a
Pure Storage, Inc., A ................................... United States 790 50,726
3,313,440

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
See Abbreviations on page 18 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 1,416 $ 88,982
Total Common Stocks (Cost $77,829,601) ......................................
176,866,784
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc., 3/31/40 ....................... Canada 341 —
Total Warrants (Cost $–) ......................................................
—
Total Long Term Investments (Cost $77,829,601) ................................
176,866,784
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 1,194,754 1,194,754
Total Money Market Funds (Cost $1,194,754) ...................................
1,194,754
Total Short Term Investments (Cost $1,194,754 ) .................................
1,194,754
a
Total Investments (Cost $79,024,355) 99.9% ....................................
$178,061,538
Other Assets, less Liabilities 0.1% .............................................
224,943
Net Assets 100.0% ...........................................................
$178,286,481
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of this security was
$96,873, representing 0.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $77,829,601
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 1,194,754
Value - Unaffiliated issuers .................................................................. $176,866,784
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 1,194,754
Cash .................................................................................... 2,120
Foreign currency, at value (cost $3,054) .......................................................... 3,032
Receivables:
Investment securities sold ................................................................... 74,136
Capital shares sold ........................................................................ 362,411
Dividends ............................................................................... 25,465
Total assets .......................................................................... 178,528,702
Liabilities:
Payables:
Capital shares redeemed ................................................................... 91,515
Management fees ......................................................................... 81,937
Distribution fees .......................................................................... 38,117
Professional fees ......................................................................... 15,709
Trustees' fees and expenses ................................................................. 177
Accrued expenses and other liabilities ........................................................... 14,766
Total liabilities ......................................................................... 242,221
Net assets, at value ................................................................. $178,286,481
Net assets consist of:
Paid-in capital ............................................................................. $95,726,134
Total distributable earnings (losses) ............................................................. 82,560,347
Net assets, at value ................................................................. $178,286,481
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $149,712,089
Shares outstanding ........................................................................ 28,569,912
Net asset value and maximum offering price per share
a
............................................. $5.24
Class 4:
Net assets, at value ....................................................................... $28,574,392
Shares outstanding ........................................................................ 6,246,925
Net asset value and maximum offering price per share
a
............................................. $4.57
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $4,119)
Unaffiliated issuers ........................................................................ $284,955
Non-controlled affiliates (Note 3 e ) ............................................................. 27,855
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (191)
Non-controlled affiliates (Note 3 e ) ............................................................. 244
Total investment income ................................................................... 312,863
Expenses:
Management fees (Note 3 a ) ................................................................... 476,683
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 172,047
    Class 4 ................................................................................ 47,561
Custodian fees ............................................................................. 595
Reports to shareholders fees .................................................................. 3,790
Professional fees ........................................................................... 26,020
Trustees' fees and expenses .................................................................. 973
Other .................................................................................... 4,150
Total expenses ......................................................................... 731,819
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (2,012)
Net expenses ......................................................................... 729,807
Net investment income (loss) ............................................................ (416,944)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,725,610
Foreign currency transactions ................................................................ (649)
Net realized gain (loss) .................................................................. 3,724,961
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 30,400,081
Translation of other assets and liabilities denominated in foreign currencies .............................. (121)
Net change in unrealized appreciation (depreciation) ............................................ 30,399,960
Net realized and unrealized gain (loss) ............................................................ 34,124,921
Net increase (decrease) in net assets resulting from operations .......................................... $33,707,977

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin DynaTech VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(416,944) $(553,793)
Net realized gain (loss) ................................................. 3,724,961 (6,432,466)
Net change in unrealized appreciation (depreciation) ........................... 30,399,960 52,425,827
Net increase (decrease) in net assets resulting from operations ................ 33,707,977 45,439,568
Capital share transactions: (Note 2 )
Class 2 ............................................................. (4,292,386) 14,420,552
Class 4 ............................................................. (2,926,237) (3,045,460)
Total capital share transactions ............................................ (7,218,623) 11,375,092
Net increase (decrease) in net assets ................................... 26,489,354 56,814,660
Net assets:
Beginning of period ..................................................... 151,797,127 94,982,467
End of period .......................................................... $178,286,481 $151,797,127

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin DynaTech VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2024, the
Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.578% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 2,147,950 $10,322,081 10,959,693 $38,279,397
Shares redeemed ............................... (3,052,721) (14,614,467) (6,623,355) (23,858,845)
Net increase (decrease) .......................... (904,771) $(4,292,386) 4,336,338 $14,420,552
Class 4 Shares:
Shares sold ................................... 268,019 $1,120,187 953,967 $3,133,365
Shares redeemed ............................... (970,335) (4,046,424) (1,917,498) (6,178,825)
Net increase (decrease) .......................... (702,316) $(2,926,237) (963,531) $(3,045,460)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $1,788,799 $12,290,540 $(12,884,585) $— $— $1,194,754 1,194,754 $27,855
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $285,415 $(285,415) $— $— $— — $244
Total Affiliated Securities ... $1,788,799 $12,575,955 $(13,170,000) $— $— $1,194,754 $28,099
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$14,123,958 and $21,570,157, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,582,554
Long term ................................................................................ 3,608,508
Total capital loss carryforwards ............................................................... $18,191,062
Cost of investments .......................................................................... $80,618,163
Unrealized appreciation ........................................................................ $99,398,285
Unrealized depreciation ........................................................................ (1,954,910)
Net unrealized appreciation (depreciation) .......................................................... $97,443,375

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Semiannual Report
Franklin DynaTech VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,877,251 $ — $ — $ 1,877,251
Automobiles .......................... 2,057,358 — — 2,057,358
Biotechnology ......................... 1,320,734 306,802 — 1,627,536
Broadline Retail ....................... 15,539,909 — — 15,539,909
Capital Markets ........................ 2,479,666 — — 2,479,666
Communications Equipment .............. 482,961 — — 482,961
Construction & Engineering ............... 1,410,200 — — 1,410,200
Diversified Consumer Services ............ 222,442 — — 222,442
Electrical Equipment .................... 66,746 — — 66,746
Electronic Equipment, Instruments &
Components ........................ 669,379 523,982 — 1,193,361
Energy Equipment & Services ............. 881,913 — — 881,913
Entertainment ......................... 211,653 127,810 — 339,463
Financial Services ...................... 6,956,716 — — 6,956,716
Ground Transportation .................. 1,749,553 — — 1,749,553
Health Care Equipment & Supplies ......... 5,707,258 — — 5,707,258
Health Care Providers & Services .......... 1,004,769 — — 1,004,769
Health Care Technology ................. 70,093 154,710 — 224,803
Hotels, Restaurants & Leisure ............. 1,826,251 — — 1,826,251
Interactive Media & Services .............. 15,736,643 — — 15,736,643
IT Services ........................... 3,393,707 — — 3,393,707
Life Sciences Tools & Services ............ 5,075,534 — — 5,075,534
Media ............................... 35,161 — — 35,161
Pharmaceuticals ....................... 5,247,286 — — 5,247,286
Professional Services ................... 145,288 — — 145,288
Semiconductors & Semiconductor Equipment . 48,190,693 1,283,567 — 49,474,260
Software ............................. 48,708,327 — — 48,708,327
Technology Hardware, Storage & Peripherals . 3,313,440 — — 3,313,440
Trading Companies & Distributors .......... 88,982 — — 88,982
Warrants ............................... — — —
a
—
Short Term Investments ................... 1,194,754 — — 1,194,754
Total Investments in Securities ........... $175,664,667 $2,396,871
b
$— $178,061,538
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $2,396,871, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin DynaTech VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
20
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Semiannual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe.
The Board discussed the Fund’s performance with management and management explained that, relative to its Performance
Universe, the Fund was overweight more growth-oriented sectors such as Information Technology and Health Care, which underperformed the Performance Universe’s higher allocations to value and blend-style equity securities during the market volatility in the one-, three- and five-year periods. Management further explained that the Fund’s three- and five-year underperformance versus its Performance Universe was substantially attributable to the one-year period ended December
31, 2022, during which growth equities experienced significant volatility due to a combination of rising interest rates, elevated inflation and recession fears. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the continued execution of the Fund’s sell discipline and a focus on innovative companies that have demonstrated responsible capital allocation. The Board noted that the annualized total return for the one-year period was 43.77%. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

Franklin Templeton Variable Insurance Products Trust
21
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Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other large-cap growth funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group.
The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Templeton Variable Insurance Products Trust
22
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Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4410-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Global Real Estate VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 18
Results of Meeting(s) of Shareholders 18
Remuneration Paid to Directors, Officers and Others 18
Board Approval of Management and Subadvisory Agreements 18

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.01 $12.01 $18.06 $14.66 $17.99 $15.41
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.30 0.21 0.19 0.39 0.29
Net realized and unrealized gains (losses) (0.64) 1.07 (4.83) 3.76 (1.59) 3.15
Total from investment operations ........ (0.47) 1.37 (4.62) 3.95 (1.20) 3.44
Less distributions from:
Net investment income .............. (0.26) (0.37) (0.39) (0.18) (0.54) (0.50)
Net realized gains ................. — — (1.04) (0.37) (1.59) (0.36)
Total distributions ................... (0.26) (0.37) (1.43) (0.55) (2.13) (0.86)
Net asset value, end of period .......... $12.28 $13.01 $12.01 $18.06 $14.66 $17.99
Total return
c
....................... (3.58)% 11.68% (25.92)% 27.20% (5.17)% 22.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.16% 1.14% 1.16% 1.24% 1.14%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00%
e
1.00%
e
1.00%
e
1.00%
e
1.04%
e
Net investment income ............... 2.65% 2.49% 1.50% 1.14% 2.73% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $671 $709 $727 $1,001 $966 $1,057
Portfolio turnover rate ................ 19.02% 18.27% 15.44% 26.48% 23.01% 28.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.55 $11.59 $17.47 $14.21 $17.50 $15.00
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.17 0.14 0.35 0.24
Net realized and unrealized gains (losses) (0.61) 1.04 (4.66) 3.63 (1.56) 3.08
Total from investment operations ........ (0.47) 1.30 (4.49) 3.77 (1.21) 3.32
Less distributions from:
Net investment income .............. (0.23) (0.34) (0.35) (0.14) (0.49) (0.46)
Net realized gains ................. — — (1.04) (0.37) (1.59) (0.36)
Total distributions ................... (0.23) (0.34) (1.39) (0.51) (2.08) (0.82)
Net asset value, end of period .......... $11.85 $12.55 $11.59 $17.47 $14.21 $17.50
Total return
c
....................... (3.73)% 11.43% (26.06)% 26.79% (5.39)% 22.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.41% 1.40% 1.41% 1.48% 1.39%
Expenses net of waiver and payments by
affiliates .......................... 1.25% 1.25%
e
1.25%
e
1.25%
e
1.25%
e
1.29%
e
Net investment income ............... 2.39% 2.23% 1.24% 0.88% 2.47% 1.41%
Supplemental data
Net assets, end of period (000’s) ........ $100,891 $110,116 $108,583 $154,411 $134,051 $159,153
Portfolio turnover rate ................ 19.02% 18.27% 15.44% 26.48% 23.01% 28.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Global Real Estate VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Diversified REITs 3.2%
British Land Co. plc (The) ............................... United Kingdom 168,612 $ 876,450
KDX Realty Investment Corp. ............................ Japan 930 904,163
Star Asia Investment Corp. .............................. Japan 1,626 604,156
Stockland ........................................... Australia 323,022 894,697
3,279,466
Diversified Telecommunication Services 0.5%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 15,939 518,480
Health Care Providers & Services 1.1%
Chartwell Retirement Residences ......................... Canada 119,982 1,126,859
Health Care REITs 9.2%
Alexandria Real Estate Equities, Inc. ....................... United States 7,633 892,832
American Healthcare REIT, Inc. ........................... United States 27,427 400,709
Sabra Health Care REIT, Inc. ............................ United States 54,423 838,114
Ventas, Inc. .......................................... United States 40,170 2,059,114
Welltower, Inc. ....................................... United States 49,276 5,137,023
9,327,792
Hotel & Resort REITs 2.9%
Host Hotels & Resorts, Inc. .............................. United States 65,741 1,182,023
b
Japan Hotel REIT Investment Corp. ........................ Japan 1,950 941,610
Ryman Hospitality Properties, Inc. ......................... United States 8,689 867,684
2,991,317
Industrial REITs 16.0%
Americold Realty Trust, Inc. .............................. United States 39,924 1,019,659
GLP J-Reit .......................................... Japan 924 754,569
Goodman Group ...................................... Australia 145,049 3,346,265
LaSalle Logiport REIT .................................. Japan 631 580,124
Prologis, Inc. ......................................... United States 65,148 7,316,772
Rexford Industrial Realty, Inc. ............................ United States 33,619 1,499,071
Segro plc ........................................... United Kingdom 153,650 1,738,487
16,254,947
Office REITs 3.7%
Cousins Properties, Inc. ................................ United States 48,036 1,112,033
Derwent London plc ................................... United Kingdom 29,480 842,237
Gecina SA .......................................... France 10,840 1,000,794
Orix JREIT, Inc. ....................................... Japan 767 760,196
3,715,260
Real Estate Management & Development 12.8%
CapitaLand Investment Ltd. .............................. Singapore 484,880 948,324
Catena AB .......................................... Sweden 23,125 1,155,882
Corp. Inmobiliaria Vesta SAB de CV ....................... Mexico 155,191 464,310
a
CTP NV, 144A, Reg S .................................. Netherlands 61,560 1,050,640
c
Fastighets AB Balder, B ................................. Sweden 173,207 1,189,268
Grainger plc ......................................... United Kingdom 245,162 754,659
Mitsubishi Estate Co. Ltd. ............................... Japan 99,716 1,570,115
Mitsui Fudosan Co. Ltd. ................................ Japan 278,243 2,561,324
Sun Hung Kai Properties Ltd. ............................ Hong Kong 143,405 1,242,539
Vonovia SE .......................................... Germany 70,777 2,014,482
12,951,543
Residential REITs 17.3%
American Homes 4 Rent, A .............................. United States 73,471 2,730,182

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
AvalonBay Communities, Inc. ............................ United States 17,326 $ 3,584,576
Boardwalk Real Estate Investment Trust .................... Canada 27,837 1,433,966
Camden Property Trust ................................. United States 24,250 2,645,918
Canadian Apartment Properties REIT ...................... Canada 26,675 866,616
Comforia Residential REIT, Inc. ........................... Japan 298 589,352
Equity LifeStyle Properties, Inc. ........................... United States 30,294 1,973,048
Killam Apartment Real Estate Investment Trust ............... Canada 72,652 904,831
UDR, Inc. ........................................... United States 34,093 1,402,927
UNITE Group plc (The) ................................. United Kingdom 123,770 1,396,344
17,527,760
Retail REITs 15.7%
Brixmor Property Group, Inc. ............................. United States 33,669 777,417
Carmila SA .......................................... France 47,117 792,835
Frasers Centrepoint Trust ............................... Singapore 693,654 1,087,608
Link REIT ........................................... Hong Kong 107,042 415,683
NETSTREIT Corp. .................................... United States 72,438 1,166,252
Realty Income Corp. ................................... United States 82,995 4,383,796
Regency Centers Corp. ................................. United States 31,937 1,986,481
Shaftesbury Capital plc ................................. United Kingdom 675,000 1,187,795
Simon Property Group, Inc. .............................. United States 14,255 2,163,909
SITE Centers Corp. .................................... United States 52,749 764,861
Vicinity Ltd. .......................................... Australia 987,519 1,214,239
15,940,876
Specialized REITs 16.9%
CubeSmart .......................................... United States 30,173 1,362,915
Digital Realty Trust, Inc. ................................ United States 25,688 3,905,860
Equinix, Inc. ......................................... United States 5,499 4,160,543
Extra Space Storage, Inc. ............................... United States 23,970 3,725,178
National Storage REIT ................................. Australia 456,550 699,842
Shurgard Self Storage Ltd. .............................. Belgium 18,934 731,933
VICI Properties, Inc., A ................................. United States 90,677 2,596,989
17,183,260
Total Common Stocks (Cost $75,012,476) ......................................
100,817,560

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
Short Term Investments 0.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.4%
d
Joint Repurchase Agreement, 5.249%, 7/01/24 (Maturity Value
$428,867)
BNP Paribas Securities Corp. (Maturity Value $132,520)
Deutsche Bank Securities, Inc. (Maturity Value $119,654)
HSBC Securities (USA), Inc. (Maturity Value $176,693)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%,
7/20/41 - 6/20/54; U.S. Go vernment Agency Strips, 11/15/24 -
1/15/38; U.S. Treasury Bonds, 6.13% - 6.75%, 8/15/26 - 11/15/27;
and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29 (valued at
$437,389) ......................................... 428,680 $ 428,680
Total Repurchase Agreements (Cost $428,680) ..................................
428,680
Total Short Term Investments (Cost $428,680 ) ..................................
428,680
a
Total Investments (Cost $75,441,156) 99.7% ....................................
$101,246,240
Other Assets, less Liabilities 0.3% .............................................
315,598
Net Assets 100.0% ...........................................................
$101,561,838
a a a
See Abbreviations on page 17 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $1,569,120, representing 1.5% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
c
Non-income producing.
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $75,012,476
Cost - Unaffiliated repurchase agreements ...................................................... 428,680
Value - Unaffiliated issuers .................................................................. $100,817,560
Value - Unaffiliated repurchase agreements ...................................................... 428,680
Cash .................................................................................... 30,139
Receivables:
Investment securities sold ................................................................... 946,450
Capital shares sold ........................................................................ 40,163
Dividends ............................................................................... 370,501
Total assets .......................................................................... 102,633,493
Liabilities:
Payables:
Investment securities purchased .............................................................. 873,940
Capital shares redeemed ................................................................... 76,445
Management fees ......................................................................... 74,062
Distribution fees .......................................................................... 20,706
Trustees' fees and expenses ................................................................. 338
Accrued expenses and other liabilities ........................................................... 26,164
Total liabilities ......................................................................... 1,071,655
Net assets, at value ................................................................. $101,561,838
Net assets consist of:
Paid-in capital ............................................................................. $84,057,545
Total distributable earnings (losses) ............................................................. 17,504,293
Net assets, at value ................................................................. $101,561,838
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $671,103
Shares outstanding ........................................................................ 54,653
Net asset value and maximum offering price per share
a
............................................. $12.28
Class 2:
Net assets, at value ....................................................................... $100,890,735
Shares outstanding ........................................................................ 8,516,540
Net asset value and maximum offering price per share
a
............................................. $11.85
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $64,696)
Unaffiliated issuers ........................................................................ $1,865,910
Interest:
Unaffiliated issuers ........................................................................ 11,077
Other income (Note 1 e ) ...................................................................... 988
Total investment income ................................................................... 1,877,975
Expenses:
Management fees (Note 3 a ) ................................................................... 542,344
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 128,290
Custodian fees ............................................................................. 2,419
Reports to shareholders fees .................................................................. 3,240
Professional fees ........................................................................... 44,482
Trustees' fees and expenses .................................................................. 782
Other .................................................................................... (45,562)
Total expenses ......................................................................... 675,995
Expenses waived/paid by affiliates (Note 3e) ................................................... (31,153)
Net expenses ......................................................................... 644,842
Net investment income ................................................................ 1,233,133
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,027,512)
Foreign currency transactions ................................................................ (24,823)
Net realized gain (loss) .................................................................. (1,052,335)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,312,181)
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,627
Net change in unrealized appreciation (depreciation) ............................................ (4,307,554)
Net realized and unrealized gain (loss) ............................................................ (5,359,889)
Net increase (decrease) in net assets resulting from operations .......................................... $(4,126,756)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Global Real Estate VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,233,133 $2,390,719
Net realized gain (loss) ................................................. (1,052,335) (1,664,575)
Net change in unrealized appreciation (depreciation) ........................... (4,307,554) 10,928,714
Net increase (decrease) in net assets resulting from operations ................ (4,126,756) 11,654,858
Distributions to shareholders:
Class 1 ............................................................. (14,055) (22,080)
Class 2 ............................................................. (1,932,902) (3,055,213)
Total distributions to shareholders .......................................... (1,946,957) (3,077,293)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,271 (68,315)
Class 2 ............................................................. (3,191,667) (6,994,533)
Total capital share transactions ............................................ (3,189,396) (7,062,848)
Net increase (decrease) in net assets ................................... (9,263,109) 1,514,717
Net assets:
Beginning of period ..................................................... 110,824,947 109,310,230
End of period .......................................................... $101,561,838 $110,824,947

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Global Real Estate VIP Fund
10
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2024,
80.2% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 28, 2024.
d. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Franklin Global Real Estate VIP Fund
(continued)
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 748 $9,248 305 $3,665
Shares issued in reinvestment of distributions .......... 1,150 14,055 1,825 22,080
Shares redeemed ............................... (1,697) (21,032) (8,246) (94,060)
Net increase (decrease) .......................... 201 $2,271 (6,116) $(68,315)
Class 2 Shares:
Shares sold ................................... 136,924 $1,642,940 397,272 $4,600,157
Shares issued in reinvestment of distributions .......... 163,944 1,932,902 261,576 3,055,213
Shares redeemed ............................... (560,770) (6,767,509) (1,252,853) (14,649,903)
Net increase (decrease) .......................... (259,902) $(3,191,667) (594,005) $(6,994,533)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024 , the annualized gross effective investment management fee rate was  1 .050 % of the
Fund’s average  daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Franklin Global Real Estate VIP Fund
(continued)
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, EU reclaims, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$19,712,366 and $23,600,716, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $645,695
Long term ................................................................................ 2,130,819
Total capital loss carryforwards ............................................................... $2,776,514
Cost of investments .......................................................................... $81,065,201
Unrealized appreciation ........................................................................ $30,658,104
Unrealized depreciation ........................................................................ (10,477,065)
Net unrealized appreciation (depreciation) .......................................................... $20,181,039
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Franklin Global Real Estate VIP Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... $ — $ 3,279,466 $ — $ 3,279,466
Diversified Telecommunication Services ..... — 518,480 — 518,480
Health Care Providers & Services .......... 1,126,859 — — 1,126,859
Health Care REITs ..................... 9,327,792 — — 9,327,792
Hotel & Resort REITs ................... 2,049,707 941,610 — 2,991,317
Industrial REITs ....................... 9,835,502 6,419,445 — 16,254,947
Office REITs .......................... 1,954,270 1,760,990 — 3,715,260
Real Estate Management & Development .... 1,218,969 11,732,574 — 12,951,543
Residential REITs ...................... 15,542,064 1,985,696 — 17,527,760
Retail REITs .......................... 12,430,511 3,510,365 — 15,940,876
Specialized REITs ...................... 15,751,485 1,431,775 — 17,183,260
Short Term Investments ................... — 428,680 — 428,680
Total Investments in Securities ........... $69,237,159 $32,009,081
a
$— $101,246,240
a
Includes foreign securities valued at $31,580,401, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Global Real Estate VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
18
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FRANKLIN TEMPLETON VARIABLE INSURANCE PODUCTS TRUST
Franklin Global Real Estate VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global real estate funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three- and 10-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The
Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Semiannual Report
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and all seven other global real estate funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group.
The Board further noted management’s explanation that the current investment process requires in-depth country analysis and a rigorous due diligence process. Management further explained the Fund is among the smallest funds within the Expense
Group with most competitors more than three times as large with respect to assets under management. The Board also noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s

Franklin Templeton Variable Insurance Products Trust
21
franklintempleton.com
Semiannual Report
effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4824-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Growth and Income
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.73 $6.64 $15.23 $13.33 $17.20 $14.80
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.16 0.25 0.31 0.41
Net realized and unrealized gains (losses) 0.60 0.45 (1.74) 3.03 (0.13) 3.28
Total from investment operations ........ 0.67 0.59 (1.58) 3.28 0.18 3.69
Less distributions from:
Net investment income .............. (0.18) (0.16) (0.48) (0.39) (0.63) (0.41)
Net realized gains ................. (0.13) (0.34) (6.53) (0.99) (3.42) (0.88)
Total distributions ................... (0.31) (0.50) (7.01) (1.38) (4.05) (1.29)
Net asset value, end of period .......... $7.09 $6.73 $6.64 $15.23 $13.33 $17.20
Total return
c
....................... 9.96% 9.18% (6.60)% 25.59% 5.81% 26.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.80% 0.75% 0.85% 0.83% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59%
e
0.59%
e
0.59%
e
0.59%
e
Net investment income ............... 2.07% 2.18% 1.96% 1.71% 2.31% 2.07%
Supplemental data
Net assets, end of period (000’s) ........ $17,963 $14,463 $9,002 $5,772 $3,206 $3,539
Portfolio turnover rate ................ 17.85% 30.36% 30.16% 30.74% 33.46% 25.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.31 $6.25 $14.76 $12.97 $16.84 $14.51
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.12 0.14 0.20 0.27 0.25
Net realized and unrealized gains (losses) 0.55 0.42 (1.71) 2.94 (0.14) 3.33
Total from investment operations ........ 0.61 0.54 (1.57) 3.14 0.13 3.58
Less distributions from:
Net investment income .............. (0.16) (0.14) (0.41) (0.36) (0.58) (0.37)
Net realized gains ................. (0.13) (0.34) (6.53) (0.99) (3.42) (0.88)
Total distributions ................... (0.29) (0.48) (6.94) (1.35) (4.00) (1.25)
Net asset value, end of period .......... $6.63 $6.31 $6.25 $14.76 $12.97 $16.84
Total return
c
....................... 9.72% 8.98% (6.81)% 25.24% 5.52% 25.66%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.04% 0.99% 1.08% 1.08% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.84% 0.84%
e
0.84%
e
0.84%
e
0.84%
e
Net investment income ............... 1.82% 1.93% 1.67% 1.44% 2.07% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $32,535 $32,311 $33,005 $39,934 $64,455 $69,635
Portfolio turnover rate ................ 17.85% 30.36% 30.16% 30.74% 33.46% 25.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Growth and Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 85.3%
Aerospace & Defense 2.2%
L3Harris Technologies, Inc. .............................. United States 1,010 $ 226,826
RTX Corp. .......................................... United States 8,650 868,373
1,095,199
Air Freight & Logistics 1.6%
United Parcel Service, Inc., B ............................ United States 5,970 816,995
Banks 7.7%
Bank of America Corp. ................................. United States 36,925 1,468,507
JPMorgan Chase & Co. ................................. United States 11,960 2,419,030
3,887,537
Beverages 2.9%
Coca-Cola Co. (The) ................................... United States 10,035 638,728
PepsiCo, Inc. ........................................ United States 5,060 834,546
1,473,274
Capital Markets 8.9%
Ares Management Corp., A .............................. United States 5,280 703,718
BlackRock, Inc. ....................................... United States 745 586,554
Blackstone, Inc. ...................................... United States 4,895 606,001
Charles Schwab Corp. (The) ............................. United States 12,160 896,070
Morgan Stanley ....................................... United States 17,710 1,721,235
4,513,578
Chemicals 2.1%
Corteva, Inc. ......................................... United States 4,850 261,609
Huntsman Corp. ...................................... United States 10,300 234,531
Linde plc ............................................ United States 1,300 570,453
1,066,593
Commercial Services & Supplies 0.2%
Republic Services, Inc., A ............................... United States 620 120,491
Communications Equipment 1.7%
Cisco Systems, Inc. ................................... United States 17,610 836,651
Consumer Finance 1.1%
American Express Co. ................................. United States 2,410 558,036
Consumer Staples Distribution & Retail 2.7%
Casey's General Stores, Inc. ............................. United States 750 286,170
Target Corp. ......................................... United States 1,438 212,882
Walmart, Inc. ........................................ United States 12,840 869,396
1,368,448
Electric Utilities 4.6%
Duke Energy Corp. .................................... United States 10,925 1,095,013
Evergy, Inc. .......................................... United States 6,205 328,679
NextEra Energy, Inc. ................................... United States 5,645 399,722
PPL Corp. ........................................... United States 18,310 506,272
2,329,686
Electrical Equipment 2.6%
Eaton Corp. plc ....................................... United States 2,640 827,772
Emerson Electric Co. .................................. United States 2,035 224,175
Hubbell, Inc., B ....................................... United States 710 259,491
1,311,438

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd. ................................... United States 4,745 $ 713,790
Financial Services 0.6%
Apollo Global Management, Inc. .......................... United States 2,380 281,007
Food Products 0.8%
Mondelez International, Inc., A ............................ United States 6,340 414,890
Ground Transportation 0.7%
Norfolk Southern Corp. ................................. United States 1,613 346,295
Health Care Equipment & Supplies 2.2%
a
Boston Scientific Corp. ................................. United States 5,895 453,974
Medtronic plc ........................................ United States 8,105 637,944
1,091,918
Health Care Providers & Services 4.1%
HCA Healthcare, Inc. ................................... United States 2,879 924,965
UnitedHealth Group, Inc. ................................ United States 2,270 1,156,020
2,080,985
Health Care REITs 1.4%
Healthpeak Properties, Inc. .............................. United States 7,563 148,235
Ventas, Inc. .......................................... United States 11,180 573,087
721,322
Hotels, Restaurants & Leisure 1.0%
McDonald's Corp. ..................................... United States 2,055 523,696
Household Products 2.6%
Procter & Gamble Co. (The) ............................. United States 8,110 1,337,501
Industrial REITs 0.9%
Prologis, Inc. ......................................... United States 4,060 455,979
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 430 111,503
Interactive Media & Services 0.8%
Alphabet, Inc., A ...................................... United States 2,330 424,409
Life Sciences Tools & Services 2.2%
Danaher Corp. ....................................... United States 1,465 366,030
Thermo Fisher Scientific, Inc. ............................ United States 1,301 719,453
1,085,483
Machinery 1.2%
Caterpillar, Inc. ....................................... United States 1,150 383,065
Illinois Tool Works, Inc. ................................. United States 940 222,742
605,807
Media 1.1%
Comcast Corp., A ..................................... United States 14,335 561,359
Oil, Gas & Consumable Fuels 9.4%
Canadian Natural Resources Ltd. ......................... Canada 13,538 481,953
Chevron Corp. ....................................... United States 10,650 1,665,873
EOG Resources, Inc. .................................. United States 6,950 874,797
Shell plc, ADR ........................................ United States 12,280 886,370

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. .................................... Canada 21,780 $ 829,818
4,738,811
Pharmaceuticals 5.9%
AstraZeneca plc, ADR .................................. United Kingdom 9,440 736,225
Johnson & Johnson ................................... United States 9,310 1,360,750
Merck & Co., Inc. ..................................... United States 7,160 886,408
2,983,383
Residential REITs 1.4%
Mid-America Apartment Communities, Inc. .................. United States 4,785 682,389
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc. ....................................... United States 680 1,091,760
Texas Instruments, Inc. ................................. United States 4,450 865,659
1,957,419
Software 2.7%
Oracle Corp. ......................................... United States 9,668 1,365,122
Specialty Retail 1.8%
Lowe's Cos., Inc. ...................................... United States 2,075 457,454
Tractor Supply Co. .................................... United States 1,670 450,900
908,354
Trading Companies & Distributors 0.7%
United Rentals, Inc. .................................... United States 510 329,832
Total Common Stocks (Cost $28,647,377) ......................................
43,099,180
b
Equity-Linked Securities 9.9%
Capital Markets 1.1%
c
Royal Bank of Canada into Blackstone, Inc., 144A, 9%, 8/30/24 ... United States 2,200 261,701
c
Wells Fargo Bank NA into Charles Schwab Corp. (The), 144A, 7%,
12/09/24 .......................................... United States 4,700 315,175
576,876
Chemicals 0.5%
c
Wells Fargo Bank NA into Huntsman Corp., 144A, 8.5%, 6/03/25 .. United States 10,200 241,295
Consumer Finance 0.8%
c
Wells Fargo Bank NA into American Express Co., 144A, 4%, 3/03/25 United States 1,700 389,574
Consumer Staples Distribution & Retail 1.0%
c
Royal Bank of Canada into Target Corp., 144A, 7.5%, 12/13/24 ... United States 2,200 320,134
c
UBS AG into Casey's General Stores, Inc., 144A, 5%, 4/23/25 .... United States 600 208,865
528,999
Electrical Equipment 0.7%
c,d
Merrill Lynch BV into Hubbell, Inc., 144A, 6.5%, 7/10/25 ........ United States 900 329,405
Energy Equipment & Services 0.6%
c
JPMorgan Chase Bank NA into Technip Energies NV, 144A, 6%,
7/19/24 ........................................... France 2,100 319,621
Health Care Providers & Services 0.6%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc.,
144A, 6%, 6/13/25 ................................... United States 900 289,996

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Industrial REITs 0.6%
c
Barclays Bank plc into Prologis, Inc., 144A, 7%, 1/17/25 ........ United States 2,600 $ 305,114
Interactive Media & Services 0.6%
c
Jefferies Financial Group, Inc. into Alphabet, Inc., 144A, 7.5%,
4/16/25 ........................................... United States 1,600 279,223
Life Sciences Tools & Services 1.3%
c
Mizuho Markets Cayman LP into Danaher Corp., 144A, 5%, 5/15/25 United States 1,500 376,163
c
Royal Bank of Canada into Thermo Fisher Scientific, Inc., 144A,
5.5%, 10/09/24 ..................................... United States 500 276,858
653,021
Machinery 0.7%
c
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8%, 11/01/24 ....................................... United States 1,200 371,450
Oil, Gas & Consumable Fuels 0.7%
c
Barclays Bank plc into Canadian Natural Resources Ltd., 144A, 9%,
2/03/25 ........................................... Canada 5,300 365,613
Trading Companies & Distributors 0.7%
c
Citigroup Global Markets Holdings, Inc. into United Rentals, Inc.,
144A, 9%, 9/27/24 ................................... United States 600 334,406
Total Equity-Linked Securities (Cost $4,637,768) ................................
4,984,593
Convertible Preferred Stocks 2.8%
Electric Utilities 1.3%
e
NextEra Energy, Inc., 6.926% ............................ United States 16,385 679,814
Financial Services 1.5%
Apollo Global Management, Inc., 6.75% .................... United States 11,260 738,768
Total Convertible Preferred Stocks (Cost $1,309,160) ............................
1,418,582
Total Long Term Investments (Cost $34,594,305) ................................
49,502,355
a
Short Term Investments 4.0%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.7%
f
Joint Repurchase Agreement, 5.249%, 7/01/24 (Maturity Value
$1,350,196)
BNP Paribas Securities Corp. (Maturity Value $417,210)
Deutsche Bank Securities, Inc. (Maturity Value $376,705)
HSBC Securities (USA), Inc. (Maturity Value $556,281)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%,
7/20/41 - 6/20/54; U.S. Government Agency Strips, 11/15/24 -
1/15/38; U.S. Treasu ry Bonds, 6.13% - 6.75%, 8/15/26 - 11/15/27;
and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29 (valued at
$1,377,023) ........................................ 1,349,605 1,349,605
Total Repurchase Agreements (Cost $1,349,605) ................................
1,349,605

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 1.3%
Money Market Funds 1.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 647,000 $ 647,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $647,000) .............................................................
647,000
Total Short Term Investments (Cost $1,996,605 ) .................................
1,996,605
a
Total Investments (Cost $36,590,910) 102.0% ...................................
$51,498,960
Other Assets, less Liabilities (2.0)% ...........................................
(1,000,302)
Net Assets 100.0% ...........................................................
$50,498,658
a a a
See Abbreviations on page 18 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1 ( e ) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $4,984,593, representing 9.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 (d) .
e
A portion or all of the security is on loan at June 30, 2024. See Note 1(f).
f
See Note 1(c) regarding joint repurchase agreement.
g
See Note 1(f) regarding securities on loan.
h
See Note 3 ( e ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $34,594,305
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 647,000
Cost - Unaffiliated repurchase agreements ...................................................... 1,349,605
Value - Unaffiliated issuers (Includes securities loaned of $603,970) ................................... $49,502,355
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 647,000
Value - Unaffiliated repurchase agreements ...................................................... 1,349,605
Cash .................................................................................... 9,150
Receivables:
Capital shares sold ........................................................................ 3,518
Dividends and interest ..................................................................... 39,781
Total assets .......................................................................... 51,551,409
Liabilities:
Payables:
Investment securities purchased .............................................................. 342,141
Capital shares redeemed ................................................................... 3,197
Management fees ......................................................................... 18,671
Distribution fees .......................................................................... 6,684
Trustees' fees and expenses ................................................................. 161
Payable upon return of securities loaned (Note 1 f ) .................................................. 647,000
Accrued expenses and other liabilities ........................................................... 34,897
Total liabilities ......................................................................... 1,052,751
Net assets, at value ................................................................. $50,498,658
Net assets consist of:
Paid-in capital ............................................................................. $33,318,910
Total distributable earnings (losses) ............................................................. 17,179,748
Net assets, at value ................................................................. $50,498,658
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $17,963,217
Shares outstanding ........................................................................ 2,532,965
Net asset value and maximum offering price per share
a
............................................. $7.09
Class 2:
Net assets, at value ....................................................................... $32,535,441
Shares outstanding ........................................................................ 4,904,217
Net asset value and maximum offering price per share
a
............................................. $6.63
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $9,330)
Unaffiliated issuers ........................................................................ $610,035
Interest:
Unaffiliated issuers ........................................................................ 36,969
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (8,688)
Non-controlled affiliates (Note 3 e ) ............................................................. 9,782
Total investment income ................................................................... 648,098
Expenses:
Management fees (Note 3 a ) ................................................................... 152,013
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 40,521
Custodian fees ............................................................................. 261
Reports to shareholders fees .................................................................. 7,539
Professional fees ........................................................................... 26,202
Trustees' fees and expenses .................................................................. 386
Other .................................................................................... 2,877
Total expenses ......................................................................... 229,799
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (45,776)
Net expenses ......................................................................... 184,023
Net investment income ................................................................ 464,075
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,105,903
Foreign currency transactions ................................................................ 353
Net realized gain (loss) .................................................................. 2,106,256
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,987,180
Translation of other assets and liabilities denominated in foreign currencies .............................. (311)
Net change in unrealized appreciation (depreciation) ............................................ 1,986,869
Net realized and unrealized gain (loss) ............................................................ 4,093,125
Net increase (decrease) in net assets resulting from operations .......................................... $4,557,200

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Growth and Income VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $464,075 $862,253
Net realized gain (loss) ................................................. 2,106,256 1,166,646
Net change in unrealized appreciation (depreciation) ........................... 1,986,869 1,837,953
Net increase (decrease) in net assets resulting from operations ................ 4,557,200 3,866,852
Distributions to shareholders:
Class 1 ............................................................. (745,805) (804,442)
Class 2 ............................................................. (1,385,327) (2,430,340)
Total distributions to shareholders .......................................... (2,131,132) (3,234,782)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,726,293 5,140,881
Class 2 ............................................................. (1,427,797) (1,005,155)
Total capital share transactions ............................................ 1,298,496 4,135,726
Net increase (decrease) in net assets ................................... 3,724,564 4,767,796
Net assets:
Beginning of period ..................................................... 46,774,094 42,006,298
End of period .......................................................... $50,498,658 $46,774,094

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Growth and Income VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 28, 2024.
d. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
e. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 329,115 $2,331,784 724,135 $4,712,423
Shares issued in reinvestment of distributions .......... 105,489 745,805 124,720 804,442
Shares redeemed ............................... (49,177) (351,296) (57,525) (375,984)
Net increase (decrease) .......................... 385,427 $2,726,293 791,330 $5,140,881
Class 2 Shares:
Shares sold ................................... 52,864 $354,420 162,408 $1,006,129
Shares issued in reinvestment of distributions .......... 209,264 1,385,327 401,705 2,430,325
Shares redeemed ............................... (477,992) (3,167,544) (726,661) (4,441,609)
Net increase (decrease) .......................... (215,864) $(1,427,797) (162,548) $(1,005,155)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, corporate actions, equity-linked securities, contingent securities and convertible securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$8,957,953 and $8,481,760, respectively.
At June 30, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$647,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $3,737,000 $(3,090,000) $— $— $647,000 647,000 $9,782
Total Affiliated Securities ... $— $3,737,000 $(3,090,000) $— $— $647,000 $9,782
Cost of investments .......................................................................... $36,809,820
Unrealized appreciation ........................................................................ $15,336,879
Unrealized depreciation ........................................................................ (647,739)
Net unrealized appreciation (depreciation) .......................................................... $14,689,140
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 43,099,180 $ — $ — $ 43,099,180
Equity-Linked Securities ................... — 4,984,593 — 4,984,593
Convertible Preferred Stocks ................ 1,418,582 — — 1,418,582
Short Term Investments ................... 647,000 1,349,605 — 1,996,605
Total Investments in Securities ........... $45,164,762 $6,334,198 $— $51,498,960
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Growth and Income VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all equity income funds underlying variable insurance products
(VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized total return and annualized income return were positive for all periods. The Board concluded that the Fund’s performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust
21
franklintempleton.com
Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 13 other equity income funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4822-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Income VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 20
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.91 $15.39 $17.47 $15.65 $16.52 $15.26
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.64 0.62 0.53 0.59 0.75
Net realized and unrealized gains (losses) 0.16 0.64 (1.55) 2.09 (0.54) 1.68
Total from investment operations ........ 0.49 1.28 (0.93) 2.62 0.05 2.43
Less distributions from:
Net investment income .............. (0.80) (0.82) (0.83) (0.80) (0.91) (0.91)
Net realized gains ................. (0.06) (0.94) (0.32) — (0.01) (0.26)
Total distributions ................... (0.86) (1.76) (1.15) (0.80) (0.92) (1.17)
Net asset value, end of period .......... $14.54 $14.91 $15.39 $17.47 $15.65 $16.52
Total return
c
....................... 3.34% 8.87% (5.24)% 17.00% 0.97% 16.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.46% 0.45% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates .......................... 0.46% 0.46%
e,f
0.45%
e,f
0.47%
e,f
0.46%
e
0.45%
e
Net investment income ............... 4.49% 4.35% 3.82% 3.20% 3.96% 4.38%
Supplemental data
Net assets, end of period (000’s) ........ $297,464 $291,326 $220,272 $243,732 $306,641 $309,330
Portfolio turnover rate ................ 20.32% 34.98% 64.51% 39.27% 45.93% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.20 $14.73 $16.76 $15.04 $15.91 $14.74
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.58 0.55 0.47 0.53 0.64
Net realized and unrealized gains (losses) 0.15 0.61 (1.48) 2.02 (0.53) 1.66
Total from investment operations ........ 0.45 1.19 (0.93) 2.49 — 2.30
Less distributions from:
Net investment income .............. (0.77) (0.78) (0.78) (0.77) (0.86) (0.87)
Net realized gains ................. (0.06) (0.94) (0.32) — (0.01) (0.26)
Total distributions ................... (0.83) (1.72) (1.10) (0.77) (0.87) (1.13)
Net asset value, end of period .......... $13.82 $14.20 $14.73 $16.76 $15.04 $15.91
Total return
c
....................... 3.17% 8.62% (5.47)% 16.75% 0.69% 16.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.71% 0.70% 0.72% 0.72% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.71% 0.71%
e,f
0.70%
e,f
0.72%
e,f
0.71%
e
0.70%
e
Net investment income ............... 4.24% 4.09% 3.56% 2.95% 3.73% 4.13%
Supplemental data
Net assets, end of period (000’s) ........ $2,492,576 $2,546,077 $2,545,382 $3,026,228 $3,852,709 $4,318,156
Portfolio turnover rate ................ 20.32% 34.98% 64.51% 39.27% 45.93% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.67 $15.16 $17.23 $15.45 $16.32 $15.08
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.58 0.55 0.46 0.53 0.64
Net realized and unrealized gains (losses) 0.16 0.64 (1.53) 2.07 (0.54) 1.71
Total from investment operations ........ 0.46 1.22 (0.98) 2.53 (0.01) 2.35
Less distributions from:
Net investment income .............. (0.75) (0.77) (0.77) (0.75) (0.85) (0.85)
Net realized gains ................. (0.06) (0.94) (0.32) — (0.01) (0.26)
Total distributions ................... (0.81) (1.71) (1.09) (0.75) (0.86) (1.11)
Net asset value, end of period .......... $14.32 $14.67 $15.16 $17.23 $15.45 $16.32
Total return
c
....................... 3.11% 8.55% (5.59)% 16.59% 0.58% 16.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.81% 0.80% 0.82% 0.82% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.81%
e,f
0.80%
e,f
0.82%
e,f
0.81%
e
0.80%
e
Net investment income ............... 4.14% 3.99% 3.49% 2.82% 3.62% 4.03%
Supplemental data
Net assets, end of period (000’s) ........ $355,158 $352,794 $325,205 $333,522 $302,474 $323,582
Portfolio turnover rate ................ 20.32% 34.98% 64.51% 39.27% 45.93% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.8%
Aerospace & Defense 1.4%
Lockheed Martin Corp. ................................. United States 65,000 $ 30,361,500
RTX Corp. .......................................... United States 150,000 15,058,500
45,420,000
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B ............................ United States 60,000 8,211,000
Banks 2.3%
Bank of America Corp. ................................. United States 600,000 23,862,000
Citigroup, Inc. ........................................ United States 125,000 7,932,500
Fifth Third Bancorp .................................... United States 200,000 7,298,000
JPMorgan Chase & Co. ................................. United States 120,000 24,271,200
Truist Financial Corp. .................................. United States 250,000 9,712,500
73,076,200
Beverages 1.0%
Coca-Cola Co. (The) ................................... United States 100,000 6,365,000
PepsiCo, Inc. ........................................ United States 150,000 24,739,500
31,104,500
Biotechnology 0.5%
a
AbbVie, Inc. ......................................... United States 100,000 17,152,000
Building Products 0.4%
Johnson Controls International plc ......................... United States 200,000 13,294,000
Capital Markets 0.9%
a
Charles Schwab Corp. (The) ............................. United States 100,000 7,369,000
a
Morgan Stanley ....................................... United States 220,000 21,381,800
28,750,800
Chemicals 0.7%
Air Products and Chemicals, Inc. .......................... United States 40,000 10,322,000
LyondellBasell Industries NV, A ........................... United States 110,000 10,522,600
20,844,600
Communications Equipment 1.1%
Cisco Systems, Inc. ................................... United States 700,000 33,257,000
Consumer Staples Distribution & Retail 0.5%
Target Corp. ......................................... United States 100,000 14,804,000
Containers & Packaging 0.3%
International Paper Co. ................................. United States 200,000 8,630,000
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 400,000 16,496,000
Electric Utilities 3.4%
American Electric Power Co., Inc. ......................... United States 100,000 8,774,000
Duke Energy Corp. .................................... United States 150,000 15,034,500
Edison International ................................... United States 100,000 7,181,000
Entergy Corp. ........................................ United States 100,000 10,700,000
NextEra Energy, Inc. ................................... United States 332,379 23,535,757
Southern Co. (The) .................................... United States 450,000 34,906,500
Xcel Energy, Inc. ...................................... United States 130,000 6,943,300
107,075,057
Ground Transportation 0.5%
Union Pacific Corp. .................................... United States 75,000 16,969,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.2%
Medtronic plc ........................................ United States 100,000 $ 7,871,000
Health Care Providers & Services 0.4%
CVS Health Corp. ..................................... United States 200,000 11,812,000
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ..................................... United States 30,000 7,645,200
Starbucks Corp. ...................................... United States 120,000 9,342,000
16,987,200
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 19,790,400
Industrial Conglomerates 0.3%
Honeywell International, Inc. ............................. United States 45,391 9,692,794
Media 0.3%
Comcast Corp., A ..................................... United States 225,000 8,811,000
Metals & Mining 0.8%
Rio Tinto plc, ADR ..................................... Australia 365,529 24,099,327
Multi-Utilities 1.3%
Dominion Energy, Inc. .................................. United States 300,000 14,700,000
DTE Energy Co. ...................................... United States 100,000 11,101,000
Sempra ............................................. United States 180,000 13,690,800
39,491,800
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp. ....................................... United States 300,000 46,926,000
ConocoPhillips ....................................... United States 150,000 17,157,000
Exxon Mobil Corp. ..................................... United States 325,000 37,414,000
Shell plc, ADR ........................................ United States 200,000 14,436,000
TotalEnergies SE, ADR ................................. France 100,000 6,668,000
122,601,000
Pharmaceuticals 3.0%
b
Bausch Health Cos., Inc. ................................ United States 400,000 2,788,000
Bristol-Myers Squibb Co. ................................ United States 150,000 6,229,500
b
Endo, Inc. ........................................... United States 136,659 3,860,617
b,c
Endo, Inc., 144A ...................................... United States 51,269 1,441,940
Johnson & Johnson ................................... United States 275,000 40,194,000
Merck & Co., Inc. ..................................... United States 75,000 9,285,000
Pfizer, Inc. ........................................... United States 1,059,816 29,653,652
93,452,709
Semiconductors & Semiconductor Equipment 1.3%
a
Analog Devices, Inc. ................................... United States 80,000 18,260,800
QUALCOMM, Inc. ..................................... United States 45,000 8,963,100
Texas Instruments, Inc. ................................. United States 75,000 14,589,750
41,813,650
Specialty Retail 0.8%
Home Depot, Inc. (The) ................................. United States 70,000 24,096,800
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 20,266,000
Total Common Stocks (Cost $686,014,797) .....................................
875,870,337

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities 10.9%
Aerospace & Defense 0.5%
c
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 20,000 $ 8,988,263
c
Wells Fargo Bank NA into Boeing Co. (The), 144A, 9%, 6/17/25 .. United States 35,000 6,265,383
15,253,646
Air Freight & Logistics 0.2%
c
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 39,000 5,551,017
Banks 0.8%
c
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
2/26/25 ........................................... United States 225,000 8,153,062
c
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 340,600 12,324,302
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp, 144A,
10%, 3/10/25 ....................................... United States 160,000 5,731,520
26,208,884
Biotechnology 0.4%
c
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ......... United States 45,000 12,903,501
Capital Markets 0.7%
c,e
Merrill Lynch International & Co. CV into Morgan Stanley, 144A, 9%,
7/14/25 ........................................... United States 100,000 9,666,307
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 200,000 12,924,526
22,590,833
Chemicals 0.5%
c
Barclays Bank plc into Air Products and Chemicals, Inc., 144A, 8.5%,
3/10/25 ........................................... United States 33,000 8,079,980
c
National Bank of Canada into Albemarle Corp., 144A, 12%, 3/31/25 United States 80,000 8,223,586
16,303,566
Containers & Packaging 0.3%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 215,000 8,677,772
Electric Utilities 0.5%
c
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/21/25 United States 205,000 14,930,539
Ground Transportation 0.4%
c
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 55,000 12,465,288
Health Care Providers & Services 0.3%
c
Wells Fargo Bank NA into UnitedHealth Group, Inc., 144A, 7%,
7/14/25 ........................................... United States 17,000 8,433,507
Insurance 0.5%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 238,200 16,495,061
Interactive Media & Services 0.4%
c
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/28/25 . United States 75,500 11,800,982
IT Services 0.4%
c
Barclays Bank plc into International Business Machines Corp., 144A,
8.5%, 6/09/25 ...................................... United States 75,000 13,009,560
Media 0.4%
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
9/12/24 ........................................... United States 350,000 13,916,707

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Metals & Mining 0.4%
c
Mizuho Markets Cayman LP into Barrick Gold Corp., 144A, 9%,
7/01/25 ........................................... Canada 303,000 $ 5,015,883
c
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 143,000 5,948,062
10,963,945
Oil, Gas & Consumable Fuels 0.4%
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................... United States 120,665 13,208,376
Pharmaceuticals 0.3%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
9.5%, 5/08/25 ...................................... United States 230,000 9,973,002
Semiconductors & Semiconductor Equipment 2.5%
c
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 364,780 11,883,360
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 146,000 12,782,436
c
National Bank of Canada into Broadcom, Inc., 144A, 11.5%, 5/13/25 United States 8,000 11,117,465
c
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8%,
6/11/25 ........................................... United States 160,000 31,775,790
c
Wells Fargo Bank NA into Intel Corp., 144A, 11%, 2/14/25 ....... United States 350,000 11,993,875
79,552,926
Software 0.8%
c
Barclays Bank plc into Oracle Corp., 144A, 8.5%, 2/05/25 ....... United States 85,000 10,140,691
c
UBS AG into Oracle Corp., 144A, 9%, 6/10/25 ................ United States 105,000 13,880,186
24,020,877
Technology Hardware, Storage & Peripherals 0.2%
c
UBS AG into Apple, Inc., 144A, 7%, 4/02/25 ................. United States 39,000 7,404,054
Total Equity-Linked Securities (Cost $339,150,390) ..............................
343,664,043
Convertible Preferred Stocks 0.6%
Chemicals 0.4%
Albemarle Corp., 7.25% ................................ United States 230,000 10,731,800
Financial Services 0.2%
b
FNMA, 5.375% ....................................... United States 475 6,840,000
b
Total Convertible Preferred Stocks (Cost $48,856,042) ...........................
17,571,800
Principal
Amount
*
Corporate Bonds 44.4%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 11,500,000 11,250,315
Senior Note, 5.15%, 5/01/30 ........................... United States 25,000,000 24,014,577
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 5,000,000 5,067,370
Senior Secured Note, 144A, 6.625%, 3/01/32 .............. United States 15,000,000 15,169,641
55,501,903
Automobile Components 0.8%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 10,171,141

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 $ 13,976,591
24,147,732
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,480,842
Senior Bond, 6.1%, 8/19/32 ............................ United States 7,000,000 6,994,771
General Motors Co. ,
Senior Bond, 5.6%, 10/15/32 ........................... United States 5,000,000 5,003,865
Senior Bond, 5.15%, 4/01/38 ........................... United States 13,500,000 12,427,544
26,907,022
Banks 4.1%
Bank of America Corp. ,
f
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,996,680
f
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,990,112
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,703,060
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 6,500,000 6,132,334
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 15,000,000 14,969,344
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 10,000,000 11,003,966
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,296,454
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 .......................................... United States 24,500,000 25,671,353
JPMorgan Chase & Co. ,
f
Junior Sub. Bond, 6.875% to 5/31/29, FRN thereafter, Perpetual United States 5,000,000 5,176,820
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 ... United States 3,000,000 3,183,483
Senior Note, 5.04% to 1/22/27, FRN thereafter, 1/23/28 ....... United States 1,500,000 1,492,170
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN
thereafter , 1/14/28 ................................... United States 3,500,000 3,474,415
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 8,246,524
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,703,897
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 10,161,087
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN thereafter ,
7/25/34 ........................................... United States 15,500,000 15,494,479
129,696,178
Biotechnology 0.3%
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 ...................
United States 10,000,000 10,076,409
Building Products 0.6%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 6,900,000 6,772,533
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 11,000,000 11,099,572
17,872,105
Capital Markets 1.5%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN
thereafter , 5/19/29 ................................... United States 7,000,000 7,094,405
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to 10/23/33,
FRN thereafter , 10/24/34 .............................. United States 17,000,000 18,283,357
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 8,650,000 9,186,457
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 5,700,000 5,613,440

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .... United States 6,000,000 $ 6,482,611
46,660,270
Chemicals 1.7%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 12,184,737
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 8,000,000 7,747,144
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 8,342,198
c,g
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 7,300,000 7,865,991
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 9,417,583
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 8,888,000 8,277,942
53,835,595
Commercial Services & Supplies 0.5%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 14,402,097
Communications Equipment 1.0%
c
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 9,602,868 7,835,844
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,038,665
c
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 20,000,000 9,511,150
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 14,846,000 6,169,389
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 7,000,000 6,151,600
30,706,648
Consumer Finance 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 5.3% , 1/19/34 ................................. Ireland 5,000,000 4,899,428
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 10,253,606
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 7,000,000 6,320,647
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 6,070,000 5,965,265
Sub. Bond, 4.2%, 10/29/25 ............................ United States 6,000,000 5,878,888
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,855,282
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 14,648,946
Senior Note, 7.35%, 3/06/30 ........................... United States 1,500,000 1,588,275
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 ...
United States 5,000,000 5,192,466
74,602,803
Consumer Staples Distribution & Retail 0.2%
c
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 3,000,000 2,404,071
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 3,858,452
6,262,523
Containers & Packaging 1.5%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 10,700,000 6,675,856
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 10,000,000 8,691,016
c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 16,932,000 16,963,697
Senior Secured Note, 144A, 7.875%, 4/15/27 .............. United States 11,000,000 11,233,653

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c,g
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 $ 4,687,845
48,252,067
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,533,956
Diversified Telecommunication Services 0.4%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 3,000,000 2,882,868
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 10,000,000 9,357,265
12,240,133
Electric Utilities 1.3%
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% , 3/15/34
United States 8,000,000 7,864,092
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 4,740,825
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 10,206,276
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 10,505,000 9,788,582
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 4,700,000 4,898,227
Senior Note, 144A, 6.875%, 4/15/32 ..................... United States 2,800,000 2,844,624
40,342,626
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 .............
United States 5,000,000 5,118,936
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 14,500,000 15,037,617
Entertainment 0.7%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 21,893,626
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 ...................... United States 8,000,000 7,996,530
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ............
United States 4,000,000 4,079,612
12,076,142
Ground Transportation 0.4%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,222,753
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 7,710,236
11,932,989
Health Care Equipment & Supplies 1.0%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 4,500,000 4,612,500
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 7,500,000 7,742,998
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 4,000,000 3,820,407
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 17,000,000 15,668,300
31,844,205
Health Care Providers & Services 6.5%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 10,000,000 9,465,552
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 39,750,000 30,444,855
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 25,000,000 18,580,512
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,924,606
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 25,500,000 26,571,932

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ..............
United States 5,000,000 $ 4,884,594
c
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 2,134,935
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 18,089,388
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 .....................
United States 10,000,000 9,921,956
c
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 5,750,000 3,100,026
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 6,721,848
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 24,031,000 24,035,902
Senior Note, 6.125%, 10/01/28 ......................... United States 19,400,000 19,317,637
Senior Secured Note, 6.125%, 6/15/30 ................... United States 12,500,000 12,431,220
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 10,137,340
205,762,303
Hotels, Restaurants & Leisure 2.8%
c
Caesars Entertainment, Inc. ,
g
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,000,000 15,000,000
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,250,000 6,389,412
c
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 20,000,000 20,211,800
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,950,781
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,603,681
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 6,380,086
c
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 5,500,000 4,721,285
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 18,698,000 18,688,606
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,856,454
87,802,105
Independent Power and Renewable Electricity Producers 0.7%
c
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 10,000,000 9,624,986
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 5,000,000 4,754,586
c,f
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 7,800,000 7,739,676
22,119,248
Media 0.8%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,453,204
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,000,000 5,856,376
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 6,000,000 5,735,669
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,622,190
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 8,500,000 8,145,690
26,813,129
Metals & Mining 1.2%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,892,483
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 12,650,035
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 5,370,202
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,889,897
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,706,692
38,509,309

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 2.0%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 13,186,000 $ 13,261,173
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,324,528
Senior Secured Note, 144A, 9.25%, 7/15/29 ............... United States 5,500,000 5,610,000
c
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 9,410,735
Kinder Morgan, Inc. , Senior Bond , 5.4% , 2/01/34 ..............
United States 8,000,000 7,880,628
Occidental Petroleum Corp. , Senior Bond , 6.625% , 9/01/30 ......
United States 6,000,000 6,296,076
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 7,053,000 6,396,223
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 5,048,273
62,227,636
Passenger Airlines 1.2%
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 5,000,000 5,197,960
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 10,000,000 9,920,358
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 13,687,000 13,335,198
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 . United States 8,750,000 8,156,095
36,609,611
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 8,500,000 7,618,346
Pharmaceuticals 1.6%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,137,088
c
Bausch Health Cos., Inc. ,
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 12,000,000 10,003,500
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 10,000,000 8,925,000
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ........................................... United States 4,000,000 4,132,908
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ..................................... Israel 10,000,000 10,245,800
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,700,162
49,144,458
Semiconductors & Semiconductor Equipment 0.8%
c
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 4,212,468
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 9,230,757
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 .......................... United States 4,000,000 4,088,206
Senior Note, 6.75%, 11/01/29 .......................... United States 8,000,000 8,511,569
26,043,000
Software 0.9%
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 15,000,000 12,957,681
Senior Bond, 6.25%, 11/09/32 .......................... United States 6,750,000 7,147,707
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 8,989,878
29,095,266
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 ............................ United States 8,000,000 7,055,633
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 5,033,777

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 $ 4,457,822
16,547,232
Specialty Retail 0.4%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 13,000,000 12,807,042
Technology Hardware, Storage & Peripherals 0.3%
g
HP, Inc. , Senior Bond , 5.5% , 1/15/33 ....................... United States 10,000,000 10,071,569
Tobacco 0.9%
BAT Capital Corp. ,
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 6,000,000 6,275,851
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 15,000,000 14,252,226
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 9,000,000 8,970,995
29,499,072
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 12,800,000 12,416,996
c
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 8,000,000 8,042,472
20,459,468
Wireless Telecommunication Services 0.5%
Sprint LLC , Senior Note , 7.625% , 3/01/26 ...................
United States 7,500,000 7,713,300
T-Mobile USA, Inc. , Senior Bond , 5.2% , 1/15/33 ..............
United States 7,500,000 7,423,558
15,136,858
Total Corporate Bonds (Cost $1,412,803,108) ...................................
1,395,209,234
U.S. Government and Agency Securities 11.0%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 12,673,828
3%, 8/15/52 ........................................ United States 40,000,000 30,100,000
3.625%, 5/15/53 ..................................... United States 42,500,000 36,173,144
4.125%, 8/15/53 ..................................... United States 21,000,000 19,560,352
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 30,000,000 29,897,366
4.5%, 3/31/26 ...................................... United States 35,000,000 34,819,531
2.875%, 5/15/32 ..................................... United States 130,000,000 117,149,804
2.75%, 8/15/32 ..................................... United States 75,000,000 66,751,465
Total U.S. Government and Agency Securities (Cost $370,124,117) ................
347,125,490
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 5,509,583 5,531,166
2023-1, A, 5.8%, 1/15/36 .............................. United States 6,300,000 6,419,094
11,950,260
a a a a a a
Total Asset-Backed Securities (Cost $11,809,583) ...............................
11,950,260
Mortgage-Backed Securities 2.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.1%
FHLMC Pool, 30 Year, 5%, 5/01/53 ........................ United States 16,930,041 16,371,838
FHLMC Pool, 30 Year, 5.5%, 7/01/53 - 11/01/53 .............. United States 17,126,462 16,901,795
33,273,633

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,380,398 $ 1,287,563
FNMA, 30 Year, 5%, 5/01/53 ............................. United States 16,933,269 16,374,129
FNMA, 30 Year, 5%, 11/01/53 ............................ United States 14,331,001 13,857,780
31,519,472
Total Mortgage-Backed Securities (Cost $65,277,844) ............................
64,793,105
Shares
a
Escrows and Litigation Trusts 0.0%
b,h
Endo, Inc., Escrow Account .............................. United States 4,500,000 —
h
Par Pharmaceutical, Inc., Escrow Account ................... United States 8,429,000 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,934,035,881) .............................
3,056,184,269
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 76,409,655 76,409,655
Total Money Market Funds (Cost $76,409,655) ..................................
76,409,655
k
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 12,298,000 12,298,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $12,298,000) ...........................................................
12,298,000
Total Short Term Investments (Cost $88,707,655 ) ................................
88,707,655
a
Total Investments (Cost $3,022,743,536) 100.0% ................................
$3,144,891,924
Options Written (0.0)%
†
(1,326,000)
Other Assets, less Liabilities 0.0%
†
............................................
1,631,477
Net Assets 100.0% ...........................................................
$3,145,197,401
a a a
Number of
Contracts
Notional
Amount
#
l
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., September Strike Price $185.00, Expires 9/20/24 ... 1,000 17,152,000 (146,000)
Analog Devices, Inc., August Strike Price $250.00, Expires 8/16/24 800 18,260,800 (148,800)
Charles Schwab Corp. (The), August Strike Price $80.00, Expires
8/16/24 ........................................... 1,000 7,369,000 (70,000)
Morgan Stanley, September Strike Price $105.00, Expires 9/20/24 . 2,200 21,381,800 (277,200)
(642,000)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
l
Options Written
(continued)
Puts - Exchange-Traded
Equity Options
BlackRock, Inc., August Strike Price $720.00, Expires 8/16/24 .... 300 23,619,600 $ (123,000)
Broadcom, Inc., July Strike Price $1,535.00, Expires 7/05/24 ..... 250 40,138,250 (137,500)
Dell Technologies, Inc., August Strike Price $115.00, Expires 8/16/24 1,000 13,791,000 (155,000)
Micron Technology, Inc., August Strike Price $115.00, Expires
8/16/24 ........................................... 1,500 19,729,500 (268,500)
(684,000)
Total Options Written (Premiums received $1,352,788) ...........................
$ (1,326,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $991,339,749, representing 31.5% of net assets.
d
See Note 1(e) regarding equity-linked securities.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Perpetual security with no stated maturity date.
g
A portion or all of the security is on loan at June 30, 2024. See Note 1(f).
h
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(f) regarding securities on loan.
l
See Note 1(d) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Long 350 $ 43,870,312 9/19/24 $ 492,265
Total Futures Contracts ...................................................................... $492,265
*
As of period end.
See Note  7  regarding other derivative information.
See Abbreviations on page 29 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,934,035,881
Cost - Non-controlled affiliates (Note 3e) ........................................................ 88,707,655
Value - Unaffiliated issuers (Includes securities loaned of $11,667,302) ................................. $3,056,184,269
Value - Non- controlled affiliates (Note 3e ) ....................................................... 88,707,655
Cash .................................................................................... 461,978
Receivables:
Investment securities sold ................................................................... 1,538,923
Capital shares sold ........................................................................ 1,558,145
Dividends and interest ..................................................................... 28,512,096
European Union tax reclaims (Note 1 g ) ......................................................... 1,925,432
Deposits with brokers for:
Futures contracts ........................................................................ 1,925,000
Total assets .......................................................................... 3,180,813,498
Liabilities:
Payables:
Investment securities purchased .............................................................. 17,875,360
Capital shares redeemed ................................................................... 1,689,771
Management fees ......................................................................... 1,152,100
Distribution fees .......................................................................... 613,473
Trustees' fees and expenses ................................................................. 5,917
Variation margin on futures contracts ........................................................... 579,688
Options written, at value (premiums received $1,352,788) ............................................ 1,326,000
Payable upon return of securities loaned (Note 1 f ) .................................................. 12,298,000
Accrued expenses and other liabilities ........................................................... 75,788
Total liabilities ......................................................................... 35,616,097
Net assets, at value ................................................................. $3,145,197,401
Net assets consist of:
Paid-in capital ............................................................................. $2,954,109,910
Total distributable earnings (losses) ............................................................. 191,087,491
Net assets, at value ................................................................. $3,145,197,401
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $297,463,755
Shares outstanding ........................................................................ 20,456,697
Net asset value and maximum offering price per share
a
............................................. $14.54
Class 2:
Net assets, at value ....................................................................... $2,492,575,706
Shares outstanding ........................................................................ 180,324,445
Net asset value and maximum offering price per share
a
............................................. $13.82
Class 4:
Net assets, at value ....................................................................... $355,157,940
Shares outstanding ........................................................................ 24,810,704
Net asset value and maximum offering price per share
a
............................................. $14.32
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $61,505)
Unaffiliated issuers ........................................................................ $15,527,745
Non- controlled affiliates (Note 3e ) ............................................................. 1,725,317
Interest:
Unaffiliated issuers ........................................................................ 60,052,611
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (103,485)
Non-controlled affiliates (Note 3 e ) ............................................................. 135,760
Other income (Note 1 g ) ...................................................................... 6,366
Total investment income ................................................................... 77,344,314
Expenses:
Management fees (Note 3 a ) ................................................................... 7,157,187
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,107,917
    Class 4 ................................................................................ 610,041
Custodian fees ............................................................................. 9,161
Reports to shareholders fees .................................................................. 14,724
Professional fees ........................................................................... 40,239
Trustees' fees and expenses .................................................................. 19,696
Other .................................................................................... 50,788
Total expenses ......................................................................... 11,009,753
Expenses waived/paid by affiliates (Note 3e) ................................................... (122,800)
Net expenses ......................................................................... 10,886,953
Net investment income ................................................................ 66,457,361
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 24,353,993
Written options ........................................................................... 123,830
Futures contracts ......................................................................... 1,191,330
Net realized gain (loss) .................................................................. 25,669,153
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,168,108
Translation of other assets and liabilities denominated in foreign currencies .............................. (63,489)
Written options ........................................................................... 201,958
Futures contracts ......................................................................... (7,106,480)
Net change in unrealized appreciation (depreciation) ............................................ 7,200,097
Net realized and unrealized gain (loss) ............................................................ 32,869,250
Net increase (decrease) in net assets resulting from operations .......................................... $99,326,611

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Income VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $66,457,361 $128,052,802
Net realized gain (loss) ................................................. 25,669,153 43,518,115
Net change in unrealized appreciation (depreciation) ........................... 7,200,097 81,603,814
Net increase (decrease) in net assets resulting from operations ................ 99,326,611 253,174,731
Distributions to shareholders:
Class 1 ............................................................. (16,729,510) (30,336,593)
Class 2 ............................................................. (141,660,043) (289,624,489)
Class 4 ............................................................. (19,161,630) (36,680,873)
Total distributions to shareholders .......................................... (177,551,183) (356,641,955)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 13,258,170 79,739,805
Class 2 ............................................................. 9,323,855 86,181,715
Class 4 ............................................................. 10,641,743 36,884,838
Total capital share transactions ............................................ 33,223,768 202,806,358
Net increase (decrease) in net assets ................................... (45,000,804) 99,339,134
Net assets:
Beginning of period ..................................................... 3,190,198,205 3,090,859,071
End of period .......................................................... $3,145,197,401 $3,190,198,205

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Income VIP Fund
20
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to equity price/equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 7 regarding other derivative information.
e. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and  accretion of discount
on debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is  recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not  available. In such cases, the dividend is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings  are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 710,931 $10,648,076 4,435,576 $69,037,803
Shares issued in reinvestment of distributions .......... 1,152,170 16,729,510 2,131,876 30,336,593
Shares redeemed ............................... (943,605) (14,119,416) (1,343,537) (19,634,591)
Net increase (decrease) .......................... 919,496 $13,258,170 5,223,915 $79,739,805
Class 2 Shares:
Shares sold ................................... 5,012,390 $71,527,566 15,216,333 $219,586,688
Shares issued in reinvestment of distributions .......... 10,265,220 141,660,043 21,342,998 289,624,489
Shares redeemed ............................... (14,280,341) (203,863,754) (30,047,143) (423,029,462)
Net increase (decrease) .......................... 997,269 $9,323,855 6,512,188 $86,181,715
Class 4 Shares:
Shares sold ................................... 1,369,076 $20,211,567 3,250,508 $47,488,287
Shares issued in reinvestment of distributions .......... 1,339,974 19,161,630 2,614,460 36,680,873
Shares redeemed ............................... (1,949,004) (28,731,454) (3,259,803) (47,284,322)
Net increase (decrease) .......................... 760,046 $10,641,743 2,605,165 $36,884,838
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, derivative financial instruments and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$620,217,641 and $646,361,320, respectively.
At June 30, 2024, in connection with securities lending transactions, the Fund loaned corporate bonds and received
$12,298,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk
At June 30, 2024, the Fund had 21.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $104,664,771 $443,069,108 $(471,324,224) $— $— $76,409,655 76,409,655 $1,725,317
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $44,147,000 $(31,849,000) $— $— $12,298,000 12,298,000 $135,760
Total Affiliated Securities ... $104,664,771 $487,216,108 $(503,173,224) $— $— $88,707,655 $1,861,077
Cost of investments .......................................................................... $3,032,979,617
Unrealized appreciation ........................................................................ $257,194,593
Unrealized depreciation ........................................................................ (146,116,021)
Net unrealized appreciation (depreciation) .......................................................... $111,078,572
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
7. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of futures contracts and options represented
$101,380,455 and $129,286, respectively.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 492,265
a
Variation margin on futures
contracts
$ —
Equity contracts ...........
Investments in securities, at value — Options written, at value 1,326,000
Total .................... $492,265 $1,326,000
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $1,191,330 Futures contracts $(7,106,480)
Equity c ontracts ..............
Written options 123,830 Written options 201,958
Total ....................... $1,315,160 $(6,904,522)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 45,420,000 $ — $ — $ 45,420,000
Air Freight & Logistics ................... 8,211,000 — — 8,211,000
Banks ............................... 73,076,200 — — 73,076,200
Beverages ........................... 31,104,500 — — 31,104,500
Biotechnology ......................... 17,152,000 — — 17,152,000
Building Products ...................... 13,294,000 — — 13,294,000
Capital Markets ........................ 28,750,800 — — 28,750,800
Chemicals ........................... 20,844,600 — — 20,844,600
Communications Equipment .............. 33,257,000 — — 33,257,000
Consumer Staples Distribution & Retail ...... 14,804,000 — — 14,804,000
Containers & Packaging ................. 8,630,000 — — 8,630,000
Diversified Telecommunication Services ..... 16,496,000 — — 16,496,000
Electric Utilities ........................ 107,075,057 — — 107,075,057
Ground Transportation .................. 16,969,500 — — 16,969,500
Health Care Equipment & Supplies ......... 7,871,000 — — 7,871,000
Health Care Providers & Services .......... 11,812,000 — — 11,812,000
Hotels, Restaurants & Leisure ............. 16,987,200 — — 16,987,200
Household Products .................... 19,790,400 — — 19,790,400
Industrial Conglomerates ................ 9,692,794 — — 9,692,794
Media ............................... 8,811,000 — — 8,811,000
Metals & Mining ....................... 24,099,327 — — 24,099,327
Multi-Utilities .......................... 39,491,800 — — 39,491,800
Oil, Gas & Consumable Fuels ............. 122,601,000 — — 122,601,000
Pharmaceuticals ....................... 92,010,769 1,441,940 — 93,452,709
Semiconductors & Semiconductor Equipment . 41,813,650 — — 41,813,650
Specialty Retail ........................ 24,096,800 — — 24,096,800
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ 20,266,000 $ — $ — $ 20,266,000
Equity-Linked Securities ................... — 343,664,043 — 343,664,043
Convertible Preferred Stocks :
Chemicals ........................... 10,731,800 — — 10,731,800
Financial Services ...................... — 6,840,000 — 6,840,000
Corporate Bonds ........................ — 1,395,209,234 — 1,395,209,234
U.S. Government and Agency Securities ....... — 347,125,490 — 347,125,490
Asset-Backed Securities ................... — 11,950,260 — 11,950,260
Mortgage-Backed Securities ................ — 64,793,105 — 64,793,105
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 88,707,655 — — 88,707,655
Total Investments in Securities ........... $973,867,852 $2,171,024,072 $— $3,144,891,924
Other Financial Instruments:
Futures Contracts ....................... $492,265 $— $— $492,265
Total Other Financial Instruments ......... $492,265 $— $— $492,265
Liabilities:
Other Financial Instruments:
Options Written .......................... $1,326,000 $— $— $1,326,000
Total Other Financial Instruments ......... $1,326,000 $— $— $1,326,000
a
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
9. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median and in the fifth quintile (worst) of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 8.87% for the one-year period. The Board concluded that the Fund’s performance was satisfactory.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

franklintempleton.com
Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other flexible portfolio funds underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4829-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Large Cap Growth VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.71 $14.39 $30.30 $29.78 $22.73 $19.19
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.04) (0.04) (0.10) (0.09) (0.06)
Net realized and unrealized gains (losses) 4.14 5.84 (10.79) 4.39 9.54 6.51
Total from investment operations ........ 4.10 5.80 (10.83) 4.29 9.45 6.45
Less distributions from:
Net realized gains ................. (2.34) (0.48) (5.08) (3.77) (2.40) (2.91)
Net asset value, end of period .......... $21.47 $19.71 $14.39 $30.30 $29.78 $22.73
Total return
c
....................... 20.76% 40.71% (36.36)% 15.56% 44.98% 34.98%
Ratios to average net assets
d
Expenses
e
........................ 0.83% 0.83%
f
0.82%
f
0.84%
f
0.84%
f
0.84%
f
Net investment (loss) ................ (0.37)% (0.22)% (0.21)% (0.32)% (0.36)% (0.25)%
Supplemental data
Net assets, end of period (000’s) ........ $7,415 $4,628 $3,353 $5,387 $4,606 $1,350
Portfolio turnover rate ................ 6.37% 26.29% 14.74% 14.98% 14.90% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.38 $13.47 $28.93 $28.65 $22.00 $18.70
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.07) (0.08) (0.16) (0.14) (0.11)
Net realized and unrealized gains (losses) 3.84 5.46 (10.30) 4.21 9.19 6.32
Total from investment operations ........ 3.78 5.39 (10.38) 4.05 9.05 6.21
Less distributions from:
Net realized gains ................. (2.34) (0.48) (5.08) (3.77) (2.40) (2.91)
Net asset value, end of period .......... $19.82 $18.38 $13.47 $28.93 $28.65 $22.00
Total return
c
....................... 20.58% 40.44% (36.54)% 15.28% 44.63% 34.58%
Ratios to average net assets
d
Expenses
e
........................ 1.07% 1.08%
f
1.07%
f
1.09%
f
1.09%
f
1.09%
f
Net investment (loss) ................ (0.62)% (0.46)% (0.46)% (0.57)% (0.58)% (0.50)%
Supplemental data
Net assets, end of period (000’s) ........ $95,824 $88,146 $75,005 $128,584 $131,001 $114,170
Portfolio turnover rate ................ 6.37% 26.29% 14.74% 14.98% 14.90% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Aerospace & Defense 1.4%
a
Axon Enterprise, Inc. ................................... United States 4,946 $ 1,455,311
Beverages 1.0%
a
Celsius Holdings, Inc. .................................. United States 6,598 376,680
a
Monster Beverage Corp. ................................ United States 12,946 646,653
1,023,333
Biotechnology 0.6%
a
Vaxcyte, Inc. ......................................... United States 8,564 646,668
Broadline Retail 7.1%
a
Amazon.com, Inc. ..................................... United States 37,854 7,315,286
Building Products 1.3%
Trane Technologies plc ................................. United States 3,918 1,288,748
Capital Markets 3.2%
Ares Management Corp. , A .............................. United States 10,552 1,406,370
MSCI, Inc. , A ......................................... United States 1,601 771,282
S&P Global, Inc. ...................................... United States 2,453 1,094,038
3,271,690
Chemicals 1.7%
Linde plc ............................................ United States 3,939 1,728,473
Commercial Services & Supplies 1.4%
Republic Services, Inc. , A ............................... United States 7,401 1,438,310
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 1,312 710,842
Electrical Equipment 0.3%
Eaton Corp. plc ....................................... United States 833 261,187
Entertainment 1.8%
a
Netflix, Inc. .......................................... United States 1,962 1,324,115
a
ROBLOX Corp. , A ..................................... United States 15,464 575,415
1,899,530
Financial Services 3.3%
Mastercard, Inc. , A .................................... United States 7,771 3,428,254
Food Products 1.2%
a
Freshpet, Inc. ........................................ United States 5,551 718,244
Lamb Weston Holdings, Inc. ............................. United States 6,014 505,657
1,223,901
Ground Transportation 2.3%
a
Uber Technologies, Inc. ................................. United States 24,825 1,804,281
Union Pacific Corp. .................................... United States 2,430 549,812
2,354,093
Health Care Equipment & Supplies 2.9%
a
Dexcom, Inc. ......................................... United States 6,011 681,527
a
IDEXX Laboratories, Inc. ................................ United States 1,531 745,903
a
Intuitive Surgical, Inc. .................................. United States 3,455 1,536,957
2,964,387
Health Care Providers & Services 3.2%
McKesson Corp. ...................................... United States 2,161 1,262,111
UnitedHealth Group, Inc. ................................ United States 4,067 2,071,160
3,333,271

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 3.6%
a
Chipotle Mexican Grill, Inc. , A ............................ United States 34,300 $ 2,148,895
a
DoorDash, Inc. , A ..................................... United States 4,666 507,567
Wingstop, Inc. ........................................ United States 2,513 1,062,145
3,718,607
Interactive Media & Services 10.6%
Alphabet, Inc. , A ...................................... United States 21,801 3,971,052
Meta Platforms, Inc. , A ................................. United States 11,764 5,931,644
a
Pinterest, Inc. , A ...................................... United States 23,500 1,035,645
10,938,341
IT Services 1.2%
a
Gartner, Inc. ......................................... United States 1,580 709,515
a
MongoDB, Inc. , A ..................................... United States 2,263 565,659
1,275,174
Life Sciences Tools & Services 3.2%
Danaher Corp. ....................................... United States 5,654 1,412,652
a
Tempus AI, Inc. , A ..................................... United States 1,600 56,000
Thermo Fisher Scientific, Inc. ............................ United States 1,405 776,965
West Pharmaceutical Services, Inc. ........................ United States 3,129 1,030,661
3,276,278
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................... United States 13,240 756,534
a
Oddity Tech Ltd. , A .................................... Israel 8,273 324,798
1,081,332
Pharmaceuticals 3.6%
AstraZeneca plc , ADR .................................. United Kingdom 10,030 782,240
Eli Lilly & Co. ........................................ United States 3,287 2,975,984
3,758,224
Professional Services 1.7%
TransUnion .......................................... United States 13,859 1,027,783
Verisk Analytics, Inc. , A ................................. United States 2,827 762,018
1,789,801
Real Estate Management & Development 0.6%
a
CoStar Group, Inc. .................................... United States 8,867 657,399
Semiconductors & Semiconductor Equipment 14.6%
Analog Devices, Inc. ................................... United States 3,825 873,094
a
ARM Holdings plc , ADR ................................ United States 3,520 575,942
ASML Holding NV , ADR ................................ Netherlands 990 1,012,503
a
Lattice Semiconductor Corp. ............................. United States 11,727 680,049
Monolithic Power Systems, Inc. ........................... United States 2,675 2,197,994
NVIDIA Corp. ........................................ United States 79,079 9,769,420
15,109,002
Software 21.4%
a
Adobe, Inc. .......................................... United States 1,604 891,086
a
Confluent, Inc. , A ...................................... United States 9,683 285,939
a
Crowdstrike Holdings, Inc. , A ............................. United States 4,428 1,696,765
a
Datadog, Inc. , A ...................................... United States 2,439 316,314
a
Fair Isaac Corp. ...................................... United States 876 1,304,066
a
HubSpot, Inc. ........................................ United States 1,348 795,037
Intuit, Inc. ........................................... United States 2,027 1,332,165
Microsoft Corp. ....................................... United States 17,040 7,616,028

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 16 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. ...................................... United States 2,342 $ 563,860
Oracle Corp. ......................................... United States 6,956 982,187
Roper Technologies, Inc. ................................ United States 2,075 1,169,594
Salesforce, Inc. ....................................... United States 3,183 818,349
a
ServiceNow, Inc. ...................................... United States 3,383 2,661,305
a
Synopsys, Inc. ....................................... United States 2,730 1,624,514
22,057,209
Specialty Retail 0.7%
a
AutoZone, Inc. ....................................... United States 242 717,312
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. .......................................... United States 19,661 4,141,000
Total Common Stocks (Cost $ 35,642,059 ) ......................................
102,862,963
Short Term Investments 0.7%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.7%
b
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value
$ 718,337 )
BNP Paribas Securities Corp. (Maturity Value $221,966)
Deutsche Bank Securities, Inc. (Maturity Value $200,416)
HSBC Securities (USA), Inc. (Maturity Value $295,955)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%,
7/20/41 - 6/20/54; U.S. Government Agency Strips, 11/15/24 -
1/15/38; U.S. Treasury Bonds, 6.13% - 6.75%, 8/15/26 - 11/15/27;
and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29 (valued at
$ 732,609 ) ......................................... 718,022 718,022
Total Repurchase Agreements (Cost $ 718,022 ) ..................................
718,022
Total Short Term Investments (Cost $ 718,022 ) ..................................
718,022
a
Total Investments (Cost $ 36,360,081 ) 100.3% ...................................
$103,580,985
Other Assets, less Liabilities (0.3) % ...........................................
(341,678)
Net Assets 100.0% ...........................................................
$103,239,307
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $35,642,059
Cost - Unaffiliated repurchase agreements ...................................................... 718,022
Value - Unaffiliated issuers .................................................................. $102,862,963
Value - Unaffiliated repurchase agreements ...................................................... 718,022
Cash .................................................................................... 17,179
Receivables:
Capital shares sold ........................................................................ 27
Dividends and interest ..................................................................... 7,396
Total assets .......................................................................... 103,605,587
Liabilities:
Payables:
Investment securities purchased .............................................................. 214,901
Capital shares redeemed ................................................................... 39,904
Management fees ......................................................................... 62,333
Distribution fees .......................................................................... 19,302
Trustees' fees and expenses ................................................................. 230
Accrued expenses and other liabilities ........................................................... 29,610
Total liabilities ......................................................................... 366,280
Net assets, at value ................................................................. $103,239,307
Net assets consist of:
Paid-in capital ............................................................................. $27,928,797
Total distributable earnings (losses) ............................................................. 75,310,510
Net assets, at value ................................................................. $103,239,307
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $7,415,073
Shares outstanding ........................................................................ 345,441
Net asset value and maximum offering price per share
a
............................................. $21.47
Class 2:
Net assets, at value ....................................................................... $95,824,234
Shares outstanding ........................................................................ 4,833,517
Net asset value and maximum offering price per share
a
............................................. $19.82
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $509)
Unaffiliated issuers ........................................................................ $207,278
Interest:
Unaffiliated issuers ........................................................................ 16,877
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (557)
Non-controlled affiliates (Note 3 e ) ............................................................. 1,417
Total investment income ................................................................... 225,015
Expenses:
Management fees (Note 3 a ) ................................................................... 370,114
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 115,454
Reports to shareholders fees .................................................................. 6,132
Professional fees ........................................................................... 26,004
Trustees' fees and expenses .................................................................. 669
Other .................................................................................... 4,105
Total expenses ......................................................................... 522,478
Expenses waived/paid by affiliates (Note 3e) ................................................... (92)
Net expenses ......................................................................... 522,386
Net investment income (loss) ............................................................ (297,371)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,410,238
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,366,817
Net realized and unrealized gain (loss) ............................................................ 18,777,055
Net increase (decrease) in net assets resulting from operations .......................................... $18,479,684

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Large Cap Growth VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(297,371) $(390,084)
Net realized gain (loss) ................................................. 8,410,238 10,897,213
Net change in unrealized appreciation (depreciation) ........................... 10,366,817 18,973,972
Net increase (decrease) in net assets resulting from operations ................ 18,479,684 29,481,101
Distributions to shareholders:
Class 1 ............................................................. (728,733) (111,829)
Class 2 ............................................................. (10,181,219) (2,512,617)
Total distributions to shareholders .......................................... (10,909,952) (2,624,446)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,388,294 32,620
Class 2 ............................................................. 507,782 (12,473,971)
Total capital share transactions ............................................ 2,896,076 (12,441,351)
Net increase (decrease) in net assets ................................... 10,465,808 14,415,304
Net assets:
Beginning of period ..................................................... 92,773,499 78,358,195
End of period .......................................................... $103,239,307 $92,773,499

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Large Cap Growth VIP Fund
10
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2024,
68.7% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

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Franklin Large Cap Growth VIP Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 28, 2024.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2024, the
Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
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Franklin Large Cap Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 80,966 $1,749,269 — $—
Shares issued in reinvestment of distributions .......... 33,990 728,733 6,339 111,829
Shares redeemed ............................... (4,240) (89,708) (4,613) (79,209)
Net increase (decrease) .......................... 110,716 $2,388,294 1,726 $32,620
Class 2 Shares:
Shares sold ................................... 70,656 $1,447,395 273,683 $4,070,737
Shares issued in reinvestment of distributions .......... 514,203 10,181,219 152,558 2,512,617
Shares redeemed ............................... (547,260) (11,120,832) (1,197,001) (19,057,325)
Net increase (decrease) .......................... 37,599 $507,782 (770,760) $(12,473,971)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
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Franklin Large Cap Growth VIP Fund
(continued)
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.750% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $1,951,000 $(1,951,000) $— $— $— — $1,417
Total Affiliated Securities ... $— $1,951,000 $(1,951,000) $— $— $— $1,417
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
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Franklin Large Cap Growth VIP Fund
(continued)
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$6,246,083 and $15,200,324, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $36,382,870
Unrealized appreciation ........................................................................ $67,852,969
Unrealized depreciation ........................................................................ (654,854)
Net unrealized appreciation (depreciation) .......................................................... $67,198,115

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Large Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 102,862,963 $ — $ — $ 102,862,963
Short Term Investments ................... — 718,022 — 718,022
Total Investments in Securities ........... $102,862,963 $718,022 $— $103,580,985
Selected Portfolio
ADR
American Depositary Receipt
7. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Large Cap Growth VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias relative to its Performance Universe, noting that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value oriented equities. Management further explained that the Fund’s three-year performance was negatively impacted by stock selection in the technology, health care and consumer sectors. The Board noted management’s representation that the Fund had outperformed its benchmark, the
S&P 500 Index, in 2018, 2019 and 2023, but underperformed the benchmark in 2021 and 2022. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 40.71%. Management discussed

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with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the portfolio management team’s continued focus on investing in high-quality growth companies and the addition of strategy team personnel. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other large-cap growth funds underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The
Board further noted management’s explanation that the Fund is one of three funds within its Expense Group with assets under management that are less than $100 million (third smallest out of ten funds). Management further explained that in comparison to the other two funds with less than $100 million in assets under management, the Fund had the lowest total expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4843-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Mutual Global
Discovery
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.16 $17.28 $20.32 $17.50 $19.17 $17.47
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.35 0.39 0.25 0.57
c
0.43
Net realized and unrealized gains (losses) 0.42 3.03 (1.53) 3.14 (1.52) 3.64
Total from investment operations ........ 0.69 3.38 (1.14) 3.39 (0.95) 4.07
Less distributions from:
Net investment income .............. — (0.50) (0.32) (0.57) (0.42) (0.37)
Net realized gains ................. — (1.00) (1.58) — (0.30) (2.00)
Total distributions ................... — (1.50) (1.90) (0.57) (0.72) (2.37)
Net asset value, end of period .......... $19.85 $19.16 $17.28 $20.32 $17.50 $19.17
Total return
d
....................... 3.60% 20.55% (4.52)% 19.43% (4.22)% 24.71%
Ratios to average net assets
e
Expenses
f
......................... 0.89% 0.90%
g,h
0.89%
g,h
0.98%
g,h
0.97%
g,h
0.94%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ............... 2.78% 1.87% 2.05% 1.29% 3.57%
c
2.22%
Supplemental data
Net assets, end of period (000’s) ........ $4,656 $4,436 $3,851 $4,166 $3,788 $3,878
Portfolio turnover rate ................ 15.56% 34.68% 55.49% 41.58% 34.79% 21.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.38 $16.62 $19.61 $16.91 $18.54 $16.96
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.29 0.33 0.20 0.51
c
0.37
Net realized and unrealized gains (losses) 0.39 2.92 (1.48) 3.02 (1.47) 3.53
Total from investment operations ........ 0.63 3.21 (1.15) 3.22 (0.96) 3.90
Less distributions from:
Net investment income .............. — (0.45) (0.26) (0.52) (0.37) (0.32)
Net realized gains ................. — (1.00) (1.58) — (0.30) (2.00)
Total distributions ................... — (1.45) (1.84) (0.52) (0.67) (2.32)
Net asset value, end of period .......... $19.01 $18.38 $16.62 $19.61 $16.91 $18.54
Total return
d
....................... 3.43% 20.31% (4.75)% 19.13% (4.46)% 24.37%
Ratios to average net assets
e
Expenses
f
......................... 1.14% 1.15%
g,h
1.14%
g,h
1.22%
g,h
1.22%
g,h
1.19%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ............... 2.51% 1.62% 1.80% 1.05% 3.33%
c
1.97%
Supplemental data
Net assets, end of period (000’s) ........ $398,991 $413,438 $398,802 $477,214 $467,653 $539,759
Portfolio turnover rate ................ 15.56% 34.68% 55.49% 41.58% 34.79% 21.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.98 $17.12 $20.12 $17.34 $18.98 $17.30
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.28 0.32 0.19 0.51
c
0.36
Net realized and unrealized gains (losses) 0.42 3.01 (1.51) 3.09 (1.50) 3.61
Total from investment operations ........ 0.65 3.29 (1.19) 3.28 (0.99) 3.97
Less distributions from:
Net investment income .............. — (0.43) (0.23) (0.50) (0.35) (0.29)
Net realized gains ................. — (1.00) (1.58) — (0.30) (2.00)
Total distributions ................... — (1.43) (1.81) (0.50) (0.65) (2.29)
Net asset value, end of period .......... $19.63 $18.98 $17.12 $20.12 $17.34 $18.98
Total return
d
....................... 3.42% 20.13% (4.85)% 18.98% (4.54)% 24.28%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.25%
g,h
1.25%
g,h
1.32%
g,h
1.32%
g,h
1.29%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ............... 2.41% 1.52% 1.71% 0.95% 3.22%
c
1.87%
Supplemental data
Net assets, end of period (000’s) ........ $19,518 $20,592 $20,123 $25,930 $26,688 $30,865
Portfolio turnover rate ................ 15.56% 34.68% 55.49% 41.58% 34.79% 21.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.6%
Aerospace & Defense 1.2%
Airbus SE ........................................... France 37,031 $ 5,083,095
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B ............................ United States 61,077 8,358,387
Automobile Components 2.2%
a
Aptiv plc ............................................ United States 46,182 3,252,137
Denso Corp. ......................................... Japan 399,062 6,229,943
9,482,080
Automobiles 1.0%
General Motors Co. .................................... United States 91,190 4,236,687
Banks 5.8%
BNP Paribas SA ...................................... France 133,288 8,525,242
DBS Group Holdings Ltd. ............................... Singapore 319,091 8,404,785
JPMorgan Chase & Co. ................................. United States 37,577 7,600,324
24,530,351
Building Products 1.5%
Johnson Controls International plc ......................... United States 92,206 6,128,933
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 9,017 7,099,264
Chemicals 1.7%
a,b
Covestro AG, 144A, Reg S .............................. Germany 125,248 7,342,674
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 50,258 6,958,220
Consumer Staples Distribution & Retail 1.8%
Seven & i Holdings Co. Ltd. .............................. Japan 629,019 7,687,914
Containers & Packaging 0.4%
DS Smith plc ......................................... United Kingdom 350,698 1,858,761
Diversified Telecommunication Services 2.3%
Deutsche Telekom AG .................................. Germany 385,139 9,682,017
Electrical Equipment 1.3%
Mitsubishi Electric Corp. ................................ Japan 343,617 5,507,359
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 206,821 9,757,815
Entertainment 1.5%
Walt Disney Co. (The) .................................. United States 62,267 6,182,490
Financial Services 5.3%
a
Fiserv, Inc. .......................................... United States 44,986 6,704,713
Global Payments, Inc. .................................. United States 79,488 7,686,490
Voya Financial, Inc. .................................... United States 112,757 8,022,661
22,413,864
Food Products 3.1%
Danone SA .......................................... France 103,640 6,348,817
Kraft Heinz Co. (The) .................................. United States 205,795 6,630,715
12,979,532

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 109,825 $ 8,644,326
Health Care Providers & Services 7.1%
CVS Health Corp. ..................................... United States 122,182 7,216,069
Elevance Health, Inc. .................................. United States 15,343 8,313,758
a
Fresenius SE & Co. KGaA ............................... Germany 218,562 6,530,299
Humana, Inc. ........................................ United States 21,850 8,164,252
30,224,378
Household Durables 1.3%
DR Horton, Inc. ....................................... United States 39,992 5,636,073
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 119,126 6,444,882
Industrial Conglomerates 1.7%
Siemens AG ......................................... Germany 39,093 7,277,220
Insurance 6.0%
Everest Group Ltd. .................................... United States 23,866 9,093,424
NN Group NV ........................................ Netherlands 182,062 8,463,147
Prudential plc ........................................ Hong Kong 843,392 7,647,354
25,203,925
Interactive Media & Services 1.6%
c
Tencent Holdings Ltd. .................................. China 142,662 6,767,932
IT Services 1.2%
Capgemini SE ........................................ France 25,145 4,995,440
Media 1.9%
a
Charter Communications, Inc., A .......................... United States 27,063 8,090,754
Metals & Mining 2.4%
Anglo American plc .................................... South Africa 98,826 3,123,075
Rio Tinto plc ......................................... Australia 108,949 7,149,330
10,272,405
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United States 1,517,696 9,138,070
Hess Corp. .......................................... United States 15,259 2,251,008
Shell plc ............................................ United States 259,532 9,309,262
Williams Cos., Inc. (The) ................................ United States 100,680 4,278,900
24,977,240
Personal Care Products 3.3%
Haleon plc .......................................... United States 1,812,745 7,375,839
Kenvue , Inc. ......................................... United States 370,889 6,742,762
14,118,601
Pharmaceuticals 7.5%
GSK plc ............................................ United States 378,518 7,280,786
Merck & Co., Inc. ..................................... United States 57,939 7,172,848
Novartis AG, ADR ..................................... Switzerland 80,910 8,613,679
Roche Holding AG .................................... United States 31,243 8,656,631
31,723,944
Real Estate Management & Development 1.7%
a
CBRE Group, Inc., A ................................... United States 78,045 6,954,590

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.5%
Renesas Electronics Corp. .............................. Japan 324,547 $ 6,155,876
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd. ............................ South Korea 140,478 8,247,027
Textiles, Apparel & Luxury Goods 4.0%
a
Capri Holdings Ltd. .................................... United States 71,233 2,356,387
Cie Financiere Richemont SA ............................ Switzerland 44,607 6,971,702
Kering SA ........................................... France 21,187 7,707,744
17,035,833
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 232,378 7,138,861
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................... Ireland 100,269 9,345,071
Ferguson plc ......................................... United States 28,503 5,519,606
14,864,677
Total Common Stocks (Cost $314,645,509) .....................................
400,063,427
Principal
Amount
*
Corporate Bonds 0.9%
Media 0.3%
DISH DBS Corp., Senior Note, 5.875%, 11/15/24 .............. United States 1,397,000 1,327,685
Pharmaceuticals 0.5%
b
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,548,360
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 546,123
b
Bausch Health Cos., Inc., Senior Note, 144A, 9%, 12/15/25 ...... United States 65,000 58,955
2,153,438
Professional Services 0.1%
b
CoreLogic, Inc., Senior Secured Note, 144A, 4.5%, 5/01/28 ...... United States 614,000 557,845
Total Corporate Bonds (Cost $4,429,682) .......................................
4,038,968
d
Senior Floating Rate Interests 2.5%
Commercial Services & Supplies 1.0%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.156%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 2,368,773 2,228,423
First Lien, Dollar CME Term Loan, B, 10.406%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 2,180,249 2,057,610
4,286,033
a a a a a a
Communications Equipment 0.3%
e,f
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 1,196,859 1,082,726
Professional Services 0.5%
e
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.958% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 1,972,512 1,946,446

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
Specialty Retail 0.7%
e,f
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 3,420,107 $ 3,082,765
Total Senior Floating Rate Interests (Cost $10,053,271) ..........................
10,397,970
Shares
a
Companies in Liquidation 0.0%
a,g,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $329,128,462) ...............................
414,500,365
a
Short Term Investments 1.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.7%
i
FHLB, 7/01/24 ....................................... United States 7,400,000 7,396,772
Total U.S. Government and Agency Securities (Cost $7,400,000) ..................
7,396,772
Total Short Term Investments (Cost $7,400,000 ) .................................
7,396,772
a
Total Investments (Cost $336,528,462) 99.7% ...................................
$421,897,137
Other Assets, less Liabilities 0.3% .............................................
1,267,964
Net Assets 100.0% ...........................................................
$423,165,101
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $10,053,957, representing 2.4% of net assets.
c
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of this security was $6,767,932, representing 1.6% of net assets.
d
See Note 1(f) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note 8 regarding other derivative information.
See Abbreviations on page 23 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 77 $ 10,348,800 9/16/24 $ 57,237
Total Futures Contracts ...................................................................... $57,237
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 193,518 210,248 7/11/24 $ — $ (2,883)
Euro ............. BOFA Sell 6,774,008 7,399,978 7/11/24 141,451 (178)
Euro ............. HSBK Buy 782,688 852,889 7/11/24 — (14,198)
Euro ............. HSBK Sell 438,668 469,678 7/11/24 — (379)
Euro ............. UBSW Buy 936,779 1,005,358 7/11/24 408 (1,958)
Euro ............. UBSW Sell 2,700,135 2,895,398 7/11/24 2,781 (721)
Euro ............. WFLA Sell 4,725,644 5,206,345 7/11/24 142,767 (201)
British Pound ...... BOFA Sell 1,259,341 1,594,528 7/18/24 2,444 —
British Pound ...... UBSW Buy 1,259,341 1,574,657 7/18/24 17,427 —
Japanese Yen ...... BOFA Buy 88,105,283 563,896 8/20/24 — (11,962)
Japanese Yen ...... BOFA Sell 671,390,219 4,380,984 8/20/24 175,070 —
Japanese Yen ...... UBSW Buy 17,086,294 109,378 8/20/24 — (2,341)
Japanese Yen ...... WFLA Sell 683,177,866 4,459,065 8/20/24 179,308 —
South Korean Won .. HSBK Buy 534,089,850 392,253 11/04/24 80 (2,589)
South Korean Won .. HSBK Sell 7,830,549,992 5,739,610 11/04/24 25,391 —
South Korean Won .. UBSW Sell 447,389,608 328,143 11/04/24 1,667 —
Total Forward Exchange Contracts ................................................... $688,794 $(37,410)
Net unrealized appreciation (depreciation) ............................................ $651,384
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $336,528,462
Value - Unaffiliated issuers .................................................................. $421,897,137
Cash .................................................................................... 1,569,105
Foreign currency, at value (cost $ 101,148 ) ........................................................ 101,148
Receivables:
Investment securities sold ................................................................... 2,381,304
Capital shares sold ........................................................................ 169,156
Dividends and interest ..................................................................... 1,123,929
European Union tax reclaims (Note 1 g ) ......................................................... 293,311
Deposits with brokers for:
Futures contracts ........................................................................ 166,950
Unrealized appreciation on OTC forward exchange contracts .......................................... 688,794
Total assets .......................................................................... 428,390,834
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,459,089
Capital shares redeemed ................................................................... 249,765
Management fees ......................................................................... 305,627
Distribution fees .......................................................................... 87,982
Trustees' fees and expenses ................................................................. 822
Variation margin on futures contracts ........................................................... 6,256
Unrealized depreciation on OTC forward exchange contracts .......................................... 37,410
Accrued expenses and other liabilities ........................................................... 78,782
Total liabilities ......................................................................... 5,225,733
Net assets, at value ................................................................. $423,165,101
Net assets consist of:
Paid-in capital ............................................................................. $271,803,757
Total distributable earnings (losses) ............................................................. 151,361,344
Net assets, at value ................................................................. $423,165,101
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,656,164
Shares outstanding ........................................................................ 234,618
Net asset value and maximum offering price per share
a
............................................. $19.85
Class 2:
Net assets, at value ....................................................................... $398,990,932
Shares outstanding ........................................................................ 20,990,126
Net asset value and maximum offering price per share
a
............................................. $19.01
Class 4:
Net assets, at value ....................................................................... $19,518,005
Shares outstanding ........................................................................ 994,454
Net asset value and maximum offering price per share
a
............................................. $19.63
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $255,023)
Unaffiliated issuers ........................................................................ $6,932,905
Interest:
Unaffiliated issuers ........................................................................ 970,268
Other income (Note 1 g ) ...................................................................... 1,200
Total investment income ................................................................... 7,904,373
Expenses:
Management fees (Note 3 a ) ................................................................... 1,892,446
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 509,913
    Class 4 ................................................................................ 35,165
Custodian fees ............................................................................. 6,757
Reports to shareholders fees .................................................................. 6,477
Professional fees ........................................................................... 45,364
Trustees' fees and expenses .................................................................. 2,793
Other .................................................................................... (26,238)
Total expenses ......................................................................... 2,472,677
Net investment income ................................................................ 5,431,696
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 21,518,703
Foreign currency transactions ................................................................ (3,108)
Forward exchange contracts ................................................................. 1,263,899
Futures contracts ......................................................................... 65,127
Net realized gain (loss) .................................................................. 22,844,621
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (15,259,725)
Translation of other assets and liabilities denominated in foreign currencies .............................. (20,529)
Forward exchange contracts ................................................................. 1,607,481
Futures contracts ......................................................................... 294,960
Net change in unrealized appreciation (depreciation) ............................................ (13,377,813)
Net realized and unrealized gain (loss) ............................................................ 9,466,808
Net increase (decrease) in net assets resulting from operations .......................................... $14,898,504

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Global Discovery VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,431,696 $6,921,563
Net realized gain (loss) ................................................. 22,844,621 30,491,047
Net change in unrealized appreciation (depreciation) ........................... (13,377,813) 41,629,761
Net increase (decrease) in net assets resulting from operations ................ 14,898,504 79,042,371
Distributions to shareholders:
Class 1 ............................................................. — (329,161)
Class 2 ............................................................. — (31,213,802)
Class 4 ............................................................. — (1,490,552)
Total distributions to shareholders .......................................... — (33,033,515)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 62,900 144,616
Class 2 ............................................................. (28,494,581) (28,705,146)
Class 4 ............................................................. (1,768,341) (1,756,993)
Total capital share transactions ............................................ (30,200,022) (30,317,523)
Net increase (decrease) in net assets ................................... (15,301,518) 15,691,333
Net assets:
Beginning of period ..................................................... 438,466,619 422,775,286
End of period .......................................................... $423,165,101 $438,466,619

Franklin Templeton Variable Insurance Products Trust
13
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2024,
44.3% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2024, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 8 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2024, the Fund had no securities sold short.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Mutual Global Discovery VIP Fund
(continued)
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 12,767 $252,207 14,260 $265,010
Shares issued in reinvestment of distributions .......... — — 18,972 329,161
Shares redeemed ............................... (9,632) (189,307) (24,665) (449,555)
Net increase (decrease) .......................... 3,135 $62,900 8,567 $144,616
Class 2 Shares:
Shares sold ................................... 212,957 $4,016,858 437,607 $7,763,320
Shares issued in reinvestment of distributions .......... — — 1,874,703 31,213,802
Shares redeemed ............................... (1,719,903) (32,511,439) (3,811,434) (67,682,268)
Net increase (decrease) .......................... (1,506,946) $(28,494,581) (1,499,124) $(28,705,146)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Franklin Mutual Global Discovery VIP Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 12,824 $250,923 36,083 $660,287
Shares issued in reinvestment of distributions .......... — — 86,660 1,490,552
Shares redeemed ............................... (103,051) (2,019,264) (213,579) (3,907,832)
Net increase (decrease) .......................... (90,227) $(1,768,341) (90,836) $(1,756,993)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Franklin Mutual Global Discovery VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2024, aggregated $66,056,822 and $85,585,464, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2024, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
Cost of investments .......................................................................... $337,930,694
Unrealized appreciation ........................................................................ $97,509,146
Unrealized depreciation ........................................................................ (12,834,082)
Net unrealized appreciation (depreciation) .......................................................... $84,675,064
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 57,237
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
688,794 Unrealized depreciation on OTC
forward exchange contracts
37,410
Total .................... $746,031 $37,410
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of futures contracts represented
$10,048,395. The average month end contract value of forward exchange contracts was $38,610,397.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $65,127 Futures contracts $294,960
Forward exchange contracts 1,263,899 Forward exchange contracts 1,607,481
Total ....................... $1,329,026 $1,902,441
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
22
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 5,083,095 $ — $ 5,083,095
Air Freight & Logistics ................... 8,358,387 — — 8,358,387
Automobile Components ................. 3,252,137 6,229,943 — 9,482,080
Automobiles .......................... 4,236,687 — — 4,236,687
Banks ............................... 7,600,324 16,930,027 — 24,530,351
Building Products ...................... 6,128,933 — — 6,128,933
Capital Markets ........................ 7,099,264 — — 7,099,264
Chemicals ........................... — 7,342,674 — 7,342,674
Consumer Finance ..................... 6,958,220 — — 6,958,220
Consumer Staples Distribution & Retail ...... — 7,687,914 — 7,687,914
Containers & Packaging ................. — 1,858,761 — 1,858,761
Diversified Telecommunication Services ..... — 9,682,017 — 9,682,017
Electrical Equipment .................... — 5,507,359 — 5,507,359
Energy Equipment & Services ............. 9,757,815 — — 9,757,815
Entertainment ......................... 6,182,490 — — 6,182,490
Financial Services ...................... 22,413,864 — — 22,413,864
Food Products ........................ 6,630,715 6,348,817 — 12,979,532
Health Care Equipment & Supplies ......... 8,644,326 — — 8,644,326
Health Care Providers & Services .......... 23,694,079 6,530,299 — 30,224,378
Household Durables .................... 5,636,073 — — 5,636,073
Household Products .................... — 6,444,882 — 6,444,882
Industrial Conglomerates ................ — 7,277,220 — 7,277,220
Insurance ............................ 9,093,424 16,110,501 — 25,203,925
Interactive Media & Services .............. — 6,767,932 — 6,767,932
IT Services ........................... — 4,995,440 — 4,995,440
Media ............................... 8,090,754 — — 8,090,754
Metals & Mining ....................... — 10,272,405 — 10,272,405
Oil, Gas & Consumable Fuels ............. 6,529,908 18,447,332 — 24,977,240
Personal Care Products ................. 6,742,762 7,375,839 — 14,118,601
Pharmaceuticals ....................... 15,786,527 15,937,417 — 31,723,944
Real Estate Management & Development .... 6,954,590 — — 6,954,590
Semiconductors & Semiconductor Equipment . — 6,155,876 — 6,155,876
Technology Hardware, Storage & Peripherals . — 8,247,027 — 8,247,027
Textiles, Apparel & Luxury Goods .......... 2,356,387 14,679,446 — 17,035,833
Tobacco ............................. — 7,138,861 — 7,138,861
Trading Companies & Distributors .......... 14,864,677 — — 14,864,677
Corporate Bonds ........................ — 4,038,968 — 4,038,968
Senior Floating Rate Interests ............... — 10,397,970 — 10,397,970
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 7,396,772 — 7,396,772
Total Investments in Securities ........... $197,012,343 $224,884,794
b
$— $421,897,137
Other Financial Instruments:
Forward Exchange Contracts ............... $— $688,794 $— $688,794
Futures Contracts ....................... 57,237 — — 57,237
Total Other Financial Instruments ......... $57,237 $688,794 $— $746,031
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
23
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $37,410 $— $37,410
Total Other Financial Instruments ......... $— $37,410 $— $37,410
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $203,051,084, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
24
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Mutual Advisers, LLC (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
25
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Semiannual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its respective Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.

Franklin Templeton Variable Insurance Products Trust
26
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Semiannual Report
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, one other global multi-cap value fund underlying VIPs and three global multi-cap core funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted management’s explanation that, unlike other funds in the Fund’s Expense Group, the Fund utilizes special situations such as merger arbitrage and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. Management also explained that the Expense Group has two peers that have assets well above $1 billion, which is close to three times as large as the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of

Franklin Templeton Variable Insurance Products Trust
27
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Semiannual Report
potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4845-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Mutual Shares VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.74 $15.53 $19.62 $16.93 $19.19 $17.71
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.35 0.32 0.27 0.55
c
0.46
Net realized and unrealized gains (losses) 0.53 1.60 (1.99) 3.02 (1.68) 3.39
Total from investment operations ........ 0.72 1.95 (1.67) 3.29 (1.13) 3.85
Less distributions from:
Net investment income .............. — (0.35) (0.40) (0.60) (0.50) (0.42)
Net realized gains ................. — (1.39) (2.02) — (0.63) (1.95)
Total distributions ................... — (1.74) (2.42) (0.60) (1.13) (2.37)
Net asset value, end of period .......... $16.46 $15.74 $15.53 $19.62 $16.93 $19.19
Total return
d
....................... 4.57% 13.73% (7.15)% 19.52% (4.85)% 22.92%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.68%
g,h
0.66%
g,h
0.73%
g,h
0.73%
g,h
0.71%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ............... 2.32% 2.24% 1.82% 1.44% 3.48%
c
2.35%
Supplemental data
Net assets, end of period (000’s) ........ $126,091 $121,126 $105,334 $116,861 $157,734 $158,431
Portfolio turnover rate ................ 16.45% 50.67% 59.99% 47.31%
j
36.96% 38.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.33 $15.16 $19.20 $16.59 $18.81 $17.40
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.27 0.22 0.51
c
0.40
Net realized and unrealized gains (losses) 0.53 1.56 (1.95) 2.95 (1.65) 3.32
Total from investment operations ........ 0.69 1.87 (1.68) 3.17 (1.14) 3.72
Less distributions from:
Net investment income .............. — (0.31) (0.34) (0.56) (0.45) (0.36)
Net realized gains ................. — (1.39) (2.02) — (0.63) (1.95)
Total distributions ................... — (1.70) (2.36) (0.56) (1.08) (2.31)
Net asset value, end of period .......... $16.02 $15.33 $15.16 $19.20 $16.59 $18.81
Total return
d
....................... 4.50% 13.46% (7.43)% 19.17% (5.04)% 22.57%
Ratios to average net assets
e
Expenses
f
......................... 0.93% 0.93%
g,h
0.91%
g,h
0.98%
g,h
0.98%
g,h
0.96%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ............... 2.07% 1.99% 1.55% 1.17% 3.25%
c
2.10%
Supplemental data
Net assets, end of period (000’s) ........ $1,816,546 $1,882,088 $1,786,501 $2,517,899 $2,620,645 $2,931,753
Portfolio turnover rate ................ 16.45% 50.67% 59.99% 47.31%
j
36.96% 38.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.53 $15.34 $19.39 $16.75 $18.99 $17.55
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.29 0.26 0.20 0.49
c
0.38
Net realized and unrealized gains (losses) 0.53 1.58 (1.97) 2.98 (1.66) 3.36
Total from investment operations ........ 0.69 1.87 (1.71) 3.18 (1.17) 3.74
Less distributions from:
Net investment income .............. — (0.29) (0.32) (0.54) (0.44) (0.35)
Net realized gains ................. — (1.39) (2.02) — (0.63) (1.95)
Total distributions ................... — (1.68) (2.34) (0.54) (1.07) (2.30)
Net asset value, end of period .......... $16.22 $15.53 $15.34 $19.39 $16.75 $18.99
Total return
d
....................... 4.44% 13.31% (7.47)% 19.06% (5.17)% 22.44%
Ratios to average net assets
e
Expenses
f
......................... 1.03% 1.03%
g,h
1.01%
g,h
1.08%
g,h
1.08%
g,h
1.06%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ............... 1.97% 1.88% 1.47% 1.06% 3.13%
c
2.00%
Supplemental data
Net assets, end of period (000’s) ........ $101,883 $103,475 $99,603 $120,424 $116,704 $120,345
Portfolio turnover rate ................ 16.45% 50.67% 59.99% 47.31%
j
36.96% 38.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 319,617 $ 43,739,587
Automobile Components 0.5%
a
Aptiv plc ............................................ United States 136,613 9,620,288
Automobiles 1.9%
General Motors Co. .................................... United States 846,371 39,322,397
Banks 7.7%
Bank of America Corp. ................................. United States 1,236,169 49,162,441
JPMorgan Chase & Co. ................................. United States 355,201 71,842,954
PNC Financial Services Group, Inc. (The) ................... United States 235,254 36,577,292
157,582,687
Building Products 1.7%
Johnson Controls International plc ......................... United States 525,113 34,904,261
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 42,361 33,351,663
Communications Equipment 0.8%
Cisco Systems, Inc. ................................... United States 332,978 15,819,785
Construction & Engineering 1.6%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 856,870 32,252,587
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 246,655 34,149,385
Consumer Staples Distribution & Retail 0.8%
Target Corp. ......................................... United States 109,183 16,163,451
Containers & Packaging 1.9%
DS Smith plc ......................................... United Kingdom 1,697,157 8,995,232
International Paper Co. ................................. United States 706,932 30,504,116
39,499,348
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 643,835 8,385,693
Electric Utilities 1.6%
PPL Corp. ........................................... United States 1,177,680 32,562,852
Electronic Equipment, Instruments & Components 1.3%
a
Flex Ltd. ............................................ United States 900,478 26,555,096
Energy Equipment & Services 2.2%
Schlumberger NV ..................................... United States 962,821 45,425,895
Entertainment 1.9%
Walt Disney Co. (The) .................................. United States 383,039 38,031,942
Financial Services 6.0%
a
Fiserv, Inc. .......................................... United States 286,511 42,701,600
Global Payments, Inc. .................................. United States 441,812 42,723,220
Voya Financial, Inc. .................................... United States 526,619 37,468,942
122,893,762
Food Products 1.7%
Kraft Heinz Co. (The) .................................. United States 1,064,647 34,302,926
Health Care Equipment & Supplies 3.9%
Baxter International, Inc. ................................ United States 968,899 32,409,671

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ........................................ United States 593,194 $ 46,690,300
79,099,971
Health Care Providers & Services 5.6%
CVS Health Corp. ..................................... United States 684,568 40,430,586
Elevance Health, Inc. .................................. United States 70,959 38,449,844
Humana, Inc. ........................................ United States 97,208 36,321,769
115,202,199
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 213,869 30,140,558
Insurance 3.5%
Everest Group Ltd. .................................... United States 104,389 39,774,297
Progressive Corp. (The) ................................ United States 152,841 31,746,604
71,520,901
Machinery 3.0%
Dover Corp. ......................................... United States 196,680 35,490,906
Parker-Hannifin Corp. .................................. United States 49,280 24,926,317
60,417,223
Media 3.9%
a
Charter Communications, Inc., A .......................... United States 129,097 38,594,839
Comcast Corp., A ..................................... United States 1,068,725 41,851,271
80,446,110
Metals & Mining 2.4%
Rio Tinto plc ......................................... Australia 497,233 32,628,872
United States Steel Corp. ............................... United States 415,682 15,712,779
48,341,651
Oil, Gas & Consumable Fuels 6.8%
BP plc .............................................. United States 7,304,454 43,980,226
Chevron Corp. ....................................... United States 354,099 55,388,166
Hess Corp. .......................................... United States 72,431 10,685,021
Williams Cos., Inc. (The) ................................ United States 661,365 28,108,012
138,161,425
Personal Care Products 1.6%
Kenvue, Inc. ......................................... United States 1,840,784 33,465,453
Pharmaceuticals 6.4%
GSK plc ............................................ United States 2,183,258 41,994,923
Merck & Co., Inc. ..................................... United States 334,130 41,365,294
Novartis AG, ADR ..................................... Switzerland 453,120 48,239,155
131,599,372
Professional Services 3.1%
KBR, Inc. ........................................... United States 410,240 26,312,794
SS&C Technologies Holdings, Inc. ......................... United States 579,505 36,317,578
62,630,372
Real Estate Management & Development 1.7%
a
CBRE Group, Inc., A ................................... United States 397,749 35,443,413
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 1,993,181 46,022,549

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.5%
Gen Digital, Inc. ...................................... United States 1,265,756 $ 31,618,585
Oracle Corp. ......................................... United States 290,011 40,949,553
72,568,138
Specialized REITs 2.0%
American Tower Corp. .................................. United States 206,559 40,150,938
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 1,204,781 37,011,953
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................... Ireland 408,632 38,084,502
Ferguson plc ......................................... United States 177,686 34,408,894
72,493,396
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ..................................... United States 145,333 25,604,768
Total Common Stocks (Cost $1,492,095,313) ....................................
1,944,883,995
Principal
Amount
*
Corporate Bonds 0.6%
Media 0.3%
DISH DBS Corp., Senior Note, 5.875%, 11/15/24 .............. United States 6,720,000 6,386,573
Passenger Airlines 0.0%
†
d
American Airlines, Inc., Senior Secured Note, 144A, 8.5%, 5/15/29 United States 123,000 127,870
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc., Senior Note, 144A, 8.5%, 1/31/27 .. United States 3,342,000 2,327,987
Professional Services 0.2%
d
CoreLogic, Inc., Senior Secured Note, 144A, 4.5%, 5/01/28 ...... United States 2,896,000 2,631,141
Total Corporate Bonds (Cost $12,433,311) ......................................
11,473,571
e
Senior Floating Rate Interests 3.1%
Commercial Services & Supplies 1.0%
f
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.156%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 11,180,664 10,518,210
First Lien, Dollar CME Term Loan, B, 10.406%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 10,458,449 9,870,161
20,388,371
a a a a a a
Communications Equipment 0.3%
f,g
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 5,685,079 5,142,949
Passenger Airlines 0.4%
f
American Airlines, Inc. , First Lien, Initial CME Term Loan , 7.775% ,
( 3-month SOFR + 2.5% ), 6/04/29 ........................ United States 8,346,176 8,343,046
Professional Services 0.4%
f
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.958% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 8,908,552 8,790,826

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Software 0.3%
f
Quest Software, Inc. , Second Lien, Initial CME Term Loan , 12.98% ,
( 3-month SOFR + 7.5% ), 2/01/30 ........................ United States 13,032,127 $ 6,536,394
Specialty Retail 0.7%
f
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 15,857,235 14,293,156
Total Senior Floating Rate Interests (Cost $67,918,026) ..........................
63,494,742
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,572,446,650) .............................
2,019,852,308
a
Short Term Investments 1.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
i
FHLB, 7/01/24 ....................................... United States 27,000,000 26,988,221
Total U.S. Government and Agency Securities (Cost $27,000,000) .................
26,988,221
Total Short Term Investments (Cost $27,000,000 ) ................................
26,988,221
a
Total Investments (Cost $1,599,446,650) 100.1% ................................
$2,046,840,529
Other Assets, less Liabilities (0.1)% ...........................................
(2,320,527)
Net Assets 100.0% ...........................................................
$2,044,520,002
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $5,086,998, representing 0.2% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d) .
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note  8  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 112 $ 8,854,300 9/16/24 $ 64,123
Total Futures Contracts ...................................................................... $64,123
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 4,021,331 5,091,648 7/18/24 $ 7,804 $ —
British Pound ...... UBSW Buy 241,891 306,893 7/18/24 — (1,090)
British Pound ...... UBSW Sell 910,522 1,146,593 7/18/24 653 (5,160)
British Pound ...... WFLA Buy 100,980 128,472 7/18/24 — (811)
Total Forward Exchange Contracts ................................................... $8,457 $(7,061)
Net unrealized appreciation (depreciation) ............................................ $1,396
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 23.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,599,446,650
Value - Unaffiliated issuers .................................................................. $2,046,840,529
Cash .................................................................................... 5,676,033
Foreign currency, at value (cost $1,052,982) ...................................................... 1,052,982
Receivables:
Investment securities sold ................................................................... 17,913
Capital shares sold ........................................................................ 321,954
Dividends and interest ..................................................................... 5,258,087
European Union tax reclaims (Note 1 g ) ......................................................... 375,064
Deposits with brokers for:
Futures contracts ........................................................................ 224,770
Variation margin on futures contracts ........................................................... 2,100
Unrealized appreciation on OTC forward exchange contracts .......................................... 8,457
Total assets .......................................................................... 2,059,777,889
Liabilities:
Payables:
Investment securities purchased .............................................................. 12,900,194
Capital shares redeemed ................................................................... 731,381
Management fees ......................................................................... 1,135,185
Distribution fees .......................................................................... 403,059
Trustees' fees and expenses ................................................................. 3,794
Unrealized depreciation on OTC forward exchange contracts .......................................... 7,061
Accrued expenses and other liabilities ........................................................... 77,213
Total liabilities ......................................................................... 15,257,887
Net assets, at value ................................................................. $2,044,520,002
Net assets consist of:
Paid-in capital ............................................................................. $1,435,461,834
Total distributable earnings (losses) ............................................................. 609,058,168
Net assets, at value ................................................................. $2,044,520,002
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $126,091,289
Shares outstanding ........................................................................ 7,660,949
Net asset value and maximum offering price per share
a
............................................. $16.46
Class 2:
Net assets, at value ....................................................................... $1,816,545,793
Shares outstanding ........................................................................ 113,425,391
Net asset value and maximum offering price per share
a
............................................. $16.02
Class 4:
Net assets, at value ....................................................................... $101,882,920
Shares outstanding ........................................................................ 6,281,915
Net asset value and maximum offering price per share
a
............................................. $16.22
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $259,185)
Unaffiliated issuers ........................................................................ $24,404,975
Interest:
Unaffiliated issuers ........................................................................ 6,914,610
Other income (Note 1 g ) ...................................................................... 5,089
Total investment income ................................................................... 31,324,674
Expenses:
Management fees (Note 3 a ) ................................................................... 7,037,086
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,321,576
    Class 4 ................................................................................ 179,827
Custodian fees ............................................................................. 7,377
Reports to shareholders fees .................................................................. 14,306
Professional fees ........................................................................... 40,258
Trustees' fees and expenses .................................................................. 12,991
Other .................................................................................... 8,793
Total expenses ......................................................................... 9,622,214
Net expenses ......................................................................... 9,622,214
Net investment income ................................................................ 21,702,460
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 81,479,465
Foreign currency transactions ................................................................ 19,814
Forward exchange contracts ................................................................. (183,540)
Futures contracts ......................................................................... (119,057)
Net realized gain (loss) .................................................................. 81,196,682
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (10,568,632)
Translation of other assets and liabilities denominated in foreign currencies .............................. (32,389)
Forward exchange contracts ................................................................. 222,253
Futures contracts ......................................................................... 198,450
Net change in unrealized appreciation (depreciation) ............................................ (10,180,318)
Net realized and unrealized gain (loss) ............................................................ 71,016,364
Net increase (decrease) in net assets resulting from operations .......................................... $92,718,824

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Shares VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,702,460 $40,546,768
Net realized gain (loss) ................................................. 81,196,682 39,436,408
Net change in unrealized appreciation (depreciation) ........................... (10,180,318) 162,955,600
Net increase (decrease) in net assets resulting from operations ................ 92,718,824 242,938,776
Distributions to shareholders:
Class 1 ............................................................. — (11,816,150)
Class 2 ............................................................. — (192,811,695)
Class 4 ............................................................. — (10,208,014)
Total distributions to shareholders .......................................... — (214,835,859)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (600,437) 13,018,501
Class 2 ............................................................. (148,182,880) 72,693,670
Class 4 ............................................................. (6,104,222) 1,435,740
Total capital share transactions ............................................ (154,887,539) 87,147,911
Net increase (decrease) in net assets ................................... (62,168,715) 115,250,828
Net assets:
Beginning of period ..................................................... 2,106,688,717 1,991,437,889
End of period .......................................................... $2,044,520,002 $2,106,688,717

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Shares VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
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(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2024, the Fund had OTC
derivatives in a net liability position of $5,597.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 8 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

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the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 137,569 $2,244,831 563,969 $8,877,366
Shares issued in reinvestment of distributions .......... — — 828,622 11,816,150
Shares redeemed ............................... (174,147) (2,845,268) (478,742) (7,675,015)
Net increase (decrease) .......................... (36,578) $(600,437) 913,849 $13,018,501
Class 2 Shares:
Shares sold ................................... 840,473 $13,374,086 27,293,330 $418,428,934
Shares issued in reinvestment of distributions .......... — — 13,871,345 192,811,695
Shares redeemed ............................... (10,181,060) (161,556,966) (36,204,922) (538,546,959)
Net increase (decrease) .......................... (9,340,587) $(148,182,880) 4,959,753 $72,693,670
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 150,122 $2,403,222 525,023 $8,070,089
Shares issued in reinvestment of distributions .......... — — 724,487 10,208,014
Shares redeemed ............................... (529,878) (8,507,444) (1,080,175) (16,842,363)
Net increase (decrease) .......................... (379,756) $(6,104,222) 169,335 $1,435,740
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2024, aggregated $335,224,877 and $401,962,249, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2024, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
Cost of investments .......................................................................... $1,624,768,998
Unrealized appreciation ........................................................................ $494,808,769
Unrealized depreciation ........................................................................ (72,671,719)
Net unrealized appreciation (depreciation) .......................................................... $422,137,050
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
643,835 Windstream Holdings, Inc. ..................... 9/21/20 – 6/09/23 $ 5,263,806 $ 8,385,693
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $5,263,806 $8,385,693
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 64,123
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
8,457 Unrealized depreciation on OTC
forward exchange contracts
7,061
Total .................... $72,580 $7,061
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of futures contracts represented $8,859,500. The average month end contract value of forward exchange contracts was $5,561,545.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(119,057) Futures contracts $198,450
Forward exchange contracts (183,540) Forward exchange contracts 222,253
Total ....................... $(302,597) $420,703
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 43,739,587 $ — $ — $ 43,739,587
Automobile Components ................. 9,620,288 — — 9,620,288
Automobiles .......................... 39,322,397 — — 39,322,397
Banks ............................... 157,582,687 — — 157,582,687
Building Products ...................... 34,904,261 — — 34,904,261
Capital Markets ........................ 33,351,663 — — 33,351,663
Communications Equipment .............. 15,819,785 — — 15,819,785
Construction & Engineering ............... 32,252,587 — — 32,252,587
Consumer Finance ..................... 34,149,385 — — 34,149,385
Consumer Staples Distribution & Retail ...... 16,163,451 — — 16,163,451
Containers & Packaging ................. 30,504,116 8,995,232 — 39,499,348
Diversified Telecommunication Services ..... — — 8,385,693 8,385,693
Electric Utilities ........................ 32,562,852 — — 32,562,852
Electronic Equipment, Instruments &
Components ........................ 26,555,096 — — 26,555,096
Energy Equipment & Services ............. 45,425,895 — — 45,425,895
Entertainment ......................... 38,031,942 — — 38,031,942
Financial Services ...................... 122,893,762 — — 122,893,762
Food Products ........................ 34,302,926 — — 34,302,926
Health Care Equipment & Supplies ......... 79,099,971 — — 79,099,971
Health Care Providers & Services .......... 115,202,199 — — 115,202,199
Household Durables .................... 30,140,558 — — 30,140,558
Insurance ............................ 71,520,901 — — 71,520,901
Machinery ............................ 60,417,223 — — 60,417,223
Media ............................... 80,446,110 — — 80,446,110
Metals & Mining ....................... 15,712,779 32,628,872 — 48,341,651
Oil, Gas & Consumable Fuels ............. 94,181,199 43,980,226 — 138,161,425
Personal Care Products ................. 33,465,453 — — 33,465,453
Pharmaceuticals ....................... 89,604,449 41,994,923 — 131,599,372
Professional Services ................... 62,630,372 — — 62,630,372
Real Estate Management & Development .... 35,443,413 — — 35,443,413
Retail REITs .......................... 46,022,549 — — 46,022,549
Software ............................. 72,568,138 — — 72,568,138
Specialized REITs ...................... 40,150,938 — — 40,150,938
Tobacco ............................. — 37,011,953 — 37,011,953
Trading Companies & Distributors .......... 72,493,396 — — 72,493,396
Wireless Telecommunication Services ....... 25,604,768 — — 25,604,768
Corporate Bonds ........................ — 11,473,571 — 11,473,571
Senior Floating Rate Interests ............... — 63,494,742 — 63,494,742
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 26,988,221 — 26,988,221
Total Investments in Securities ........... $1,771,887,096 $266,567,740
b
$8,385,693 $2,046,840,529
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,457 $— $8,457
Futures Contracts ....................... 64,123 — — 64,123
Total Other Financial Instruments ......... $64,123 $8,457 $— $72,580
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,061 $— $7,061
Total Other Financial Instruments ......... $— $7,061 $— $7,061
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $164,611,206, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America N.A.
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
24
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Mutual Advisers, LLC (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
25
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Semiannual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe and in the first quintile (best), but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, noting the recently improved performance, and management explained that the Fund is more value oriented in comparison to its peers in the Performance
Universe. Management also explained that this value orientation adversely impacted the Fund’s relative performance during various periods over the past five calendar years when value significantly underperformed growth. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including ongoing enhancements to the Fund’s investment team and processes. The Board noted that the Fund outperformed its benchmark, the Russell 1000 Value Index, during the one-year period and that the annualized total return for the one-, three-
and five-year periods was above 8%. The Board concluded that the Fund’s performance was acceptable.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
26
franklintempleton.com
Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund’s Management Rate and actual total expense ratio were approximately two basis points above the medians of the Fund’s Expense Group. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
27
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Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4846-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Rising Dividends VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.23 $28.18 $36.74 $30.17 $27.90 $25.75
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.37 0.35 0.30 0.32 0.37
Net realized and unrealized gains (losses) 1.47 2.98 (4.55) 7.68 3.76 6.77
Total from investment operations ........ 1.64 3.35 (4.20) 7.98 4.08 7.14
Less distributions from:
Net investment income .............. (0.36) (0.33) (0.35) (0.35) (0.41) (0.45)
Net realized gains ................. (1.39) (2.97) (4.01) (1.06) (1.40) (4.54)
Total distributions ................... (1.75) (3.30) (4.36) (1.41) (1.81) (4.99)
Net asset value, end of period .......... $28.12 $28.23 $28.18 $36.74 $30.17 $27.90
Total return
c
....................... 5.77% 12.39% (10.34)% 27.10% 16.23% 29.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.65% 0.64% 0.63% 0.65% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.63%
e
0.63%
e
0.63%
e,f
0.65%
e,f
0.63%
e,f
Net investment income ............... 1.15% 1.33% 1.18% 0.90% 1.20% 1.34%
Supplemental data
Net assets, end of period (000’s) ........ $118,881 $117,974 $114,787 $141,433 $156,585 $150,864
Portfolio turnover rate ................ 3.69% 10.67% 12.59% 3.92% 12.83% 7.26%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.93 $27.03 $35.42 $29.14 $26.99 $25.04
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.28 0.27 0.21 0.24 0.29
Net realized and unrealized gains (losses) 1.40 2.85 (4.40) 7.41 3.65 6.57
Total from investment operations ........ 1.53 3.13 (4.13) 7.62 3.89 6.86
Less distributions from:
Net investment income .............. (0.29) (0.26) (0.25) (0.28) (0.33) (0.37)
Net realized gains ................. (1.39) (2.97) (4.01) (1.06) (1.41) (4.54)
Total distributions ................... (1.68) (3.23) (4.26) (1.34) (1.74) (4.91)
Net asset value, end of period .......... $26.78 $26.93 $27.03 $35.42 $29.14 $26.99
Total return
c
....................... 5.66% 12.08% (10.57)% 26.79% 15.97% 29.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.90% 0.89% 0.88% 0.90% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.88%
e
0.88%
e
0.88%
e,f
0.90%
e,f
0.88%
e,f
Net investment income ............... 0.91% 1.08% 0.92% 0.66% 0.95% 1.09%
Supplemental data
Net assets, end of period (000’s) ........ $1,280,733 $1,256,587 $1,211,909 $1,513,905 $1,365,745 $1,387,688
Portfolio turnover rate ................ 3.69% 10.67% 12.59% 3.92% 12.83% 7.26%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.96 $27.06 $35.49 $29.22 $27.08 $25.11
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.26 0.24 0.18 0.22 0.26
Net realized and unrealized gains (losses) 1.42 2.85 (4.41) 7.42 3.65 6.60
Total from investment operations ........ 1.53 3.11 (4.17) 7.60 3.87 6.86
Less distributions from:
Net investment income .............. (0.27) (0.24) (0.25) (0.27) (0.32) (0.35)
Net realized gains ................. (1.39) (2.97) (4.01) (1.06) (1.41) (4.54)
Total distributions ................... (1.66) (3.21) (4.26) (1.33) (1.73) (4.89)
Net asset value, end of period .......... $26.83 $26.96 $27.06 $35.49 $29.22 $27.08
Total return
c
....................... 5.64% 11.99% (10.68)% 26.63% 15.85% 29.16%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 1.00% 0.99% 0.98% 1.00% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.98%
e
0.98%
e
0.98%
e,f
1.00%
e,f
0.98%
e,f
Net investment income ............... 0.80% 0.98% 0.84% 0.56% 0.85% 0.99%
Supplemental data
Net assets, end of period (000’s) ........ $84,538 $83,031 $70,696 $72,589 $51,137 $46,539
Portfolio turnover rate ................ 3.69% 10.67% 12.59% 3.92% 12.83% 7.26%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 3.6%
General Dynamics Corp. ................................ United States 84,852 $ 24,618,959
RTX Corp. .......................................... United States 288,146 28,926,977
53,545,936
Air Freight & Logistics 1.6%
United Parcel Service, Inc. , B ............................ United States 177,617 24,306,886
Banks 1.9%
JPMorgan Chase & Co. ................................. United States 138,125 27,937,162
Beverages 2.0%
PepsiCo, Inc. ........................................ United States 178,330 29,411,967
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 140,636 24,121,887
Building Products 3.2%
Carlisle Cos., Inc. ..................................... United States 58,602 23,746,116
Johnson Controls International plc ......................... United States 355,610 23,637,397
47,383,513
Capital Markets 2.4%
Charles Schwab Corp. (The) ............................. United States 143,700 10,589,253
Nasdaq, Inc. ......................................... United States 403,600 24,320,936
34,910,189
Chemicals 7.7%
Air Products and Chemicals, Inc. .......................... United States 95,967 24,764,284
Ecolab, Inc. .......................................... United States 99,209 23,611,742
Linde plc ............................................ United States 124,532 54,645,887
Sherwin-Williams Co. (The) .............................. United States 34,900 10,415,207
113,437,120
Commercial Services & Supplies 1.8%
Cintas Corp. ......................................... United States 38,872 27,220,507
Consumer Staples Distribution & Retail 3.7%
Casey's General Stores, Inc. ............................. United States 11,800 4,502,408
Target Corp. ......................................... United States 144,537 21,397,258
Walmart, Inc. ........................................ United States 419,924 28,433,054
54,332,720
Electric Utilities 0.2%
NextEra Energy, Inc. ................................... United States 50,000 3,540,500
Electrical Equipment 1.4%
nVent Electric plc ..................................... United States 267,226 20,472,184
Financial Services 2.7%
Visa, Inc. , A .......................................... United States 154,962 40,672,876
Food Products 2.5%
McCormick & Co., Inc. ................................. United States 230,394 16,344,150
Mondelez International, Inc. , A ............................ United States 318,300 20,829,552
37,173,702
Ground Transportation 1.9%
JB Hunt Transport Services, Inc. .......................... United States 88,630 14,180,800
Norfolk Southern Corp. ................................. United States 65,947 14,158,161
28,338,961

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 8.5%
Abbott Laboratories .................................... United States 246,895 $ 25,654,860
Becton Dickinson & Co. ................................. United States 135,765 31,729,638
Medtronic plc ........................................ United States 139,904 11,011,844
STERIS plc .......................................... United States 18,100 3,973,674
Stryker Corp. ........................................ United States 157,945 53,740,786
126,110,802
Health Care Providers & Services 2.9%
UnitedHealth Group, Inc. ................................ United States 84,000 42,777,840
Hotels, Restaurants & Leisure 2.3%
McDonald's Corp. ..................................... United States 108,499 27,649,885
Starbucks Corp. ...................................... United States 84,850 6,605,573
34,255,458
Household Products 3.1%
Colgate-Palmolive Co. ................................. United States 175,040 16,985,882
Procter & Gamble Co. (The) ............................. United States 178,094 29,371,262
46,357,144
Industrial Conglomerates 2.3%
Honeywell International, Inc. ............................. United States 161,975 34,588,142
Insurance 0.9%
Erie Indemnity Co. , A ................................... United States 35,900 13,010,160
IT Services 2.5%
Accenture plc , A ...................................... United States 122,478 37,161,050
Life Sciences Tools & Services 2.8%
Danaher Corp. ....................................... United States 70,700 17,664,395
West Pharmaceutical Services, Inc. ........................ United States 71,201 23,452,897
41,117,292
Machinery 2.1%
Donaldson Co., Inc. ................................... United States 133,197 9,531,577
Dover Corp. ......................................... United States 122,888 22,175,140
31,706,717
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ....................................... United States 119,694 18,722,536
EOG Resources, Inc. .................................. United States 113,261 14,256,162
Exxon Mobil Corp. ..................................... United States 118,461 13,637,230
46,615,928
Pharmaceuticals 1.5%
Johnson & Johnson ................................... United States 155,229 22,688,271
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices, Inc. ................................... United States 176,994 40,400,650
Broadcom, Inc. ....................................... United States 14,100 22,637,973
Texas Instruments, Inc. ................................. United States 207,568 40,378,203
103,416,826
Software 14.0%
Microsoft Corp. ....................................... United States 321,320 143,613,974
Roper Technologies, Inc. ................................ United States 114,783 64,698,586
208,312,560
Specialty Retail 3.8%
Lowe's Cos., Inc. ...................................... United States 131,400 28,968,444

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ..................................... United States 184,830 $ 26,859,496
55,827,940
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. .......................................... United States 32,200 6,781,964
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. , B ......................................... United States 218,484 16,467,139
Trading Companies & Distributors 1.9%
WW Grainger, Inc. ..................................... United States 30,593 27,602,228
Total Common Stocks (Cost $ 560,963,766 ) .....................................
1,461,603,571
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 26,907,605 26,907,605
Total Money Market Funds (Cost $ 26,907,605 ) ..................................
26,907,605
Total Short Term Investments (Cost $ 26,907,605 ) ................................
26,907,605
a
Total Investments (Cost $ 587,871,371 ) 100.3% ..................................
$1,488,511,176
Other Assets, less Liabilities (0.3) % ...........................................
(4,359,480)
Net Assets 100.0% ...........................................................
$1,484,151,696
a a a
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $560,963,766
Cost - Non-controlled affiliates (Note 3e) ........................................................ 26,907,605
Value - Unaffiliated issuers .................................................................. $1,461,603,571
Value - Non-controlled affiliates (Note 3e) ....................................................... 26,907,605
Cash .................................................................................... 63,174
Receivables:
Investment securities sold ................................................................... 1,621,151
Capital shares sold ........................................................................ 771,448
Dividends ............................................................................... 742,209
Total assets .......................................................................... 1,491,709,158
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,923,520
Capital shares redeemed ................................................................... 554,030
Management fees ......................................................................... 755,975
Distribution fees .......................................................................... 286,799
Trustees' fees and expenses ................................................................. 2,269
Accrued expenses and other liabilities ........................................................... 34,869
Total liabilities ......................................................................... 7,557,462
Net assets, at value ................................................................. $1,484,151,696
Net assets consist of:
Paid-in capital ............................................................................. $550,285,575
Total distributable earnings (losses) ............................................................. 933,866,121
Net assets, at value ................................................................. $1,484,151,696
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $118,881,344
Shares outstanding ........................................................................ 4,227,479
Net asset value and maximum offering price per share
a
............................................. $28.12
Class 2:
Net assets, at value ....................................................................... $1,280,732,598
Shares outstanding ........................................................................ 47,818,002
Net asset value and maximum offering price per share
a
............................................. $26.78
Class 4:
Net assets, at value ....................................................................... $84,537,754
Shares outstanding ........................................................................ 3,151,275
Net asset value and maximum offering price per share
a
............................................. $26.83
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,292,855
Non-controlled affiliates (Note 3e) ............................................................. 861,749
Total investment income ................................................................... 13,154,604
Expenses:
Management fees (Note 3 a ) ................................................................... 4,628,844
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,594,729
    Class 4 ................................................................................ 147,473
Custodian fees ............................................................................. 3,771
Reports to shareholders fees .................................................................. 6,638
Professional fees ........................................................................... 27,579
Trustees' fees and expenses .................................................................. 8,926
Other .................................................................................... 51
Total expenses ......................................................................... 6,418,011
Expenses waived/paid by affiliates (Note 3e) ................................................... (60,897)
Net expenses ......................................................................... 6,357,114
Net investment income ................................................................ 6,797,490
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 30,231,752
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 44,801,994
Net realized and unrealized gain (loss) ............................................................ 75,033,746
Net increase (decrease) in net assets resulting from operations .......................................... $81,831,236

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Rising Dividends VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,797,490 $15,254,417
Net realized gain (loss) ................................................. 30,231,752 72,320,452
Net change in unrealized appreciation (depreciation) ........................... 44,801,994 68,180,604
Net increase (decrease) in net assets resulting from operations ................ 81,831,236 155,755,473
Distributions to shareholders:
Class 1 ............................................................. (7,002,257) (12,866,402)
Class 2 ............................................................. (75,894,877) (140,577,078)
Class 4 ............................................................. (4,949,380) (8,704,113)
Total distributions to shareholders .......................................... (87,846,514) (162,147,593)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,190,978 2,605,743
Class 2 ............................................................. 29,574,028 51,640,632
Class 4 ............................................................. 1,810,578 12,345,388
Total capital share transactions ............................................ 32,575,584 66,591,763
Net increase (decrease) in net assets ................................... 26,560,306 60,199,643
Net assets:
Beginning of period ..................................................... 1,457,591,390 1,397,391,747
End of period .......................................................... $1,484,151,696 $1,457,591,390

Franklin Templeton Variable Insurance Products Trust
11
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 107,122 $3,114,369 242,387 $6,786,383
Shares issued in reinvestment of distributions .......... 247,430 7,002,257 476,357 12,866,402
Shares redeemed ............................... (306,813) (8,925,648) (612,537) (17,047,042)
Net increase (decrease) .......................... 47,739 $1,190,978 106,207 $2,605,743
Class 2 Shares:
Shares sold ................................... 1,516,061 $42,253,939 6,611,710 $174,998,780
Shares issued in reinvestment of distributions .......... 2,816,137 75,894,877 5,446,613 140,577,078
Shares redeemed ............................... (3,172,784) (88,574,788) (10,241,236) (263,935,226)
Net increase (decrease) .......................... 1,159,414 $29,574,028 1,817,087 $51,640,632
Class 4 Shares:
Shares sold ................................... 224,422 $6,241,603 522,659 $13,994,533
Shares issued in reinvestment of distributions .......... 183,310 4,949,380 336,716 8,704,113
Shares redeemed ............................... (335,744) (9,380,405) (392,244) (10,353,258)
Net increase (decrease) .......................... 71,988 $1,810,578 467,131 $12,345,388
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.626% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$53,494,262 and $84,737,500, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.972% $39,323,497 $67,067,652 $(79,483,544) $— $— $26,907,605 26,907,605 $861,749
Total Affiliated Securities ... $39,323,497 $67,067,652 $(79,483,544) $— $— $26,907,605 $861,749
Cost of investments .......................................................................... $590,484,885
Unrealized appreciation ........................................................................ $903,177,569
Unrealized depreciation ........................................................................ (5,151,278)
Net unrealized appreciation (depreciation) .......................................................... $898,026,291
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust
17
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
18
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all large-cap core funds underlying variable insurance products
(VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management also explained that, while the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in 2022, the cumulative two-year impact on Fund performance given the strong performance of the “Magnificent Seven” in 2023 adversely impacted the Fund’s three- and five-year performance. Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven”
as most were non-dividend paying companies. Management discussed with the Board the actions that are being taken/have

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Semiannual Report
been taken in an effort to improve the overall performance of the Fund, including enhancements to its investment process.
The Board noted that, although below the median, the Fund’s annualized total return for the one-year period was 12.39%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other large-cap core funds underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term.
The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4836-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Small Cap Value VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.16 $13.32 $18.43 $15.20 $15.73 $15.14
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.17 0.12 0.19 0.20 0.24
c
Net realized and unrealized gains (losses) 0.14 1.50 (2.06) 3.71 0.31 3.35
Total from investment operations ........ 0.23 1.67 (1.94) 3.90 0.51 3.59
Less distributions from:
Net investment income .............. (0.16) (0.10) (0.21) (0.21) (0.23) (0.22)
Net realized gains ................. (0.32) (0.73) (2.96) (0.46) (0.81) (2.78)
Total distributions ................... (0.48) (0.83) (3.17) (0.67) (1.04) (3.00)
Net asset value, end of period .......... $13.91 $14.16 $13.32 $18.43 $15.20 $15.73
Total return
d
....................... 1.70% 13.02% (9.82)% 25.67% 5.41% 26.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.63% 0.66% 0.68% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65%
f
0.62%
f
0.66%
g
0.68%
f,g
0.67%
f,g
Net investment income ............... 1.34% 1.27% 0.82% 1.07% 1.54% 1.58%
c
Supplemental data
Net assets, end of period (000’s) ........ $78,202 $73,984 $66,574 $73,715 $50,572 $46,980
Portfolio turnover rate ................ 27.33% 65.28% 54.83% 60.41% 69.40% 54.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.27 $12.53 $17.54 $14.50 $15.05 $14.60
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.13 0.08 0.14 0.16 0.20
c
Net realized and unrealized gains (losses) 0.13 1.41 (1.97) 3.53 0.30 3.20
Total from investment operations ........ 0.20 1.54 (1.89) 3.67 0.46 3.40
Less distributions from:
Net investment income .............. (0.13) (0.07) (0.16) (0.17) (0.19) (0.17)
Net realized gains ................. (0.32) (0.73) (2.96) (0.46) (0.82) (2.78)
Total distributions ................... (0.45) (0.80) (3.12) (0.63) (1.01) (2.95)
Net asset value, end of period .......... $13.02 $13.27 $12.53 $17.54 $14.50 $15.05
Total return
d
....................... 1.56% 12.75% (10.06)% 25.37% 5.19% 26.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.91% 0.88% 0.91% 0.93% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
f
0.90%
g
0.87%
g
0.91%
f
0.93%
f,g
0.92%
f,g
Net investment income ............... 1.08% 1.02% 0.56% 0.83% 1.28% 1.33%
c
Supplemental data
Net assets, end of period (000’s) ........ $962,788 $1,000,793 $943,928 $1,135,623 $1,103,373 $1,123,093
Portfolio turnover rate ................ 27.33% 65.28% 54.83% 60.41% 69.40% 54.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.88 $13.07 $18.14 $14.99 $15.51 $14.96
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.12 0.07 0.13 0.15 0.19
c
Net realized and unrealized gains (losses) 0.13 1.48 (2.03) 3.64 0.32 3.30
Total from investment operations ........ 0.20 1.60 (1.96) 3.77 0.47 3.49
Less distributions from:
Net investment income .............. (0.12) (0.06) (0.15) (0.16) (0.18) (0.16)
Net realized gains ................. (0.32) (0.73) (2.96) (0.46) (0.81) (2.78)
Total distributions ................... (0.44) (0.79) (3.11) (0.62) (0.99) (2.94)
Net asset value, end of period .......... $13.64 $13.88 $13.07 $18.14 $14.99 $15.51
Total return
d
....................... 1.48% 12.67% (10.11)% 25.17% 5.13% 26.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.01% 0.98% 1.01% 1.03% 1.02%
Expenses net of waiver and payments by
affiliates .......................... 1.00%
f
1.00%
g
0.97%
g
1.01%
f
1.03%
f,g
1.02%
f,g
Net investment income ............... 0.98% 0.93% 0.47% 0.73% 1.18% 1.23%
c
Supplemental data
Net assets, end of period (000’s) ........ $42,296 $43,731 $35,519 $38,148 $29,461 $29,238
Portfolio turnover rate ................ 27.33% 65.28% 54.83% 60.41% 69.40% 54.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 6.3%
Babcock International Group plc .......................... United Kingdom 1,550,627 $ 10,245,185
Melrose Industries plc .................................. United Kingdom 1,443,340 10,052,459
QinetiQ Group plc ..................................... United Kingdom 6,264,647 34,982,728
Senior plc ........................................... United Kingdom 6,448,089 12,914,412
68,194,784
Automobile Components 0.4%
LCI Industries ........................................ United States 38,524 3,982,611
Banks 17.4%
Atlantic Union Bankshares Corp. .......................... United States 210,545 6,916,403
Camden National Corp. ................................. United States 246,777 8,143,641
Columbia Banking System, Inc. ........................... United States 1,379,173 27,431,752
First Bancorp ........................................ United States 297,984 9,511,649
First Commonwealth Financial Corp. ....................... United States 539,377 7,448,796
First Interstate BancSystem, Inc., A ........................ United States 1,037,232 28,803,933
German American Bancorp, Inc. .......................... United States 267,964 9,472,527
Peoples Bancorp, Inc. .................................. United States 336,973 10,109,190
Sandy Spring Bancorp, Inc. .............................. United States 146,556 3,570,104
Seacoast Banking Corp. of Florida ........................ United States 512,171 12,107,723
SouthState Corp. ..................................... United States 352,763 26,958,149
TriCo Bancshares ..................................... United States 295,748 11,702,748
WSFS Financial Corp. .................................. United States 552,845 25,983,715
188,160,330
Building Products 2.1%
Insteel Industries, Inc. .................................. United States 115,153 3,565,137
UFP Industries, Inc. .................................... United States 166,948 18,698,176
22,263,313
Capital Markets 1.9%
Piper Sandler Cos. .................................... United States 55,002 12,659,810
Victory Capital Holdings, Inc., A ........................... United States 164,677 7,860,033
20,519,843
Chemicals 5.7%
Ashland, Inc. ......................................... United States 27,726 2,619,830
Avient Corp. ......................................... United States 466,685 20,370,800
Elementis plc ........................................ United Kingdom 10,185,228 18,825,283
Olin Corp. ........................................... United States 109,478 5,161,888
Tronox Holdings plc ................................... United States 923,836 14,494,987
61,472,788
Commercial Services & Supplies 1.5%
HNI Corp. ........................................... United States 362,059 16,299,896
Communications Equipment 0.7%
a
Lumentum Holdings, Inc. ................................ United States 145,590 7,413,443
Construction & Engineering 5.3%
Primoris Services Corp. ................................. United States 462,936 23,095,877
Valmont Industries, Inc. ................................. United States 50,217 13,782,056
a
WillScot Mobile Mini Holdings Corp. ....................... United States 552,836 20,808,747
57,686,680
Consumer Finance 0.8%
Bread Financial Holdings, Inc. ............................ United States 196,998 8,778,231

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................... United States 658,880 $ 11,174,605
Electric Utilities 1.5%
IDACORP, Inc. ....................................... United States 173,834 16,192,637
Electrical Equipment 2.0%
Regal Rexnord Corp. .................................. United States 163,045 22,046,945
Electronic Equipment, Instruments & Components 6.7%
Benchmark Electronics, Inc. ............................. United States 308,936 12,190,614
a
Coherent Corp. ....................................... United States 273,632 19,827,375
CTS Corp. .......................................... United States 12,208 618,091
a
Knowles Corp. ....................................... United States 1,484,884 25,629,098
a
Sanmina Corp. ....................................... United States 210,252 13,929,195
72,194,373
Energy Equipment & Services 2.1%
Hunting plc .......................................... United Kingdom 1,227,924 6,418,678
a
John Wood Group plc .................................. United Kingdom 4,084,518 10,606,367
TechnipFMC plc ...................................... United Kingdom 229,791 6,009,035
23,034,080
Food Products 2.5%
Glanbia plc .......................................... Ireland 1,379,387 26,889,797
Health Care Equipment & Supplies 1.7%
a
Envista Holdings Corp. ................................. United States 462,751 7,695,549
a
Integer Holdings Corp. ................................. United States 91,415 10,584,943
18,280,492
Hotel & Resort REITs 1.1%
Sunstone Hotel Investors, Inc. ............................ United States 1,087,080 11,370,857
Hotels, Restaurants & Leisure 6.2%
Boyd Gaming Corp. ................................... United States 135,974 7,492,168
a
Brinker International, Inc. ............................... United States 410,438 29,711,607
Dalata Hotel Group plc ................................. Ireland 2,163,232 9,221,004
a
Hilton Grand Vacations, Inc. ............................. United States 504,373 20,391,800
66,816,579
Household Durables 1.8%
Century Communities, Inc. .............................. United States 36,343 2,967,769
a
M/I Homes, Inc. ....................................... United States 50,385 6,154,024
Meritage Homes Corp. ................................. United States 42,624 6,898,694
a
Taylor Morrison Home Corp., A ........................... United States 66,493 3,686,372
19,706,859
Industrial REITs 0.1%
STAG Industrial, Inc. ................................... United States 27,733 1,000,052
Insurance 5.5%
CNO Financial Group, Inc. .............................. United States 822,206 22,791,551
Hanover Insurance Group, Inc. (The) ....................... United States 171,305 21,488,499
Horace Mann Educators Corp. ........................... United States 465,126 15,172,410
59,452,460
Leisure Products 1.9%
BRP, Inc. ............................................ United States 87,892 5,630,561
Brunswick Corp. ...................................... United States 28,477 2,072,271

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
a
Mattel, Inc. .......................................... United States 801,933 $ 13,039,431
20,742,263
Machinery 5.6%
a
Atmus Filtration Technologies, Inc. ........................ United States 111,991 3,223,101
a
Chart Industries, Inc. ................................... United States 114,431 16,516,970
Columbus McKinnon Corp. .............................. United States 306,826 10,597,770
a
Gates Industrial Corp. plc ............................... United States 250,064 3,953,512
Mueller Water Products, Inc., A ........................... United States 1,470,127 26,344,676
Timken Co. (The) ..................................... United States 6,663 533,906
61,169,935
Media 0.4%
Cable One, Inc. ....................................... United States 13,411 4,747,494
Metals & Mining 1.4%
Commercial Metals Co. ................................. United States 178,546 9,818,244
Ryerson Holding Corp. ................................. United States 293,762 5,728,359
15,546,603
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 61,365 3,337,029
Office REITs 0.7%
Highwoods Properties, Inc. .............................. United States 305,529 8,026,247
Oil, Gas & Consumable Fuels 3.7%
a
Green Plains, Inc. ..................................... United States 322,890 5,121,036
Veren, Inc. .......................................... Canada 4,488,547 35,397,911
40,518,947
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. ................................. United States 81,274 6,691,288
Professional Services 1.1%
Kforce, Inc. .......................................... United States 195,041 12,117,897
Real Estate Management & Development 0.2%
Colliers International Group, Inc. .......................... Canada 20,159 2,250,752
Retail REITs 0.5%
Kite Realty Group Trust ................................. United States 233,318 5,221,657
Semiconductors & Semiconductor Equipment 1.4%
a
Cohu, Inc. ........................................... United States 451,957 14,959,777
Software 4.1%
a
ACI Worldwide, Inc. .................................... United States 1,111,736 44,013,628
Specialty Retail 0.7%
Group 1 Automotive, Inc. ................................ United States 25,681 7,634,448
Textiles, Apparel & Luxury Goods 0.7%
Dr. Martens plc ....................................... United Kingdom 4,004,587 3,790,977
PVH Corp. .......................................... United States 35,006 3,706,085
7,497,062
Trading Companies & Distributors 1.4%
Herc Holdings, Inc. .................................... United States 12,988 1,731,170

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
McGrath RentCorp .................................... United States 124,169 $ 13,230,207
14,961,377
Total Common Stocks (Cost $887,802,909) .....................................
1,072,368,059
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 15,386,017 15,386,017
Total Money Market Funds (Cost $15,386,017) ..................................
15,386,017
Total Short Term Investments (Cost $15,386,017 ) ................................
15,386,017
a
Total Investments (Cost $903,188,926) 100.4% ..................................
$1,087,754,076
Other Assets, less Liabilities (0.4)% ...........................................
(4,467,864)
Net Assets 100.0% ...........................................................
$1,083,286,212
a a a
See Abbreviations on Page 19.
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $887,802,909
Cost - Non-controlled affiliates (Note 3e) ........................................................ 15,386,017
Value - Unaffiliated issuers .................................................................. $1,072,368,059
Value - Non-controlled affiliates (Note 3e ) ....................................................... 15,386,017
Cash .................................................................................... 123,598
Receivables:
Investment securities sold ................................................................... 2,921,431
Capital shares sold ........................................................................ 317,662
Dividends ............................................................................... 1,028,589
Total assets .......................................................................... 1,092,145,356
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,412,102
Capital shares redeemed ................................................................... 606,097
Management fees ......................................................................... 565,462
Distribution fees .......................................................................... 208,772
Trustees' fees and expenses ................................................................. 1,878
Accrued expenses and other liabilities ........................................................... 64,833
Total liabilities ......................................................................... 8,859,144
Net assets, at value ................................................................. $1,083,286,212
Net assets consist of:
Paid-in capital ............................................................................. $879,418,694
Total distributable earnings (losses) ............................................................. 203,867,518
Net assets, at value ................................................................. $1,083,286,212
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $78,201,995
Shares outstanding ........................................................................ 5,621,982
Net asset value and maximum offering price per share
a
............................................. $13.91
Class 2:
Net assets, at value ....................................................................... $962,788,339
Shares outstanding ........................................................................ 73,933,192
Net asset value and maximum offering price per share
a
............................................. $13.02
Class 4:
Net assets, at value ....................................................................... $42,295,878
Shares outstanding ........................................................................ 3,101,127
Net asset value and maximum offering price per share
a
............................................. $13.64
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $121,952)
Unaffiliated issuers ........................................................................ $10,029,793
Non-controlled affiliates (Not e 3e) ............................................................. 507,159
Income from securities loaned:
Unaffiliated entities (net of fees and rebates ) ..................................................... 218,578
Non-controlled affiliates (Note 3e ) ............................................................. 3,359
Total investment income ................................................................... 10,758,889
Expenses:
Management fees (Note 3 a ) ................................................................... 3,498,841
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,210,693
    Class 4 ................................................................................ 74,968
Custodian fees ............................................................................. 6,069
Reports to shareholders fees .................................................................. 10,137
Professional fees ........................................................................... 27,206
Trustees' fees and expenses .................................................................. 6,714
Other .................................................................................... 12,804
Total expenses ......................................................................... 4,847,432
Expenses waived/paid by affiliates (Note 3e) ................................................... (36,012)
Net expenses ......................................................................... 4,811,420
Net investment income ................................................................ 5,947,469
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 19,565,687
Foreign currency transactions ................................................................ 22,746
Net realized gain (loss) .................................................................. 19,588,433
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (8,649,580)
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,681)
Net change in unrealized appreciation (depreciation) ............................................ (8,652,261)
Net realized and unrealized gain (loss) ............................................................ 10,936,172
Net increase (decrease) in net assets resulting from operations .......................................... $16,883,641

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Small Cap Value VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,947,469 $10,843,511
Net realized gain (loss) ................................................. 19,588,433 24,611,782
Net change in unrealized appreciation (depreciation) ........................... (8,652,261) 92,581,414
Net increase (decrease) in net assets resulting from operations ................ 16,883,641 128,036,707
Distributions to shareholders:
Class 1 ............................................................. (2,641,707) (4,074,896)
Class 2 ............................................................. (32,419,539) (58,616,647)
Class 4 ............................................................. (1,320,637) (2,235,401)
Total distributions to shareholders .......................................... (36,381,883) (64,926,944)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,500,812 2,864,920
Class 2 ............................................................. (20,438,503) 952,519
Class 4 ............................................................. (785,714) 5,558,902
Total capital share transactions ............................................ (15,723,405) 9,376,341
Net increase (decrease) in net assets ................................... (35,221,647) 72,486,104
Net assets:
Beginning of period ..................................................... 1,118,507,859 1,046,021,755
End of period .......................................................... $1,083,286,212 $1,118,507,859

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small Cap Value VIP Fund
12
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new insurance company subaccounts effective
June 20, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2024, the
Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 466,394 $6,536,802 597,992 $7,944,527
Shares issued in reinvestment of distributions .......... 191,706 2,641,707 309,878 4,074,896
Shares redeemed ............................... (259,432) (3,677,697) (683,561) (9,154,503)
Net increase (decrease) .......................... 398,668 $5,500,812 224,309 $2,864,920
Class 2 Shares:
Shares sold ................................... 2,863,545 $37,942,461 6,867,250 $86,520,841
Shares issued in reinvestment of distributions .......... 2,513,143 32,419,539 4,750,133 58,616,647
Shares redeemed ............................... (6,833,380) (90,800,503) (11,566,867) (144,184,969)
Net increase (decrease) .......................... (1,456,692) $(20,438,503) 50,516 $952,519
Class 4 Shares:
Shares sold ................................... 250,314 $3,477,428 743,854 $9,664,716
Shares issued in reinvestment of distributions .......... 97,753 1,320,637 173,153 2,235,401
Shares redeemed ............................... (398,226) (5,583,779) (484,119) (6,341,215)
Net increase (decrease) .......................... (50,159) $(785,714) 432,888 $5,558,902
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.643% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $23,892,595 $125,017,353 $(133,523,931) $— $— $15,386,017 15,386,017 $507,159
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $11,839,000 $(11,839,000) $— $— $— — $3,359
Total Affiliated Securities ... $23,892,595 $136,856,353 $(145,362,931) $— $— $15,386,017 $510,518
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$295,430,084 and $327,707,996, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $908,593,409
Unrealized appreciation ........................................................................ $218,370,005
Unrealized depreciation ........................................................................ (39,209,338)
Net unrealized appreciation (depreciation) .......................................................... $179,160,667

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 68,194,784 $ — $ 68,194,784
Automobile Components ................. 3,982,611 — — 3,982,611
Banks ............................... 188,160,330 — — 188,160,330
Building Products ...................... 22,263,313 — — 22,263,313
Capital Markets ........................ 20,519,843 — — 20,519,843
Chemicals ........................... 42,647,505 18,825,283 — 61,472,788
Commercial Services & Supplies ........... 16,299,896 — — 16,299,896
Communications Equipment .............. 7,413,443 — — 7,413,443
Construction & Engineering ............... 57,686,680 — — 57,686,680
Consumer Finance ..................... 8,778,231 — — 8,778,231
Diversified REITs ...................... 11,174,605 — — 11,174,605
Electric Utilities ........................ 16,192,637 — — 16,192,637
Electrical Equipment .................... 22,046,945 — — 22,046,945
Electronic Equipment, Instruments &
Components ........................ 72,194,373 — — 72,194,373
Energy Equipment & Services ............. 12,427,713 10,606,367 — 23,034,080
Food Products ........................ 26,889,797 — — 26,889,797
Health Care Equipment & Supplies ......... 18,280,492 — — 18,280,492
Hotel & Resort REITs ................... 11,370,857 — — 11,370,857
Hotels, Restaurants & Leisure ............. 57,595,575 9,221,004 — 66,816,579
Household Durables .................... 19,706,859 — — 19,706,859
Industrial REITs ....................... 1,000,052 — — 1,000,052
Insurance ............................ 59,452,460 — — 59,452,460
Leisure Products ....................... 20,742,263 — — 20,742,263
Machinery ............................ 61,169,935 — — 61,169,935
Media ............................... 4,747,494 — — 4,747,494
Metals & Mining ....................... 15,546,603 — — 15,546,603
Multi-Utilities .......................... 3,337,029 — — 3,337,029
Office REITs .......................... 8,026,247 — — 8,026,247
Oil, Gas & Consumable Fuels ............. 40,518,947 — — 40,518,947
Paper & Forest Products ................. 6,691,288 — — 6,691,288
Professional Services ................... 12,117,897 — — 12,117,897
Real Estate Management & Development .... 2,250,752 — — 2,250,752
Retail REITs .......................... 5,221,657 — — 5,221,657
Semiconductors & Semiconductor Equipment . 14,959,777 — — 14,959,777
Software ............................. 44,013,628 — — 44,013,628
Specialty Retail ........................ 7,634,448 — — 7,634,448
Textiles, Apparel & Luxury Goods .......... 3,706,085 3,790,977 — 7,497,062
Trading Companies & Distributors .......... 14,961,377 — — 14,961,377
Short Term Investments ................... 15,386,017 — — 15,386,017
Total Investments in Securities ........... $977,115,661 $110,638,415
a
$— $1,087,754,076
a
Includes foreign securities valued at $110,638,415, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
20
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Mutual Advisers, LLC (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
21
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Semiannual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all small-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to security selection in the consumer discretionary and energy sectors and an overweight to the insurance industry within the financials sector. The Board further discussed that the Fund’s underperformance for the three-year period versus its Performance Universe was largely due to security selection within the consumer discretionary, industrials and communications services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including enhancements to the stock selection process. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule

Franklin Templeton Variable Insurance Products Trust
22
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Semiannual Report
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and four other small-cap value funds underlying VIPs. The Board noted
that the Management Rate for the Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that therefore no quintile information was provided for the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints

Franklin Templeton Variable Insurance Products Trust
23
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Semiannual Report
for the Fund which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4848-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Small-Mid Cap
Growth VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.06 $13.42 $26.72 $26.99 $19.74 $17.04
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
0.01 (0.03) (0.15) (0.07) (0.04)
Net realized and unrealized gains (losses) 0.43 3.63 (9.01) 2.79 9.96 5.31
Total from investment operations ........ 0.43 3.64 (9.04) 2.64 9.89 5.27
Less distributions from:
Net realized gains ................. — — (4.26) (2.91) (2.64) (2.57)
Net asset value, end of period .......... $17.49 $17.06 $13.42 $26.72 $26.99 $19.74
Total return
d
....................... 2.52% 27.12% (33.52)% 10.25% 55.52% 31.80%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.83% 0.79% 0.83% 0.85% 0.84%
Expenses net of waiver and payments by
affiliates .......................... 0.82% 0.82%
f
0.77%
f
0.82%
f
0.84%
f
0.83%
f
Net investment income (loss) .......... (0.05)% 0.09% (0.16)% (0.55)% (0.33)% (0.19)%
Supplemental data
Net assets, end of period (000’s) ........ $75,327 $71,742 $60,901 $79,526 $72,039 $43,169
Portfolio turnover rate ................ 9.59% 43.03% 41.30% 43.35% 48.93% 59.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.32 $10.51 $22.39 $23.11 $17.29 $15.22
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.02) (0.02) (0.06) (0.19) (0.11) (0.08)
Net realized and unrealized gains (losses) 0.34 2.83 (7.56) 2.38 8.57 4.72
Total from investment operations ........ 0.32 2.81 (7.62) 2.19 8.46 4.64
Less distributions from:
Net realized gains ................. — — (4.26) (2.91) (2.64) (2.57)
Net asset value, end of period .......... $13.64 $13.32 $10.51 $22.39 $23.11 $17.29
Total return
c
....................... 2.40% 26.74% (33.69)% 10.01% 55.09% 31.44%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.08% 1.04% 1.08% 1.10% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.07%
e
1.02%
e
1.07%
e
1.09%
e
1.08%
e
Net investment (loss) ................ (0.30)% (0.16)% (0.43)% (0.80)% (0.61)% (0.44)%
Supplemental data
Net assets, end of period (000’s) ........ $333,216 $347,641 $293,545 $472,565 $503,032 $372,442
Portfolio turnover rate ................ 9.59% 43.03% 41.30% 43.35% 48.93% 59.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.33 $11.31 $23.62 $24.26 $18.04 $15.81
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.03) (0.07) (0.22) (0.14) (0.10)
Net realized and unrealized gains (losses) 0.36 3.05 (7.98) 2.49 9.00 4.90
Total from investment operations ........ 0.33 3.02 (8.05) 2.27 8.86 4.80
Less distributions from:
Net realized gains ................. — — (4.26) (2.91) (2.64) (2.57)
Net asset value, end of period .......... $14.66 $14.33 $11.31 $23.62 $24.26 $18.04
Total return
c
....................... 2.30% 26.70% (33.76)% 9.86% 55.01% 31.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.18% 1.14% 1.18% 1.20% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.17% 1.17%
e
1.12%
e
1.17%
e
1.19%
e
1.18%
e
Net investment (loss) ................ (0.40)% (0.26)% (0.52)% (0.90)% (0.71)% (0.54)%
Supplemental data
Net assets, end of period (000’s) ........ $22,225 $22,381 $17,786 $26,518 $25,580 $17,662
Portfolio turnover rate ................ 9.59% 43.03% 41.30% 43.35% 48.93% 59.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments (unaudited), June 30, 2024
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 3.2%
a
Axon Enterprise, Inc. ................................... United States 25,400 $ 7,473,696
TransDigm Group, Inc. ................................. United States 5,100 6,515,811
13,989,507
Automobile Components 0.5%
a,b
Mobileye Global, Inc. , A ................................. Israel 83,000 2,331,055
Beverages 0.7%
a
Celsius Holdings, Inc. .................................. United States 55,400 3,162,786
Biotechnology 2.6%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 14,100 3,426,300
a
Ascendis Pharma A/S , ADR ............................. Denmark 5,100 695,538
a
BioMarin Pharmaceutical, Inc. ............................ United States 15,800 1,300,814
a
CG oncology, Inc. ..................................... United States 35,500 1,120,735
a
Neurocrine Biosciences, Inc. ............................. United States 22,400 3,083,808
a
Vaxcyte, Inc. ......................................... United States 19,700 1,487,547
11,114,742
Building Products 2.6%
Trane Technologies plc ................................. United States 34,300 11,282,299
Capital Markets 8.1%
Ares Management Corp. , A .............................. United States 67,100 8,943,088
Blue Owl Capital, Inc. , A ................................ United States 245,500 4,357,625
LPL Financial Holdings, Inc. ............................. United States 25,100 7,010,430
MSCI, Inc. , A ......................................... United States 12,700 6,118,225
Nasdaq, Inc. ......................................... United States 73,600 4,435,136
Tradeweb Markets, Inc. , A ............................... United States 37,500 3,975,000
34,839,504
Commercial Services & Supplies 1.0%
Republic Services, Inc. , A ............................... United States 23,100 4,489,254
Containers & Packaging 1.1%
Avery Dennison Corp. .................................. United States 21,800 4,766,570
Electrical Equipment 1.9%
AMETEK, Inc. ........................................ United States 23,900 3,984,369
Rockwell Automation, Inc. ............................... United States 14,500 3,991,560
7,975,929
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. , A .................................... United States 103,000 6,939,110
Energy Equipment & Services 0.7%
Halliburton Co. ....................................... United States 90,100 3,043,578
Entertainment 1.3%
a
ROBLOX Corp. , A ..................................... United States 150,300 5,592,663
Financial Services 1.3%
a
Block, Inc. , A ......................................... United States 83,400 5,378,466
Food Products 2.1%
a
Freshpet, Inc. ........................................ United States 32,700 4,231,053
Lamb Weston Holdings, Inc. ............................. United States 56,000 4,708,480
8,939,533

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.7%
Old Dominion Freight Line, Inc. ........................... United States 40,300 $ 7,116,980
Health Care Equipment & Supplies 4.7%
a
Dexcom, Inc. ......................................... United States 81,652 9,257,704
a
IDEXX Laboratories, Inc. ................................ United States 13,350 6,504,120
a
Penumbra, Inc. ....................................... United States 24,860 4,474,054
20,235,878
Health Care Providers & Services 0.7%
a
HealthEquity, Inc. ..................................... United States 36,400 3,137,680
Health Care Technology 1.6%
a
Certara, Inc. ......................................... United States 39,900 552,615
a
Veeva Systems, Inc. , A ................................. United States 33,800 6,185,738
6,738,353
Hotels, Restaurants & Leisure 4.7%
a
Cava Group, Inc. ...................................... United States 51,400 4,767,350
a
DoorDash, Inc. , A ..................................... United States 59,600 6,483,288
Wingstop, Inc. ........................................ United States 15,600 6,593,496
Wynn Resorts Ltd. .................................... United States 24,500 2,192,750
20,036,884
Household Durables 0.9%
a
NVR, Inc. ........................................... United States 482 3,657,686
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 59,150 3,500,497
Insurance 1.2%
Arthur J Gallagher & Co. ................................ United States 20,700 5,367,717
Interactive Media & Services 1.8%
a
Pinterest, Inc. , A ...................................... United States 175,200 7,721,064
IT Services 5.0%
a
Cloudflare, Inc. , A ..................................... United States 48,900 4,050,387
a
EPAM Systems, Inc. ................................... United States 25,100 4,721,561
a
Gartner, Inc. ......................................... United States 18,400 8,262,704
a
MongoDB, Inc. , A ..................................... United States 18,600 4,649,256
21,683,908
Leisure Products 1.4%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 5,901,500
Life Sciences Tools & Services 4.6%
Agilent Technologies, Inc. ............................... United States 60,300 7,816,689
a
Mettler-Toledo International, Inc. .......................... United States 1,280 1,788,915
a
Repligen Corp. ....................................... United States 30,600 3,857,436
West Pharmaceutical Services, Inc. ........................ United States 19,000 6,258,410
19,721,450
Machinery 2.0%
IDEX Corp. .......................................... United States 18,650 3,752,380
Xylem, Inc. .......................................... United States 37,100 5,031,873
8,784,253
Media 0.9%
New York Times Co. (The) , A ............................. United States 78,100 3,999,501

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc. .................................. United States 33,300 $ 5,821,839
Hess Corp. .......................................... United States 10,600 1,563,712
Targa Resources Corp. ................................. United States 34,200 4,404,276
11,789,827
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................... United States 40,000 1,897,600
Personal Care Products 0.8%
a
BellRing Brands, Inc. ................................... United States 56,400 3,222,696
Pharmaceuticals 1.0%
a
Jazz Pharmaceuticals plc ............................... United States 41,900 4,471,987
Professional Services 5.0%
Paychex, Inc. ........................................ United States 67,600 8,014,656
TransUnion .......................................... United States 58,000 4,301,280
Verisk Analytics, Inc. , A ................................. United States 34,200 9,218,610
21,534,546
Residential REITs 0.8%
Equity LifeStyle Properties, Inc. ........................... United States 52,000 3,386,760
Semiconductors & Semiconductor Equipment 4.4%
a
Lattice Semiconductor Corp. ............................. United States 84,555 4,903,344
Monolithic Power Systems, Inc. ........................... United States 9,350 7,682,708
a
Onto Innovation, Inc. ................................... United States 12,400 2,722,544
a
SiTime Corp. ......................................... United States 29,300 3,644,334
18,952,930
Software 11.5%
a
Alkami Technology, Inc. ................................. United States 97,125 2,766,120
a
ANSYS, Inc. ......................................... United States 20,000 6,430,000
a
Arteris, Inc. .......................................... United States 146,100 1,097,211
a
Confluent, Inc. , A ...................................... United States 31,400 927,242
a
Crowdstrike Holdings, Inc. , A ............................. United States 26,200 10,039,578
a
Datadog, Inc. , A ...................................... United States 40,100 5,200,569
a
Fair Isaac Corp. ...................................... United States 5,100 7,592,166
a
HubSpot, Inc. ........................................ United States 11,100 6,546,669
a
Monday.com Ltd. ...................................... United States 15,300 3,683,628
a
Procore Technologies, Inc. .............................. United States 14,700 974,757
a
Rubrik, Inc. , A ........................................ United States 31,100 953,526
a
Synopsys, Inc. ....................................... United States 5,250 3,124,065
49,335,531
Specialized REITs 0.6%
SBA Communications Corp. , A ........................... United States 14,057 2,759,389
Specialty Retail 5.1%
a
Burlington Stores, Inc. .................................. United States 24,700 5,928,000
a
Five Below, Inc. ....................................... United States 28,350 3,089,300
Ross Stores, Inc. ..................................... United States 46,400 6,742,848
Tractor Supply Co. .................................... United States 23,737 6,408,990
22,169,138
Textiles, Apparel & Luxury Goods 0.6%
a
Lululemon Athletica, Inc. ................................ United States 7,900 2,359,730

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 2.0%
Fastenal Co. ......................................... United States 108,500 $ 6,818,140
United Rentals, Inc. .................................... United States 2,700 1,746,171
8,564,311
Total Common Stocks (Cost $ 284,007,161 ) .....................................
411,892,792
Convertible Preferred Stocks 1.3%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc. , D ...................................... United States 48,915 899,299
a
Software 1.1%
a,c,d
Benchling, Inc. , F ..................................... United States 35,200 528,208
a,c,d
Blaize, Inc. , D ........................................ United States 206,272 1,234,519
a,c,d
Blaize, Inc. , D-2 ...................................... United States 82,758 382,111
a,c,d
Databricks, Inc. , G .................................... United States 25,878 1,407,834
a,c,d
OneTrust LLC , C ...................................... United States 82,367 1,277,375
4,830,047
Total Convertible Preferred Stocks (Cost $ 7,884,933 ) ............................
5,729,346
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize, Inc. , 9/19/25 ................................... United States 8,275 7,352
a,c,d
Blaize, Inc. , 12/09/25 ................................... United States 1 —
a,c
Blaize, Inc. , 8/23/33 ................................... United States 1 —
7,352
Total Warrants (Cost $ 6 ) ......................................................
7,352
Principal
Amount
*
Convertible Bonds 0.0%
†
Software 0.0%
†
c
Blaize, Inc. , 10% , 1/03/25 ............................... United States 195,400 195,400
Total Convertible Bonds (Cost $ 195,400 ) .......................................
195,400
Corporate Bonds 0.1%
Software 0.1%
c ,d
Blaize, Inc. , 10% , 12/09/24 .............................. United States 64,369 64,375
Total Corporate Bonds (Cost $ 64,368 ) .........................................
64,375
Total Long Term Investments (Cost $ 292,151,868 ) ...............................
417,889,265
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 13,380,155 13,380,155
Total Money Market Funds (Cost $ 13,380,155 ) ..................................
13,380,155

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 572,000 $ 572,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 572,000 ) .............................................................
572,000
Total Short Term Investments (Cost $ 13,952,155 ) ................................
13,952,155
a
Total Investments (Cost $ 306,104,023 ) 100.2% ..................................
$431,841,420
Other Assets, less Liabilities (0.2) % ...........................................
(1,072,702)
Net Assets 100.0% ...........................................................
$430,768,718
a a a
See Abbreviations on page 22 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2024. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $292,151,868
Cost - Non-controlled affiliates (Note 3e) ........................................................ 13,952,155
Value - Unaffiliated issuers (Includes securities loaned of $561,700) ................................... $417,889,265
Value - Non-controlled affiliates (Note 3e ) ....................................................... 13,952,155
Cash .................................................................................... 57,002
Receivables:
Capital shares sold ........................................................................ 68,050
Dividends and interest ..................................................................... 149,303
Total assets .......................................................................... 432,115,775
Liabilities:
Payables:
Investment securities purchased .............................................................. 241,492
Capital shares redeemed ................................................................... 136,689
Management fees ......................................................................... 276,900
Distribution fees .......................................................................... 74,241
Trustees' fees and expenses ................................................................. 654
Payable upon return of securities loaned (Note 1 c ) .................................................. 572,000
Accrued expenses and other liabilities ........................................................... 45,081
Total liabilities ......................................................................... 1,347,057
Net assets, at value ................................................................. $430,768,718
Net assets consist of:
Paid-in capital ............................................................................. $307,612,740
Total distributable earnings (losses) ............................................................. 123,155,978
Net assets, at value ................................................................. $430,768,718
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $75,327,472
Shares outstanding ........................................................................ 4,307,578
Net asset value and maximum offering price per share
a
............................................. $17.49
Class 2:
Net assets, at value ....................................................................... $333,216,056
Shares outstanding ........................................................................ 24,425,019
Net asset value and maximum offering price per share
a
............................................. $13.64
Class 4:
Net assets, at value ....................................................................... $22,225,190
Shares outstanding ........................................................................ 1,515,612
Net asset value and maximum offering price per share
a
............................................. $14.66
a
Net asset value per share may not recalculate due to rounding.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,371,638
Non- controlled affiliates (Note 3e ) ............................................................. 296,722
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (23,447)
Non- controlled affiliates (Note 3e ) ............................................................. 37,998
Total investment income ................................................................... 1,682,911
Expenses:
Management fees (Note 3 a ) ................................................................... 1,755,748
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 427,692
    Class 4 ................................................................................ 39,195
Custodian fees ............................................................................. 1,170
Reports to shareholders fees .................................................................. 6,754
Professional fees ........................................................................... 28,469
Trustees' fees and expenses .................................................................. 2,662
Other .................................................................................... 21,897
Total expenses ......................................................................... 2,283,587
Expenses waived/paid by affiliates (Note 3e) ................................................... (23,666)
Net expenses ......................................................................... 2,259,921
Net investment income (loss) ............................................................ (577,010)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,649,870
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,663,947
Net realized and unrealized gain (loss) ............................................................ 11,313,817
Net increase (decrease) in net assets resulting from operations .......................................... $10,736,807

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Small-Mid Cap Growth VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(577,010) $(518,411)
Net realized gain (loss) ................................................. 9,649,870 15,587,159
Net change in unrealized appreciation (depreciation) ........................... 1,663,947 80,176,175
Net increase (decrease) in net assets resulting from operations ................ 10,736,807 95,244,923
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,793,181 (4,995,094)
Class 2 ............................................................. (22,796,912) (20,706,621)
Class 4 ............................................................. (727,542) (12,293)
Total capital share transactions ............................................ (21,731,273) (25,714,008)
Net increase (decrease) in net assets ................................... (10,994,466) 69,530,915
Net assets:
Beginning of period ..................................................... 441,763,184 372,232,269
End of period .......................................................... $430,768,718 $441,763,184

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.800% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 486,238 $8,503,968 476,888 $7,125,858
Shares redeemed ............................... (384,839) (6,710,787) (807,978) (12,120,952)
Net increase (decrease) .......................... 101,399 $1,793,181 (331,090) $(4,995,094)
Class 2 Shares:
Shares sold ................................... 328,099 $4,491,143 2,714,239 $31,998,778
Shares redeemed ............................... (1,996,774) (27,288,055) (4,549,047) (52,705,399)
Net increase (decrease) .......................... (1,668,675) $(22,796,912) (1,834,808) $(20,706,621)
Class 4 Shares:
Shares sold ................................... 132,326 $1,922,328 247,168 $3,216,520
Shares redeemed ............................... (178,786) (2,649,870) (257,072) (3,228,813)
Net increase (decrease) .......................... (46,460) $(727,542) (9,904) $(12,293)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $11,615,433 $36,640,511 $(34,875,789) $— $— $13,380,155 13,380,155 $296,722
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $3,185,475 $16,942,014 $(19,555,489) $— $— $572,000 572,000 $37,998
Total Affiliated Securities ... $14,800,908 $53,582,525 $(54,431,278) $— $— $13,952,155 $334,720
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$41,015,803 and $65,328,943, respectively.
At June 30, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $572,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,025,095
Cost of investments .......................................................................... $308,733,207
Unrealized appreciation ........................................................................ $138,445,539
Unrealized depreciation ........................................................................ (15,337,326)
Net unrealized appreciation (depreciation) .......................................................... $123,108,213
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 528,208
64,369
a
Blaize, Inc., 10%, 12/09/24 ..................... 1/19/23 64,368 64,375
1
a
Blaize, Inc., 12/09/25 ......................... 1/19/23 6 —
8,275
a
Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 7,352

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund (continued)
206,272
a
Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 1,234,519
82,758
a
Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 382,111
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,407,834
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,901,500
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 899,299
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,277,375
Total Restricted Securities (Value is 2.7% of Net Assets) .............. $9,619,046 $11,702,573
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $195,400 as of June 30, 2024.
6. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 13,989,507 $ — $ — $ 13,989,507
Automobile Components ................. 2,331,055 — — 2,331,055
Beverages ........................... 3,162,786 — — 3,162,786
Biotechnology ......................... 11,114,742 — — 11,114,742
Building Products ...................... 11,282,299 — — 11,282,299
Capital Markets ........................ 34,839,504 — — 34,839,504
Commercial Services & Supplies ........... 4,489,254 — — 4,489,254
Containers & Packaging ................. 4,766,570 — — 4,766,570
Electrical Equipment .................... 7,975,929 — — 7,975,929
Electronic Equipment, Instruments &
Components ........................ 6,939,110 — — 6,939,110
Energy Equipment & Services ............. 3,043,578 — — 3,043,578
Entertainment ......................... 5,592,663 — — 5,592,663
Financial Services ...................... 5,378,466 — — 5,378,466
Food Products ........................ 8,939,533 — — 8,939,533
Ground Transportation .................. 7,116,980 — — 7,116,980
Health Care Equipment & Supplies ......... 20,235,878 — — 20,235,878
Health Care Providers & Services .......... 3,137,680 — — 3,137,680
Health Care Technology ................. 6,738,353 — — 6,738,353
Hotels, Restaurants & Leisure ............. 20,036,884 — — 20,036,884
Household Durables .................... 3,657,686 — — 3,657,686
Industrial REITs ....................... 3,500,497 — — 3,500,497
Insurance ............................ 5,367,717 — — 5,367,717
Interactive Media & Services .............. 7,721,064 — — 7,721,064
IT Services ........................... 21,683,908 — — 21,683,908
Leisure Products ....................... — — 5,901,500 5,901,500
Life Sciences Tools & Services ............ 19,721,450 — — 19,721,450
Machinery ............................ 8,784,253 — — 8,784,253
Media ............................... 3,999,501 — — 3,999,501
Oil, Gas & Consumable Fuels ............. 11,789,827 — — 11,789,827
Passenger Airlines ..................... 1,897,600 — — 1,897,600
Personal Care Products ................. 3,222,696 — — 3,222,696
Pharmaceuticals ....................... 4,471,987 — — 4,471,987
Professional Services ................... 21,534,546 — — 21,534,546
Residential REITs ...................... 3,386,760 — — 3,386,760
Semiconductors & Semiconductor Equipment . 18,952,930 — — 18,952,930
Software ............................. 49,335,531 — — 49,335,531
Specialized REITs ...................... 2,759,389 — — 2,759,389
Specialty Retail ........................ 22,169,138 — — 22,169,138
Textiles, Apparel & Luxury Goods .......... 2,359,730 — — 2,359,730
Trading Companies & Distributors .......... 8,564,311 — — 8,564,311
Convertible Preferred Stocks ................ — — 5,729,346 5,729,346
Warrants ............................... — — 7,352
a
7,352
Convertible Bonds ....................... — — 195,400 195,400
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 13,952,155 — — 13,952,155
Total Investments in Securities ........... $419,943,447 $— $11,897,973 $431,841,420
a
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2024, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,610,010 $ — $ — $ — $ — $ — $ — $ (708,510) $ 5,901,500 $ (708,510)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 901,223 — — — — — — (1,924) 899,299 (1,924)
Software .......... 5,004,113 — — — — — — (174,066) 4,830,047 (174,066)
Warrants :
Software .......... 1,418
b
— —
b
— — — — 5,934 7,352
b
5,934
Convertible Bonds :
Software .......... 195,400 — — — — — — — 195,400 —
Corporate Bonds :
Software .......... 64,375 — — — — — — — 64,375 —
Total Investments in
Securities ............ $12,776,539 $— $— $— $— $— $— $(878,566) $11,897,973 $(878,566)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...........
$5,901,500 Market comparables Discount of lack of
marketability
11.3% Decrease
Estimated Revenue $7.5 bil Increase
EV / revenue multiple 3.8x Increase
All Other Investments
..........
5,996,473
b,c
Total
.......................
$11,897,973
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
22
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Product
23
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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24
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one- and five-year periods was above the median of its Performance Universe, but for the three- and 10-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return was in the first quintile (best) and 27.12% for the one-
year period. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

Franklin Templeton Variable Insurance Product
25
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Semiannual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 11 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of

Franklin Templeton Variable Insurance Product
26
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Semiannual Report
potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4842-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Strategic Income VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Changes In and Disagreements with Accountants 55
Results of Meeting(s) of Shareholders 55
Remuneration Paid to Directors, Officers and Others 55
Board Approval of Management and Subadvisory Agreements 55

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021* 2020
a
2019
a
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.39 $9.09 $10.64 $10.76 $10.93 $10.65
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.43 0.37 0.33 0.36 0.45
Net realized and unrealized gains (losses) (0.09) 0.31 (1.49) (0.08) 0.01 0.43
Total from investment operations ........ 0.12 0.74 (1.12) 0.25 0.37 0.88
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.43) (0.44) (0.43) (0.37) (0.54) (0.60)
Net asset value, end of period .......... $9.08 $9.39 $9.09 $10.64 $10.76 $10.93
Total return
d
....................... 1.31% 8.37% (10.46)% 2.28% 3.75% 8.41%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.84% 0.77% 0.78% 0.75% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.80% 0.79%
f
0.70%
f
0.74%
f
0.73%
f
0.68%
f
Net investment income ............... 4.59% 4.67% 3.84% 3.11% 3.46% 4.09%
Supplemental data
Net assets, end of period (000’s) ........ $177,016 $182,461 $189,767 $248,352 $261,409 $285,437
Portfolio turnover rate ................ 42.00%
g
59.05% 63.64% 58.28%
g
114.19% 114.89%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 21.28%
g
58.37% 63.64% 43.00%
g
73.45% 72.45%
g
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transaction. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021* 2020
a
2019
a
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.01 $8.73 $10.23 $10.36 $10.55 $10.28
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.39 0.33 0.29 0.33 0.40
Net realized and unrealized gains (losses) (0.08) 0.31 (1.43) (0.07) —
d
0.42
Total from investment operations ........ 0.11 0.70 (1.10) 0.22 0.33 0.82
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.41) (0.42) (0.40) (0.35) (0.52) (0.55)
Net asset value, end of period .......... $8.71 $9.01 $8.73 $10.23 $10.36 $10.55
Total return
e
....................... 1.23% 8.18% (10.75)% 2.11% 3.43% 8.05%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.09% 1.02% 1.03% 1.01% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
g
1.04%
h
0.95%
h
0.99%
h
0.99%
h
0.93%
h
Net investment income ............... 4.35% 4.42% 3.59% 2.86% 3.23% 3.84%
Supplemental data
Net assets, end of period (000’s) ........ $73,961 $73,436 $73,617 $89,733 $100,758 $94,928
Portfolio turnover rate ................ 42.00%
i
59.05% 63.64% 58.28%
i
114.19% 114.89%
i
Portfolio turnover rate excluding mortgage
dollar rolls
j
........................ 21.28%
i
58.37% 63.64% 43.00%
i
73.45% 72.45%
i
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transaction. See Note 12 for current year information.
j
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021* 2020
a
2019
a
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.31 $9.01 $10.54 $10.66 $10.83 $10.56
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.33 0.29 0.32 0.41
Net realized and unrealized gains (losses) (0.09) 0.31 (1.47) (0.07) 0.01 0.42
Total from investment operations ........ 0.11 0.70 (1.14) 0.22 0.33 0.83
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.40) (0.40) (0.39) (0.34) (0.50) (0.56)
Net asset value, end of period .......... $9.02 $9.31 $9.01 $10.54 $10.66 $10.83
Total return
d
....................... 1.18% 7.99% (10.84)% 2.06% 3.34% 7.93%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.19% 1.12% 1.13% 1.10% 1.06%
Expenses net of waiver and payments by
affiliates .......................... 1.15% 1.14%
f
1.05%
f
1.09%
f
1.09%
f
1.03%
f
Net investment income ............... 4.25% 4.31% 3.48% 2.76% 3.12% 3.74%
Supplemental data
Net assets, end of period (000’s) ........ $36,383 $36,147 $37,419 $50,381 $51,709 $54,485
Portfolio turnover rate ................ 42.00%
g
59.05% 63.64% 58.28%
g
114.19% 114.89%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 21.28%
g
58.37% 63.64% 43.00%
g
73.45% 72.45%
g
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for current year information.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 4,744 882
Machinery 0.0%
†
b
UTEX Industries, Inc. .................................. United States 1,757 76,430
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. .................................. United States 431 2,922
Birch Permian Holdings, Inc. ............................. United States 4,478 38,119
41,041
Total Common Stocks (Cost $1,107,368) .......................................
118,353
Management Investment Companies 0.2%
Financial Services 0.2%
b,d,e
Franklin BSP Real Estate Credit BDC ...................... United States 20,940 523,504
b
Total Management Investment Companies (Cost $523,504) .......................
523,504
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 11,237 281
b
Total Preferred Stocks (Cost $169) ............................................
281
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 150 11
Total Warrants (Cost $132) ...................................................
11
Principal
Amount
*
Corporate Bonds 57.9%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 612,954
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 672,408
f
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ............. Canada 600,000 609,085
1,894,447
Air Freight & Logistics 0.3%
f
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 298,784
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 505,856
804,640
Automobile Components 1.4%
f
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 600,000 626,796
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 200,000 204,882

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 $ 789,643
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 263,294
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 510,899
f
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note , 144A,
7.75% , 5/31/32 ..................................... United States 400,000 405,703
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 745,418
f
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% , 4/23/30 Germany 400,000 407,753
3,954,388
Automobiles 0.3%
f
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .... United States 150,000 149,813
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 800,000 767,611
917,424
Banks 6.3%
f
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339% to
9/17/26, FRN thereafter , 9/18/27 ........................ Netherlands 250,000 253,393
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 249,792
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 800,000 754,749
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 1,000,000 976,296
f
BNP Paribas SA ,
Senior Non-Preferred Note, 144A, 2.819% to 11/18/24, FRN
thereafter, 11/19/25 .................................. France 400,000 395,065
Senior Non-Preferred Note, 144A, 2.219% to 6/08/25, FRN
thereafter, 6/09/26 ................................... France 500,000 483,421
Senior Preferred Note, 144A, 5.176% to 1/08/29, FRN thereafter,
1/09/30 ........................................... France 1,000,000 989,827
f
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 .............................. France 800,000 734,716
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,599,570
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 691,797
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 250,773
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 893,419
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 546,552
JPMorgan Chase & Co. ,
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,168,260
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 864,645
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ..... United States 300,000 298,334
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 490,448
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 500,000 506,851
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 739,930
f
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 2.889% to 6/08/31, FRN
thereafter, 6/09/32 ................................... France 800,000 653,032
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................... France 700,000 645,930
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 985,403

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 $ 802,277
f
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................... Italy 500,000 423,872
Wells Fargo & Co. ,
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 500,000 493,933
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .... United States 800,000 830,345
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 450,000 448,200
18,170,830
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 922,065
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 400,000 370,760
Senior Bond, 5.25%, 3/02/33 ........................... United States 700,000 698,304
f
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 200,000 172,787
1,241,851
Broadline Retail 0.0%
a,f,g,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,360 —
a,f,g,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 564,697 —
—
Building Products 0.9%
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 300,000 294,458
f
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 501,706
f
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 900,000 908,147
f
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC , Senior
Secured Note , 144A, 6.75% , 4/01/32 ..................... United States 300,000 302,321
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 476,226
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 168,724
2,651,582
Capital Markets 2.3%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 .....
Germany 800,000 801,609
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.383% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 370,000 303,967
Senior Note, 5.7%, 11/01/24 ........................... United States 500,000 500,215
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 294,274
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 923,637
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 .......................... United States 809,000 769,502
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ..... United States 200,000 199,551
f
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 992,571
f
Prologis Targeted US Logistics Fund LP , Senior Note , 144A, 5.25% ,
4/01/29 ........................................... United States 250,000 250,261
f
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 300,000 309,658

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 400,000 $ 393,264
f
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 300,000 301,521
f
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 700,000 700,640
6,740,670
Chemicals 1.7%
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 683,383
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 450,000 456,928
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 400,000 340,440
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 735,936
f
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 836,418
f,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 330,750 266,596
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 100,000 98,867
f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 300,000 323,260
f
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 792,615
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 180,653
f
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 87,474
4,802,570
Commercial Services & Supplies 1.2%
f
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 700,000 702,451
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 384,056
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 926,105
f
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 934,648
f
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ..... Canada 500,000 498,189
3,445,449
Construction & Engineering 0.3%
f
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 800,000 743,651
Construction Materials 0.3%
f
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 700,000 732,363
Consumer Finance 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 800,000 671,451
f
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 600,000 600,670
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 600,000 633,580
1,905,701
Consumer Staples Distribution & Retail 0.5%
f
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 900,000 810,308
f
Cencosud SA , Senior Note , 144A, 5.95% , 5/28/31 ............. Chile 200,000 200,996
Sysco Corp. , Senior Bond , 6% , 1/17/34 .....................
United States 250,000 262,532
f
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 300,000 307,100
1,580,936
Containers & Packaging 1.4%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 374,347
Senior Secured Note, 144A, 2.125%, 8/15/26 .............. United States 200,000 EUR 178,501

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 500,000 $ 457,736
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 74,926
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 200,000 199,903
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 467,320
f
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 562,541
f
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 800,000 798,847
f
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 700,000 686,603
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 336,615
4,137,339
Distributors 0.3%
f
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ............. United States 200,000 203,738
f
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 300,000 313,682
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 200,000 203,858
721,278
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 723,448
Diversified REITs 0.5%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 350,670
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 800,000 644,753
Senior Bond, 3.25%, 9/13/49 ........................... United States 700,000 469,549
1,464,972
Diversified Telecommunication Services 1.0%
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 536,933
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 300,000 241,829
f
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 298,938
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 595,487
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 126,740
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 1,000,000 817,820
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 339,534
2,957,281
Electric Utilities 2.1%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 600,000 515,448
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 100,000 99,216
f
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 794,700
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,220,643
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 370,000 370,799
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 400,000 334,322
Senior Note, 5.5%, 3/15/29 ............................ United States 700,000 709,428

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 $ 90,390
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 1,024,982
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 472,724
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 500,000 491,481
6,124,133
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 187,387
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 841,250
1,028,637
Electronic Equipment, Instruments & Components 0.7%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 813,848
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 775,902
f
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .... United States 300,000 303,601
1,893,351
Energy Equipment & Services 0.4%
f
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 600,000 615,522
f
Schlumberger Holdings Corp. , Senior Note , 144A, 5% , 11/15/29 .. United States 620,000 615,551
1,231,073
Entertainment 0.2%
f
Banijay Entertainment SASU ,
Senior Secured Note, 144A, 7%, 5/01/29 .................. France 300,000 EUR 335,830
Senior Secured Note, 144A, 8.125%, 5/01/29 .............. France 32,323 33,089
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ......
United States 300,000 277,117
646,036
Financial Services 1.0%
f
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 500,000 513,124
f
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 400,000 421,570
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 690,984
f
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 600,000 564,466
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 771,618
2,961,762
Food Products 1.0%
f
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 151,432
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ..................................... United States 100,000 103,116
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 900,000 885,503
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 149,503
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 300,000 291,324
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 2.5%, 1/15/27 ............................ United States 500,000 465,539
Senior Note, 3%, 2/02/29 ............................. United States 200,000 178,552
Senior Note, 3.625%, 1/15/32 .......................... United States 400,000 345,561
f
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 .. United States 300,000 300,765
2,871,295

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 $ 197,172
Ground Transportation 0.8%
f
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ........ United Kingdom 200,000 198,588
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 452,528
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 1,000,000 901,944
f
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 463,671
f
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 400,000 410,342
2,427,073
Health Care Equipment & Supplies 0.8%
f
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 800,000 820,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ........
United States 500,000 440,819
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 500,000 500,375
f
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 600,000 648,763
2,409,957
Health Care Providers & Services 2.6%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 286,685
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 88,862
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 189,311
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 533,018
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 164,441
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 100,000 76,591
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 652,479
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 200,000 176,679
f,i
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875% , 7/15/32 United States 200,000 202,882
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 400,000 325,295
Senior Bond, 5.3%, 6/01/33 ............................ United States 500,000 488,866
Senior Bond, 2.7%, 8/21/40 ............................ United States 600,000 399,020
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 723,575
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 111,060
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 1,300,000 1,173,000
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 ...
United States 200,000 204,399
f
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 500,000 458,969
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 500,000 269,567
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 171,290
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ...
United States 900,000 895,048
7,591,037
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% , 5/15/36
United States 250,000 240,770
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 400,000 330,732
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 195,828
767,330
Health Care Technology 0.3%
f
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 800,000 812,715

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs 0.4%
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
6.5% , 4/01/32 ...................................... United States 700,000 $ 700,625
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 375,225
1,075,850
Hotels, Restaurants & Leisure 1.8%
f
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 600,000 620,319
f
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 United States 900,000 825,742
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 500,000 439,473
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .........
United States 250,000 245,552
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 800,000 708,623
f
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. , Senior
Secured Note , 144A, 6.625% , 5/01/32 .................... United States 500,000 508,433
f
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................... United States 400,000 356,815
Senior Note, 144A, 4.5%, 2/15/28 ....................... United States 200,000 188,377
f
Viking Cruises Ltd. ,
Senior Note, 144A, 5.875%, 9/15/27 ..................... United States 300,000 297,084
Senior Note, 144A, 7%, 2/15/29 ........................ United States 300,000 301,825
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................... United States 500,000 475,845
Senior Note, 144A, 7.125%, 2/15/31 ..................... United States 300,000 311,281
5,279,369
Household Durables 0.6%
f
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 800,000 833,784
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .......
United States 640,000 592,636
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 200,000 185,448
1,611,868
Household Products 0.2%
f
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 441,441
f
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 96,000 80,323
521,764
Independent Power and Renewable Electricity Producers 1.5%
f
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ............. Chile 500,000 503,889
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 900,000 881,502
f
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 560,356
f
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 500,000 436,630
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 200,000 208,541
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 894,634
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 800,000 853,623
4,339,175
Insurance 2.1%
f
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ....................... United States 300,000 303,353
Senior Secured Note, 144A, 7.5%, 11/06/30 ............... United States 400,000 400,585
f
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 300,000 294,575

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 600,000 $ 601,522
Senior Secured Note, 144A, 7%, 1/15/31 .................. United States 200,000 202,209
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 720,990
f
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 200,000 204,342
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .........
United States 200,000 199,431
f
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 1,100,000 1,100,694
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 300,000 288,893
f
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 600,000 596,283
f
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ....... United States 700,000 699,349
f
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ........................................... United States 400,000 410,400
6,022,626
Interactive Media & Services 0.3%
f,j
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 900,000 773,543
IT Services 0.7%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 796,772
f
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ........................................... United States 300,000 307,740
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 675,259
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 400,000 366,674
2,146,445
Life Sciences Tools & Services 0.2%
f
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 600,000 596,902
Machinery 0.6%
f
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 365,208
f
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 400,000 413,846
f
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 300,000 302,174
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................
United States 300,000 301,813
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 389,889
1,772,930
Media 1.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,063,079
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 350,458
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 200,000 191,189
Senior Secured Note, 144A, 7.875%, 4/01/30 .............. United States 200,000 201,470
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 .................
United States 600,000 584,331
f
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 250,032
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 700,000 658,995
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ....................
United States 1,200,000 1,257,536
f
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ..................... United States 300,000 270,579

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Outfront Media Capital LLC / Outfront Media Capital Corp.,
(continued)
Senior Secured Note, 144A, 7.375%, 2/15/31 .............. United States 200,000 $ 208,387
5,036,056
Metals & Mining 0.9%
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 400,000 363,213
f
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 700,000 687,822
f
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 300,000 278,602
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 300,000 282,597
f
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 850,000 851,062
2,463,296
Mortgage Real Estate Investment Trusts (REITs) 0.4%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 1,016,984
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,075,794
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 600,000 590,806
1,666,600
Oil, Gas & Consumable Fuels 6.5%
f
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 766,747
f
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 598,000 616,177
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 ................ United States 400,000 408,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 394,947
f
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 200,000 200,283
f
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 800,000 825,266
f
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 300,000 314,724
Senior Note, 144A, 8.625%, 11/01/30 .................... United States 100,000 107,303
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 400,000 428,880
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 800,000 794,051
f
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 455,744
f
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 700,000 707,015
Energy Transfer LP ,
Senior Bond, 3.75%, 5/15/30 ........................... United States 200,000 184,048
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 400,000 403,000
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,074,924
f
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 99,470
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 102,196
f
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 324,160 278,311
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 200,000 196,234
f
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 300,000 304,316
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 500,000 479,092
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 192,487

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 $ 788,829
f
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 600,000 600,491
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,293,191
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,535,441
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 499,662
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,123,164
f
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 1,000,000 1,121,210
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 269,406
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 273,414
f
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 700,000 726,583
f
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 400,000 414,661
f
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ......... United States 700,000 712,124
18,691,391
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 610,335
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 327,672
938,007
Passenger Airlines 0.5%
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 900,000 876,423
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 552,000 545,419
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 143,097 138,399
1,560,241
Personal Care Products 1.0%
f
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 700,000 718,052
f
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ......... United States 800,000 760,937
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 1,000,000 966,002
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 435,556
2,880,547
Pharmaceuticals 1.3%
f
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 844,604
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ........................................... United States 400,000 413,291
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 269,742
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 650,714
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 345,000 336,301
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 361,677
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 866,537
3,742,866
Residential REITs 0.1%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 425,648

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.3%
f
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 $ 739,630
Specialized REITs 0.3%
f
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 900,000 916,741
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 191,242
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34 ..
United States 900,000 890,875
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 170,391
1,061,266
Textiles, Apparel & Luxury Goods 0.7%
f,k
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 800,000 838,885
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 1,000,000 1,053,772
1,892,657
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,086,094
f
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 295,545
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 800,000 794,773
2,176,412
Trading Companies & Distributors 1.2%
f
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 . United States 700,000 726,720
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 993,766
f
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ........ United States 500,000 507,374
f
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ........................................... United States 500,000 498,801
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ..................... United States 700,000 703,404
Senior Note, 144A, 6.625%, 3/15/32 ..................... United States 100,000 101,178
3,531,243
Transportation Infrastructure 0.0%
†
f
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 166,667 114,923
Wireless Telecommunication Services 0.5%
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 30,033 1,583
Zero Cpn., 11/17/33 ................................. Bermuda 12,923 3,767
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 337,842
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,215,584
1,558,776
Total Corporate Bonds (Cost $175,562,493) .....................................
166,219,454
l
Senior Floating Rate Interests 2.6%
Aerospace & Defense 0.2%
g,i
Alloy Finco Ltd. , First Lien, Term Loan, B , PIK, 14% , 3/08/28 ..... United Kingdom 457,325 413,879

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
Air Freight & Logistics 0.1%
m
Rand Parent LLC , First Lien, CME Term Loan, B , 9.585% , ( 3-month
SOFR + 4.25% ), 3/18/30 .............................. United States 131,892 $ 132,300
m
Automobile Components 0.1%
DexKo Global, Inc. , First Lien, Closing Date Dollar CME Term Loan ,
9.346% , ( 3-month SOFR + 3.75% ), 10/04/28 ............... United States 36,889 36,738
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 10.591%, (3-month SOFR + 5%),
3/30/27 ........................................... United States 128,713 128,090
Second Lien, 2021 CME Term Loan, 14.091%, (3-month SOFR +
8.5%), 3/30/28 ...................................... United States 107,744 104,781
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.944% , ( 1-month SOFR + 4.5% ), 11/09/27 ........... United States 45,832 46,118
TI Group Automotive Systems LLC , First Lien, 2021 Refinancing
CME Term Loan, B , 8.708% , ( 1-month SOFR + 3.25% ), 12/16/26 United States 30,826 30,929
346,656
a a a a a a
Automobiles 0.0%
†
m
American Trailer World Corp. , First Lien, CME Term Loan, B ,
9.179% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 78,730 77,188
Beverages 0.0%
†
m
Triton Water Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.814% , ( 3-month SOFR + 3.25% ), 3/31/28 ................ United States 56,286 56,371
Broadline Retail 0.0%
†
i,m
Peer Holding III BV , First Lien, CME Term Loan, B , 8.228% ,
( 12-month SOFR + 3% ), 6/20/31 ........................ Netherlands 51,238 51,356
m
Building Products 0.1%
AZZ, Inc. , First Lien, Initial CME Term Loan , 8.594% , ( 1-month
SOFR + 3.25% ), 5/14/29 .............................. United States 68,957 69,474
i
Cornerstone Building Brands, Inc. , First Lien, CME Term Loan, C ,
9.829% , ( 1-month SOFR + 4.5% ), 5/15/31 ................. United States 123,288 122,774
i
EMRLD Borrower LP , First Lien, Term Loan, B , 7.728% , ( 12-month
SOFR + 2.5% ), 6/18/31 ............................... United States 35,503 35,547
Quikrete Holdings, Inc. , First Lien, CME Term Loan, B2 , 7.594% ,
( 1-month SOFR + 2.25% ), 3/19/29 ....................... United States 42,628 42,706
Summit Materials LLC , First Lien, CME Term Loan, B2 , 7.799% ,
( 3-month SOFR + 2.5% ), 1/12/29 ........................ United States 19,422 19,580
290,081
a a a a a a
m
Capital Markets 0.1%
AI Aqua Merger Sub, Inc. ,
First Lien, 2023 Incremental CME Term Loan, B, 9.579%, (1-month
SOFR + 4.25%), 7/31/28 .............................. United States 17,102 17,147
First Lien, Initial CME Term Loan, B, 9.329%, (1-month SOFR +
4%), 7/31/28 ....................................... United States 43,276 43,402
Citadel Securities LP , First Lien, CME Term Loan , 7.594% , ( 1-month
SOFR + 2.25% ), 7/29/30 .............................. United States 42,743 42,914
Edelman Financial Engines Center LLC (The) , First Lien, 2021
Refinancing Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 4/07/28 United States 25,925 25,992
i
First Eagle Holdings, Inc. , First Lien, Term Loan, B2 , 8.33% ,
( 1-month SOFR + 3% ), 2/22/29 ......................... United States 120,000 119,625
Jane Street Group LLC , First Lien, 2021 CME Term Loan , 7.958% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 42,520 42,530
291,610
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Chemicals 0.2%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.977%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 76,136 $ 75,979
Second Lien, Initial CME Term Loan, 12.881%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 71,411 65,716
INEOS US Finance LLC , First Lien, 2027-2 Dollar CME Term Loan ,
9.179% , ( 1-month SOFR + 3.75% ), 11/08/27 ............... Luxembourg 84,339 84,580
INEOS US Petrochem LLC , First Lien, New CME Term Loan, B1 ,
9.694% , ( 1-month SOFR + 4.25% ), 3/30/29 ................ United States 42,187 42,161
LSF11 A5 Holdco LLC , First Lien, Incremental Term Loan , 8.944% ,
( 1-month SOFR + 3.5% ), 10/16/28 ....................... United States 66,198 66,157
Nouryon Finance BV , First Lien, 2024 Dollar CME Term Loan, B2 ,
8.829% , ( 1-month SOFR + 3.5% ), 4/03/28 ................. Netherlands 52,214 52,541
PMHC II, Inc. , First Lien, Initial CME Term Loan , 9.706% , ( 3-month
SOFR + 4.25% ), 4/23/29 .............................. United States 110,110 107,687
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 8.83% , ( 3-month SOFR + 3.5% ), 3/16/27 ............... United States 42,567 42,647
537,468
a a a a a a
m
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC , First Lien, Initial US Dollar CME Term
Loan , 9.194% , ( 1-month SOFR + 3.75% ), 5/12/28 ........... United States 66,906 66,724
APX Group, Inc. , First Lien, Initial Term Loan , 10.25% , ( PRIME +
1.75% ), 7/07/28 ..................................... United States 53,902 54,036
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.335% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 87,548 87,747
Pitney Bowes, Inc. , First Lien, Refinancing CME Term Loan, B ,
9.458% , ( 1-month SOFR + 4% ), 3/17/28 .................. United States 227,691 228,262
Spin Holdco, Inc. , First Lien, Initial CME Term Loan , 9.6% , ( 3-month
SOFR + 4% ), 3/06/28 ................................. United States 109,588 93,903
530,672
a a a a a a
Communications Equipment 0.0%
†
m
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 46,164 41,761
Construction & Engineering 0.0%
†
m
USIC Holdings, Inc. , First Lien, CME Term Loan , 8.943% , ( 1-month
SOFR + 3.5% ), 5/14/28 ............................... United States 56,733 54,996
Consumer Finance 0.0%
†
m
Nuvei Technologies Corp. , First Lien, Initial CME Term Loan ,
8.444% , ( 1-month SOFR + 3% ), 12/19/30 .................. Canada 28,411 28,480
m
Containers & Packaging 0.1%
i
Berlin Packaging LLC , First Lien, 2024 Replacement CME Term
Loan , 9.19% , ( 1-month SOFR + 3.75% ), 5/09/31 ............ United States 120,000 120,409
Charter Next Generation, Inc. , First Lien, CME Term Loan, B ,
8.844% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 42,327 42,450
Kloeckner Pentaplast of America, Inc. , First Lien, USD CME Term
Loan, B , 10.267% , ( 6-month SOFR + 4.725% ), 2/09/26 ....... Luxembourg 147,114 137,919
i
Pactiv Evergreen Group Holdings, Inc. , First Lien, Term Loan, B4 ,
7.825% , ( 1-month SOFR + 2.5% ), 9/25/28 ................. United States 29,664 29,733
330,511
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
Diversified Consumer Services 0.0%
†
m
WW International, Inc. , First Lien, Initial CME Term Loan , 8.958% ,
( 1-month SOFR + 3.5% ), 4/13/28 ........................ United States 64,646 $ 24,727
Diversified Telecommunication Services 0.0%
†
m
Altice France SA , First Lien, CME Term Loan, B14 , 10.829% ,
( 3-month SOFR + 5.5% ), 8/15/28 ........................ France 26,491 19,537
Electric Utilities 0.0%
†
i,m
Hamilton Projects Acquiror LLC , First Lien, CME Term Loan , 9.079% ,
( 1-month SOFR + 3.75% ), 5/30/31 ....................... United States 18,721 18,865
Electrical Equipment 0.0%
†
m
Indicor LLC , First Lien, Term Loan, C , 8.585% , ( 3-month SOFR +
3.25% ), 11/22/29 .................................... United States 36,606 36,797
Entertainment 0.0%
†
m
Playtika Holding Corp. , First Lien, CME Term Loan, B1 , 8.208% ,
( 1-month SOFR + 2.75% ), 3/13/28 ....................... United States 44,032 44,085
Food Products 0.0%
†
i,m
Primary Products Finance LLC , First Lien, CME Term Loan, B ,
8.952% , ( 3-month SOFR + 3.5% ), 4/02/29 ................. United States 49,383 49,537
i,n
Simply Good Foods USA, Inc. , CME Term Loan , TBD, 3/17/27 ... United States 9,740 9,785
59,322
a a a a a a
m
Ground Transportation 0.0%
†
Avis Budget Car Rental LLC , First Lien, New CME Term Loan, C ,
8.444% , ( 1-month SOFR + 3% ), 3/16/29 .................. United States 71,743 71,770
First Student Bidco, Inc. ,
First Lien, Initial CME Term Loan, B, 8.564%, (3-month SOFR +
3%), 7/21/28 ....................................... United States 21,993 22,027
First Lien, Initial CME Term Loan, C, 8.564%, (3-month SOFR +
3%), 7/21/28 ....................................... United States 6,686 6,697
100,494
a a a a a a
m
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP ,
i
First Lien, CME Term Loan, 7.487%, (12-month SOFR + 2.25%),
10/23/28 .......................................... United States 16,416 16,436
First Lien, Initial CME Term Loan, 8.094%, (1-month SOFR +
2.75%), 10/23/28 .................................... United States 36,501 36,615
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , First Lien, Closing Date CME Term Loan , 10.735% , ( 3-month
SOFR + 5.25% ), 12/15/27 ............................. United States 39,798 39,992
93,043
a a a a a a
m
Health Care Providers & Services 0.2%
ADMI Corp. , First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.833% , ( 1-month SOFR + 3.375% ), 12/23/27 ......... United States 105,382 103,196
Charlotte Buyer, Inc. , First Lien, CME Term Loan, B , 10.578% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 65,616 65,870
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.83% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 28,007 28,108
Medical Solutions Holdings, Inc. , First Lien, CME Term Loan ,
8.694% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 67,865 51,735
i
MPH Acquisition Holdings LLC , First Lien, Initial CME Term Loan ,
9.859% , ( 3-month SOFR + 4.25% ), 9/01/28 ................ United States 59,846 49,974

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Health Care Providers & Services (continued)
Pacific Dental Services LLC , First Lien, CME Term Loan , 8.579% ,
( 1-month SOFR + 3.25% ), 3/17/31 ....................... United States 42,689 $ 42,827
i
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 10.588% ,
( 3-month SOFR + 5% ), 1/31/29 ......................... United States 100,127 95,220
Surgery Center Holdings, Inc. , First Lien, Initial Term Loan , 8.821% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 6,139 6,162
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.694% , ( 1-month SOFR + 4.25% ), 10/02/28 ............... United States 103,360 99,412
Waystar Technologies, Inc. , First Lien, Initial CME Term Loan ,
9.329% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 21,968 22,023
564,527
a a a a a a
m
Hotels, Restaurants & Leisure 0.2%
g
24 Hour Fitness Worldwide, Inc. , First Lien, Exit CME Term Loan ,
PIK, 10.571% , ( 3-month SOFR + 5% ), 12/29/25 ............. United States 242,759 97,508
Bally's Corp. , First Lien, CME Term Loan, B , 8.836% , ( 3-month
SOFR + 3.25% ), 10/02/28 ............................. United States 179,252 170,644
Dave & Buster's, Inc. , First Lien, 2024 Refinancing CME Term Loan,
B , 8.625% , ( 1-month SOFR + 3.25% ), 6/29/29 .............. United States 43,602 43,699
Hilton Grand Vacations Borrower LLC , First Lien, Initial CME Term
Loan , 7.829% , ( 1-month SOFR + 2.5% ), 8/02/28 ............ United States 38,157 38,201
Ontario Gaming GTA LP , First Lien, CME Term Loan, B , 9.585% ,
( 3-month SOFR + 4.25% ), 8/01/30 ....................... Canada 21,182 21 ,311
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.609% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 56,882 57,208
i
Scientific Games Holdings LP ,
First Lien, 2024 Refinancing Dollar CME Term Loan, 8.306%,
(1-month SOFR + 3%), 4/04/29 ......................... United States 100,000 99,917
First Lien, Initial Dollar CME Term Loan, 8.556%, (3-month SOFR
+ 3.25%), 4/04/29 ................................... United States 29,513 29,488
Whatabrands LLC , First Lien, 2024 CME Term Loan, B , 8.094% ,
( 1-month SOFR + 2.75% ), 8/03/28 ....................... United States 28,436 28,475
586,451
a a a a a a
Household Durables 0.0%
†
m
Hunter Douglas, Inc. , First Lien, CME Term Loan, B1 , 8.836% ,
( 3-month SOFR + 3.5% ), 2/25/29 ........................ Netherlands 21,196 21,086
Insurance 0.2%
m
Acrisure LLC , First Lien, 2021-2 Additional CME Term Loan , 9.694% ,
( 1-month SOFR + 4.25% ), 2/15/27 ....................... United States 29,708 29,820
m
AssuredPartners, Inc. , First Lien, 2024 CME Term Loan , 8.844% ,
( 1-month SOFR + 3.5% ), 2/14/31 ........................ United States 82,739 83,049
m
Asurion LLC ,
First Lien, New CME Term Loan, B10, 9.444%, (1-month SOFR +
4%), 8/21/28 ....................................... United States 25,205 24,961
First Lien, New CME Term Loan, B11, 9.694%, (1-month SOFR +
4.25%), 8/21/28 ..................................... United States 9,195 9,138
Second Lien, New CME Term Loan, B4, 10.708%, (1-month SOFR
+ 5.25%), 1/19/29 ................................... United States 240,815 222,848
i,m
Broadstreet Partners, Inc. , First Lien, CME Term Loan, B4 , 8.494% ,
( 12-month SOFR + 3.25% ), 5/12/31 ...................... United States 122,913 122,728
n
Sedgwick Claims Management Services, Inc. , First Lien, Term Loan ,
TBD, 6/27/31 ....................................... United States 69,515 69,341
561,885
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
IT Services 0.0%
†
i
Fortress Intermediate 3, Inc. , First Lien, Initial CME Term Loan ,
9.096% , ( 1-month SOFR + 3.75% ), 5/09/31 ................ United States 21,964 $ 22,019
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.435% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 87,106 84,565
106,584
a a a a a a
Machinery 0.1%
i,m
CPM Holdings, Inc. , First Lien, Initial CME Term Loan , 9.829% ,
( 1-month SOFR + 4.5% ), 9/28/28 ........................ United States 119,699 119,038
m
Media 0.1%
Cengage Learning, Inc. , First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/14/31 ....................... United States 52,598 52,812
Gray Television, Inc. , First Lien, CME Term Loan, D , 8.444% ,
( 1-month SOFR + 3% ), 12/01/28 ........................ United States 81,176 73,439
MH Sub I LLC (Micro Holding Corp.) , First Lien, CME Term Loan ,
9.594% , ( 1-month SOFR + 4.25% ), 5/03/28 ................ United States 26,733 26,738
152,989
a a a a a a
Metals & Mining 0.0%
†
m
Arsenal AIC Parent LLC , First Lien, 2024 CME Term Loan, B ,
9.094% , ( 1-month SOFR + 3.75% ), 8/19/30 ................ United States 24,733 24,912
Oil, Gas & Consumable Fuels 0.0%
†
m
UGI Energy Services LLC , First Lien, CME Term Loan, B , 7.963% ,
( 12-month SOFR + 2.75% ), 2/22/30 ...................... United States 84,507 84,779
m
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd. , First Lien, Initial CME Term Loan ,
10.336% , ( 3-month SOFR + 4.75% ), 4/20/28 ............... United States 37,875 39,176
American Airlines, Inc. , First Lien, Initial CME Term Loan , 7.775% ,
( 3-month SOFR + 2.5% ), 6/04/29 ........................ United States 64,646 64,622
United Airlines, Inc. , First Lien, CME Term Loan, B , 8.094% ,
( 1-month SOFR + 2.75% ), 2/22/31 ....................... United States 53,199 53,398
157,196
a a a a a a
m
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.826% , ( 3-month SOFR + 4.5% ), 4/09/31 ................. United States 184,729 184,730
Jazz Financing Lux SARL , First Lien, Dollar CME Term Loan, B1 ,
8.458% , ( 1-month SOFR + 3% ), 5/05/28 .................. United States 65,609 65,732
Organon & Co. , First Lien, Dollar CME Term Loan , 7.829% , ( 1-month
SOFR + 2.5% ), 5/14/31 ............................... United States 31,126 31,184
281,646
a a a a a a
m
Professional Services 0.1%
i
EAB Global, Inc. , First Lien, CME Term Loan , 8.694% , ( 1-month
SOFR + 3.5% ), 8/16/28 ............................... United States 119,694 119,724
i
TTF Holdings LLC , First Lien, CME Term Loan, B , 9.237% ,
( 12-month SOFR + 4% ), 5/28/31 ........................ United States 42,365 42,365
162,089
a a a a a a
m
Software 0.2%
i
Adeia, Inc. , First Lien, CME Term Loan, B , 8.339% , ( 1-month SOFR
+ 3% ), 6/08/28 ...................................... United States 118,931 119,117
Genesys Cloud Services Holdings II LLC , First Lien, Dollar CME
Term Loan, B4 , 8.844% , ( 1-month SOFR + 3.5% ), 12/01/27 .... United States 62,558 62,927

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Software (continued)
Idera, Inc. , First Lien, Initial CME Term Loan , 9.227% , ( 3-month
SOFR + 3.75% ), 3/02/28 .............................. United States 60,188 $ 59,849
Ivanti Software, Inc. , First Lien, First Amendment CME Term Loan ,
9.555% , ( 3-month SOFR + 4% ), 12/01/27 .................. United States 13,115 10,377
McAfee Corp. , First Lien, Term Loan, B1 , 8.579% , ( 1-month SOFR +
3.25% ), 3/01/29 ..................................... United States 67,074 67,090
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.591% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 84,569 84,636
Rocket Software, Inc. , First Lien, CME Term Loan , 10.094% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 43,124 43,357
447,353
a a a a a a
m
Specialty Retail 0.2%
Evergreen AcqCo 1 LP , First Lien, Initial CME Term Loan , 9.085% ,
( 3-month SOFR + 3.75% ), 4/26/28 ....................... United States 44,338 44,717
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.444% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 314,032 227,674
Great Outdoors Group LLC , First Lien, CME Term Loan, B1 , 9.208% ,
( 1-month SOFR + 3.75% ), 3/06/28 ....................... United States 46,941 46,960
i
Harbor Freight Tools USA, Inc. , First Lien, Initial CME Term Loan ,
7.844% , ( 1-month SOFR + 2.5% ), 6/05/31 ................. United States 27,306 27,261
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 61,716 55,629
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.814% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 23,971 23,485
RealTruck Group, Inc. , First Lien, Initial CME Term Loan , 8.958% ,
( 1-month SOFR + 3.5% ), 1/31/28 ........................ United States 65,406 65,300
Restoration Hardware, Inc. , First Lien, 2022 Incremental CME Term
Loan , 8.694% , ( 1-month SOFR + 3.25% ), 10/20/28 .......... United States 89,807 87,786
White Cap Buyer LLC , First Lien, Initial Closing Date Term Loan ,
9.079% , ( 1-month SOFR + 3.75% ), 10/19/27 ............... United States 22,373 22,436
601,248
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
m
Hanesbrands, Inc. , First Lien, Initial CME Term Loan, B , 9.094% ,
( 1-month SOFR + 3.75% ), 3/08/30 ....................... United States 63,852 64,131
Transportation Infrastructure 0.0%
†
m
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.096% ,
( 3-month SOFR + 4.5% ), 5/08/28 ........................ United States 70,903 60,613
Total Senior Floating Rate Interests (Cost $7,603,171) ...........................
7,576,726
o
Marketplace Loans 0.8%
a
Financial Services 0.8%
a a a a a a
Total Marketplace Loans (Cost $2,660,972) .....................................
2,312,467
Foreign Government and Agency Securities 2.0%
f
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
p
1,400,000 1,258,403
f
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
p
1,200,000 1,148,662
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,315,000,000 COP 1,234,281
f
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 827,164
f
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 200,000 202,096
f
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 300,294

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ..............
Mexico 300,000 $ 301,280
f
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 476,063
Total Foreign Government and Agency Securities (Cost $6,970,917) ...............
5,748,243
U.S. Government and Agency Securities 19.7%
FFCB , 2.1%, 2/25/36 ...................................
United States 805,000 605,722
U.S. Treasury Bonds ,
3%, 2/15/48 ........................................ United States 1,450,000 1,103,614
3.375%, 11/15/48 .................................... United States 500,000 406,192
U.S. Treasury Notes ,
1.75%, 12/31/24 ..................................... United States 2,900,000 2,849,092
4.125%, 1/31/25 ..................................... United States 3,250,000 3,227,526
1.5%, 2/15/25 ...................................... United States 9,800,000 9,571,082
q
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,575,075
3.875%, 1/15/26 ..................................... United States 3,050,000 3,004,548
4%, 2/15/26 ........................................ United States 11,200,000 11,050,155
3.625%, 5/15/26 ..................................... United States 400,000 391,898
2.25%, 2/15/27 ..................................... United States 1,400,000 1,320,102
2.75%, 7/31/27 ..................................... United States 3,850,000 3,656,372
3.875%, 11/30/27 .................................... United States 4,000,000 3,924,453
2.875%, 5/15/28 ..................................... United States 2,500,000 2,362,109
3.125%, 11/15/28 .................................... United States 2,900,000 2,754,150
2.625%, 2/15/29 ..................................... United States 1,000,000 927,227
3.5%, 1/31/30 ...................................... United States 1,750,000 1,676,240
4.125%, 8/31/30 ..................................... United States 2,600,000 2,567,246
2.875%, 5/15/32 ..................................... United States 1,300,000 1,171,498
2.75%, 8/15/32 ..................................... United States 500,000 445,010
Total U.S. Government and Agency Securities (Cost $57,439,185) .................
56,589,311
Asset-Backed Securities 3.7%
Commercial Services & Supplies 0.1%
f,m
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.54% , ( 3-month
SOFR + 2.212% ), 7/15/31 . ............................. United States 250,000 250,205
Financial Services 3.6%
f,m
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.79% ,
( 3-month SOFR + 2.462% ), 10/15/31 . .................... United States 1,213,000 1,213,000
f,m
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 7.04% , ( 3-month
SOFR + 1.712% ), 4/15/34 . ............................. United States 1,500,000 1,503,675
f,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.115%, 1/15/45 ................ United States 19,700 18,882
2019-52, PT, 144A, FRN, 14.391%, 1/15/45 ................ United States 18,262 17,452
2019-S8, PT, 144A, FRN, 6.675%, 1/15/45 ................. United States 9,718 9,257
2020-2, PT, 144A, FRN, 14.243%, 3/15/45 ................. United States 21,489 20,441
2020-7, PT, 144A, FRN, 14.56%, 4/17/45 .................. United States 13,725 12,880
f,m
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.63% , ( 3-month
SOFR + 1.302% ), 4/15/34 . ............................. United States 2,400,000 2,401,265
f
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,220,485 1,122,296
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 437,982 388,503
f,m
LCM XVII LP , 17A , BRR , 144A, FRN , 7.19% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................... United States 350,000 349,963
f,m
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 6.99% , ( 3-month
SOFR + 1.662% ), 1/15/34 . ............................. United States 1,500,000 1,503,897
f,m
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.688% ,
( 3-month SOFR + 1.362% ), 4/19/31 . ..................... United States 516,517 517,044

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f,m
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.56% , ( 3-month SOFR + 1.232% ), 4/15/31 . ................ United States 441,253 $ 441,625
f,r
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 6.479%, 3/15/26 ................. United States 12,066 10,673
2020-PT2, A, 144A, FRN, 5.841%, 4/15/26 ................. United States 14,555 13,344
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 3,979 3,312
f,r
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN , 9.728% ,
2/15/26 . ........................................... United States 8,902 8,540
f,m
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 7.435% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 781,315
10,337,364
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 50,400 49,685
Total Asset-Backed Securities (Cost $10,777,056) ...............................
10,637,254
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
r
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 70,000 72,303
f,m
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 6.143%, (1-month SOFR + 0.814%),
9/15/36 ........................................... United States 250,000 247,056
2021-VOLT, B, 144A, FRN, 6.393%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 400,000 394,502
2022-LP2, A, 144A, FRN, 6.342%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 751,194 743,406
1,457,267
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,470,083) .................
1,457,267
Mortgage-Backed Securities 12.2%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 6.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 3,936 3,965
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.7%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 60,060 59,411
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 35,766 35,837
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 48,261 49,006
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 3,308 3,380
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 666 686
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 95 98
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 3,609,830 2,830,087
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,481,807 2,273,609
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 5,733,990 5,408,578
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 2,776,496 2,749,403
13,410,095
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 6.279%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 25,201 25,578
Federal National Mortgage Association (FNMA) Fixed Rate 7.5%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 10,915 10,869
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,701,924 1,473,741
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 528,439 496,103
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,120,862 1,076,933
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 2,690,624 2,700,513

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 32,818 $ 33,642
t
FNMA, Single-family, 30 Year, 2%, 7/25/54 .................. United States 10,860,000 8,495,405
t
FNMA, Single-family, 30 Year, 5.5%, 7/25/54 ................. United States 6,260,000 6,174,658
t
FNMA, Single-family, 30 Year, 6%, 7/25/54 .................. United States 940,000 942,754
21,404,618
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 62,140 62,195
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 7,258 7,283
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 508 519
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,210 1,184
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 17,669 17,691
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 26,766 27,751
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 10,124 10,299
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 2,881 2,928
129,850
Total Mortgage-Backed Securities (Cost $35,866,907) ............................
34,974,106
Residential Mortgage-Backed Securities 2.5%
Financial Services 2.5%
f
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 36,590 36,172
r
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 263,162 246,863
f,r
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 62,083 58,053
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 155,863 142,706
f,r
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 345,079 334,866
m
FHLMC STACR Debt Notes ,
2015-DNA1, M3, FRN, 8.75%, (30-day SOFR Average + 3.414%),
10/25/27 .......................................... United States 9,545 9,591
2016-DNA2, M3, FRN, 10.1%, (30-day SOFR Average + 4.764%),
10/25/28 .......................................... United States 435,535 456,670
m
FNMA Connecticut Avenue Securities ,
2014-C03, 2M2, FRN, 8.35%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 13,418 13,434
2015-C01, 1M2, FRN, 9.75%, (30-day SOFR Average + 4.414%),
2/25/25 ........................................... United States 102,528 104,328
2015-C02, 1M2, FRN, 9.45%, (30-day SOFR Average + 4.114%),
5/25/25 ........................................... United States 323,957 332,296
2015-C03, 1M2, FRN, 10.45%, (30-day SOFR Average + 5.114%),
7/25/25 ........................................... United States 472,237 493,032
2016-C01, 1M2, FRN, 12.2%, (30-day SOFR Average + 6.864%),
8/25/28 ........................................... United States 61,501 64,972
2017-C04, 2M2, FRN, 8.3%, (30-day SOFR Average + 2.964%),
11/25/29 .......................................... United States 319,533 329,409
f,r
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,170,688 1,013,431
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 378,056 325,249
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 686,129 593,789
f,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 474,528 457,972
f,r
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 242,418 209,566
f,r
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 822,629 706,476

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f,r
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 138,195 $ 115,930
f,r
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,444,278 1,258,582
7,303,387
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $8,228,163) ..................
7,303,387
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 12,758
Total Escrows and Litigation Trusts (Cost $243,000) .............................
12,758
Total Long Term Investments (Cost $308,453,120) ...............................
293,473,122
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
d,u
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 6,104,911 6,104,911
Total Money Market Funds (Cost $6,104,911) ...................................
6,104,911
Total Short Term Investments (Cost $6,104,911 ) .................................
6,104,911
a
Total Investments (Cost $314,558,031) 104.2% ..................................
$299,578,033
Other Assets, less Liabilities (4.2)% ...........................................
(12,217,986)
Net Assets 100.0% ...........................................................
$287,360,047
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Security is a business development company. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $122,638,484, representing 42.7% of net assets.
g
Income may be received in additional securities and/or cash.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of this security was $773,543, representing 0.3% of net assets.
k
A portion or all of the security is on loan at June 30, 2024. See Note 1(e).
l
See Note 1(h) regarding senior floating rate interests.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
o
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
p
A supranational organization is an entity formed by two or more central governments through international treaties.
q
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
u
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
At June 30, 2024, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.8%
Freedom Financial Asset Management LLC
APP-12232118.FP.FTS.B , 5 .99% , 9/23/24 . $ 304 $ 304
APP-10114471.FP.FTS.B , 13 .99% , 12/12/24 885 886
APP-11822354.FP.FTS.B , 9 .49% , 12/18/24 4,003 4,025
APP-11746986.FP.FTS.B , 18 .99% , 12/19/24 2,476 2,521
APP-11693771.FP.FTS.B , 9 .74% , 2/06/25 . 2,976 2,987
APP-11695285.FP.FTS.B , 9 .74% , 2/07/25 . 3,803 3,823
APP-13668983.FP.FTS.B , 7 .84% , 5/13/25 . 10,350 10,417
APP-13704982.FP.FTS.B , 21 .99% , 5/25/25 3,222 3,285
APP-14969419.FP.FTS.B , 9 .74% , 6/01/25 . 10,916 10,980
APP-13916851.FP.FTS.B , 9 .34% , 6/18/25 . 5,824 5,850
APP-11657858.FP.FTS.B , 17 .49% , 12/16/25 7,432 7,724
APP-11752447.FP.FTS.B , 9 .99% , 2/05/26 . 17,919 18,168
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 10,811 11,001
APP-11795510.FP.FTS.B , 12 .49% , 2/11/26 8,769 8,912
APP-11819292.FP.FTS.B , 18 .99% , 2/12/26 6,927 7,111
APP-12232816.FP.FTS.B , 15 .99% , 3/09/26 12,401 12,745
APP-13646258.FP.FTS.B , 22 .99% , 5/14/26 8,692 9,133
APP-13700836.FP.FTS.B , 18 .99% , 5/28/26 2,178 2,188
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 12,026 12,212
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 19,346 19,651
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 11,644 11,913
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 27,506 28,419
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 26,507 26,968
APP-11749109.FP.FTS.B , 17 .49% , 2/06/27 12,638 13,079
APP-11756687.FP.FTS.B , 19 .49% , 2/06/27 945 947
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 20,597 20,964
APP-11806622.FP.FTS.B , 18 .99% , 2/11/27 6,409 6,614
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 12,384 12,672
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 5,492 5,491
APP-11878312.FP.FTS.B , 10 .99% , 3/14/27 4,084 4,102
APP-12139734.FP.FTS.B , 13 .49% , 3/14/27 9,918 10,133
APP-12248562.FP.FTS.B , 16 .74% , 3/18/27 35,023 7,099
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 26,385 26,921
APP-13678387.FP.FTS.B , 13 .84% , 4/03/27 9,666 9,816
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 24,008 24,489
APP-13701830.FP.FTS.B , 20 .24% , 5/21/27 20,765 21,600
APP-13668745.FP.FTS.B , 23 .99% , 5/23/27 4,077 4,046
APP-13628442.FP.FTS.B , 17 .99% , 5/24/27 11,779 12,167
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 4,135 4,142
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 8,764 8,900
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 23,647 24,077
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 26,256 26,761
APP-14867762.FP.FTS.B , 14 .24% , 7/10/27 11,406 11,600
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 13,420 13,653
APP-14831064.FP.FTS.B , 11 .74% , 8/04/27 27,927 28,389
APP-14178116.FP.FTS.B , 17 .74% , 8/23/27 39,121 8,166
APP-14837945.FP.FTS.B , 18 .49% , 9/10/27 17,791 18,219
APP-14861817.FP.FTS.B , 11 .99% , 10/05/27 14,400 14,618
559,888
LendingClub Corp. - LCX
165633933.LC.FTS.B , 11 .02% , 1/28/25 ... 3,341 3,295
165313131.LC.FTS.B , 11 .02% , 2/03/25 ... 5,328 5,262
166049294.LC.FTS.B , 14 .3% , 2/03/25 ... 1,807 1,802
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
165954765.LC.FTS.B , 20 .55% , 3/20/25 ... $ 3,318 $ 3,333
13,692
LendingClub Corp. - LCX PM
170676409.LC.FTS.B , 17 .3% , 10/13/25 ... 4,261 4,234
170715926.LC.FTS.B , 16 .08% , 10/25/25 .. 5,260 5,215
174329530.LC.FTS.B , 20 .49% , 2/03/26 ... 4,505 4,516
174350163.LC.FTS.B , 18 .44% , 2/15/26 ... 5,770 5,713
19,678
Prosper Funding LLC
1611508.PS.FTS.B , 15 .4% , 8/20/24 ..... 343 343
1612567.PS.FTS.B , 24 .6% , 8/23/24 ..... 179 181
1627820.PS.FTS.B , 12 .15% , 9/28/24 .... 648 644
1627811.PS.FTS.B , 13 .05% , 9/28/24 .... 2,642 2,618
1638201.PS.FTS.B , 13 .3% , 9/28/24 ..... 500 496
1628909.PS.FTS.B , 17 .96% , 9/29/24 .... 1,042 1,037
1657122.PS.FTS.B , 10 .8% , 10/29/24 .... 1,967 108
1656696.PS.FTS.B , 11 .7% , 10/29/24 .... 2,088 2,072
1650965.PS.FTS.B , 18 .41% , 11/05/24 .... 1,576 1,568
1653314.PS.FTS.B , 13 .2% , 11/09/24 .... 490 487
1654279.PS.FTS.B , 12 .4% , 11/11/24 ..... 1,475 1,462
1686771.PS.FTS.B , 12% , 12/16/24 ...... 700 696
1679839.PS.FTS.B , 12 .76% , 12/16/24 ... 123 123
1674092.PS.FTS.B , 16 .2% , 12/16/24 .... 457 456
1690251.PS.FTS.B , 13 .66% , 12/22/24 ... 1,766 1,754
1695034.PS.FTS.B , 14 .89% , 1/13/25 .... 1,152 1,146
1701351.PS.FTS.B , 16 .1% , 1/13/25 ..... 467 465
1702155.PS.FTS.B , 15 .21% , 1/14/25 .... 1,156 1,151
1688540.PS.FTS.B , 12 .3% , 1/20/25 ..... 2,260 2,237
1705446.PS.FTS.B , 21 .69% , 1/20/25 .... 495 501
1688531.PS.FTS.B , 16 .02% , 1/26/25 .... 3,816 3,871
1714693.PS.FTS.B , 12 .4% , 2/15/25 ..... 2,695 2,669
1714705.PS.FTS.B , 18 .8% , 2/15/25 ..... 2,175 2,163
1708034.PS.FTS.B , 20 .01% , 2/15/25 .... 1,376 1,381
1721031.PS.FTS.B , 20 .4% , 2/15/25 ..... 680 197
1722483.PS.FTS.B , 15 .4% , 2/16/25 ..... 5,254 5,228
1718530.PS.FTS.B , 24 .4% , 2/28/25 ..... 1,310 1,324
1752829.PS.FTS.B , 18 .09% , 4/11/25 .... 668 666
1750364.PS.FTS.B , 18 .5% , 4/15/25 ..... 3,355 3,314
1759842.PS.FTS.B , 22 .9% , 4/15/25 ..... 1,573 1,580
1754544.PS.FTS.B , 16 .1% , 4/18/25 ..... 3,336 3,288
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 3,910 3,853
1605959.PS.FTS.B , 18 .73% , 8/17/26 .... 10,963 10,799
1610432.PS.FTS.B , 14 .03% , 8/25/26 .... 3,378 3,319
1624202.PS.FTS.B , 11 .79% , 9/21/26 .... 9,932 9,755
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 8,160 8,160
1645601.PS.FTS.B , 26 .13% , 10/27/26 ... 3,202 3,273
1657248.PS.FTS.B , 10 .5% , 10/29/26 .... 13,711 13,350
1646507.PS.FTS.B , 16% , 11/02/26 ...... 9,339 9,111
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 8,307 8,111
1661067.PS.FTS.B , 12 .3% , 11/05/26 .... 5,748 2,954
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 2,928 2,945
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 4,164 4,186
1651610.PS.FTS.B , 10 .8% , 11/08/26 .... 5,777 5,644

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1645643.PS.FTS.B , 18 .5% , 11/10/26 .... $ 6,625 $ 6,614
1647191.PS.FTS.B , 16 .32% , 11/12/26 .... 7,158 6,985
1664083.PS.FTS.B , 11 .6% , 11/17/26 ..... 5,139 1,102
1660294.PS.FTS.B , 15 .2% , 11/21/26 .... 6,940 6,798
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 4,665 4,692
1674281.PS.FTS.B , 21% , 12/17/26 ...... 1,651 1,699
1675325.PS.FTS.B , 14% , 12/20/26 ...... 10,975 10,783
1673693.PS.FTS.B , 12 .5% , 1/01/27 ..... 8,764 8,565
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 2,915 2,838
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 2,924 2,853
1688537.PS.FTS.B , 13 .7% , 1/13/27 ..... 6,304 6,176
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 8,813 8,599
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 5,082 5,095
1703079.PS.FTS.B , 10 .5% , 1/18/27 ..... 8,079 7,890
1704972.PS.FTS.B , 24 .18% , 1/19/27 .... 4,622 4,792
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 2,374 2,319
1699192.PS.FTS.B , 14 .6% , 1/20/27 ..... 20,592 20,211
1694423.PS.FTS.B , 15% , 1/24/27 ....... 9,120 8,967
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 4,161 4,069
1709019.PS.FTS.B , 19% , 1/25/27 ....... 7,576 7,664
1691666.PS.FTS.B , 11 .88% , 1/29/27 .... 4,882 4,754
1721025.PS.FTS.B , 10 .53% , 2/15/27 .... 1,195 1,165
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 5,991 5,842
1714699.PS.FTS.B , 16 .1% , 2/15/27 ..... 5,784 5,658
1715326.PS.FTS.B , 16 .83% , 2/15/27 .... 11,720 –
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 11,550 11,334
1752507.PS.FTS.B , 25 .9% , 4/05/27 ..... 5,730 1,500
1753401.PS.FTS.B , 16 .9% , 4/06/27 ..... 10,179 10,109
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 6,836 6,784
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 3,260 3,165
1743635.PS.FTS.B , 13 .1% , 4/13/27 ..... 7,676 7,456
1759809.PS.FTS.B , 12 .5% , 4/15/27 ..... 20,215 19,632
1709558.PS.FTS.B , 13 .4% , 11/30/27 .... 12,889 5,207
1700734.PS.FTS.B , 16 .2% , 1/17/28 ..... 19,246 18,440
1716949.PS.FTS.B , 11 .77% , 1/31/28 .... 11,622 4,743
365,186
Upgrade, Inc. - Card
992264434.UG.FTS.B , 29 .49% , 4/02/25 .. 11 11
992271010.UG.FTS.B , 17 .97% , 4/03/25 .. 25 25
992318841.UG.FTS.B , 19 .99% , 4/03/25 .. 355 355
992460958.UG.FTS.B , 20 .46% , 4/03/25 .. 149 20
992260350.UG.FTS.B , 28 .98% , 4/03/25 .. 36 15
992307437.UG.FTS.B , 28 .98% , 4/03/25 .. 117 117
992236828.UG.FTS.B , 29 .49% , 4/03/25 .. 17 17
992285081.UG.FTS.B , 29 .49% , 4/03/25 .. 1 1
992296038.UG.FTS.B , 29 .49% , 4/03/25 .. 167 172
992297505.UG.FTS.B , 29 .49% , 4/03/25 .. 3 3
992323515.UG.FTS.B , 29 .49% , 4/03/25 .. 31 31
992336856.UG.FTS.B , 29 .49% , 4/03/25 .. 14 14
992345330.UG.FTS.B , 29 .49% , 4/03/25 .. 193 198
992423485.UG.FTS.B , 29 .49% , 4/03/25 .. 15 15
992457494.UG.FTS.B , 17 .99% , 4/04/25 .. 209 210
992408749.UG.FTS.B , 28 .98% , 4/04/25 .. 234 16
992245824.UG.FTS.B , 16 .99% , 4/05/25 .. 56 56
992300496.UG.FTS.B , 17 .99% , 4/05/25 .. 25 25
992239267.UG.FTS.B , 19 .21% , 4/05/25 .. 681 693
992442455.UG.FTS.B , 19 .21% , 4/05/25 .. 798 809
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992307969.UG.FTS.B , 19 .8% , 4/05/25 ... $ 27 $ 27
992349565.UG.FTS.B , 19 .8% , 4/05/25 ... 168 168
992350427.UG.FTS.B , 19 .8% , 4/05/25 ... 340 346
992383581.UG.FTS.B , 19 .8% , 4/05/25 ... 130 9
992254243.UG.FTS.B , 19 .99% , 4/05/25 .. 93 94
992336548.UG.FTS.B , 19 .99% , 4/05/25 .. 530 541
992357555.UG.FTS.B , 19 .99% , 4/05/25 .. 66 68
992379889.UG.FTS.B , 19 .99% , 4/05/25 .. 425 428
992453559.UG.FTS.B , 20 .46% , 4/05/25 .. 4 4
992241765.UG.FTS.B , 20 .97% , 4/05/25 .. 172 175
992386629.UG.FTS.B , 20 .97% , 4/05/25 .. 1,373 1,400
992438360.UG.FTS.B , 27 .99% , 4/05/25 .. 70 72
992246882.UG.FTS.B , 28 .98% , 4/05/25 .. 422 440
992253878.UG.FTS.B , 28 .98% , 4/05/25 .. 288 289
992262040.UG.FTS.B , 28 .98% , 4/05/25 .. 77 80
992266496.UG.FTS.B , 28 .98% , 4/05/25 .. 47 48
992267371.UG.FTS.B , 28 .98% , 4/05/25 .. 454 469
992270480.UG.FTS.B , 28 .98% , 4/05/25 .. 101 104
992283659.UG.FTS.B , 28 .98% , 4/05/25 .. 94 96
992284271.UG.FTS.B , 28 .98% , 4/05/25 .. 744 765
992286835.UG.FTS.B , 28 .98% , 4/05/25 .. 41 42
992293208.UG.FTS.B , 28 .98% , 4/05/25 .. 97 98
992300547.UG.FTS.B , 28 .98% , 4/05/25 .. 49 51
992308269.UG.FTS.B , 28 .98% , 4/05/25 .. 50 52
992324031.UG.FTS.B , 28 .98% , 4/05/25 .. 286 295
992336115.UG.FTS.B , 28 .98% , 4/05/25 .. 129 133
992348005.UG.FTS.B , 28 .98% , 4/05/25 .. 185 191
992353271.UG.FTS.B , 28 .98% , 4/05/25 .. 327 45
992378373.UG.FTS.B , 28 .98% , 4/05/25 .. 90 90
992435220.UG.FTS.B , 28 .98% , 4/05/25 .. 72 29
992452469.UG.FTS.B , 28 .98% , 4/05/25 .. 107 109
992304458.UG.FTS.B , 29 .46% , 4/05/25 .. 37 38
992239318.UG.FTS.B , 29 .49% , 4/05/25 .. 45 47
992254667.UG.FTS.B , 29 .49% , 4/05/25 .. 130 131
992256558.UG.FTS.B , 29 .49% , 4/05/25 .. 51 52
992256966.UG.FTS.B , 29 .49% , 4/05/25 .. 235 236
992259460.UG.FTS.B , 29 .49% , 4/05/25 .. 22 22
992267222.UG.FTS.B , 29 .49% , 4/05/25 .. 121 126
992271134.UG.FTS.B , 29 .49% , 4/05/25 .. 52 54
992275086.UG.FTS.B , 29 .49% , 4/05/25 .. 193 200
992288356.UG.FTS.B , 29 .49% , 4/05/25 .. 199 206
992288429.UG.FTS.B , 29 .49% , 4/05/25 .. 61 63
992289258.UG.FTS.B , 29 .49% , 4/05/25 .. 79 79
992302260.UG.FTS.B , 29 .49% , 4/05/25 .. 71 73
992318568.UG.FTS.B , 29 .49% , 4/05/25 .. 44 46
992340414.UG.FTS.B , 29 .49% , 4/05/25 .. 71 73
992359163.UG.FTS.B , 29 .49% , 4/05/25 .. 45 46
992379445.UG.FTS.B , 29 .49% , 4/05/25 .. 92 95
992428186.UG.FTS.B , 29 .49% , 4/05/25 .. 1,116 1,150
992444794.UG.FTS.B , 29 .49% , 4/05/25 .. 2,207 2,271
992445820.UG.FTS.B , 29 .49% , 4/05/25 .. 59 61
992455533.UG.FTS.B , 29 .49% , 4/05/25 .. 577 591
992273307.UG.FTS.B , 28 .98% , 8/03/25 .. 369 371
992278455.UG.FTS.B , 29 .49% , 8/03/25 .. 161 168
992328907.UG.FTS.B , 29 .49% , 8/03/25 .. 106 8
992304263.UG.FTS.B , 29 .49% , 10/03/25 . 81 66
992330039.UG.FTS.B , 22 .97% , 4/03/26 .. 561 112
992302422.UG.FTS.B , 29 .49% , 2/03/27 .. 175 184

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992293228.UG.FTS.B , 28 .98% , 12/03/28 . $ 113 $ 59
992418214.UG.FTS.B , 20 .47% , 4/03/29 .. 41 –
992266844.UG.FTS.B , 21 .48% , 4/03/29 .. 18 1
992324210.UG.FTS.B , 29 .49% , 6/03/29 .. 7 6
992244483.UG.FTS.B , 21 .48% , 7/03/29 .. 19 1
16,197
Upstart Network, Inc.
L1738924.UP.FTS.B , 15 .39% , 9/20/24 .... 102 102
FW1739398.UP.FTS.B , 20 .17% , 9/20/24 .. 433 435
L1915199.UP.FTS.B , 6 .41% , 10/25/24 .... 2,498 2,483
FW1915250.UP.FTS.B , 12 .04% , 10/25/24 . 6,516 6,518
L1914801.UP.FTS.B , 12 .09% , 10/25/24 ... 638 639
L2056491.UP.FTS.B , 7 .95% , 11/16/24 .... 228 227
L2055423.UP.FTS.B , 8 .44% , 11/16/24 .... 833 832
L2052610.UP.FTS.B , 11 .6% , 11/16/24 .... 481 481
L2057046.UP.FTS.B , 15 .77% , 11/16/24 ... 505 508
L2052838.UP.FTS.B , 16 .45% , 11/16/24 ... 254 256
L2053269.UP.FTS.B , 18 .64% , 11/16/24 ... 491 165
L2055155.UP.FTS.B , 20 .16% , 11/16/24 ... 862 869
FW2054947.UP.FTS.B , 21 .35% , 11/16/24 . 384 375
L2057081.UP.FTS.B , 23 .41% , 11/16/24 ... 432 435
FW2056543.UP.FTS.B , 29 .23% , 11/16/24 . 273 275
L2057377.UP.FTS.B , 13 .89% , 11/19/24 ... 330 330
L2242235.UP.FTS.B , 6 .04% , 12/13/24 .... 628 624
FW2242510.UP.FTS.B , 7 .1% , 12/13/24 ... 1,643 1,632
L2233888.UP.FTS.B , 7 .98% , 12/13/24 .... 1,102 1,100
L2241803.UP.FTS.B , 9 .3% , 12/13/24 .... 3,733 3,723
L2241741.UP.FTS.B , 14 .61% , 12/13/24 ... 1,000 971
L2242679.UP.FTS.B , 16 .66% , 12/13/24 ... 817 821
L2242250.UP.FTS.B , 22 .23% , 12/13/24 ... 733 739
L2241739.UP.FTS.B , 23 .45% , 12/13/24 ... 327 330
FW2242021.UP.FTS.B , 29 .12% , 12/13/24 . 12 12
L2465718.UP.FTS.B , 5 .3% , 1/19/25 ..... 2,560 213
L2465958.UP.FTS.B , 5 .34% , 1/19/25 .... 930 925
L2464613.UP.FTS.B , 5 .52% , 1/19/25 .... 515 512
L2460890.UP.FTS.B , 5 .68% , 1/19/25 .... 2,013 2,001
L2465895.UP.FTS.B , 5 .84% , 1/19/25 .... 729 724
L2465121.UP.FTS.B , 6 .53% , 1/19/25 .... 3,320 3,300
L2464359.UP.FTS.B , 6 .66% , 1/19/25 .... 1,262 1,254
L2465247.UP.FTS.B , 6 .82% , 1/19/25 .... 228 226
L2466095.UP.FTS.B , 7 .07% , 1/19/25 .... 635 631
FW2465710.UP.FTS.B , 7 .96% , 1/19/25 ... 235 233
L2465847.UP.FTS.B , 8 .05% , 1/19/25 .... 6,404 6,400
L2464679.UP.FTS.B , 9 .11% , 1/19/25 ..... 378 376
L2465662.UP.FTS.B , 11 .74% , 1/19/25 .... 828 826
L2464723.UP.FTS.B , 20 .66% , 1/19/25 .... 1,206 1,218
L2465879.UP.FTS.B , 21 .67% , 1/19/25 .... 247 250
FW2465131.UP.FTS.B , 12 .69% , 2/01/25 .. 3,049 3,054
FW2676316.UP.FTS.B , 6 .01% , 2/22/25 ... 1,421 1,413
FW2675522.UP.FTS.B , 6 .74% , 2/22/25 ... 244 242
L2675909.UP.FTS.B , 9 .72% , 2/22/25 .... 619 619
L2675302.UP.FTS.B , 10 .61% , 2/22/25 .... 2,149 2,147
L2675455.UP.FTS.B , 14 .81% , 2/22/25 .... 640 646
L2675462.UP.FTS.B , 19 .44% , 2/22/25 .... 700 706
FW2675588.UP.FTS.B , 20 .36% , 2/22/25 .. 1,287 1,288
L2675655.UP.FTS.B , 20 .76% , 2/22/25 .... 277 280
L2675586.UP.FTS.B , 20 .97% , 2/22/25 .... 2,444 2,472
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675117.UP.FTS.B , 22 .39% , 2/22/25 .. $ 310 $ 313
FW2675719.UP.FTS.B , 24 .19% , 2/22/25 .. 799 806
FW2675613.UP.FTS.B , 24 .49% , 2/22/25 .. 2,316 2,335
FW2676140.UP.FTS.B , 29 .13% , 2/22/25 .. 472 472
L2981596.UP.FTS.B , 7 .13% , 4/20/25 .... 1,498 1,488
FW2982315.UP.FTS.B , 15 .15% , 4/20/25 .. 455 455
L2465894.UP.FTS.B , 5 .74% , 6/19/25 .... 2,116 2,101
FW2465119.UP.FTS.B , 19 .64% , 6/19/25 .. 1,825 1,843
L2466210.UP.FTS.B , 20 .93% , 6/19/25 .... 6,105 6,141
FW2676277.UP.FTS.B , 22 .93% , 7/22/25 .. 1,814 1,823
L1914732.UP.FTS.B , 17 .66% , 8/25/25 .... 3,606 3,645
FW2053330.UP.FTS.B , 28 .78% , 9/16/25 .. 520 –
FW2676006.UP.FTS.B , 24 .14% , 12/22/25 . 1,423 1,421
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 12,741 12,677
L1739019.UP.FTS.B , 13 .76% , 9/20/26 .... 3,100 3,097
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 7,570 7,563
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 4,444 4,464
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 8,505 8,568
L1739140.UP.FTS.B , 21 .45% , 9/20/26 .... 1,787 1,732
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 4,121 4,181
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 4,119 4,147
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 3,269 3,286
L1915560.UP.FTS.B , 20 .46% , 10/25/26 ... 2,959 3,005
L1914682.UP.FTS.B , 21 .49% , 10/25/26 ... 9,923 9,946
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 3,106 3,151
FW1915175.UP.FTS.B , 23 .46% , 10/25/26 . 926 926
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 7,312 7,426
L1915604.UP.FTS.B , 24 .04% , 10/25/26 ... 674 684
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 1,736 1,763
FW1908593.UP.FTS.B , 28 .41% , 10/25/26 . 13,448 13,629
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 2,677 2,718
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 9,550 9,501
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 21,420 21,311
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 2,745 2,739
FW2055257.UP.FTS.B , 11 .51% , 11/16/26 . 5,873 1,508
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 8,968 8,949
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 6,753 6,738
L2054559.UP.FTS.B , 14 .24% , 11/16/26 ... 5,342 5,059
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 1,779 1,685
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 5,188 5,200
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 8,672 8,645
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 2,609 2,615
FW2053732.UP.FTS.B , 16 .83% , 11/16/26 . 586 588
L2056373.UP.FTS.B , 17 .2% , 11/16/26 .... 5,297 5,309
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 1,240 1,234
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 10,763 10,810
L2052101.UP.FTS.B , 20 .05% , 11/16/26 ... 15,136 15,202
L2056569.UP.FTS.B , 22 .59% , 11/16/26 ... 9,203 2,569
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 2,809 2,827
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 627 636
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 1,293 1,249
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 889 901
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... 766 775
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 954 967
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 1,280 1,298
FW2056482.UP.FTS.B , 26 .96% , 11/16/26 . 3,535 535
FW2053471.UP.FTS.B , 27 .97% , 11/16/26 . 1,416 6
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 2,965 3,006

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . $ 6,053 $ 6,109
FW2055364.UP.FTS.B , 30 .66% , 11/16/26 . 5,435 5,248
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 801 812
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 6,253 6,337
L2055269.UP.FTS.B , 19 .56% , 11/20/26 ... 13,702 13,760
L2242254.UP.FTS.B , 7 .13% , 12/13/26 .... 5,444 5,411
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 8,337 8,292
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 8,590 8,565
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... 6,861 6,841
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 4,032 4,016
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 12,690 12,653
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 3,293 3,115
L2241856.UP.FTS.B , 13 .04% , 12/13/26 ... 8,589 8,563
L2241825.UP.FTS.B , 13 .8% , 12/13/26 .... 16,819 16,759
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 9,737 9,709
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 6,750 6,731
L2241610.UP.FTS.B , 15 .37% , 12/13/26 ... 4,473 4,469
FW2241807.UP.FTS.B , 16 .84% , 12/13/26 . 4,912 4,793
L2242447.UP.FTS.B , 16 .94% , 12/13/26 ... 3,320 3,322
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 5,144 5,149
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 9,100 9,106
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 1,578 1,577
L2242430.UP.FTS.B , 18 .29% , 12/13/26 ... 2,238 2,210
L2242547.UP.FTS.B , 18 .45% , 12/13/26 ... 842 832
L2242119.UP.FTS.B , 18 .59% , 12/13/26 ... 2,749 2,750
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 8,186 8,266
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 4,788 4,792
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 13,756 13,921
L2241640.UP.FTS.B , 22 .44% , 12/13/26 ... 1,906 1,929
L2241949.UP.FTS.B , 22 .97% , 12/13/26 ... 3,309 11
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 3,536 3,571
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 3,740 3,776
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 2,237 2,241
L2242478.UP.FTS.B , 25 .01% , 12/13/26 ... 1,624 117
L2242322.UP.FTS.B , 25 .22% , 12/13/26 ... 602 607
L2242383.UP.FTS.B , 25 .22% , 12/13/26 ... 5,859 5,873
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 1,151 1,153
L2242162.UP.FTS.B , 25 .7% , 12/13/26 .... 1,113 1,124
FW2242493.UP.FTS.B , 26 .46% , 12/13/26 . 1,520 107
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 3,109 3,146
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 2,458 708
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 3,334 3,373
FW2242580.UP.FTS.B , 31 .01% , 12/13/26 . 750 759
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . 3,135 3,170
L2242361.UP.FTS.B , 9 .11% , 12/15/26 .... 10,521 10,444
L2240058.UP.FTS.B , 26 .7% , 12/27/26 .... 5,463 5,519
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 24,787 24,615
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 1,920 1,906
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 3,342 3,318
L2464484.UP.FTS.B , 6 .65% , 1/19/27 .... 2,498 642
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 2,796 2,777
L2465776.UP.FTS.B , 7 .08% , 1/19/27 .... 8,406 8,349
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 11,275 11,220
L2465633.UP.FTS.B , 8 .28% , 1/19/27 .... 1,135 1,130
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 2,425 624
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 5,442 5,416
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 6,058 6,029
L2465458.UP.FTS.B , 9 .24% , 1/19/27 .... 1,433 1,422
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2465589.UP.FTS.B , 9 .29% , 1/19/27 .... $ 3,723 $ 3,705
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 11,544 11,517
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 1,447 1,441
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 4,645 4,635
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 2,923 2,916
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 3,508 3,500
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 5,468 5,443
FW2465337.UP.FTS.B , 15 .21% , 1/19/27 .. 1,423 1,411
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 948 902
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 2,160 2,156
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 13,755 13,758
L2466099.UP.FTS.B , 19 .62% , 1/19/27 .... 3,323 3,298
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 1,916 1,923
L2466007.UP.FTS.B , 21 .7% , 1/19/27 .... 2,972 2,983
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,977 2,000
L2464129.UP.FTS.B , 23 .98% , 1/19/27 .... 11,335 1,714
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 2,939 2,977
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 2,252 2,172
FW2465954.UP.FTS.B , 25 .21% , 1/19/27 .. 1,855 1,873
FW2465199.UP.FTS.B , 25 .54% , 1/19/27 .. 3,052 463
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 3,095 3,126
FW2464742.UP.FTS.B , 26 .31% , 1/19/27 .. 929 938
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... 4,077 4,133
FW2466130.UP.FTS.B , 28 .33% , 1/19/27 .. 1,370 1,376
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 983 985
FW2464452.UP.FTS.B , 30 .15% , 1/19/27 .. 1,080 1,042
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 1,389 1,408
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 975 988
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 1,199 1,214
FW2466073.UP.FTS.B , 30 .97% , 1/19/27 .. 696 706
FW2465572.UP.FTS.B , 30 .98% , 1/19/27 .. 2,572 2,479
FW2465216.UP.FTS.B , 31 .14% , 1/19/27 .. 891 62
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 4,347 4,406
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 4,063 4,111
L2635721.UP.FTS.B , 6% , 2/22/27 ....... 2,214 2,193
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 5,733 5,693
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 4,371 4,341
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 7,028 6,993
L2675123.UP.FTS.B , 8 .62% , 2/22/27 .... 4,228 283
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 4,126 4,105
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 4,022 4,002
FW2675906.UP.FTS.B , 9 .67% , 2/22/27 ... 33,596 2,433
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 17,027 16,971
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 20,414 20,360
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 5,160 5,141
FW2675303.UP.FTS.B , 12 .76% , 2/22/27 .. 9,456 9,415
L2676179.UP.FTS.B , 13 .92% , 2/22/27 .... 9,260 9,235
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 2,848 2,840
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 4,322 4,310
FW2675787.UP.FTS.B , 15 .6% , 2/22/27 ... 5,948 5,951
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 2,828 2,832
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 3,021 3,012
FW2675367.UP.FTS.B , 16 .08% , 2/22/27 .. 6,298 6,305
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 9,900 9,908
FW2676101.UP.FTS.B , 16 .63% , 2/22/27 .. 6,897 6,904
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 14,226 14,207
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 3,168 3,172
L2676056.UP.FTS.B , 17 .4% , 2/22/27 .... 2,549 2,552

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2675381.UP.FTS.B , 18 .91% , 2/22/27 .... $ 10,766 $ 820
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 33,480 33,426
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 7,022 7,040
FW2675598.UP.FTS.B , 19 .23% , 2/22/27 .. 3,885 3,896
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 23,322 23,386
FW2675827.UP.FTS.B , 19 .75% , 2/22/27 .. 2,797 2,800
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 3,917 3,915
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 5,033 5,032
L2675752.UP.FTS.B , 21 .22% , 2/22/27 .... 2,193 330
L2676182.UP.FTS.B , 21 .37% , 2/22/27 .... 1,357 1,341
L2675531.UP.FTS.B , 21 .9% , 2/22/27 .... 10,522 10,545
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 2,895 2,925
FW2674944.UP.FTS.B , 22 .84% , 2/22/27 .. 6,012 6,089
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 4,106 4,152
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 2,009 2,035
L2675554.UP.FTS.B , 23 .55% , 2/22/27 .... 6,712 6,798
L2676113.UP.FTS.B , 24 .05% , 2/22/27 .... 14,925 1,061
FW2675485.UP.FTS.B , 24 .08% , 2/22/27 .. 2,966 3,004
FW2676351.UP.FTS.B , 24 .32% , 2/22/27 .. 3,790 3,834
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 2,031 2,057
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,819 1,841
FW2676003.UP.FTS.B , 25 .6% , 2/22/27 ... 1,389 1,402
FW2675282.UP.FTS.B , 26 .25% , 2/22/27 .. 34,188 34,615
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 658 658
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 2,276 2,305
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 2,278 2,306
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 4,983 5,045
FW2675991.UP.FTS.B , 27 .58% , 2/22/27 .. 1,729 1,751
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 4,909 4,967
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 993 995
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 1,261 1,262
FW2670166.UP.FTS.B , 31 .29% , 2/22/27 .. 1,931 6
FW2675064.UP.FTS.B , 31 .47% , 2/22/27 .. 2,303 –
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 6,853 6,938
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 5,500 5,567
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 6,371 6,449
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 2,320 2,341
L2057382.UP.FTS.B , 22 .46% , 4/16/27 .... 1,463 1,434
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 5,020 4,816
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 1,464 1,479
L2980992.UP.FTS.B , 5 .74% , 4/20/27 .... 4,813 4,780
L2982277.UP.FTS.B , 7 .61% , 4/20/27 .... 5,322 5,286
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 6,245 6,218
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 13,154 12,838
L2981666.UP.FTS.B , 17 .74% , 4/20/27 .... 31,765 30,810
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 1,519 1,444
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 8,198 8,188
FW2980149.UP.FTS.B , 20 .02% , 4/20/27 .. 3,892 3,696
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 16,254 16,194
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 10,371 10,482
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 2,289 2,309
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... 6,942 6,930
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 2,150 2,169
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 2,379 2,400
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 21,801 21,996
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 1,091 1,101
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 3,825 1,125
FW2980005.UP.FTS.B , 30 .65% , 4/20/27 .. 1,093 1,105
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. $ 1,701 $ 1,717
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 7,001 7,064
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 7,899 7,845
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 5,213 5,196
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 2,541 2,535
L2233875.UP.FTS.B , 22 .25% , 5/13/27 .... 23,290 –
L2242418.UP.FTS.B , 25 .33% , 5/13/27 .... 9,176 8,837
L2465861.UP.FTS.B , 5 .83% , 6/19/27 .... 16,597 15,592
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 30,045 29,798
FW2465871.UP.FTS.B , 12 .64% , 6/19/27 .. 5,978 5,945
L2465393.UP.FTS.B , 22 .66% , 6/19/27 .... 17,087 –
L2465105.UP.FTS.B , 22 .96% , 6/19/27 .... 37,586 5,790
FW1739404.UP.FTS.B , 26 .55% , 7/20/27 .. 1,855 1,881
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 15,934 15,850
FW2676135.UP.FTS.B , 19 .68% , 7/22/27 .. 37,777 5,409
L2676160.UP.FTS.B , 25 .17% , 7/22/27 .... 9,563 9,650
FW2675109.UP.FTS.B , 27 .79% , 7/22/27 .. 5,441 5,471
FW2675392.UP.FTS.B , 28 .93% , 7/22/27 .. 1,599 470
FW2981809.UP.FTS.B , 26 .39% , 9/20/27 .. 3,826 –
L2465923.UP.FTS.B , 24 .48% , 11/19/27 ... 32,105 8,679
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 5,743 5,754
1,337,826
Total Marketplace Loans (Cost $ 2,660,972 ) ......
$2,312,467

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
At June 30, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At June 30, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 41 $ 4,509,359 9/19/24 $ 76,817
U.S. Treasury 10 Year Ultra Notes ................ Short 41 4,654,781 9/19/24 (74,128)
U.S. Treasury 5 Year Notes ..................... Long 99 10,551,234 9/30/24 119,328
U.S. Treasury Long Bonds ..................... Short 25 2,957,812 9/19/24 (66,443)
U.S. Treasury Ultra Bonds ...................... Long 8 1,002,750 9/19/24 36,737
Total Futures Contracts ...................................................................... $92,311
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 375,000 401,226 7/22/24 $ — $ (813)
Columbian Peso .... JPHQ Sell 5,400,000,000 1,339,246 8/20/24 45,724 —
Euro ............. JPHQ Sell 750,000 818,446 8/20/24 13,205 —
Euro ............. JPHQ Sell 166,000 178,720 8/23/24 466 —
Japanese Yen ...... JPHQ Buy 109,000,000 738,933 10/04/24 — (51,472)
Total Forward Exchange Contracts ................................................... $59,395 $(52,285)
Net unrealized appreciation (depreciation) ............................................ $7,110
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
At June 30, 2024 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
See Note 10 regarding other derivative information.
See Abbreviations on page 54 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 7,750,000 $ 496,803 $ (2,501) $ 499,304
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $496,803 $(2,501) $499,304
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,230,000 (7,566) (132,356) 124,790 BB
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 42,040 (9,545) 51,585
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $34,474 $(141,901) $176,375
Total Credit Default Swap Contracts .................................... $531,277 $ (144,402) $675,679
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $307,929,616
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 6,628,415
Value - Unaffiliated issuers (Includes securities loaned of $629,164) ................................... $292,949,618
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 6,628,415
Cash .................................................................................... 648,238
Receivables:
Investment securities sold ................................................................... 689,734
Capital shares sold ........................................................................ 240,743
Dividends and interest ..................................................................... 2,833,413
Deposits with brokers for:
Futures contracts ........................................................................ 125,285
Centrally cleared swap contracts ............................................................ 526,579
Variation margin on futures contracts ........................................................... 9,892
Unrealized appreciation on OTC forward exchange contracts .......................................... 59,395
Unrealized appreciation on OTC swap contracts .................................................... 176,375
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 305,023,528
Liabilities:
Payables:
Investment securities purchased .............................................................. 16,929,873
Capital shares redeemed ................................................................... 142,793
Management fees ......................................................................... 145,370
Distribution fees .......................................................................... 25,395
Trustees' fees and expenses ................................................................. 728
Variation margin on centrally cleared swap contracts ............................................... 5,881
OTC swap contracts (upfront receipts $269,825) ................................................... 141,901
Unrealized depreciation on OTC forward exchange contracts .......................................... 52,285
Accrued expenses and other liabilities ........................................................... 219,255
Total liabilities ......................................................................... 17,663,481
Net assets, at value ................................................................. $287,360,047
Net assets consist of:
Paid-in capital ............................................................................. $384,446,457
Total distributable earnings (losses) ............................................................. (97,086,410)
Net assets, at value ................................................................. $287,360,047

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $177,016,447
Shares outstanding ........................................................................ 19,489,633
Net asset value and maximum offering price per share
a
............................................. $9.08
Class 2:
Net assets, at value ....................................................................... $73,960,624
Shares outstanding ........................................................................ 8,493,496
Net asset value and maximum offering price per share
a
............................................. $8.71
Class 4:
Net assets, at value ....................................................................... $36,382,976
Shares outstanding ........................................................................ 4,032,798
Net asset value and maximum offering price per share
a
............................................. $9.02
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,538
Non-controlled affiliates (Note 3 e ) ............................................................. 190,511
Interest:
Unaffiliated issuers ........................................................................ 7,528,898
Income from securities loaned:
Unaffiliated entities (net of fees and rebates ) ..................................................... 268
Total investment income ................................................................... 7,732,215
Expenses:
Management fees (Note 3 a ) ................................................................... 894,892
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 90,398
    Class 4 ................................................................................ 63,287
Custodian fees ............................................................................. 912
Reports to shareholders fees .................................................................. 6,464
Professional fees ........................................................................... 55,320
Trustees' fees and expenses .................................................................. 1,965
Marketplace lending fees (Note 1 i ) .............................................................. 143,771
Other .................................................................................... 62,100
Total expenses ......................................................................... 1,319,109
Expenses waived/paid by affiliates (Note 3e) ................................................... (12,870)
Net expenses ......................................................................... 1,306,239
Net investment income ................................................................ 6,425,976
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ...................................................................... (501,859)
Non-controlled affiliates (Note 3e ) ........................................................... (1,084,209)
Foreign currency transactions ................................................................ 1,070
Forward exchange contracts ................................................................. (184,858)
Futures contracts ......................................................................... 13,885
TBA sale commitments ..................................................................... 30,544
Swap contracts ........................................................................... 427,738
Net realized gain (loss) .................................................................. (1,297,689)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,017,557)
Non-controlled affiliates (Note 3e ) ........................................................... 872,460
Translation of other assets and liabilities denominated in foreign currencies .............................. (2,212)
Forward exchange contracts ................................................................. 123,473
Futures contracts ......................................................................... (292,137)
Swap contracts ........................................................................... (64,978)
Change in deferred tax benefit ............................................................... 1,382
Net change in unrealized appreciation (depreciation) ............................................ (1,379,569)
Net realized and unrealized gain (loss) ............................................................ (2,677,258)
Net increase (decrease) in net assets resulting from operations .......................................... $3,748,718
*
Includes losses from redemption in-kind (Note 12 ).

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Franklin Strategic Income VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,425,976 $13,477,348
Net realized gain (loss) ................................................. (1,297,689) (12,342,789)
Net change in unrealized appreciation (depreciation) ........................... (1,379,569) 22,010,128
Net increase (decrease) in net assets resulting from operations ................ 3,748,718 23,144,687
Distributions to shareholders:
Class 1 ............................................................. (8,092,061) (8,689,427)
Class 2 ............................................................. (3,314,844) (3,367,493)
Class 4 ............................................................. (1,550,557) (1,589,451)
Total distributions to shareholders .......................................... (12,957,462) (13,646,371)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 214,874 (13,339,042)
Class 2 ............................................................. 2,962,581 (2,438,182)
Class 4 ............................................................. 1,347,133 (2,479,463)
Total capital share transactions ............................................ 4,524,588 (18,256,687)
Net increase (decrease) in net assets ................................... (4,684,156) (8,758,371)
Net assets:
Beginning of period ..................................................... 292,044,203 300,802,574
End of period .......................................................... $287,360,047 $292,044,203

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Strategic Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Strategic Income VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2024, 74.5% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2024, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
See Note 10 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Additionally, at June 30, 2024, the Fund held $666,673
in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund's custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income
from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned,
net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
f. Business Development Companies
The Fund may invest in securities of closed-end investment
companies that have elected to be treated as a business
development company under the 1940 Act. The Fund
may purchase a business development company to gain
exposure to the securities in the underlying portfolio. The
risks of owning a business development company generally
reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their
value.
g. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
1. Organization and Significant Accounting Policies
(continued)
g. Mortgage Dollar Rolls
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
k. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 432,749 $4,058,332 648,257 $5,911,104
Shares issued in reinvestment of distributions .......... 891,196 8,092,061 969,802 8,689,427
Shares redeemed ............................... (1,274,304) (11,935,519) (3,059,801) (27,939,573)
Net increase (decrease) .......................... 49,641 $214,874 (1,441,742) $(13,339,042)
Class 2 Shares:
Shares sold ................................... 934,852 $8,415,174 1,067,725 $9,356,499
Shares issued in reinvestment of distributions .......... 381,017 3,314,844 391,114 3,367,491
Shares redeemed ............................... (976,203) (8,767,437) (1,733,208) (15,162,172)
Net increase (decrease) .......................... 339,666 $2,962,581 (274,369) $(2,438,182)
Class 4 Shares:
Shares sold ................................... 230,596 $2,140,968 189,962 $1,705,548
Shares issued in reinvestment of distributions .......... 171,902 1,550,557 178,389 1,589,451
Shares redeemed ............................... (252,631) (2,344,392) (638,200) (5,774,462)
Net increase (decrease) .......................... 149,867 $1,347,133 (269,849) $(2,479,463)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums, derivative financial instruments and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$139,419,052 and $122,231,272, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Credit
BDC .................. $— $523,504 $— $— $— $523,504 20,940 $—
Franklin Floating Rate Income
Fund .................. 9,243,211 — (9,031,462)
a
(1,084,209) 872,460 — — 56,658
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% 6,941,880 28,250,661 (29,087,630) — — 6,104,911 6,104,911 133,853
Total Affiliated Securities ... $16,185,091 $28,774,165 $(38,119,092) $(1,084,209) $872,460 $6,628,415 $190,511
a
Includes in-kind activity. See Note 12 .
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,405,721
Long term ................................................................................ 75,498,219
Total capital loss carryforwards ............................................................... $84,903,940
Cost of investments .......................................................................... $316,317,483
Unrealized appreciation ........................................................................ $3,472,459
Unrealized depreciation ........................................................................ (19,581,211)
Net unrealized appreciation (depreciation) .......................................................... $(16,108,752)
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
6. Credit Risk and Defaulted Securities
At June 30, 2024, the Fund had 30.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2024, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,767 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,860 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of June 30, 2024.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
9. Unfunded Capital Commitments
The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date.
The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment.
In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statement of Assets and Liabilities and the Statement of Operations.
At June 30, 2024, the Fund had an unfunded capital commitment with a maximum amount of $2,101,496, for which no depreciation has been recognized.
10. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 232,882
a
Variation margin on futures
contracts
$ 140,571
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
59,395 Unrealized depreciation on OTC
forward exchange contracts
52,285
Credit contracts ............
Variation margin on centrally
cleared swap contracts
499,304
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
141,901
Unrealized appreciation on OTC
swap contracts
176,375 Unrealized depreciation on OTC
swap contracts
—
Total .................... $967,956 $334,757
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of futures contracts and swap contracts represented $35,250,066 and $11,394,286. The average month end contract value of forward exchange contracts was $4,013,723.
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 54 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
12. Redemption In-Kind
During the period ended June 30, 2024, the Fund realized $1,084,209 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $13,885 Futures contracts $(292,137)
Foreign exchange contracts .....
Forward exchange contracts (184,858) Forward exchange contracts 123,473
Credit contracts ...............
Swap contracts 427,738 Swap contracts (64,978)
Total ....................... $256,765 $(233,642)
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Hotels, Restaurants & Leisure ............. — 882 — 882
Machinery ............................ — 76,430 — 76,430
Oil, Gas & Consumable Fuels ............. 2,922 38,119 — 41,041
Management Investment Companies ......... — 523,504 — 523,504
Preferred Stocks ......................... — 281 — 281
Warrants ............................... — — 11 11
Corporate Bonds :
Aerospace & Defense ................... — 1,894,447 — 1,894,447
Air Freight & Logistics ................... — 804,640 — 804,640
Automobile Components ................. — 3,954,388 — 3,954,388
Automobiles .......................... — 917,424 — 917,424
Banks ............................... — 18,170,830 — 18,170,830
Beverages ........................... — 922,065 — 922,065
Biotechnology ......................... — 1,241,851 — 1,241,851
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 2,651,582 — 2,651,582
Capital Markets ........................ — 6,740,670 — 6,740,670
Chemicals ........................... — 4,802,570 — 4,802,570
Commercial Services & Supplies ........... — 3,445,449 — 3,445,449
Construction & Engineering ............... — 743,651 — 743,651
Construction Materials .................. — 732,363 — 732,363
Consumer Finance ..................... — 1,905,701 — 1,905,701
Consumer Staples Distribution & Retail ...... — 1,580,936 — 1,580,936
Containers & Packaging ................. — 4,137,339 — 4,137,339
Distributors ........................... — 721,278 — 721,278
Diversified Consumer Services ............ — 723,448 — 723,448
Diversified REITs ...................... — 1,464,972 — 1,464,972
Diversified Telecommunication Services ..... — 2,957,281 — 2,957,281
Electric Utilities ........................ — 6,124,133 — 6,124,133
Electrical Equipment .................... — 1,028,637 — 1,028,637
Electronic Equipment, Instruments &
Components ........................ — 1,893,351 — 1,893,351
Energy Equipment & Services ............. — 1,231,073 — 1,231,073
Entertainment ......................... — 646,036 — 646,036

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Financial Services ...................... $ — $ 2,961,762 $ — $ 2,961,762
Food Products ........................ — 2,871,295 — 2,871,295
Gas Utilities .......................... — 197,172 — 197,172
Ground Transportation .................. — 2,427,073 — 2,427,073
Health Care Equipment & Supplies ......... — 2,409,957 — 2,409,957
Health Care Providers & Services .......... — 7,591,037 — 7,591,037
Health Care REITs ..................... — 767,330 — 767,330
Health Care Technology ................. — 812,715 — 812,715
Hotel & Resort REITs ................... — 1,075,850 — 1,075,850
Hotels, Restaurants & Leisure ............. — 5,279,369 — 5,279,369
Household Durables .................... — 1,611,868 — 1,611,868
Household Products .................... — 521,764 — 521,764
Independent Power and Renewable Electricity
Producers .......................... — 4,339,175 — 4,339,175
Insurance ............................ — 6,022,626 — 6,022,626
Interactive Media & Services .............. — 773,543 — 773,543
IT Services ........................... — 2,146,445 — 2,146,445
Life Sciences Tools & Services ............ — 596,902 — 596,902
Machinery ............................ — 1,772,930 — 1,772,930
Media ............................... — 5,036,056 — 5,036,056
Metals & Mining ....................... — 2,463,296 — 2,463,296
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,016,984 — 1,016,984
Multi-Utilities .......................... — 1,666,600 — 1,666,600
Oil, Gas & Consumable Fuels ............. — 18,691,391 — 18,691,391
Paper & Forest Products ................. — 938,007 — 938,007
Passenger Airlines ..................... — 1,560,241 — 1,560,241
Personal Care Products ................. — 2,880,547 — 2,880,547
Pharmaceuticals ....................... — 3,742,866 — 3,742,866
Residential REITs ...................... — 425,648 — 425,648
Software ............................. — 739,630 — 739,630
Specialized REITs ...................... — 916,741 — 916,741
Specialty Retail ........................ — 191,242 — 191,242
Technology Hardware, Storage & Peripherals . — 1,061,266 — 1,061,266
Textiles, Apparel & Luxury Goods .......... — 1,892,657 — 1,892,657
Tobacco ............................. — 2,176,412 — 2,176,412
Trading Companies & Distributors .......... — 3,531,243 — 3,531,243
Transportation Infrastructure .............. — 114,923 — 114,923
Wireless Telecommunication Services ....... — 1,558,776 — 1,558,776
Senior Floating Rate Interests ............... — 7,576,726 — 7,576,726
Marketplace Loans ....................... — — 2,312,467 2,312,467
Foreign Government and Agency Securities .... — 5,748,243 — 5,748,243
U.S. Government and Agency Securities ....... — 56,589,311 — 56,589,311
Asset-Backed Securities ................... — 10,637,254 — 10,637,254
Commercial Mortgage-Backed Securities ...... — 1,457,267 — 1,457,267
Mortgage-Backed Securities ................ — 34,974,106 — 34,974,106
Residential Mortgage-Backed Securities ....... — 7,303,387 — 7,303,387
Escrows and Litigation Trusts ............... — 12,758 —
a
12,758
Short Term Investments ................... 6,104,911 — — 6,104,911
Total Investments in Securities ........... $6,107,833 $291,157,722 $2,312,478 $299,578,033
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2024, the reconciliation is as follows:
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $59,395 $— $59,395
Futures Contracts ....................... 232,882 — — 232,882
Swap Contracts ......................... — 675,679 — 675,679
Total Other Financial Instruments ......... $232,882 $735,074 $— $967,956
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $52,285 $— $52,285
Futures Contracts ........................ 140,571 — — 140,571
Total Other Financial Instruments ......... $140,571 $52,285 $— $192,856
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Warrants :
Machinery ......... — 132 — — — — — (121) 11 (121)
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 3,684,351 1,337 (1,369,234) — — — (23,645) 19,658 2,312,467 (98,691)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $3,684,351 $1,469 $(1,369,234) $— $— $— $(23,645) $19,537 $2,312,478 $(98,812)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Cu r rency
COP
Colombian Peso
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
MSCI
Morgan Stanley Capital International
Selected Portfolio
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Strategic Income VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and
10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 8.37% for the one-
year period. The Board concluded that the Fund’s performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and ten other multi-sector income funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group.
The Board noted management’s explanation that the Fund currently has a slightly higher than median Management Rate and actual total expense ratio (two basis points and 3.6 basis points, respectively) that are primarily due to an increase in non-
management expenses, which is driven by an increase in service fees for Marketplace Loan Investments and a miscellaneous expense due to under accrual of prior year expenses. After consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term.
The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4884-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
U.S. Government
Securities VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.62 $10.44 $11.85 $12.37 $12.34 $12.07
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.20 0.12 0.22 0.27
Net realized and unrealized gains (losses) (0.19) 0.21 (1.32) (0.32) 0.28 0.38
Total from investment operations ........ (0.04) 0.49 (1.12) (0.20) 0.50 0.65
Less distributions from:
Net investment income .............. (0.34) (0.31) (0.29) (0.32) (0.47) (0.38)
Net asset value, end of period .......... $10.24 $10.62 $10.44 $11.85 $12.37 $12.34
Total return
c
....................... (0.35)% 4.76% (9.50)% (1.62)% 4.08% 5.47%
Ratios to average net assets
d
Expenses ......................... 0.53% 0.52%
e
0.49%
e
0.53%
e
0.53%
e
0.51%
e
Net investment income ............... 2.95% 2.70% 1.79% 1.03% 1.81% 2.23%
Supplemental data
Net assets , end of period (000’s) ........ $33,945 $35,731 $37,066 $45,733 $52,307 $54,104
Portfolio turnover rate ................ 2.97% 16.46% 9.28% 80.81% 56.32% 24.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.36 $10.19 $11.57 $12.08 $12.05 $11.79
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.25 0.16 0.09 0.19 0.24
Net realized and unrealized gains (losses) (0.18) 0.20 (1.28) (0.31) 0.27 0.37
Total from investment operations ........ (0.04) 0.45 (1.12) (0.22) 0.46 0.61
Less distributions from:
Net investment income .............. (0.32) (0.28) (0.26) (0.29) (0.43) (0.35)
Net asset value, end of period .......... $10.00 $10.36 $10.19 $11.57 $12.08 $12.05
Total return
c
....................... (0.42)% 4.47% (9.75)% (1.83)% 3.83% 5.23%
Ratios to average net assets
d
Expenses ......................... 0.78% 0.77%
e
0.74%
e
0.78%
e
0.78%
e
0.76%
e
Net investment income ............... 2.70% 2.45% 1.53% 0.78% 1.56% 1.98%
Supplemental data
Net assets , end of period (000’s) ........ $503,809 $522,181 $555,028 $730,340 $771,332 $771,866
Portfolio turnover rate ................ 2.97% 16.46% 9.28% 80.81% 56.32% 24.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.0%
Oil, Gas & Consumable Fuels 1.0%
Reliance Industries Ltd.,
Senior Bond , 2.512% , 1/15/26 .......................... India 2,625,000 $ 2,558,888
Senior Note , 1.87% , 1/15/26 ........................... India 1,473,684 1,424,673
Senior Note , 2.06% , 1/15/26 ........................... India 1,250,000 1,218,589
5,202,150
Total Corporate Bonds (Cost $ 5,321,795 ) .......................................
5,202,150
Foreign Government and Agency Securities 0.0%
†
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 329,000 316,947
Total Foreign Government and Agency Securities (Cost $ 324,796 ) ................
316,947
U.S. Government and Agency Securities 14.8%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,728,253
U.S. International Development Finance Corp. (The) , 4.01%, 5/15/30
United States 1,080,000 1,046,649
U.S. Treasury Notes ,
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 8,379,811
2.375%, 8/15/24 ..................................... United States 22,000,000 21,916,776
2.25%, 8/15/27 ..................................... United States 34,040,000 31,810,779
0.625%, 8/15/30 ..................................... United States 8,500,000 6,813,945
Total U.S. Government and Agency Securities (Cost $ 84,789,414 ) .................
79,696,213
Mortgage-Backed Securities 75.1%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%
FHLMC , 7.06%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 ... United States 43,965 44,075
FHLMC , 6.334% - 7.535%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 .......... United States 3,555,435 3,622,341
3,666,416
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.8%
FHLMC Gold Pool, 15 Year , 4.5%, 3/01/25 - 4/01/25 ........... United States 16,107 15,992
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 .................. United States 805,905 771,617
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................... United States 135,021 119,297
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 .................. United States 21,402 19,470
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 ............ United States 2,030,167 1,918,108
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ........... United States 592,530 576,170
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ............. United States 1,840,141 1,822,976
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ........... United States 353,034 354,879
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ............. United States 329,796 334,890
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ........... United States 92,811 95,539
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ............. United States 26,768 27,569
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 .................. United States 44,173 46,358
FHLMC Pool, 30 Year , 2%, 1/01/51 ........................ United States 4,337,126 3,438,371
FHLMC Pool, 30 Year , 4%, 11/01/45 ....................... United States 7,268,293 6,807,759
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ....................... United States 2,191,946 2,108,740
FHLMC Pool, 30 Year , 4.5%, 10/01/52 ...................... United States 14,136,978 13,343,761
FHLMC Pool, 30 Year , 5%, 12/01/52 ....................... United States 13,676,773 13,242,048
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ....................... United States 13,299,296 13,140,245
58,183,789
b
Federal National Mortgage Association (FNMA) Adjustable Rate 1.9%
FNMA , 4.414% - 5.736%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................... United States 20,735 20,357
FNMA , 6.841%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 ...................... United States 3,226,986 3,324,122

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.858% - 7.472%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 113,443 $ 113,377
FNMA , 5.426% - 7.532%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 12/01/24 - 3/01/37 ......... United States 182,582 183,065
FNMA , 5.425% - 7.754%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 .......... United States 4,717,718 4,802,024
FNMA , 3.884% - 7.894%, ( 1-year CMT T-Note +/- MBS Margin),
11/01/24 - 12/01/40 .................................. United States 2,181,427 2,221,491
10,664,436
Federal National Mortgage Association (FNMA) Fixed Rate 20.0%
FNMA , 2.64%, 7/01/25 ................................. United States 2,220,166 2,156,024
FNMA , 2.77%, 4/01/25 ................................. United States 3,500,000 3,417,600
FNMA , 3.28%, 7/01/27 ................................. United States 4,000,000 3,821,887
FNMA , 5.5%, 4/01/34 .................................. United States 259,486 256,897
FNMA, 15 Year , 2%, 9/01/35 ............................. United States 1,892,704 1,679,174
FNMA, 15 Year , 3%, 9/01/37 ............................. United States 10,701,318 9,901,773
FNMA, 15 Year , 5.5%, 1/01/25 ........................... United States 760 762
FNMA, 30 Year , 2.5%, 8/01/51 ........................... United States 8,614,984 7,077,191
FNMA, 30 Year , 2.5%, 9/01/51 ........................... United States 19,048,177 15,643,101
FNMA, 30 Year , 2.5%, 11/01/51 ........................... United States 4,409,375 3,618,882
FNMA, 30 Year , 2.5%, 12/01/51 ........................... United States 6,023,211 4,940,418
FNMA, 30 Year , 2.5%, 2/01/52 ........................... United States 7,915,561 6,488,861
FNMA, 30 Year , 3%, 12/01/42 ............................ United States 48,189 42,705
FNMA, 30 Year , 3%, 7/01/51 ............................. United States 3,744,623 3,206,779
FNMA, 30 Year , 3%, 9/01/51 ............................. United States 3,201,886 2,735,382
FNMA, 30 Year , 3.5%, 7/01/45 ........................... United States 8,396,344 7,639,765
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 ...................... United States 1,976,502 1,865,322
FNMA, 30 Year , 4%, 9/01/52 ............................. United States 14,344,180 13,146,317
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................... United States 1,816,750 1,762,012
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 ...................... United States 1,174,830 1,160,910
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................... United States 783,060 786,632
FNMA, 30 Year , 5.5%, 3/01/54 ........................... United States 3,786,009 3,735,408
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 ...................... United States 570,833 578,293
FNMA, 30 Year , 6%, 8/01/53 ............................. United States 11,046,203 11,086,800
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................... United States 80,303 83,165
FNMA, 30 Year , 7.5%, 8/01/25 ........................... United States 237 236
FNMA, 30 Year , 8%, 7/01/24 - 9/01/24 ...................... United States 19 19
FNMA, 30 Year , 9%, 10/01/26 ............................ United States 16,677 16,699
106,849,014
Government National Mortgage Association (GNMA) Fixed Rate 41.7%
GNMA I, 30 Year , 5%, 9/15/40 ............................ United States 6,512,942 6,477,082
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................... United States 194,455 197,912
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................... United States 153,511 157,895
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 .................. United States 71,006 72,531
GNMA I, 30 Year , 7%, 12/15/28 ........................... United States 3,187 3,248
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 .................. United States 56,764 58,865
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ................. United States 197,740 176,658
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ......... United States 2,955,902 2,778,571
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ........ United States 4,415,729 4,310,096
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ........ United States 1,457,307 1,482,918
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 .......... United States 578,298 592,163
GNMA I, Single-family, 30 Year , 6.5%, 2/15/26 - 5/15/37 ........ United States 272,586 278,389
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ......... United States 21,541 21,773
GNMA I, Single-family, 30 Year , 7.5%, 11/15/26 - 11/15/27 ....... United States 2,443 2,449
GNMA I, Single-family, 30 Year , 8.5%, 9/15/24 - 12/15/24 ........ United States 173 173

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 2%, 10/20/50 ................ United States 6,544,158 $ 5,303,291
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ................. United States 4,648,741 3,765,267
GNMA II, Single-family, 30 Year , 2%, 12/20/51 ................ United States 10,370,136 8,399,223
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ................. United States 6,583,786 5,334,284
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............... United States 10,241,607 8,613,341
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............... United States 4,336,966 3,647,438
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............... United States 29,078,605 24,462,071
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 .............. United States 9,552,425 8,033,632
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ........ United States 2,807,096 2,492,251
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ................. United States 5,293,216 4,684,836
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ................. United States 14,408,852 12,583,147
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ................. United States 5,579,211 4,871,120
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ................. United States 13,806,900 12,045,047
GNMA II, Single-family, 30 Year , 3%, 10/20/51 ................ United States 15,084,762 13,159,761
GNMA II, Single-family, 30 Year , 3%, 11/20/51 ................ United States 17,680,565 15,424,216
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............... United States 5,764,271 5,289,132
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 .............. United States 3,509,407 3,220,480
GNMA II, Single-family, 30 Year , 3.5%, 12/20/42 .............. United States 2,751,294 2,524,781
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............... United States 4,700,957 4,313,753
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............... United States 8,524,392 7,750,793
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............... United States 14,212,867 12,916,599
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ....... United States 10,814,561 9,911,907
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 .............. United States 3,832,192 3,479,206
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ......... United States 6,219,070 5,893,872
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 ...... United States 8,419,590 8,208,714
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ......... United States 3,426,740 3,426,736
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ........ United States 1,411,406 1,442,160
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............... United States 5,472,250 5,432,935
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ......... United States 915,848 945,886
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ....... United States 113,967 116,434
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ................. United States 2,805 2,906
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 11/20/26 ...... United States 3,963 3,969
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ................. United States 690 696
224,310,607
Total Mortgage-Backed Securities (Cost $ 460,503,842 ) ...........................
403,674,262
Total Long Term Investments (Cost $ 550,939,847 ) ...............................
488,889,572
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Short Term Investments 8.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 8.1%
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value
$ 43,752,410 )
BNP Paribas Securities Corp. (Maturity Value $13,519,495)
Deutsche Bank Securities, Inc. (Maturity Value $12,206,922)
HSBC Securities (USA), Inc. (Maturity Value $18,025,993)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%,
7/20/41 - 6/20/54; U.S. Government Agency Strips, 11/15/24 -
1/15/38; U.S. Treasury Bonds, 6.13% - 6.75%, 8/15/26 - 11/15/27;
and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29 (valued at
$ 44,621,735 ) ....................................... 43,733,281 $ 43,733,281
Total Repurchase Agreements (Cost $ 43,733,281 ) ...............................
43,733,281
Total Short Term Investments (Cost $ 43,733,281 ) ................................
43,733,281
a
Total Investments (Cost $ 594,673,128 ) 99.0% ...................................
$532,622,853
Other Assets, less Liabilities 1.0% .............................................
5,130,988
Net Assets 100.0% ...........................................................
$537,753,841
a a a
See Abbreviations on page 16 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(d).
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $550,939,847
Cost - Unaffiliated repurchase agreements ...................................................... 43,733,281
Value - Unaffiliated issuers .................................................................. $488,889,572
Value - Unaffiliated repurchase agreements ...................................................... 43,733,281
Receivables:
Investment securities sold ................................................................... 3,027,780
Capital shares sold ........................................................................ 639,700
Interest ................................................................................. 2,054,060
Total assets .......................................................................... 538,344,393
Liabilities:
Payables:
Capital shares redeemed ................................................................... 163,551
Management fees ......................................................................... 219,456
Distribution fees .......................................................................... 103,543
Trustees' fees and expenses ................................................................. 1,399
Pricing fees ............................................................................. 50,906
Funds advanced by custodian ................................................................. 2
Accrued expenses and other liabilities ........................................................... 51,695
Total liabilities ......................................................................... 590,552
Net assets, at value ................................................................. $537,753,841
Net assets consist of:
Paid-in capital ............................................................................. $731,648,503
Total distributable earnings (losses) ............................................................. (193,894,662)
Net assets, at value ................................................................. $537,753,841
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $33,944,627
Shares outstanding ........................................................................ 3,314,138
Net asset value and maximum offering price per share
a
............................................. $10.24
Class 2:
Net assets, at value ....................................................................... $503,809,214
Shares outstanding ........................................................................ 50,378,780
Net asset value and maximum offering price per share
a
............................................. $10.00
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(671,756)
Paid in cash
a
........................................................................... 10,074,423
Total investment income ................................................................... 9,402,667
Expenses:
Management fees (Note 3 a ) ................................................................... 1,341,283
Distribution fees: (Note 3c )
Class 2 ................................................................................ 633,115
Custodian fees ............................................................................. 1,778
Reports to shareholders fees .................................................................. 6,267
Professional fees ........................................................................... 31,675
Trustees' fees and expenses .................................................................. 3,676
Other .................................................................................... 51,833
Total expenses ......................................................................... 2,069,627
Net investment income ................................................................ 7,333,040
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,947)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (9,682,847)
Net realized and unrealized gain (loss) ............................................................ (9,689,794)
Net increase (decrease) in net assets resulting from operations .......................................... $(2,356,754)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin U.S. Government Securities VIP
Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,333,040 $14,069,164
Net realized gain (loss) ................................................. (6,947) (10,746,124)
Net change in unrealized appreciation (depreciation) ........................... (9,682,847) 21,087,536
Net increase (decrease) in net assets resulting from operations ................ (2,356,754) 24,410,576
Distributions to shareholders:
Class 1 ............................................................. (1,111,700) (1,070,091)
Class 2 ............................................................. (15,532,805) (14,416,285)
Total distributions to shareholders .......................................... (16,644,505) (15,486,376)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (561,129) (1,907,475)
Class 2 ............................................................. (595,910) (41,198,990)
Total capital share transactions ............................................ (1,157,039) (43,106,465)
Net increase (decrease) in net assets ................................... (20,158,298) (34,182,265)
Net assets:
Beginning of period ..................................................... 557,912,139 592,094,404
End of period .......................................................... $537,753,841 $557,912,139

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin U.S. Government Securities VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2024,
60.4% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 28, 2024.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately in the Statement of
Operations. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 58,913 $618,172 242,574 $2,555,002
Shares issued in reinvestment of distributions .......... 108,142 1,111,700 103,291 1,070,091
Shares redeemed ............................... (218,932) (2,291,001) (530,590) (5,532,568)
Net increase (decrease) .......................... (51,877) $(561,129) (184,725) $(1,907,475)
Class 2 Shares:
Shares sold ................................... 2,331,615 $23,846,807 2,785,580 $28,509,210
Shares issued in reinvestment of distributions .......... 1,547,092 15,532,805 1,423,128 14,416,285
Shares redeemed ............................... (3,911,926) (39,975,522) (8,271,052) (84,124,485)
Net increase (decrease) .......................... (33,219) $(595,910) (4,062,344) $(41,198,990)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.496% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $49,151,965
Long term ................................................................................ 87,629,113
Total capital loss carryforwards ............................................................... $136,781,078
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$14,807,268 and $28,943,760, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Cost of investments .......................................................................... $595,948,664
Unrealized appreciation ........................................................................ $81,850
Unrealized depreciation ........................................................................ (63,407,661)
Net unrealized appreciation (depreciation) .......................................................... $(63,325,811)
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
17
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin U.S. Government Securities VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
18
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust
19
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Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, two other intermediate US government funds underlying VIPs and eight inflation-protected bond funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Templeton Variable Insurance Products Trust
20
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Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4830-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
VolSmart Allocation
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.41 $12.13 $13.60
Income from investment operations
b
:
Net investment income
c,d
................................................. 0.14 0.25 0.17
Net realized and unrealized gains (losses) .................................... 0.82 1.13 (0.18)
Total from investment operations ............................................. 0.96 1.38 (0.01)
Less distributions from:
Net investment income ................................................... (0.28) (0.26) (0.25)
Net realized gains ...................................................... (0.18) (0.84) (1.21)
Total distributions ........................................................ (0.46) (1.10) (1.46)
Net asset value, end of period ............................................... $12.91 $12.41 $12.13
Total return
e
............................................................ 7.71% 11.78% 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.............................. 0.90% 0.81% 0.81%
Expenses net of waiver and payments by affiliates
g
............................... 0.65% 0.65%
h
0.65%
h
Net investment income .................................................... 2.21% 2.06% 2.20%
Supplemental data
Net assets, end of period (000’s) ............................................. $5 $5 $4
Portfolio turnover rate ..................................................... 6.86% 22.91% 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2024.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.47 $12.19 $15.57 $14.55 $12.60 $10.82
Income from investment operations
a
:
Net investment income
b,c
............ 0.15 0.25 0.23 0.26 0.24 0.22
Net realized and unrealized gains (losses) 0.81 1.13 (2.15) 2.19 1.86 1.70
Total from investment operations ........ 0.96 1.38 (1.92) 2.45 2.10 1.92
Less distributions from:
Net investment income .............. (0.28) (0.26) (0.25) (0.64) (0.15) —
Net realized gains ................. (0.18) (0.84) (1.21) (0.79) — (0.14)
Total distributions ................... (0.46) (1.10) (1.46) (1.43) (0.15) (0.14)
Net asset value, end of period .......... $12.97 $12.47 $12.19 $15.57 $14.55 $12.60
Total return
d
....................... 7.67% 11.72% (12.13)% 17.62% 16.85% 17.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.11% 0.85% 0.85% 0.88% 0.88% 1.12%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.65%
g
0.65%
g
0.65%
g
0.65%
g
0.90%
g
Net investment income ............... 2.36% 2.11% 1.71% 1.75% 1.85% 1.87%
Supplemental data
Net assets, end of period (000’s) ........ $222 $111 $33 $48 $45 $39
Portfolio turnover rate ................ 6.86% 22.91% 37.75% 41.28% 69.19% 4.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.43 $12.15 $15.52 $14.52 $12.59 $10.80
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.23 0.21 0.23 0.23 0.23
Net realized and unrealized gains (losses) 0.83 1.13 (2.14) 2.18 1.86 1.70
Total from investment operations ........ 0.96 1.36 (1.93) 2.41 2.09 1.93
Less distributions from:
Net investment income .............. (0.26) (0.24) (0.23) (0.62) (0.16) —
Net realized gains ................. (0.18) (0.84) (1.21) (0.79) — (0.14)
Total distributions ................... (0.44) (1.08) (1.44) (1.41) (0.16) (0.14)
Net asset value, end of period .......... $12.95 $12.43 $12.15 $15.52 $14.52 $12.59
Total return
d
....................... 7.69% 11.57% (12.27)% 17.36% 16.78% 17.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.01% 1.00% 1.00% 1.03% 1.03% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.80% 0.80%
g
0.80%
g
0.80%
g
0.80%
g
0.80%
g
Net investment income ............... 2.02% 1.89% 1.57% 1.57% 1.70% 1.97%
Supplemental data
Net assets, end of period (000’s) ........ $155,305 $159,621 $170,682 $209,784 $195,818 $185,381
Portfolio turnover rate ................ 6.86% 22.91% 37.75% 41.28% 69.19% 4.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Shares
a
Value
a
Common Stocks 67.8%
Aerospace & Defense 1.1%
General Dynamics Corp. .............................................. 2,636 $ 764,809
Huntington Ingalls Industries, Inc. ....................................... 197 48,527
RTX Corp. ........................................................ 9,306 934,229
1,747,565
Air Freight & Logistics 0.5%
United Parcel Service, Inc. , B .......................................... 5,519 755,275
Automobile Components 0.0%
†
Gentex Corp. ...................................................... 1,560 52,588
Automobiles 0.3%
a
Tesla, Inc. ......................................................... 2,164 428,212
a
Banks 1.3%
Citigroup, Inc. ...................................................... 7,118 451,708
First Citizens BancShares, Inc. , A ....................................... 48 80,813
JPMorgan Chase & Co. ............................................... 7,191 1,454,452
New York Community Bancorp, Inc. ...................................... 13,167 42,398
2,029,371
Beverages 0.6%
PepsiCo, Inc. ...................................................... 5,544 914,372
Biotechnology 2.2%
AbbVie, Inc. ....................................................... 9,572 1,641,790
Amgen, Inc. ....................................................... 1,894 591,780
a
Exelixis, Inc. ....................................................... 2,569 57,726
a
Neurocrine Biosciences, Inc. ........................................... 437 60,162
a
Regeneron Pharmaceuticals, Inc. ....................................... 447 469,810
a
Roivant Sciences Ltd. ................................................ 5,139 54,319
a
Vertex Pharmaceuticals, Inc. ........................................... 1,192 558,714
3,434,301
Broadline Retail 1.2%
a
Amazon.com, Inc. ................................................... 9,548 1,845,151
Macy's, Inc. ........................................................ 3,219 61,805
1,906,956
Building Products 1.4%
Armstrong World Industries, Inc. ........................................ 480 54,355
a
Builders FirstSource, Inc. ............................................. 606 83,877
Carlisle Cos., Inc. ................................................... 2,028 821,766
Johnson Controls International plc ....................................... 11,037 733,629
Lennox International, Inc. ............................................. 130 69,547
Masco Corp. ....................................................... 889 59,270
Owens Corning ..................................................... 420 72,962
Trane Technologies plc ............................................... 663 218,081
2,113,487
Capital Markets 1.0%
Cboe Global Markets, Inc. ............................................. 438 74,486
Charles Schwab Corp. (The) ........................................... 4,750 350,028
Evercore, Inc. , A .................................................... 306 63,780
LPL Financial Holdings, Inc. ........................................... 301 84,069
Moody's Corp. ...................................................... 639 268,974
Nasdaq, Inc. ....................................................... 12,615 760,180
1,601,517

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals 2.5%
Air Products and Chemicals, Inc. ........................................ 2,999 $ 773,892
Celanese Corp. , A ................................................... 369 49,774
CF Industries Holdings, Inc. ........................................... 787 58,333
Ecolab, Inc. ........................................................ 3,050 725,900
Linde plc .......................................................... 3,895 1,709,165
LyondellBasell Industries NV , A ......................................... 1,094 104,652
NewMarket Corp. ................................................... 90 46,401
Sherwin-Williams Co. (The) ............................................ 1,553 463,462
3,931,579
Commercial Services & Supplies 1.2%
Cintas Corp. ....................................................... 1,376 963,558
a
Clean Harbors, Inc. .................................................. 306 69,202
a
Copart, Inc. ........................................................ 3,639 197,088
Republic Services, Inc. , A ............................................. 934 181,514
Waste Management, Inc. .............................................. 1,984 423,266
1,834,628
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................................. 1,133 397,094
Cisco Systems, Inc. ................................................. 14,540 690,795
Juniper Networks, Inc. ................................................ 1,541 56,185
Motorola Solutions, Inc. ............................................... 328 126,625
1,270,699
Construction & Engineering 0.1%
EMCOR Group, Inc. ................................................. 216 78,857
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 219 47,624
Consumer Finance 0.1%
OneMain Holdings, Inc. ............................................... 1,169 56,685
SLM Corp. ........................................................ 2,711 56,361
Synchrony Financial ................................................. 1,710 80,695
193,741
Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc. , A ............................................... 2,836 56,011
Casey's General Stores, Inc. ........................................... 586 223,594
Costco Wholesale Corp. .............................................. 881 748,841
Target Corp. ....................................................... 4,435 656,558
Walmart, Inc. ...................................................... 12,979 878,808
2,563,812
Containers & Packaging 0.0%
†
Packaging Corp. of America ........................................... 330 60,245
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 423 59,182
H&R Block, Inc. ..................................................... 1,129 61,226
120,408
Diversified Telecommunication Services 0.6%
AT&T, Inc. ......................................................... 13,927 266,145
Verizon Communications, Inc. .......................................... 17,309 713,823
979,968

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares
a
Value
a
Common Stocks
(continued)
Electric Utilities 0.1%
Hawaiian Electric Industries, Inc. ........................................ 4,664 $ 42,069
NextEra Energy, Inc. ................................................. 1,600 113,296
155,365
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................................. 225 54,324
Eaton Corp. plc ..................................................... 1,302 408,242
nVent Electric plc ................................................... 8,210 628,968
1,091,534
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. , A .................................................. 3,368 226,902
Avnet, Inc. ........................................................ 1,245 64,105
CDW Corp. ........................................................ 356 79,687
Jabil, Inc. ......................................................... 554 60,270
Vontier Corp. ....................................................... 1,309 50,004
480,968
Financial Services 2.5%
a
Berkshire Hathaway, Inc. , B ............................................ 1,560 634,608
Mastercard, Inc. , A .................................................. 2,069 912,760
MGIC Investment Corp. ............................................... 2,915 62,818
Visa, Inc. , A ........................................................ 8,551 2,244,381
Western Union Co. (The) .............................................. 4,114 50,273
3,904,840
Food Products 0.8%
Ingredion, Inc. ...................................................... 493 56,547
McCormick & Co., Inc. ............................................... 7,132 505,944
Mondelez International, Inc. , A .......................................... 9,895 647,529
1,210,020
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 595 69,407
National Fuel Gas Co. ................................................ 1,173 63,565
132,972
Ground Transportation 0.9%
JB Hunt Transport Services, Inc. ........................................ 2,746 439,360
Norfolk Southern Corp. ............................................... 1,882 404,047
Ryder System, Inc. .................................................. 507 62,807
a
Saia, Inc. ......................................................... 121 57,389
a
Uber Technologies, Inc. ............................................... 5,433 394,870
1,358,473
Health Care Equipment & Supplies 3.8%
Abbott Laboratories .................................................. 11,087 1,152,050
Becton Dickinson & Co. ............................................... 4,223 986,957
a
Boston Scientific Corp. ............................................... 2,709 208,620
a
IDEXX Laboratories, Inc. .............................................. 362 176,367
a
Intuitive Surgical, Inc. ................................................ 1,360 604,996
Medtronic plc ...................................................... 4,365 343,569
STERIS plc ........................................................ 865 189,902
Stryker Corp. ...................................................... 6,457 2,196,994
5,859,455

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services 2.4%
Cardinal Health, Inc. ................................................. 1,228 $ 120,737
Cencora, Inc. ...................................................... 373 84,037
a
Centene Corp. ..................................................... 972 64,444
Chemed Corp. ..................................................... 93 50,460
Cigna Group (The) .................................................. 547 180,822
a
DaVita, Inc. ........................................................ 450 62,357
Encompass Health Corp. ............................................. 760 65,200
HCA Healthcare, Inc. ................................................. 844 271,160
McKesson Corp. .................................................... 403 235,368
a
Molina Healthcare, Inc. ............................................... 191 56,784
UnitedHealth Group, Inc. .............................................. 4,749 2,418,476
Universal Health Services, Inc. , B ....................................... 336 62,136
3,671,981
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,838 62,951
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc. ............................................... 140 554,610
a
Chipotle Mexican Grill, Inc. , A .......................................... 5,350 335,177
Darden Restaurants, Inc. ............................................. 431 65,219
Domino's Pizza, Inc. ................................................. 142 73,319
Hilton Worldwide Holdings, Inc. ......................................... 438 95,572
Marriott International, Inc. , A ........................................... 749 181,086
McDonald's Corp. ................................................... 3,352 854,224
Starbucks Corp. .................................................... 2,898 225,609
Texas Roadhouse, Inc. , A ............................................. 383 65,765
2,450,581
Household Durables 0.5%
DR Horton, Inc. ..................................................... 1,342 189,128
Garmin Ltd. ........................................................ 530 86,348
Lennar Corp. , A ..................................................... 1,066 159,761
Lennar Corp. , B .................................................... 376 52,426
a
NVR, Inc. ......................................................... 14 106,240
PulteGroup, Inc. .................................................... 1,023 112,632
Toll Brothers, Inc. ................................................... 546 62,888
a
TopBuild Corp. ..................................................... 147 56,635
826,058
Household Products 1.1%
Colgate-Palmolive Co. ............................................... 8,061 782,240
Procter & Gamble Co. (The) ........................................... 5,497 906,565
1,688,805
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................................ 1,366 117,449
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................................... 5,027 1,073,466
Industrial REITs 0.0%
†
STAG Industrial, Inc. ................................................. 1,539 55,496
Insurance 0.8%
a
Arch Capital Group Ltd. ............................................... 1,432 144,475
Assurant, Inc. ...................................................... 321 53,366
Erie Indemnity Co. , A ................................................. 1,160 420,384
Loews Corp. ....................................................... 729 54,485

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Shares
a
Value
a
Common Stocks
(continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. .......................................... 1,619 $ 341,156
Reinsurance Group of America, Inc. ..................................... 327 67,123
Travelers Cos., Inc. (The) ............................................. 421 85,606
1,166,595
Interactive Media & Services 2.4%
Alphabet, Inc. , A .................................................... 6,723 1,224,595
Alphabet, Inc. , C .................................................... 5,741 1,053,014
Meta Platforms, Inc. , A ............................................... 2,746 1,384,588
3,662,197
IT Services 1.3%
Accenture plc , A .................................................... 3,805 1,154,475
a
Akamai Technologies, Inc. ............................................. 527 47,472
Cognizant Technology Solutions Corp. , A .................................. 1,735 117,980
a
Gartner, Inc. ....................................................... 215 96,548
a
GoDaddy, Inc. , A .................................................... 501 69,995
International Business Machines Corp. ................................... 3,384 585,263
2,071,733
Life Sciences Tools & Services 1.0%
Bruker Corp. ....................................................... 664 42,370
Danaher Corp. ..................................................... 2,266 566,160
a
ICON plc .......................................................... 245 76,800
a
Medpace Holdings, Inc. ............................................... 156 64,248
West Pharmaceutical Services, Inc. ...................................... 2,230 734,540
1,484,118
Machinery 1.6%
Allison Transmission Holdings, Inc. ...................................... 746 56,621
Caterpillar, Inc. ..................................................... 1,677 558,609
Donaldson Co., Inc. ................................................. 4,070 291,249
Dover Corp. ....................................................... 3,840 692,928
Illinois Tool Works, Inc. ............................................... 1,212 287,196
ITT, Inc. .......................................................... 468 60,456
Lincoln Electric Holdings, Inc. .......................................... 247 46,594
PACCAR, Inc. ...................................................... 2,570 264,556
Parker-Hannifin Corp. ................................................ 359 181,586
Snap-on, Inc. ...................................................... 209 54,630
2,494,425
Media 0.3%
Comcast Corp. , A ................................................... 13,389 524,313
Metals & Mining 0.3%
Nucor Corp. ....................................................... 1,041 164,561
Reliance, Inc. ...................................................... 252 71,971
Southern Copper Corp. ............................................... 723 77,896
Steel Dynamics, Inc. ................................................. 711 92,075
United States Steel Corp. ............................................. 1,199 45,322
451,825
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 5,000 54,550
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 2,488 57,597
Kilroy Realty Corp. .................................................. 1,416 44,137

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Shares
a
Value
a
Common Stocks
(continued)
Office REITs (continued)
NET Lease Office Properties ........................................... 2,370 $ 58,349
160,083
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Corp. .............................................. 4,227 62,306
Chevron Corp. ..................................................... 3,690 577,190
Diamondback Energy, Inc. ............................................. 345 69,065
EOG Resources, Inc. ................................................ 3,457 435,133
Exxon Mobil Corp. ................................................... 5,492 632,239
Marathon Petroleum Corp. ............................................ 1,786 309,835
Ovintiv, Inc. ........................................................ 1,165 54,603
Phillips 66 ......................................................... 1,927 272,035
a
Southwestern Energy Co. ............................................. 7,786 52,400
Valero Energy Corp. ................................................. 1,351 211,783
2,676,589
Pharmaceuticals 2.5%
Eli Lilly & Co. ...................................................... 1,149 1,040,282
Johnson & Johnson ................................................. 11,084 1,620,037
Merck & Co., Inc. ................................................... 7,138 883,684
Organon & Co. ..................................................... 3,358 69,511
Zoetis, Inc. , A ...................................................... 1,601 277,549
3,891,063
Professional Services 0.2%
Booz Allen Hamilton Holding Corp. , A .................................... 388 59,713
Broadridge Financial Solutions, Inc. ...................................... 429 84,513
Leidos Holdings, Inc. ................................................. 506 73,815
Robert Half, Inc. .................................................... 709 45,362
Science Applications International Corp. .................................. 466 54,779
318,182
Retail REITs 0.2%
NNN REIT, Inc. ..................................................... 1,404 59,811
Simon Property Group, Inc. ............................................ 1,439 218,440
278,251
Semiconductors & Semiconductor Equipment 7.9%
a
Advanced Micro Devices, Inc. .......................................... 3,022 490,199
Analog Devices, Inc. ................................................. 5,497 1,254,745
Applied Materials, Inc. ................................................ 3,576 843,900
Broadcom, Inc. ..................................................... 1,244 1,997,279
Intel Corp. ......................................................... 14,246 441,199
KLA Corp. ......................................................... 642 529,336
Lam Research Corp. ................................................. 591 629,326
Microchip Technology, Inc. ............................................ 2,146 196,359
NVIDIA Corp. ...................................................... 23,380 2,888,365
QUALCOMM, Inc. ................................................... 4,859 967,816
Skyworks Solutions, Inc. .............................................. 624 66,506
Texas Instruments, Inc. ............................................... 9,821 1,910,479
12,215,509
Software 8.8%
a
Adobe, Inc. ........................................................ 1,377 764,979
a
Cadence Design Systems, Inc. ......................................... 1,127 346,834
a
Crowdstrike Holdings, Inc. , A ........................................... 650 249,073
a
Fair Isaac Corp. .................................................... 104 154,821

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Intuit, Inc. ......................................................... 747 $ 490,936
a
Manhattan Associates, Inc. ............................................ 300 74,004
Microsoft Corp. ..................................................... 19,923 8,904,585
a
Nutanix, Inc. , A ..................................................... 923 52,472
a
Palo Alto Networks, Inc. .............................................. 875 296,634
Roper Technologies, Inc. .............................................. 3,582 2,019,030
a
Synopsys, Inc. ..................................................... 585 348,110
13,701,478
Specialized REITs 0.2%
EPR Properties ..................................................... 1,401 58,814
Gaming and Leisure Properties, Inc. ..................................... 1,264 57,145
Lamar Advertising Co. , A .............................................. 524 62,634
Public Storage ..................................................... 634 182,370
360,963
Specialty Retail 1.8%
Dick's Sporting Goods, Inc. ............................................ 315 67,678
Lowe's Cos., Inc. .................................................... 4,067 896,611
Murphy USA, Inc. ................................................... 142 66,663
a
O'Reilly Automotive, Inc. .............................................. 250 264,015
Ross Stores, Inc. ................................................... 5,732 832,974
TJX Cos., Inc. (The) ................................................. 4,280 471,228
a
Ulta Beauty, Inc. .................................................... 108 41,674
Williams-Sonoma, Inc. ............................................... 330 93,182
2,734,025
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc. ........................................................ 19,071 4,016,734
Hewlett Packard Enterprise Co. ......................................... 5,481 116,033
HP, Inc. ........................................................... 3,993 139,835
NetApp, Inc. ....................................................... 924 119,011
4,391,613
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 121 117,122
NIKE, Inc. , B ....................................................... 6,689 504,150
PVH Corp. ........................................................ 403 42,665
Ralph Lauren Corp. , A ................................................ 298 52,168
Tapestry, Inc. ...................................................... 1,206 51,605
767,710
Tobacco 0.2%
Altria Group, Inc. .................................................... 8,334 379,614
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................................... 2,114 132,844
MSC Industrial Direct Co., Inc. , A ........................................ 566 44,889
United Rentals, Inc. .................................................. 270 174,617
Watsco, Inc. ....................................................... 141 65,317
WW Grainger, Inc. ................................................... 1,196 1,079,079
1,496,746
Total Common Stocks (Cost $ 56,797,773 ) ......................................
105,487,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
At June 30, 2024, the Fund had the following total return swap contracts outstanding. See Note 1(c).
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
30.3%
Domestic Fixed Income 22.4%
b
Franklin U.S. Core Bond ETF .......................................... 1,112,475 $ 23,506,597
b
Western Asset Core Plus Bond Fund , Class IS ............................. 1,233,009 11,319,023
34,825,620
Domestic Hybrid 7.9%
b
Franklin Income VIP Fund , Class 1 ...................................... 843,968 12,271,289
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 55,682,194 ) ................................................................
47,096,909
Total Long Term Investments (Cost $ 112,479,967 ) ...............................
152,584,110
a
a a a a
Short Term Investments 2.2%
a
Money Market Funds 2.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 3,383,556 3,383,556
Total Money Market Funds (Cost $ 3,383,556 ) ...................................
3,383,556
Total Short Term Investments (Cost $ 3,383,556 ) .................................
3,383,556
a
Total Investments (Cost $ 115,863,523 ) 100.3% ..................................
$155,967,666
Other Assets, less Liabilities (0.3) % ...........................................
(435,586)
Net Assets 100.0% ...........................................................
$155,532,080
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 8/27/24 4,000,000 $ (989)
Total Return Swap Contracts .................................................................... $(989)
*
In U.S. dollars unless otherwise indicated.
See Note 6 regarding other derivative information.
See Abbreviations on page 23 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $56,797,773
Cost - Non-controlled affiliates (Note 3e) ........................................................ 59,065,750
Value - Unaffiliated issuers .................................................................. $105,487,201
Value - Non- controlled affiliates (Note 3e ) ....................................................... 50,480,465
Cash .................................................................................... 12,910
Receivables:
Investment securities sold ................................................................... 52,698
Capital shares sold ........................................................................ 9,006
Dividends ............................................................................... 49,798
Total assets .......................................................................... 156,092,078
Liabilities:
Payables:
Investment securities purchased .............................................................. 182,540
Capital shares redeemed ................................................................... 242,860
Management fees ......................................................................... 76,041
Distribution fees .......................................................................... 19,328
Professional fees ......................................................................... 28,865
Trustees' fees and expenses ................................................................. 450
Unrealized depreciation on OTC swap contracts .................................................... 989
Accrued expenses and other liabilities ........................................................... 8,925
Total liabilities ......................................................................... 559,998
Net assets, at value ................................................................. $155,532,080
Net assets consist of:
Paid-in capital ............................................................................. $107,587,799
Total distributable earnings (losses) ............................................................. 47,944,281
Net assets, at value ................................................................. $155,532,080
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,747
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share
a
............................................. $12.91
Class 2:
Net assets, at value ....................................................................... $221,866
Shares outstanding ........................................................................ 17,104
Net asset value and maximum offering price per share
a
............................................. $12.97
Class 5:
Net assets, at value ....................................................................... $155,305,467
Shares outstanding ........................................................................ 11,995,676
Net asset value and maximum offering price per share
a
............................................. $12.95
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $812,831
Non- controlled affiliates (Note 3e ) ............................................................. 1,406,696
Total investment income ................................................................... 2,219,527
Expenses:
Management fees (Note 3 a ) ................................................................... 629,194
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 189
    Class 5 ................................................................................ 117,857
Custodian fees ............................................................................. 175
Reports to shareholders fees .................................................................. 2,176
Professional fees ........................................................................... 38,442
Trustees' fees and expenses .................................................................. 1,135
Other .................................................................................... 4,830
Total expenses ......................................................................... 793,998
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (164,720)
Net expenses ......................................................................... 629,278
Net investment income ................................................................ 1,590,249
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 7,184,098
Non- controlled affiliates (Note 3e ) ........................................................... (133,923)
Swap contracts ........................................................................... (4,988)
Capital gain distributions from Underlying Funds:
Non- controlled affiliates (Note 3e ) ........................................................... 50,017
Net realized gain (loss) .................................................................. 7,095,204
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,164,763
Non- controlled affiliates (Note 3e ) ........................................................... (1,195,756)
Swap contracts ........................................................................... (3)
Net change in unrealized appreciation (depreciation) ............................................ 2,969,004
Net realized and unrealized gain (loss) ............................................................ 10,064,208
Net increase (decrease) in net assets resulting from operations .......................................... $11,654,457

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin VolSmart Allocation VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,590,249 $3,086,551
Net realized gain (loss) ................................................. 7,095,204 3,708,615
Net change in unrealized appreciation (depreciation) ........................... 2,969,004 11,025,811
Net increase (decrease) in net assets resulting from operations ................ 11,654,457 17,820,977
Distributions to shareholders:
Class 1 ............................................................. (168) (402)
Class 2 ............................................................. (7,620) (2,944)
Class 5 ............................................................. (5,130,477) (14,013,933)
Total distributions to shareholders .......................................... (5,138,265) (14,017,279)
Capital share transactions: (Note 2 )
Class 2 ............................................................. 103,681 74,884
Class 5 ............................................................. (10,823,682) (14,862,425)
Total capital share transactions ............................................ (10,720,001) (14,787,541)
Net increase (decrease) in net assets ................................... (4,203,809) (10,983,843)
Net assets:
Beginning of period ..................................................... 159,735,889 170,719,732
End of period .......................................................... $155,532,080 $159,735,889

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin VolSmart Allocation VIP Fund
16
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin VolSmart Allocation
VIP Fund (Fund) is included in this report. The Fund
invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). Shares of the Fund are generally sold
only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2024, 98.0% of the Fund's shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund
offers three classes of shares: Class 1, Class 2 and Class 5.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds' shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds' shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2024, the Fund had OTC
derivatives in a net liability position of $989.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
See Note 6 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). During the period ended June 30,
2024 and the year ended December 31, 2023, there were no transactions of the Fund's Class 1 shares. Transactions in the
Fund's Class 2 and Class 5 shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 16,096 $204,884 6,182 $74,924
Shares issued in reinvestment of distributions .......... 490 6,384 — —
Shares redeemed ............................... (8,356) (107,587) (3) (40)
Net increase (decrease) .......................... 8,230 $103,681 6,179 $74,884
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in FT Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 5 Shares:
Shares sold ................................... 283,385 $3,644,527 707,720 $8,518,306
Shares issued in reinvestment of distributions .......... 394,652 5,130,477 1,184,610 14,013,933
Shares redeemed ............................... (1,521,858) (19,598,686) (3,103,202) (37,394,664)
Net increase (decrease) .......................... (843,821) $(10,823,682) (1,210,872) $(14,862,425)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the period ended June 30, 2024, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 12,043,626 $ 689,965 $ (168,000) $ (18,428) $ (275,874) $ 12,271,289 843,968 $ 689,964
a
Franklin U.S. Core Bond ETF ... 24,391,684 — (336,119) (70,333) (478,635) 23,506,597 1,112,475 408,781
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 2,608,818 15,964,628 (15,189,890) — — 3,383,556 3,383,556 92,308
Western Asset Core Plus Bond
Fund, Class IS ............ 11,707,211 261,221 (163,000) (45,162) (441,247) 11,319,023 1,233,009 265,660
Total Affiliated Securities .... $50,751,339 $16,915,814 $(15,857,009) $(133,923) $(1,195,756) $50,480,465 $1,456,713
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
Cost of investments .......................................................................... $116,541,658
Unrealized appreciation ........................................................................ $49,651,387
Unrealized depreciation ........................................................................ (10,226,368)
Net unrealized appreciation (depreciation) .......................................................... $39,425,019
3. Transactions with Affiliates
(continued)
e. Investments in FT Underlying Funds
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$10,619,266 and $25,479,436, respectively.
6. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of swap contracts represented $4,000,000.
See Note 1(c) regarding derivative financial instruments.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Unrealized appreciation on OTC
swap contracts
$ — Unrealized depreciation on OTC
swap contracts
$ 989
Total .................... $— $989
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Swap contracts $(4,988) Swap contracts $(3)
Total ....................... $(4,988) $(3)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 105,487,201 $ — $ — $ 105,487,201
Investments in Underlying Funds and Exchange
Traded Funds ........................... 47,096,909 — — 47,096,909
Short Term Investments ................... 3,383,556 — — 3,383,556
Total Investments in Securities ........... $155,967,666 $— $— $155,967,666
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $— $989 $— $989
Total Other Financial Instruments ......... $— $989 $— $989
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin VolSmart Allocation VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was three basis points below the median of its
Performance Universe. The Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
26
franklintempleton.com
Semiannual Report
all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, three other flexible portfolio funds underlying VIPs, and three mixed-asset target allocation growth fund underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board also noted management’s explanation that, unlike the peers in the Fund’s Expense Group that primarily invest in underlying funds, the Fund primarily makes direct investments.
Management further explained that the Fund’s actual total expense ratio moves from the fifth quintile to the first quintile (least expensive) when the actual total expense ratios of the peers include underlying fund expenses. The Board also noted that the
Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
27
franklintempleton.com
Semiannual Report
grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the
Fund to achieve economies of scale.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

17071-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Templeton
Developing Markets
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.30 $7.53 $10.76 $11.73 $10.80 $8.62
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.21
c
0.20 0.10 0.07 0.18
Net realized and unrealized gains (losses) 0.48 0.76 (2.52) (0.70) 1.57 2.12
Total from investment operations ........ 0.58 0.97 (2.32) (0.60) 1.64 2.30
Less distributions from:
Net investment income .............. (0.36) (0.19) (0.26) (0.13) (0.45) (0.12)
Net realized gains ................. (0.07) (0.01) (0.65) (0.24) (0.26) —
Total distributions ................... (0.43) (0.20) (0.91) (0.37) (0.71) (0.12)
Net asset value, end of period .......... $8.45 $8.30 $7.53 $10.76 $11.73 $10.80
Total return
d
....................... 6.97% 12.77% (21.70)% (5.51)% 17.39% 26.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.10% 1.06% 1.19% 1.19% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.09% 1.05% 1.19%
f
1.19%
f
1.15%
f
Net investment income ............... 2.45% 2.62%
c
2.39% 0.82% 0.73% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $74,494 $71,691 $66,115 $83,269 $89,165 $97,271
Portfolio turnover rate ................ 11.02% 25.99% 27.39% 19.35% 11.60% 18.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.23 $7.46 $10.67 $11.64 $10.71 $8.54
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.19
c
0.17 0.07 0.05 0.15
Net realized and unrealized gains (losses) 0.47 0.76 (2.50) (0.69) 1.56 2.11
Total from investment operations ........ 0.56 0.95 (2.33) (0.62) 1.61 2.26
Less distributions from:
Net investment income .............. (0.34) (0.17) (0.23) (0.11) (0.42) (0.09)
Net realized gains ................. (0.07) (0.01) (0.65) (0.24) (0.26) —
Total distributions ................... (0.41) (0.18) (0.88) (0.35) (0.68) (0.09)
Net asset value, end of period .......... $8.38 $8.23 $7.46 $10.67 $11.64 $10.71
Total return
d
....................... 6.78% 12.62% (21.98)% (5.74)% 17.18% 26.70%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.35% 1.31% 1.44% 1.45% 1.40%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.34% 1.30% 1.44%
f
1.44%
f
1.40%
f
Net investment income ............... 2.21% 2.38%
c
2.13% 0.57% 0.49% 1.58%
Supplemental data
Net assets, end of period (000’s) ........ $186,632 $179,472 $164,648 $215,977 $241,104 $231,645
Portfolio turnover rate ................ 11.02% 25.99% 27.39% 19.35% 11.60% 18.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.67%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.30 $7.53 $10.73 $11.71 $10.77 $8.59
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.18
c
0.17 0.05 0.04 0.15
Net realized and unrealized gains (losses) 0.47 0.76 (2.51) (0.70) 1.57 2.11
Total from investment operations ........ 0.56 0.94 (2.34) (0.65) 1.61 2.26
Less distributions from:
Net investment income .............. (0.33) (0.16) (0.21) (0.09) (0.41) (0.08)
Net realized gains ................. (0.07) (0.01) (0.65) (0.24) (0.26) —
Total distributions ................... (0.40) (0.17) (0.86) (0.33) (0.67) (0.08)
Net asset value, end of period .......... $8.46 $8.30 $7.53 $10.73 $11.71 $10.77
Total return
d
....................... 6.75% 12.54% (22.00)% (5.90)% 17.05% 26.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.46% 1.45% 1.41% 1.54% 1.54% 1.50%
Expenses net of waiver and payments by
affiliates .......................... 1.45% 1.44% 1.40% 1.54%
f
1.54%
f
1.50%
f
Net investment income ............... 2.11% 2.26%
c
2.01% 0.46% 0.44% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $4,151 $4,018 $3,444 $4,846 $5,518 $5,590
Portfolio turnover rate ................ 11.02% 25.99% 27.39% 19.35% 11.60% 18.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Developing Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a Industry Shares a Value
a
Common Stocks 92.1%
Brazil 2.2%
a
Hypera SA ..................... Pharmaceuticals 172,948 $ 887,889
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 875,989 968,385
TOTVS SA ..................... Software 153,313 834,530
Vale SA ........................ Metals & Mining 272,323 3,030,926
5,721,730
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 534,019
Chile 0.8%
Banco Santander Chile, ADR ....... Banks 113,339 2,134,173
China 22.9%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 1,067,200 9,618,502
b,c
Alibaba Group Holding Ltd., ADR .... Broadline Retail 8,158 587,376
d
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 382,765
a,b
Baidu, Inc., A .................... Interactive Media & Services 272,655 2,951,777
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 395,900 671,761
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 1,089,352 1,142,356
d
Budweiser Brewing Co. APAC Ltd.,
144A, Reg S .................. Beverages 2,895,014 3,407,374
China Merchants Bank Co. Ltd., A .... Banks 6,800 31,954
China Merchants Bank Co. Ltd., H .... Banks 937,444 4,259,880
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 2,844,315 501,535
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,422 722,649
a,c
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 53,817 785,728
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 227,182
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 412,436 995,380
Haier Smart Home Co. Ltd., D ....... Household Durables 836,125 1,420,200
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 668,893 765,766
b
JD.com, Inc., A .................. Broadline Retail 11,027 143,211
a,b,d,e
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 221,637 1,300,977
a,d
Meituan Dianping, B, 144A, Reg S ... Hotels, Restaurants & Leisure 84,202 1,196,872
b
NetEase, Inc. ................... Entertainment 101,311 1,934,627
Ping An Bank Co. Ltd., A ........... Banks 689,322 961,296
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 501,906 2,273,924
Prosus NV ..................... Broadline Retail 252,517 8,980,380
b
Tencent Holdings Ltd. ............. Interactive Media & Services 244,090 11,579,710
Uni-President China Holdings Ltd. .... Food Products 2,638,467 2,409,034
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 306,139 456,716
a,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 775,388 1,141,126
60,850,058
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 385,413 4,393,666
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 2,941,526

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry Shares a Value
a
Common Stocks
(continued)
India 12.8%
ACC Ltd. ....................... Construction Materials 52,563 $ 1,649,061
Bajaj Holdings & Investment Ltd. ..... Financial Services 21,419 2,191,165
Federal Bank Ltd. ................ Banks 1,090,012 2,313,153
HDFC Bank Ltd. ................. Banks 360,872 7,289,885
ICICI Bank Ltd. .................. Banks 989,833 14,251,679
Infosys Ltd. ..................... IT Services 155,567 2,920,421
Natco Pharma Ltd. ............... Pharmaceuticals 22,150 308,789
a
One 97 Communications Ltd. ....... Financial Services 249,707 1,203,445
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 789,191 1,894,491
34,022,089
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 4,538,830 1,233,830
Italy 0.3%
a,c,d
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 32,691 922,029
Mexico 1.9%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 606,348 4,725,371
a,c,d
Nemak SAB de CV, 144A, Reg S .... Automobile Components 1,928,563 306,791
5,032,162
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,198 990,477
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 428,462 939,115
Russia 0.0%
f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,f,g
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 1.7%
Discovery Ltd. ................... Insurance 364,732 2,699,922
Netcare Ltd. .................... Health Care Providers & Services 2,717,289 1,893,191
4,593,113
South Korea 19.2%
Doosan Bobcat, Inc. .............. Machinery 67,639 2,497,897
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 49,892 1,444,105
KT Skylife Co. Ltd. ............... Media 92,351 346,890
LG Corp. ....................... Industrial Conglomerates 84,291 4,891,261
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 15,605 800,626
NAVER Corp. ................... Interactive Media & Services 52,687 6,324,192
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 279,572 16,412,803
Samsung Life Insurance Co. Ltd. ..... Insurance 113,409 7,235,602
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 14,288 3,639,341
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 33,423 5,658,011
Soulbrain Co. Ltd. ................ Chemicals 8,453 1,765,826
51,016,554
Taiwan 19.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,155,205 7,590,457
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 242,028 784,641
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 179,271 7,705,359

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,169,406 $ 34,576,911
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 67,063 1,503,343
52,160,711
Thailand 2.6%
Kasikornbank PCL ............... Banks 932,771 3,178,243
Kiatnakin Phatra Bank PCL ......... Banks 549,194 694,995
Minor International PCL ............ Hotels, Restaurants & Leisure 1,780,764 1,450,498
a
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 738,480
Thai Beverage PCL ............... Beverages 2,633,906 873,114
6,935,330
United Arab Emirates 0.7%
Emirates Central Cooling Systems Corp. Water Utilities 2,995,861 1,190,840
a
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,913,687 797,153
1,987,993
United States 3.0%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,281 3,691,108
Genpact Ltd. .................... Professional Services 133,015 4,281,753
7,972,861
Total Common Stocks (Cost $195,601,926) .....................................
244,381,436
a
Preferred Stocks 5.7%
Brazil 5.7%
Banco Bradesco SA, ADR .......... Banks 1,546,212 3,463,515
h
Itau Unibanco Holding SA, ADR, 3.39% Banks 804,099 4,695,938
h
Petroleo Brasileiro SA, 8.72% ....... Oil, Gas & Consumable Fuels 1,021,528 6,952,899
15,112,352
Total Preferred Stocks (Cost $13,248,568) ......................................
15,112,352
a a a a a
Escrows and Litigation Trusts 0.0%
a,f
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $208,850,494) ...............................
259,493,788
Short Term Investments 2.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.8%
United States 2.8%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 7,297,702 7,297,702
Total Money Market Funds (Cost $7,297,702) ...................................
7,297,702

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 20 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
k
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 48,107 $ 48,107
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$48,107) ....................................................................
48,107
a a a a a
Total Short Term Investments (Cost $7,345,809 ) .................................
7,345,809
a a a
Total Investments (Cost $216,196,303) 100.6% ..................................
$266,839,597
Other Assets, less Liabilities (0.6)% ...........................................
(1,562,230)
Net Assets 100.0% ...........................................................
$265,277,367
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of these securities was $28,116,180, representing 10.6% of net assets.
c
A portion or all of the security is on loan at June 30, 2024. See Note 1(d).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $8,885,116, representing 3.3% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
g
See Note 6 regarding investments in Russian securities.
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(d) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $208,850,494
Cost - Non-controlled affiliates (Note 3e) ........................................................ 7,345,809
Value - Unaffiliated issuers (Includes securities loaned of $1,094,073) .................................. $259,493,788
Value - Non-controlled affiliates (Note 3e ) ....................................................... 7,345,809
Cash .................................................................................... 251,124
Receivables:
Investment securities sold ................................................................... 61
Capital shares sold ........................................................................ 68,692
Dividends ............................................................................... 1,295,632
Total assets .......................................................................... 268,455,106
Liabilities:
Payables:
Investment securities purchased .............................................................. 657,532
Capital shares redeemed ................................................................... 213,579
Management fees ......................................................................... 224,985
Distribution fees .......................................................................... 39,169
Trustees' fees and expenses ................................................................. 504
Payable upon return of securities loaned (Note 1 d ) .................................................. 48,107
Deferred tax ............................................................................... 1,876,826
Accrued expenses and other liabilities ........................................................... 117,037
Total liabilities ......................................................................... 3,177,739
Net assets, at value ................................................................. $265,277,367
Net assets consist of:
Paid-in capital ............................................................................. $216,787,629
Total distributable earnings (losses) ............................................................. 48,489,738
Net assets, at value ................................................................. $265,277,367
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $74,494,321
Shares outstanding ........................................................................ 8,811,082
Net asset value and maximum offering price per share
a
............................................. $8.45
Class 2:
Net assets, at value ....................................................................... $186,632,447
Shares outstanding ........................................................................ 22,260,937
Net asset value and maximum offering price per share
a
............................................. $8.38
Class 4:
Net assets, at value ....................................................................... $4,150,599
Shares outstanding ........................................................................ 490,623
Net asset value and maximum offering price per share
a
............................................. $8.46
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $316,318)
Unaffiliated issuers ........................................................................ $4,373,779
Non-controlled affiliates (Note 3e ) ............................................................. 178,250
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 620
Non-controlled affiliates (Note 3e ) ............................................................. 2,232
Total investment income ................................................................... 4,554,881
Expenses:
Management fees (Note 3 a ) ................................................................... 1,343,099
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 224,958
    Class 4 ................................................................................ 7,013
Custodian fees ............................................................................. 25,266
Reports to shareholders fees .................................................................. 6,478
Professional fees ........................................................................... 38,452
Trustees' fees and expenses .................................................................. 1,648
Other .................................................................................... 10,322
Total expenses ......................................................................... 1,657,236
Expenses waived/paid by affiliates (Note 3e) ................................................... (12,589)
Net expenses ......................................................................... 1,644,647
Net investment income ................................................................ 2,910,234
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $309,978)
Unaffiliated issuers ...................................................................... 7,248,692
Foreign currency transactions ................................................................ (24,568)
Net realized gain (loss) .................................................................. 7,224,124
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,353,036
Translation of other assets and liabilities denominated in foreign currencies .............................. (71,178)
Change in deferred taxes on unrealized appreciation ............................................... (116,154)
Net change in unrealized appreciation (depreciation) ............................................ 7,165,704
Net realized and unrealized gain (loss) ............................................................ 14,389,828
Net increase (decrease) in net assets resulting from operations .......................................... $17,300,062

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton Developing Markets VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,910,234 $6,094,991
Net realized gain (loss) ................................................. 7,224,124 4,206,227
Net change in unrealized appreciation (depreciation) ........................... 7,165,704 18,210,768
Net increase (decrease) in net assets resulting from operations ................ 17,300,062 28,511,986
Distributions to shareholders:
Class 1 ............................................................. (3,585,542) (1,660,019)
Class 2 ............................................................. (8,650,895) (3,795,013)
Class 4 ............................................................. (187,573) (74,718)
Total distributions to shareholders .......................................... (12,424,010) (5,529,750)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,455,557 (1,100,574)
Class 2 ............................................................. 3,712,874 (1,118,379)
Class 4 ............................................................. 51,278 211,469
Total capital share transactions ............................................ 5,219,709 (2,007,484)
Net increase (decrease) in net assets ................................... 10,095,761 20,974,752
Net assets:
Beginning of period ..................................................... 255,181,606 234,206,854
End of period .......................................................... $265,277,367 $255,181,606

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Developing Markets VIP Fund
12
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2024, the Fund held $1,146,386 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 356,376 $2,994,218 742,710 $5,931,335
Shares issued in reinvestment of distributions .......... 426,343 3,585,542 200,486 1,660,019
Shares redeemed ............................... (604,885) (5,124,203) (1,092,224) (8,691,928)
Net increase (decrease) .......................... 177,834 $1,455,557 (149,028) $(1,100,574)
Class 2 Shares:
Shares sold ................................... 1,721,693 $14,168,972 3,857,778 $30,866,311
Shares issued in reinvestment of distributions .......... 1,037,277 8,650,895 461,680 3,795,013
Shares redeemed ............................... (2,307,934) (19,106,993) (4,574,203) (35,779,703)
Net increase (decrease) .......................... 451,036 $3,712,874 (254,745) $(1,118,379)
Class 4 Shares:
Shares sold ................................... 13,101 $108,524 78,061 $631,713
Shares issued in reinvestment of distributions .......... 22,277 187,573 9,013 74,718
Shares redeemed ............................... (29,041) (244,819) (60,573) (494,962)
Net increase (decrease) .......................... 6,337 $51,278 26,501 $211,469
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $6,253,326 $21,277,544 $(20,233,168) $— $— $7,297,702 7,297,702 $178,250
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$27,565,845 and $32,513,042, respectively.
At June 30, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $48,107 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $47,337 $490,561 $(489,791) $— $— $48,107 48,107 $2,232
Total Affiliated Securities ... $6,300,663 $21,768,105 $(20,722,959) $— $— $7,345,809 $180,482
Cost of investments .......................................................................... $225,249,829
Unrealized appreciation ........................................................................ $93,178,701
Unrealized depreciation ........................................................................ (51,588,933)
Net unrealized appreciation (depreciation) .......................................................... $41,589,768
3 . Transactions with Affiliates (continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2024.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,721,730 $ — $ — $ 5,721,730
Cambodia ............................ — 534,019 — 534,019
Chile ................................ 2,134,173 — — 2,134,173
China ............................... 6,424,820 54,425,238 — 60,850,058
Hong Kong ........................... — 4,393,666 — 4,393,666
Hungary ............................. 2,941,526 — — 2,941,526
India ................................ 1,203,445 32,818,644 — 34,022,089
Indonesia ............................ — 1,233,830 — 1,233,830
Italy ................................. — 922,029 — 922,029
Mexico .............................. 5,032,162 — — 5,032,162
Peru ................................ 990,477 — — 990,477
Philippines ............................ 939,115 — — 939,115
Russia ............................... — — —
a
—
South Africa ........................... 2,699,922 1,893,191 — 4,593,113
South Korea .......................... — 51,016,554 — 51,016,554
Taiwan ............................... — 52,160,711 — 52,160,711
Thailand ............................. — 6,935,330 — 6,935,330
United Arab Emirates .................... 1,987,993 — — 1,987,993
United States .......................... 7,972,861 — — 7,972,861
Preferred Stocks ........................ 15,112,352 — — 15,112,352
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 7,345,809 — — 7,345,809
Total Investments in Securities ........... $60,506,385 $206,333,212
b
$— $266,839,597
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $206,333,212, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PJSC
Public Joint Stock Company

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21
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Developing Markets VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Asset Management Ltd. (TAML) and the Trust, on behalf of the Fund and the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of the Fund (each a Management Agreement). The Independent Trustees received advice from and met separately with
Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. FTIML and
TAML are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all emerging markets funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed

Franklin Templeton Variable Insurance Products Trust
23
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Semiannual Report
comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 12 other emerging markets funds underlying VIPs. The Board noted
that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group, but the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of

Franklin Templeton Variable Insurance Products Trust
24
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Semiannual Report
potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

381-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Templeton
Foreign VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.57 $12.44 $13.90 $13.57 $14.23 $13.01
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.33 0.30 0.23 0.32
c
0.44
Net realized and unrealized gains (losses) 0.17 2.27 (1.33) 0.39 (0.54) 1.19
Total from investment operations ........ 0.41 2.60 (1.03) 0.62 (0.22) 1.63
Less distributions from:
Net investment income .............. (0.39) (0.47) (0.43) (0.29) (0.44) (0.27)
Net realized gains ................. — — — — — (0.14)
Total distributions ................... (0.39) (0.47) (0.43) (0.29) (0.44) (0.41)
Net asset value, end of period .......... $14.59 $14.57 $12.44 $13.90 $13.57 $14.23
Total return
d
....................... 2.80% 21.09% (7.39)% 4.44% (0.92)% 12.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.82% 0.79% 0.87% 0.86% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.79% 0.80% 0.78% 0.86% 0.84% 0.83%
Net investment income ............... 3.32% 2.39% 2.41% 1.58% 2.68%
c
3.25%
Supplemental data
Net assets, end of period (000’s) ........ $106,816 $107,439 $95,961 $114,563 $113,317 $121,948
Portfolio turnover rate ................ 18.06% 15.07% 19.38% 26.13% 40.07% 28.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.24 $12.17 $13.59 $13.28 $13.93 $12.74
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.29 0.27 0.19 0.28
c
0.40
Net realized and unrealized gains (losses) 0.17 2.21 (1.31) 0.38 (0.53) 1.16
Total from investment operations ........ 0.39 2.50 (1.04) 0.57 (0.25) 1.56
Less distributions from:
Net investment income .............. (0.35) (0.43) (0.38) (0.26) (0.40) (0.23)
Net realized gains ................. — — — — — (0.14)
Total distributions ................... (0.35) (0.43) (0.38) (0.26) (0.40) (0.37)
Net asset value, end of period .......... $14.28 $14.24 $12.17 $13.59 $13.28 $13.93
Total return
d
....................... 2.74% 20.76% (7.61)% 4.16% (1.16)% 12.53%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.07% 1.04% 1.11% 1.11% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.04% 1.05% 1.03% 1.11%
f
1.09% 1.08%
Net investment income ............... 3.07% 2.14% 2.17% 1.35% 2.42%
c
3.00%
Supplemental data
Net assets, end of period (000’s) ........ $686,799 $707,601 $691,189 $831,031 $1,084,789 $1,117,813
Portfolio turnover rate ................ 18.06% 15.07% 19.38% 26.13% 40.07% 28.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.55 $12.42 $13.87 $13.54 $14.20 $12.96
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.28 0.26 0.18 0.28
c
0.39
Net realized and unrealized gains (losses) 0.17 2.27 (1.34) 0.39 (0.55) 1.20
Total from investment operations ........ 0.39 2.55 (1.08) 0.57 (0.27) 1.59
Less distributions from:
Net investment income .............. (0.34) (0.42) (0.37) (0.24) (0.39) (0.21)
Net realized gains ................. — — — — — (0.14)
Total distributions ................... (0.34) (0.42) (0.37) (0.24) (0.39) (0.35)
Net asset value, end of period .......... $14.60 $14.55 $12.42 $13.87 $13.54 $14.20
Total return
d
....................... 2.64% 20.69% (7.75)% 4.10% (1.34)% 12.49%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.17% 1.14% 1.21% 1.21% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.15% 1.12% 1.21%
f
1.19% 1.18%
Net investment income ............... 2.97% 2.03% 2.06% 1.22% 2.33%
c
2.90%
Supplemental data
Net assets, end of period (000’s) ........ $76,437 $77,354 $76,110 $91,428 $106,224 $113,681
Portfolio turnover rate ................ 18.06% 15.07% 19.38% 26.13% 40.07% 28.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.8%
Aerospace & Defense 1.3%
Dassault Aviation SA ................................... France 61,843 $ 11,200,547
Automobile Components 4.0%
a
Continental AG ....................................... Germany 250,136 14,168,983
Forvia SE ........................................... France 817,984 9,761,466
Valeo SE ............................................ France 995,953 10,651,546
34,581,995
Automobiles 1.9%
Honda Motor Co. Ltd. .................................. Japan 1,538,100 16,537,133
Banks 16.3%
HDFC Bank Ltd. ...................................... India 968,461 19,563,639
ING Groep NV ....................................... Netherlands 1,596,442 27,434,962
a
KB Financial Group, Inc., ADR ........................... South Korea 166,456 9,423,074
Lloyds Banking Group plc ............................... United Kingdom 38,610,370 26,631,234
Shinhan Financial Group Co. Ltd. ......................... South Korea 392,131 13,636,332
Standard Chartered plc ................................. United Kingdom 2,864,162 25,862,874
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 285,200 19,147,006
141,699,121
Broadline Retail 4.9%
b
Alibaba Group Holding Ltd. .............................. China 2,297,500 20,706,999
Prosus NV .......................................... China 616,743 21,933,520
42,640,519
Chemicals 4.7%
a
Albemarle Corp. ...................................... United States 101,297 9,675,890
c,d
Covestro AG, 144A, Reg S .............................. Germany 280,659 16,453,656
LG Chem Ltd. ........................................ South Korea 60,012 14,917,349
41,046,895
Commercial Services & Supplies 2.2%
Securitas AB, B ....................................... Sweden 1,921,962 19,055,251
Construction Materials 2.1%
CRH plc ............................................ United States 251,501 18,638,022
Consumer Staples Distribution & Retail 1.3%
Carrefour SA ......................................... France 801,837 11,363,827
Containers & Packaging 2.5%
Smurfit Kappa Group plc ................................ Ireland 484,636 21,581,284
Electric Utilities 2.2%
c,d
Orsted A/S, 144A, Reg S ................................ Denmark 365,865 19,438,075
Energy Equipment & Services 1.7%
SBM Offshore NV ..................................... Netherlands 953,383 14,593,225
Household Durables 4.2%
Barratt Developments plc ............................... United Kingdom 2,891,803 17,175,471
Persimmon plc ....................................... United Kingdom 1,113,334 18,893,248
36,068,719
Insurance 3.3%
AIA Group Ltd. ....................................... Hong Kong 1,779,800 12,041,681
Prudential plc ........................................ Hong Kong 1,839,126 16,676,051
28,717,732

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 2.8%
CNH Industrial NV ..................................... United States 2,411,013 $ 24,423,562
Media 1.1%
TBS Holdings, Inc. .................................... Japan 371,900 9,417,340
Metals & Mining 3.3%
Antofagasta plc ....................................... Chile 626,825 16,659,182
Wheaton Precious Metals Corp. .......................... Brazil 223,500 11,717,333
28,376,515
Oil, Gas & Consumable Fuels 10.7%
BP plc .............................................. United States 7,089,711 42,687,255
Galp Energia SGPS SA, B .............................. Portugal 471,906 9,968,468
Shell plc ............................................ United States 1,136,369 40,760,898
93,416,621
Pharmaceuticals 3.2%
AstraZeneca plc ...................................... United Kingdom 180,019 28,018,016
Professional Services 1.7%
Adecco Group AG ..................................... Switzerland 450,622 14,950,158
Semiconductors & Semiconductor Equipment 10.5%
Infineon Technologies AG ............................... Germany 689,424 25,305,611
NXP Semiconductors NV ............................... China 50,618 13,620,798
STMicroelectronics NV ................................. Singapore 158,833 6,222,031
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,559,000 46,096,398
91,244,838
Specialty Retail 1.5%
JD Sports Fashion plc .................................. United Kingdom 8,740,381 13,125,405
Technology Hardware, Storage & Peripherals 5.6%
Samsung Electronics Co. Ltd. ............................ South Korea 825,657 48,471,755
Textiles, Apparel & Luxury Goods 1.8%
Kering SA ........................................... France 43,067 15,667,598
Total Common Stocks (Cost $669,068,387) .....................................
824,274,153
Convertible Preferred Stocks 0.5%
Chemicals 0.5%
Albemarle Corp., 7.25% ................................ United States 100,000 4,666,000
Total Convertible Preferred Stocks (Cost $5,000,000) ............................
4,666,000
Total Long Term Investments (Cost $674,068,387) ...............................
828,940,153
a
Short Term Investments 4.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 38,910,774 38,910,774
Total Money Market Funds (Cost $38,910,774) ..................................
38,910,774

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
See Abbreviations on page 18 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 2,052,000 $ 2,052,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,052,000) ............................................................
2,052,000
Total Short Term Investments (Cost $40,962,774 ) ................................
40,962,774
a
Total Investments (Cost $715,031,161) 100.0% ..................................
$869,902,927
Other Assets, less Liabilities 0.0%
†
............................................
148,520
Net Assets 100.0% ...........................................................
$870,051,447
a a a
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at June 30, 2024. See Note 1(c).
b
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of this security was $20,706,999, representing 2.4% of net assets.
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $35,891,731, representing 4.1% of net assets.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $674,068,387
Cost - Non-controlled affiliates (Note 3e) ........................................................ 40,962,774
Value - Unaffiliated issuers (Includes securities loaned of $10,828,553) ................................. $828,940,153
Value - Non-controlled affiliates (Note 3e ) ....................................................... 40,962,774
Foreign currency, at value (cost $21,466) ......................................................... 21,711
Receivables:
Capital shares sold ........................................................................ 162,095
Dividends ............................................................................... 3,931,938
European Union tax reclaims (Note 1d) ......................................................... 120,972
Total assets .......................................................................... 874,139,643
Liabilities:
Payables:
Capital shares redeemed ................................................................... 230,611
Management fees ......................................................................... 566,841
Distribution fees .......................................................................... 165,853
Trustees' fees and expenses ................................................................. 1,623
Funds advanced by custodian ................................................................. 2
Payable upon return of securities loaned (Note 1 c ) .................................................. 2,052,000
Deferred tax ............................................................................... 937,612
Accrued expenses and other liabilities ........................................................... 133,654
Total liabilities ......................................................................... 4,088,196
Net assets, at value ................................................................. $870,051,447
Net assets consist of:
Paid-in capital ............................................................................. $689,443,109
Total distributable earnings (losses) ............................................................. 180,608,338
Net assets, at value ................................................................. $870,051,447
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $106,815,824
Shares outstanding ........................................................................ 7,319,952
Net asset value and maximum offering price per share
a
............................................. $14.59
Class 2:
Net assets, at value ....................................................................... $686,799,075
Shares outstanding ........................................................................ 48,097,666
Net asset value and maximum offering price per share
a
............................................. $14.28
Class 4:
Net assets, at value ....................................................................... $76,436,548
Shares outstanding ........................................................................ 5,234,126
Net asset value and maximum offering price per share
a
............................................. $14.60
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,196,011)
Unaffiliated issuers ........................................................................ $16,955,339
Non- controlled affiliates (Note 3e ) ............................................................. 1,025,215
Income from securities loaned:
Unaffiliated entities (net of fees and rebates ) ..................................................... 39,613
Non- controlled affiliates (Note 3e ) ............................................................. 8,211
Other income (Note 1d) ...................................................................... 1,420
Total investment income ................................................................... 18,029,798
Expenses:
Management fees (Note 3 a ) ................................................................... 3,487,262
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 868,395
    Class 4 ................................................................................ 133,700
Custodian fees ............................................................................. 31,325
Reports to shareholders fees .................................................................. 12,417
Professional fees ........................................................................... 35,474
Trustees' fees and expenses .................................................................. 5,576
Other .................................................................................... (23,008)
Total expenses ......................................................................... 4,551,141
Expenses waived/paid by affiliates (Note 3e) ................................................... (72,444)
Net expenses ......................................................................... 4,478,697
Net investment income ................................................................ 13,551,101
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 36,513,154
Foreign currency transactions ................................................................ (73,555)
Net realized gain (loss) .................................................................. 36,439,599
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (25,877,893)
Translation of other assets and liabilities denominated in foreign currencies .............................. (97,599)
Change in deferred taxes on unrealized appreciation ............................................... 3,392
Net change in unrealized appreciation (depreciation) ............................................ (25,972,100)
Net realized and unrealized gain (loss) ............................................................ 10,467,499
Net increase (decrease) in net assets resulting from operations .......................................... $24,018,600

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Foreign VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,551,101 $19,026,275
Net realized gain (loss) ................................................. 36,439,599 8,717,255
Net change in unrealized appreciation (depreciation) ........................... (25,972,100) 138,542,572
Net increase (decrease) in net assets resulting from operations ................ 24,018,600 166,286,102
Distributions to shareholders:
Class 1 ............................................................. (2,781,283) (3,468,679)
Class 2 ............................................................. (16,604,851) (22,442,150)
Class 4 ............................................................. (1,689,907) (2,308,315)
Total distributions to shareholders .......................................... (21,076,041) (28,219,144)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (860,858) (4,560,451)
Class 2 ............................................................. (23,104,129) (93,395,724)
Class 4 ............................................................. (1,320,571) (10,977,138)
Total capital share transactions ............................................ (25,285,558) (108,933,313)
Net increase (decrease) in net assets ................................... (22,342,999) 29,133,645
Net assets:
Beginning of period ..................................................... 892,394,446 863,260,801
End of period .......................................................... $870,051,447 $892,394,446

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2024, the Fund held $9,115,419 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.795% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 82,168 $1,200,697 201,994 $2,748,392
Shares issued in reinvestment of distributions .......... 189,849 2,781,283 251,172 3,468,679
Shares redeemed ............................... (327,845) (4,842,838) (794,039) (10,777,522)
Net increase (decrease) .......................... (55,828) $(860,858) (340,873) $(4,560,451)
Class 2 Shares:
Shares sold ................................... 1,071,031 $15,273,490 2,942,044 $39,344,521
Shares issued in reinvestment of distributions .......... 1,157,939 16,604,851 1,659,922 22,442,150
Shares redeemed ............................... (3,810,010) (54,982,470) (11,725,832) (155,182,395)
Net increase (decrease) .......................... (1,581,040) $(23,104,129) (7,123,866) $(93,395,724)
Class 4 Shares:
Shares sold ................................... 319,813 $4,627,947 394,031 $5,343,483
Shares issued in reinvestment of distributions .......... 115,195 1,689,907 167,027 2,308,315
Shares redeemed ............................... (516,926) (7,638,425) (1,372,431) (18,628,936)
Net increase (decrease) .......................... (81,918) $(1,320,571) (811,373) $(10,977,138)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $68,636,979 $81,906,306 $(111,632,511) $— $— $38,910,774 38,910,774 $1,025,215
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $12,323,775 $(10,271,775) $— $— $2,052,000 2,052,000 $8,211
Total Affiliated Securities ... $68,636,979 $94,230,081 $(121,904,286) $— $— $40,962,774 $1,033,426
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$150,690,668 and $152,291,499, respectively.
At June 30, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $2,052,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $11,954,387
Cost of investments .......................................................................... $724,690,543
Unrealized appreciation ........................................................................ $250,459,405
Unrealized depreciation ........................................................................ (105,247,021)
Net unrealized appreciation (depreciation) .......................................................... $145,212,384

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 11,200,547 $ — $ 11,200,547
Automobile Components ................. — 34,581,995 — 34,581,995
Automobiles .......................... — 16,537,133 — 16,537,133
Banks ............................... 9,423,074 132,276,047 — 141,699,121
Broadline Retail ....................... — 42,640,519 — 42,640,519
Chemicals ........................... 9,675,890 31,371,005 — 41,046,895
Commercial Services & Supplies ........... — 19,055,251 — 19,055,251
Construction Materials .................. — 18,638,022 — 18,638,022
Consumer Staples Distribution & Retail ...... — 11,363,827 — 11,363,827
Containers & Packaging ................. — 21,581,284 — 21,581,284
Electric Utilities ........................ — 19,438,075 — 19,438,075
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Energy Equipment & Services ............. $ — $ 14,593,225 $ — $ 14,593,225
Household Durables .................... — 36,068,719 — 36,068,719
Insurance ............................ — 28,717,732 — 28,717,732
Machinery ............................ 24,423,562 — — 24,423,562
Media ............................... — 9,417,340 — 9,417,340
Metals & Mining ....................... 11,717,333 16,659,182 — 28,376,515
Oil, Gas & Consumable Fuels ............. — 93,416,621 — 93,416,621
Pharmaceuticals ....................... — 28,018,016 — 28,018,016
Professional Services ................... — 14,950,158 — 14,950,158
Semiconductors & Semiconductor Equipment . 13,620,798 77,624,040 — 91,244,838
Specialty Retail ........................ — 13,125,405 — 13,125,405
Technology Hardware, Storage & Peripherals . — 48,471,755 — 48,471,755
Textiles, Apparel & Luxury Goods .......... — 15,667,598 — 15,667,598
Convertible Preferred Stocks ................ 4,666,000 — — 4,666,000
Short Term Investments ................... 40,962,774 — — 40,962,774
Total Investments in Securities ........... $114,489,431 $755,413,496
a
$— $869,902,927
a
Includes foreign securities valued at $755,413,496, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
19
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Foreign VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Investment Counsel, LLC (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
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While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the Fund’s annualized total return was 21.09% for the one-year period. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee

Franklin Templeton Variable Insurance Products Trust
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Semiannual Report
and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, four other international multi-cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group, but the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of

Franklin Templeton Variable Insurance Products Trust
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Semiannual Report
potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

523-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Templeton
Global Bond VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.57 $13.15 $13.82 $14.49 $16.63 $17.54
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.51 0.47 0.48 0.52 0.89
Net realized and unrealized gains (losses) (1.39) (0.09) (1.14) (1.15) (1.31) (0.54)
Total from investment operations ........ (1.07) 0.42 (0.67) (0.67) (0.79) 0.35
Less distributions from:
Net investment income and net foreign
currency gains .................... — — — — (1.35) (1.26)
Tax return of capital ................ — — — — (—)
c
—
Total distributions ................... — — — — (1.35) (1.26)
Net asset value, end of period .......... $12.50 $13.57 $13.15 $13.82 $14.49 $16.63
Total return
d
....................... (7.89)% 3.19% (4.85)% (4.62)% (4.73)% 1.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.52% 0.50% 0.50% 0.51% 0.51% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.48% 0.48% 0.50% 0.46% 0.44%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.50% 0.44% 0.48%
f
0.50%
f
0.45% 0.42%
Net investment income ............... 4.92% 3.94% 3.56% 3.42% 3.43% 5.22%
Supplemental data
Net assets, end of period (000’s) ........ $157,326 $162,098 $153,423 $204,318 $224,704 $322,794
Portfolio turnover rate ................ 16.35% 106.76% 14.78% 27.65% 52.84% 22.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.84 $12.47 $13.13 $13.82 $15.91 $16.83
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.45 0.41 0.43 0.46 0.82
Net realized and unrealized gains (losses) (1.31) (0.08) (1.07) (1.12) (1.24) (0.53)
Total from investment operations ........ (1.03) 0.37 (0.66) (0.69) (0.78) 0.29
Less distributions from:
Net investment income and net foreign
currency gains .................... — — — — (1.31) (1.21)
Tax return of capital ................ — — — — (—)
c
—
Total distributions ................... — — — — (1.31) (1.21)
Net asset value, end of period .......... $11.81 $12.84 $12.47 $13.13 $13.82 $15.91
Total return
d
....................... (8.02)% 2.88% (4.95)% (4.99)% (4.92)% 1.63%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.77% 0.75% 0.75% 0.76% 0.75% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.73% 0.73% 0.75% 0.71% 0.69%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.75% 0.69% 0.73%
f
0.75%
f
0.70% 0.67%
Net investment income ............... 4.67% 3.66% 3.31% 3.17% 3.16% 4.97%
Supplemental data
Net assets, end of period (000’s) ........ $1,261,937 $1,404,468 $1,527,997 $1,859,619 $2,022,487 $2,389,610
Portfolio turnover rate ................ 16.35% 106.76% 14.78% 27.65% 52.84% 22.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.13 $12.77 $13.46 $14.17 $16.27 $17.19
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.45 0.41 0.42 0.46 0.82
Net realized and unrealized gains (losses) (1.34) (0.09) (1.10) (1.13) (1.27) (0.55)
Total from investment operations ........ (1.06) 0.36 (0.69) (0.71) (0.81) 0.27
Less distributions from:
Net investment income and net foreign
currency gains .................... — — — — (1.29) (1.19)
Tax return of capital ................ — — — — (—)
c
—
Total distributions ................... — — — — (1.29) (1.19)
Net asset value, end of period .......... $12.07 $13.13 $12.77 $13.46 $14.17 $16.27
Total return
d
....................... (8.07)% 2.82% (5.13)% (5.01)% (5.00)% 1.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.87% 0.85% 0.85% 0.86% 0.85% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.83% 0.83% 0.85% 0.81% 0.79%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.85% 0.79% 0.83%
f
0.85%
f
0.80% 0.77%
Net investment income ............... 4.57% 3.56% 3.21% 3.07% 3.06% 4.87%
Supplemental data
Net assets, end of period (000’s) ........ $46,447 $51,317 $55,577 $71,454 $76,771 $90,272
Portfolio turnover rate ................ 16.35% 106.76% 14.78% 27.65% 52.84% 22.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 77.0%
Australia 10.3%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 48,446,000 AUD $ 25,751,952
a
Senior Bond, Reg S, 1.75%, 3/20/34 43,382,000 AUD 21,733,871
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 49,530,000 AUD 25,882,996
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 52,103,000 AUD 25,720,348
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 35,999,000 AUD 19,116,194
Senior Bond, 2.25%, 11/20/34 ..... 64,774,000 AUD 33,179,027
151,384,388
Brazil 6.3%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL 40,305,375
10%, 1/01/31 .................. 112,168,000 BRL 18,158,941
10%, 1/01/33 .................. 77,554,000 BRL 12,335,776
F, 10%, 1/01/29 ................ 134,126,000 BRL 22,375,590
93,175,682
Colombia 6.4%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 576,000,000 COP 133,762
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 62,065,600,000 COP 14,409,267
B, 6%, 4/28/28 ................. 28,988,600,000 COP 6,119,017
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 8,101,832
B, 7%, 3/26/31 ................. 17,210,500,000 COP 3,492,762
B, 7%, 6/30/32 ................. 24,227,000,000 COP 4,736,834
B, 13.25%, 2/09/33 ............. 95,554,000,000 COP 26,198,707
B, 7.25%, 10/18/34 ............. 53,738,000,000 COP 10,183,967
B, 6.25%, 7/09/36 .............. 10,374,000,000 COP 1,725,951
B, 9.25%, 5/28/42 .............. 91,424,000,000 COP 18,379,314
93,481,413
Germany 2.3%
a
Bundesobligation , Reg S, 10/18/24 ... 9,999,000 EUR 10,604,122
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 21,697,000 EUR 23,099,579
33,703,701
Ghana 0.5%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 24,559,115 GHS 1,016,638
PIK, 8.5%, 2/15/28 .............. 24,595,360 GHS 882,312
PIK, 8.65%, 2/13/29 ............. 24,251,420 GHS 770,898
PIK, 5%, 2/12/30 ............... 24,287,159 GHS 708,395
PIK, 8.95%, 2/11/31 ............. 22,213,558 GHS 597,988
PIK, 9.1%, 2/10/32 .............. 22,246,245 GHS 564,773
PIK, 9.25%, 2/08/33 ............. 22,278,956 GHS 540,540
PIK, 9.4%, 2/07/34 .............. 16,949,471 GHS 398,081
PIK, 9.55%, 2/06/35 ............. 16,974,356 GHS 389,931
PIK, 9.7%, 2/05/36 .............. 16,999,261 GHS 385,104
PIK, 9.85%, 2/03/37 ............. 17,024,184 GHS 382,780

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10%, 2/02/38 .............. 17,049,125 GHS $ 382,366
7,019,806
India 5.6%
India Government Bond ,
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,921,176
Senior Bond, 7.26%, 8/22/32 ...... 1,877,900,000 INR 22,816,244
Senior Bond, 7.18%, 8/14/33 ...... 1,998,500,000 INR 24,191,726
Senior Note, 7.1%, 4/18/29 ....... 2,390,000,000 INR 28,761,518
81,690,664
Indonesia 4.1%
Indonesia Government Bond ,
FR73, 8.75%, 5/15/31 ........... 7,058,000,000 IDR 471,233
FR82, 7%, 9/15/30 .............. 7,166,000,000 IDR 437,872
FR87, 6.5%, 2/15/31 ............ 47,115,000,000 IDR 2,788,617
FR91, 6.375%, 4/15/32 .......... 132,268,000,000 IDR 7,780,635
FR95, 6.375%, 8/15/28 .......... 7,169,000,000 IDR 431,106
FR96, 7%, 2/15/33 .............. 796,444,000,000 IDR 48,433,523
60,342,986
Israel 1.5%
a
Israel Government Bond ,
Senior Bond, Reg S, 1.5%, 1/16/29 . 21,722,000 EUR 20,676,891
Senior Bond, Reg S, 0.625%, 1/18/32 1,503,000 EUR 1,246,360
21,923,251
Malaysia 8.1%
Malaysia Government Bond ,
4.181%, 7/15/24 ................ 33,190,000 MYR 7,037,644
4.059%, 9/30/24 ................ 38,440,000 MYR 8,164,078
3.882%, 3/14/25 ................ 56,950,000 MYR 12,123,712
3.955%, 9/15/25 ................ 8,790,000 MYR 1,877,722
3.9%, 11/30/26 ................. 68,750,000 MYR 14,732,391
3.892%, 3/15/27 ................ 5,820,000 MYR 1,245,524
3.502%, 5/31/27 ................ 23,420,000 MYR 4,959,898
3.899%, 11/16/27 ............... 209,830,000 MYR 44,965,509
3.733%, 6/15/28 ................ 15,880,000 MYR 3,380,567
3.885%, 8/15/29 ................ 2,900,000 MYR 621,123
4.498%, 4/15/30 ................ 29,740,000 MYR 6,546,309
3.582%, 7/15/32 ................ 63,340,000 MYR 13,180,944
118,835,421
Mexico 4.2%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 39,180,000 MXN 2,157,872
M, Senior Bond, 7.75%, 11/23/34 ... 121,750,000 MXN 5,732,509
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 719,380,000 MXN 33,872,261
M, Senior Bond, 8.5%, 5/31/29 ..... 114,900,000 MXN 5,916,239
M, Senior Bond, 8.5%, 11/18/38 .... 71,820,000 MXN 3,482,335
M, Senior Bond, 7.75%, 11/13/42 ... 234,940,000 MXN 10,356,370
61,517,586

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway 4.7%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK $ 8,214,007
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 587,368,000 NOK 52,885,914
Senior Bond, 144A, Reg S, 1.75%,
2/17/27 ...................... 85,989,000 NOK 7,662,641
68,762,562
Panama 4.8%
Panama Government Bond ,
Senior Bond, 3.16%, 1/23/30 ...... 3,280,000 2,774,311
Senior Bond, 2.252%, 9/29/32 ..... 7,860,000 5,665,420
Senior Bond, 3.298%, 1/19/33 ..... 800,000 622,842
Senior Bond, 6.4%, 2/14/35 ....... 29,180,000 27,717,542
Senior Bond, 6.7%, 1/26/36 ....... 880,000 856,133
Senior Bond, 6.875%, 1/31/36 ..... 5,230,000 5,120,128
Senior Bond, 8%, 3/01/38 ........ 25,610,000 27,032,248
69,788,624
Romania 3.1%
a
Romania Government Bond ,
Senior Bond, 144A, 7.125%, 1/17/33 11,200,000 11,814,981
Senior Bond, 144A, 6.375%, 1/30/34 25,290,000 25,587,992
Senior Bond, 144A, 6%, 5/25/34 .... 8,130,000 7,991,180
45,394,153
South Africa 2.2%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 241,490,000 ZAR 11,238,189
Senior Bond, 8.5%, 1/31/37 ....... 186,650,000 ZAR 8,074,720
Senior Bond, 9%, 1/31/40 ........ 296,360,000 ZAR 12,846,162
32,159,071
South Korea 10.4%
Korea Treasury Bonds ,
2.125%, 6/10/27 ................ 38,800,000,000 KRW 27,274,918
3.25%, 3/10/28 ................ 64,086,000,000 KRW 46,522,172
3.5%, 9/10/28 ................. 87,596,910,000 KRW 64,207,150
Senior Note, 1.75%, 9/10/26 ...... 20,481,000,000 KRW 14,381,481
152,385,721
Uruguay 2.5%
c
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 1,369,702,803 UYU 36,953,355
Total Foreign Government and Agency Securities (Cost $1,186,169,486) ...........
1,128,518,384
U.S. Government and Agency Securities 14.2%
United States 14.2%
U.S. Treasury Bonds,
3.375%, 8/15/42 ................ 27,930,000 23,598,668
3.125%, 2/15/43 ................ 16,230,000 13,147,568
3.625%, 8/15/43 ................ 56,190,000 48,841,401
3.75%, 11/15/43 ................ 14,300,000 12,643,211

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, 3.5%, 2/15/33 ... 117,400,000 $ 110,048,742
208,279,590
Total U.S. Government and Agency Securities (Cost $223,099,676) ................
208,279,590
Total Long Term Investments (Cost $1,409,269,162) .............................
1,336,797,974
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, July Strike Price
157.25 JPY, Expires 7/24/24 ...... 1 96,506,000 2,200,258
Foreign Exchange USD/JPY,
Counterparty MSCO, August Strike
Price 164.00 JPY, Expires 8/26/24 .. 1 193,011,000 1,043,699
3,243,957
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 147.65 JPY, Expires
9/12/24 ...................... 1 64,337,000 123,142
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 152.90 JPY, Expires
9/12/24 ...................... 1 257,348,000 1,371,688
Foreign Exchange USD/JPY,
Counterparty MSCO, August Strike
Price 152.95 JPY, Expires 8/26/24 .. 1 193,011,000 692,420
2,187,250
Total Options Purchased (Cost $7,607,885) .....................................
5,431,207
Short Term Investments 6.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.3%
Germany 0.3%
a,d
Germany Treasury Bills , Reg S, 9/18/24
4,998,920 EUR 5,315,371
Total Foreign Government and Agency Securities (Cost $5,387,445) ...............
5,315,371

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.8%
United States 5.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 84,794,355 $ 84,794,355
Total Money Market Funds (Cost $84,794,355) ..................................
84,794,355
a a a a a
Total Short Term Investments (Cost $90,181,800 ) ................................
90,109,726
a a a
Total Investments (Cost $1,507,058,847) 97.7% ..................................
$1,432,338,907
Options Written (0.3)% .......................................................
(4,648,337)
Other Assets, less Liabilities 2.6% .............................................
38,019,148
Net Assets 100.0% ...........................................................
$1,465,709,718
a a a
a
Number of
Contracts
Notional
Amount
#
g
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, July Strike Price
156.05 JPY, Expires 7/24/24 ...... 1 64,337,000 (1,867,183)
Foreign Exchange USD/JPY,
Counterparty MSCO, August Strike
Price 160.00 JPY, Expires 8/26/24 .. 1 128,674,000 (1,758,772)
(3,625,955)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY,
Counterparty MSCO, August Strike
Price 149.90 JPY, Expires 8/26/24 .. 1 128,674,000 (232,915)
Foreign Exchange USD/JPY,
Counterparty MSCO, September
Strike Price 150.10 JPY, Expires
9/12/24 ...................... 1 257,348,000 (789,467)
(1,022,382)
Total Options Written (Premiums received $4,287,739) ...........................
$ (4,648,337)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $241,669,451, representing 16.5% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 241,380,400 2,886,738 7/05/24 $ 8,555 $ —
Indian Rupee ...... HSBK Sell 241,380,400 2,893,902 7/05/24 — (1,390)
Chilean Peso ...... HSBK Buy 6,783,000,000 7,513,875 7/08/24 — (305,011)
Indian Rupee ...... JPHQ Buy 1,431,342,200 17,153,471 7/15/24 8,613 —
Japanese Yen ...... BNDP Buy 14,877,674,660 98,699,554 7/16/24 — (6,012,920)
Japanese Yen ...... DBAB Buy 8,702,552,240 57,706,554 7/16/24 — (3,490,402)
South Korean Won .. JPHQ Buy 5,342,000,000 4,090,853 7/16/24 — (216,936)
Chilean Peso ...... HSBK Buy 5,512,400,000 5,942,007 7/18/24 — (82,216)
Chilean Peso ...... JPHQ Buy 6,233,500,000 6,719,668 7/18/24 — (93,333)
Thai Baht ......... HSBK Buy 562,923,699 15,330,793 7/23/24 11,329 —
Thai Baht ......... JPHQ Buy 288,195,100 7,851,658 7/23/24 2,913 —
Chilean Peso ...... JPHQ Buy 8,189,100,000 8,751,843 7/24/24 — (45,512)
Japanese Yen ...... MSCO Buy 11,197,432,121 71,797,741 7/26/24 — (1,930,557)
Indian Rupee ...... HSBK Buy 242,055,750 2,891,392 8/06/24 8,551 —
Mexican Peso ...... MSCO Buy 107,315,000 4,723,861 9/03/24 1,082,699 —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (1,244,139)
Indian Rupee ...... CITI Buy 590,870,000 7,055,164 9/18/24 13,675 —
New Zealand Dollar . BOFA Buy 10,600,000 6,456,195 9/18/24 689 —
New Zealand Dollar . CITI Buy 12,470,000 7,603,925 9/18/24 — (7,950)
New Zealand Dollar . JPHQ Buy 47,380,000 28,883,796 9/18/24 — (22,743)
Thai Baht ......... JPHQ Buy 93,377,000 2,626,269 9/23/24 — (71,083)
Australian Dollar .... HSBK Buy 71,050,000 47,058,369 9/25/24 446,845 —
Indian Rupee ...... HSBK Buy 241,380,400 2,886,117 10/03/24 168 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,541,509 11/21/24 — (543,099)
Japanese Yen ...... MSCO Buy 2,196,400,000 14,239,591 11/21/24 — (280,646)
Indian Rupee ...... HSBK Buy 875,000,000 10,410,470 12/18/24 20,154 —
Indian Rupee ...... JPHQ Buy 266,347,200 3,169,291 12/18/24 5,758 —
Total Forward Exchange Contracts ................................................... $1,609,949 $(14,347,937)
Net unrealized appreciation (depreciation) ............................................ $(12,737,988)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
At June 30, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
See Note 8 regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (4,973,222) $ — $ (4,973,222)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 39,360,000 (871,131) — (871,131)
Total Interest Rate Swap Contracts .................................... $(5,844,353) $ — $(5,844,353)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 26 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,422,264,492
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 84,794,355
Value - Unaffiliated issuers .................................................................. $1,347,544,552
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 84,794,355
Cash .................................................................................... 115,529
Foreign currency, at value (cost $11,270,557) ...................................................... 11,020,458
Receivables:
Capital shares sold ........................................................................ 655,780
Interest ................................................................................. 24,300,894
Foreign tax refund ......................................................................... 52,816
Deposits with brokers for:
OTC derivative contracts .................................................................. 12,142,887
Centrally cleared swap contracts ............................................................ 4,888,226
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,609,949
Total assets .......................................................................... 1,487,125,446
Liabilities:
Payables:
Investment securities purchased .............................................................. 424
Capital shares redeemed ................................................................... 516,204
Management fees ......................................................................... 541,691
Distribution fees .......................................................................... 274,881
Trustees' fees and expenses ................................................................. 3,749
Variation margin on centrally cleared swap contracts ............................................... 369,322
Options written, at value (premiums received $4,287,739) ............................................ 4,648,337
Unrealized depreciation on OTC forward exchange contracts .......................................... 14,347,937
Accrued expenses and other liabilities ........................................................... 713,183
Total liabilities ......................................................................... 21,415,728
Net assets, at value ................................................................. $1,465,709,718
Net assets consist of:
Paid-in capital ............................................................................. $1,892,367,110
Total distributable earnings (losses) ............................................................. (426,657,392)
Net assets, at value ................................................................. $1,465,709,718

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $157,325,626
Shares outstanding ........................................................................ 12,583,319
Net asset value and maximum offering price per share
a
............................................. $12.50
Class 2:
Net assets, at value ....................................................................... $1,261,936,605
Shares outstanding ........................................................................ 106,832,416
Net asset value and maximum offering price per share
a
............................................. $11.81
Class 4:
Net assets, at value ....................................................................... $46,447,487
Shares outstanding ........................................................................ 3,848,106
Net asset value and maximum offering price per share
a
............................................. $12.07
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $2,430,719
Interest: (net of foreign taxes of $1,201,359)
Unaffiliated issuers ........................................................................ 38,452,281
Total investment income ................................................................... 40,883,000
Expenses:
Management fees (Note 3 a ) ................................................................... 3,522,740
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,631,963
    Class 4 ................................................................................ 83,551
Custodian fees ............................................................................. 308,370
Reports to shareholders fees .................................................................. 9,451
Professional fees ........................................................................... 48,675
Trustees' fees and expenses .................................................................. 10,164
Other .................................................................................... 26,177
Total expenses ......................................................................... 5,641,091
Expenses waived/paid by affiliates (Note 3e) ................................................... (168,981)
Net expenses ......................................................................... 5,472,110
Net investment income ................................................................ 35,410,890
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $47,115)
Unaffiliated issuers ...................................................................... (27,294,644)
Written options ........................................................................... 5,941,245
Foreign currency transactions ................................................................ 134,142
Forward exchange contracts ................................................................. (24,863,857)
Swap contracts ........................................................................... (1,685,405)
Net realized gain (loss) .................................................................. (47,768,519)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (80,911,738)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,534,199)
Written options ........................................................................... (125,413)
Forward exchange contracts ................................................................. (29,527,578)
Swap contracts ........................................................................... (4,083,928)
Change in deferred taxes on unrealized appreciation ............................................... 226,196
Net change in unrealized appreciation (depreciation) ............................................ (115,956,660)
Net realized and unrealized gain (loss) ............................................................ (163,725,179)
Net increase (decrease) in net assets resulting from operations .......................................... $(128,314,289)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Templeton Global Bond VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $35,410,890 $59,796,149
Net realized gain (loss) ................................................. (47,768,519) (186,435,172)
Net change in unrealized appreciation (depreciation) ........................... (115,956,660) 172,034,970
Net increase (decrease) in net assets resulting from operations ................ (128,314,289) 45,395,947
Capital share transactions: (Note 2 )
Class 1 ............................................................. 8,271,941 3,465,866
Class 2 ............................................................. (31,355,960) (162,298,992)
Class 4 ............................................................. (774,901) (5,677,317)
Total capital share transactions ............................................ (23,858,920) (164,510,443)
Net increase (decrease) in net assets ................................... (152,173,209) (119,114,496)
Net assets:
Beginning of period ..................................................... 1,617,882,927 1,736,997,423
End of period .......................................................... $1,465,709,718 $1,617,882,927

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Global Bond VIP Fund
16
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and  accretion of discount on debt securities are included in interest income. Dividend income is  recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 2,551,886 $32,509,435 1,635,998 $21,198,155
Shares redeemed ............................... (1,911,391) (24,237,494) (1,357,400) (17,732,289)
Net increase (decrease) .......................... 640,495 $8,271,941 278,598 $3,465,866
Class 2 Shares:
Shares sold ................................... 3,552,169 $43,108,761 3,771,732 $46,530,705
Shares redeemed ............................... (6,105,047) (74,464,721) (16,881,545) (208,829,697)
Net increase (decrease) .......................... (2,552,878) $(31,355,960) (13,109,813) $(162,298,992)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.466% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 249,635 $3,099,327 312,247 $3,867,953
Shares redeemed ............................... (310,976) (3,874,228) (756,508) (9,545,270)
Net increase (decrease) .......................... (61,341) $(774,901) (444,261) $(5,677,317)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Templeton Global Bond VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles, derivative financial instruments and net operating losses.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $100,787,690 $257,250,906 $(273,244,241) $— $— $84,794,355 84,794,355 $2,430,719
Total Affiliated Securities ... $100,787,690 $257,250,906 $(273,244,241) $— $— $84,794,355 $2,430,719
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,668,297
Long term ................................................................................ 266,161,463
Total capital loss carryforwards ............................................................... $292,829,760
Cost of investments .......................................................................... $1,529,130,004
Unrealized appreciation ........................................................................ $13,355,447
Unrealized depreciation ........................................................................ (133,377,222)
Net unrealized appreciation (depreciation) .......................................................... $(120,021,775)
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$277,831,387 and $217,572,049, respectively.
6. Credit Risk
At June 30, 2024, the Fund had 9.2% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 5,844,353
a
Foreign exchange contracts ..
Investments in securities, at value 5,431,207
b
Options written, at value 4,648,337
Unrealized appreciation on OTC
forward exchange contracts
1,609,949 Unrealized depreciation on OTC
forward exchange contracts
14,347,937
Total .................... $7,041,156 $24,840,627
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
For the period ended June 30, 2024, the average month end notional amount of swap contracts and options represented
$132,270,000 and $1,081,536,857, respectively. The average month end contract value of forward exchange contracts was
$644,450,995.
At June 30, 2024, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(1,685,405) Swap contracts $(4,083,928)
Foreign exchange contracts .....
Investments (11,463,554)
a
Investments (1,617,912)
a
Written options 5,941,245 Written options (125,413)
Forward exchange contracts (24,863,857) Forward exchange contracts (29,527,578)
Total ....................... $(32,071,571) $(35,354,831)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Forward Exchange Contracts ............................. $ 1,609,949 $ 14,347,937
Options Purchased .................................... 5,431,207 —
Options Written ....................................... — 4,648,337
Total ............................................. $7,041,156 $18,996,274
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
24
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2024, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2024, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 689 — — — 689
CITI ..................... 13,675 (7,950) — — 5,725
DBAB ................... — — — — —
HSBK ................... 495,602 (388,617) — — 106,985
JPHQ ................... 17,284 (17,284) — — —
MSCO ................... 6,513,906 (6,513,906) — — —
Total ................... $7,041,156 $(6,927,757) $ — $— $113,399
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $6,012,920 $— $— $(5,832,539) $180,381
BOFA .................... — — — — —
CITI ..................... 7,950 (7,950) — — —
DBAB ................... 3,490,402 — — (3,390,347) 100,055
HSBK ................... 388,617 (388,617) — — —
JPHQ ................... 992,706 (17,284) — (975,422) —
MSCO ................... 8,103,679 (6,513,906) — (1,320,000) 269,773
Total ................... $18,996,274 $(6,927,757) $— $(11,518,308) $550,209
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
25
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Templeton Global Bond VIP Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 26 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,128,518,384 $ — $ 1,128,518,384
U.S. Government and Agency Securities ....... — 208,279,590 — 208,279,590
Options Purchased ....................... — 5,431,207 — 5,431,207
Short Term Investments ................... 84,794,355 5,315,371 — 90,109,726
Total Investments in Securities ........... $84,794,355 $1,347,544,552 $— $1,432,338,907
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,609,949 $— $1,609,949
Swap Contracts ......................... — — — —
Total Other Financial Instruments ......... $— $1,609,949 $— $1,609,949
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
26
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Semiannual Report
Templeton Global Bond VIP Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $4,648,337 $— $4,648,337
Forward Exchange Contracts ............... — 14,347,937 — 14,347,937
Swap Contracts ......................... — 5,844,353 — 5,844,353
Total Other Financial Instruments ......... $— $24,840,627 $— $24,840,627
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.33%
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
27
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund. The Independent
Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
28
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Semiannual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global income funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the three-year period was above the median of its
Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed the Fund’s performance with management and management explained that the funds in the Performance
Universe generally maintained substantially greater credit/spread allocations, greater US dollar exposures, and longer portfolio durations than the Fund which adversely impacted the Fund’s performance and, in particular, the Fund’s five-year annualized total return performance given the sharp escalation in emerging market risk aversion during the second half of 2019, and the corresponding safe-haven rally to US Treasuries. Management noted that the Fund outperformed its benchmark, the JP
Morgan Global Government Bond Index, for the three-year period ended December 31, 2023. Management discussed with the
Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the addition of investment team personnel, and management’s global economic outlook regarding non-US dollar assets and view that the Fund is well positioned to benefit from its outlook expectations. The Board further noted management’s view

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Semiannual Report
regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other global income funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its respective Expense Group.
The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
30
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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4827-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Templeton
Growth VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.26 $10.47 $11.87 $11.42 $11.15 $12.44
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.14 0.12 0.09 0.24
c
0.30
Net realized and unrealized gains (losses) 0.69 2.06 (1.47) 0.52 0.36 1.30
Total from investment operations ........ 0.79 2.20 (1.35) 0.61 0.60 1.60
Less distributions from:
Net investment income .............. (0.15) (0.41) (0.05) (0.16) (0.33) (0.40)
Net realized gains ................. (0.04) — — — — (2.49)
Total distributions ................... (0.19) (0.41) (0.05) (0.16) (0.33) (2.89)
Net asset value, end of period .......... $12.86 $12.26 $10.47 $11.87 $11.42 $11.15
Total return
d
....................... 6.45% 21.23% (11.32)% 5.26% 5.99% 15.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.91% 0.90% 0.91% 0.91% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.87% 0.90%
f
0.91%
f
0.91%
f
0.86%
f
Net investment income ............... 1.55% 1.20% 1.12% 0.71% 2.42%
c
2.52%
Supplemental data
Net assets, end of period (000’s) ........ $36,014 $34,924 $31,251 $39,373 $92,653 $97,988
Portfolio turnover rate ................ 22.42% 29.48% 34.43% 45.59%
g
63.65% 19.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.99 $10.24 $11.59 $11.17 $10.90 $12.21
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.11 0.09 0.05 0.21
c
0.26
Net realized and unrealized gains (losses) 0.67 2.02 (1.42) 0.50 0.36 1.28
Total from investment operations ........ 0.75 2.13 (1.33) 0.55 0.57 1.54
Less distributions from:
Net investment income .............. (0.12) (0.38) (0.02) (0.13) (0.30) (0.36)
Net realized gains ................. (0.04) — — — — (2.49)
Total distributions ................... (0.16) (0.38) (0.02) (0.13) (0.30) (2.85)
Net asset value, end of period .......... $12.58 $11.99 $10.24 $11.59 $11.17 $10.90
Total return
d
....................... 6.25% 21.01% (11.50)% 4.87% 5.80% 15.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.16% 1.15% 1.18% 1.16% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.12% 1.15%
f
1.18%
f
1.16%
f
1.11%
f
Net investment income ............... 1.29% 0.95% 0.87% 0.39% 2.17%
c
2.27%
Supplemental data
Net assets, end of period (000’s) ........ $327,024 $333,250 $315,684 $405,365 $603,996 $659,412
Portfolio turnover rate ................ 22.42% 29.48% 34.43% 45.59%
g
63.65% 19.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.19 $10.41 $11.79 $11.35 $11.07 $12.36
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.10 0.08 0.03 0.20
c
0.26
Net realized and unrealized gains (losses) 0.69 2.04 (1.45) 0.53 0.36 1.29
Total from investment operations ........ 0.76 2.14 (1.37) 0.56 0.56 1.55
Less distributions from:
Net investment income .............. (0.10) (0.36) (0.01) (0.12) (0.28) (0.35)
Net realized gains ................. (0.04) — — — — (2.49)
Total distributions ................... (0.14) (0.36) (0.01) (0.12) (0.28) (2.84)
Net asset value, end of period .......... $12.81 $12.19 $10.41 $11.79 $11.35 $11.07
Total return
d
....................... 6.26% 20.79% (11.62)% 4.85% 5.65% 14.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.25% 1.26% 1.25% 1.29% 1.26% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.22% 1.25%
f
1.29%
f
1.26%
f
1.21%
f
Net investment income ............... 1.18% 0.85% 0.77% 0.24% 2.04%
c
2.17%
Supplemental data
Net assets, end of period (000’s) ........ $15,833 $16,621 $17,048 $21,559 $23,213 $27,330
Portfolio turnover rate ................ 22.42% 29.48% 34.43% 45.59%
g
63.65% 19.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 9.3%
Airbus SE ........................................... France 48,327 $ 6,633,651
BAE Systems plc ..................................... United Kingdom 545,608 9,088,355
a
Rolls-Royce Holdings plc ............................... United Kingdom 2,048,714 11,766,722
Thales SA ........................................... France 48,858 7,816,821
35,305,549
Automobile Components 2.1%
b
Continental AG ....................................... Germany 87,217 4,940,417
Forvia SE ........................................... France 249,762 2,980,551
7,920,968
Automobiles 1.2%
Honda Motor Co. Ltd. .................................. Japan 431,588 4,640,289
Banks 8.0%
Bank of America Corp. ................................. United States 265,149 10,544,976
Lloyds Banking Group plc ............................... United Kingdom 8,979,061 6,193,245
PNC Financial Services Group, Inc. (The) ................... United States 62,124 9,659,039
Royal Bank of Canada ................................. Canada 37,125 3,952,095
30,349,355
Beverages 0.2%
Anheuser-Busch InBev SA/NV ........................... Belgium 13,543 786,359
Broadline Retail 2.6%
a
Amazon.com, Inc. ..................................... United States 51,644 9,980,203
Capital Markets 1.2%
Intercontinental Exchange, Inc. ........................... United States 33,385 4,570,073
Chemicals 1.4%
b
Albemarle Corp. ...................................... United States 56,318 5,379,495
Construction Materials 1.0%
CRH plc ............................................ United States 48,731 3,653,850
Consumer Staples Distribution & Retail 2.8%
Target Corp. ......................................... United States 72,079 10,670,575
Electric Utilities 1.0%
a,c
Orsted A/S, 144A, Reg S ................................ Denmark 68,191 3,622,926
Electrical Equipment 1.2%
a
GE Vernova, Inc. ...................................... United States 25,320 4,342,633
Entertainment 2.4%
Walt Disney Co. (The) .................................. United States 91,246 9,059,815
Financial Services 1.2%
b
Visa, Inc., A .......................................... United States 17,349 4,553,592
Food Products 1.5%
Danone SA .......................................... France 90,207 5,525,933
Ground Transportation 2.4%
Union Pacific Corp. .................................... United States 40,255 9,108,096
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 108,405 8,532,558
Health Care Providers & Services 3.9%
HCA Healthcare, Inc. ................................... United States 13,725 4,409,568

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 20,512 $ 10,445,941
14,855,509
Hotels, Restaurants & Leisure 4.0%
b
Aramark ............................................ United States 117,059 3,982,347
Booking Holdings, Inc. ................................. United States 1,269 5,027,144
Hyatt Hotels Corp., A ................................... United States 40,185 6,104,905
15,114,396
Household Durables 1.2%
Barratt Developments plc ............................... United Kingdom 389,928 2,315,925
Persimmon plc ....................................... United Kingdom 133,105 2,258,788
4,574,713
Industrial Conglomerates 2.5%
Hitachi Ltd. .......................................... Japan 229,465 5,167,512
Honeywell International, Inc. ............................. United States 19,685 4,203,535
9,371,047
Interactive Media & Services 3.1%
Alphabet, Inc., A ...................................... United States 64,912 11,823,721
Life Sciences Tools & Services 3.3%
a
ICON plc ............................................ United States 16,254 5,095,141
Thermo Fisher Scientific, Inc. ............................ United States 13,567 7,502,551
12,597,692
Machinery 3.1%
CNH Industrial NV ..................................... United States 682,927 6,918,051
Komatsu Ltd. ........................................ Japan 160,374 4,685,179
11,603,230
Media 0.8%
Comcast Corp., A ..................................... United States 80,760 3,162,562
Oil, Gas & Consumable Fuels 5.8%
BP plc .............................................. United States 1,445,082 8,700,860
Reliance Industries Ltd. ................................. India 197,248 7,396,558
Shell plc ............................................ United States 166,880 5,985,889
22,083,307
Personal Care Products 2.5%
Unilever plc .......................................... United Kingdom 174,200 9,557,297
Pharmaceuticals 3.6%
AstraZeneca plc ...................................... United Kingdom 88,295 13,742,164
Professional Services 0.8%
Adecco Group AG ..................................... Switzerland 87,399 2,899,612
Semiconductors & Semiconductor Equipment 7.8%
Infineon Technologies AG ............................... Germany 179,544 6,590,242
Micron Technology, Inc. ................................. United States 99,633 13,104,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 56,950 9,898,480
29,593,450
Software 4.9%
a
Adobe, Inc. .......................................... United States 7,346 4,080,997
Microsoft Corp. ....................................... United States 20,553 9,186,163

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
See Abbreviations on page 18.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
SAP SE ............................................ Germany 27,160 $ 5,456,545
18,723,705
Specialty Retail 2.8%
TJX Cos., Inc. (The) ................................... United States 96,190 10,590,519
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 182,615 10,720,759
Textiles, Apparel & Luxury Goods 2.1%
Li Ning Co. Ltd. ....................................... China 1,819,000 3,919,832
LVMH Moet Hennessy Louis Vuitton SE .................... France 5,064 3,888,639
7,808,471
Total Common Stocks (Cost $285,101,678) .....................................
366,824,423
Short Term Investments 2.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
d
FHLB, 7/01/24 ....................................... United States 8,100,000 8,096,466
Total U.S. Government and Agency Securities (Cost $8,100,000) ..................
8,096,466
a a a
Time Deposits 0.7%
Royal Bank of Canada, 5.3%, 7/01/24 ...................... Canada 2,700,000 2,700,000
Total Time Deposits (Cost $2,700,000) .........................................
2,700,000
Total Short Term Investments (Cost $10,800,000 ) ................................
10,796,466
a
Total Investments (Cost $295,901,678) 99.6% ...................................
$377,620,889
Other Assets, less Liabilities 0.4% .............................................
1,251,095
Net Assets 100.0% ...........................................................
$378,871,984
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2024. See Note 1(c) .
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of this security was
$3,622,926, representing 1.0% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $295,901,678
Value - Unaffiliated issuers (Includes securities loaned of $7,163,119) .................................. $377,620,889
Cash .................................................................................... 249,246
Receivables:
Investment securities sold ................................................................... 615,481
Capital shares sold ........................................................................ 170,743
Dividends and interest ..................................................................... 652,066
European Union tax reclaims (Note 1d) ......................................................... 152,791
Total assets .......................................................................... 379,461,216
Liabilities:
Payables:
Investment securities purchased .............................................................. 148
Capital shares redeemed ................................................................... 190,705
Management fees ......................................................................... 263,825
Distribution fees .......................................................................... 72,675
Trustees' fees and expenses ................................................................. 767
Accrued expenses and other liabilities ........................................................... 61,112
Total liabilities ......................................................................... 589,232
Net assets, at value ................................................................. $378,871,984
Net assets consist of:
Paid-in capital ............................................................................. $282,430,564
Total distributable earnings (losses) ............................................................. 96,441,420
Net assets, at value ................................................................. $378,871,984
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $36,014,496
Shares outstanding ........................................................................ 2,800,227
Net asset value and maximum offering price per share
a
............................................. $12.86
Class 2:
Net assets, at value ....................................................................... $327,024,114
Shares outstanding ........................................................................ 25,992,831
Net asset value and maximum offering price per share
a
............................................. $12.58
Class 4:
Net assets, at value ....................................................................... $15,833,374
Shares outstanding ........................................................................ 1,235,853
Net asset value and maximum offering price per share
a
............................................. $12.81
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $116,141)
Unaffiliated issuers ........................................................................ $4,169,943
Interest:
Unaffiliated issuers ........................................................................ 433,093
Income from securities loaned:
Unaffiliated entities (net of fees and rebates ) ..................................................... 7,393
Non-controlled affiliates (Note 3e) ............................................................. 1,030
Other income (Note 1d) ...................................................................... 445
Total investment income ................................................................... 4,611,904
Expenses:
Management fees (Note 3 a ) ................................................................... 1,702,713
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 413,176
    Class 4 ................................................................................ 28,296
Custodian fees ............................................................................. 7,156
Reports to shareholders fees .................................................................. 7,101
Professional fees ........................................................................... 34,789
Trustees' fees and expenses .................................................................. 2,459
Other .................................................................................... (31,808)
Total expenses ......................................................................... 2,163,882
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (60,698)
Net expenses ......................................................................... 2,103,184
Net investment income ................................................................ 2,508,720
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $20,836)
Unaffiliated issuers ...................................................................... 14,784,960
Foreign currency transactions ................................................................ (9,857)
Net realized gain (loss) .................................................................. 14,775,103
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,196,885
Translation of other assets and liabilities denominated in foreign currencies .............................. (16,392)
Change in deferred taxes on unrealized appreciation ............................................... 75,792
Net change in unrealized appreciation (depreciation) ............................................ 6,256,285
Net realized and unrealized gain (loss) ............................................................ 21,031,388
Net increase (decrease) in net assets resulting from operations .......................................... $23,540,108

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Growth VIP Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,508,720 $3,655,387
Net realized gain (loss) ................................................. 14,775,103 3,303,053
Net change in unrealized appreciation (depreciation) ........................... 6,256,285 64,283,389
Net increase (decrease) in net assets resulting from operations ................ 23,540,108 71,241,829
Distributions to shareholders:
Class 1 ............................................................. (531,254) (1,155,610)
Class 2 ............................................................. (4,139,710) (10,928,216)
Class 4 ............................................................. (176,753) (526,739)
Total distributions to shareholders .......................................... (4,847,717) (12,610,565)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (588,830) (1,539,039)
Class 2 ............................................................. (22,421,208) (33,137,962)
Class 4 ............................................................. (1,605,136) (3,142,106)
Total capital share transactions ............................................ (24,615,174) (37,819,107)
Net increase (decrease) in net assets ................................... (5,922,783) 20,812,157
Net assets:
Beginning of period ..................................................... 384,794,767 363,982,610
End of period .......................................................... $378,871,984 $384,794,767

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Growth VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2024, 40.2% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2024, the Fund held $7,577,691 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 29,920 $384,479 40,849 $461,231
Shares issued in reinvestment of distributions .......... 40,992 531,254 100,663 1,155,610
Shares redeemed ............................... (118,266) (1,504,563) (279,133) (3,155,880)
Net increase (decrease) .......................... (47,354) $(588,830) (137,621) $(1,539,039)
Class 2 Shares:
Shares sold ................................... 245,250 $3,043,526 1,496,594 $16,680,185
Shares issued in reinvestment of distributions .......... 326,476 4,139,710 973,127 10,928,216
Shares redeemed ............................... (2,380,365) (29,604,444) (5,500,312) (60,746,363)
Net increase (decrease) .......................... (1,808,639) $(22,421,208) (3,030,591) $(33,137,962)
Class 4 Shares:
Shares sold ................................... 11,544 $141,715 44,155 $489,933
Shares issued in reinvestment of distributions .......... 13,691 176,753 46,044 526,739
Shares redeemed ............................... (152,407) (1,923,604) (365,341) (4,158,778)
Net increase (decrease) .......................... (127,172) $(1,605,136) (275,142) $(3,142,106)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.891% of the
Fund’s average daily net assets.
Effective March 31, 2024, under a subadvisory agreement, TAML, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.87% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$82,274,688 and $105,224,826, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.972% $— $7,547,229 $(7,547,229) $— $— $— — $1,030
Total Affiliated Securities ... $— $7,547,229 $(7,547,229) $— $— $— $1,030
Cost of investments .......................................................................... $298,257,856
Unrealized appreciation ........................................................................ $96,737,968
Unrealized depreciation ........................................................................ (17,374,935)
Net unrealized appreciation (depreciation) .......................................................... $79,363,033
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 35,305,549 $ — $ 35,305,549
Automobile Components ................. — 7,920,968 — 7,920,968
Automobiles .......................... — 4,640,289 — 4,640,289
Banks ............................... 24,156,110 6,193,245 — 30,349,355
Beverages ........................... — 786,359 — 786,359
Broadline Retail ....................... 9,980,203 — — 9,980,203
Capital Markets ........................ 4,570,073 — — 4,570,073
Chemicals ........................... 5,379,495 — — 5,379,495

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Construction Materials .................. $ 3,653,850 $ — $ — $ 3,653,850
Consumer Staples Distribution & Retail ...... 10,670,575 — — 10,670,575
Electric Utilities ........................ — 3,622,926 — 3,622,926
Electrical Equipment .................... 4,342,633 — — 4,342,633
Entertainment ......................... 9,059,815 — — 9,059,815
Financial Services ...................... 4,553,592 — — 4,553,592
Food Products ........................ — 5,525,933 — 5,525,933
Ground Transportation .................. 9,108,096 — — 9,108,096
Health Care Equipment & Supplies ......... 8,532,558 — — 8,532,558
Health Care Providers & Services .......... 14,855,509 — — 14,855,509
Hotels, Restaurants & Leisure ............. 15,114,396 — — 15,114,396
Household Durables .................... — 4,574,713 — 4,574,713
Industrial Conglomerates ................ 4,203,535 5,167,512 — 9,371,047
Interactive Media & Services .............. 11,823,721 — — 11,823,721
Life Sciences Tools & Services ............ 12,597,692 — — 12,597,692
Machinery ............................ 6,918,051 4,685,179 — 11,603,230
Media ............................... 3,162,562 — — 3,162,562
Oil, Gas & Consumable Fuels ............. — 22,083,307 — 22,083,307
Personal Care Products ................. — 9,557,297 — 9,557,297
Pharmaceuticals ....................... — 13,742,164 — 13,742,164
Professional Services ................... — 2,899,612 — 2,899,612
Semiconductors & Semiconductor Equipment . 23,003,208 6,590,242 — 29,593,450
Software ............................. 13,267,160 5,456,545 — 18,723,705
Specialty Retail ........................ 10,590,519 — — 10,590,519
Technology Hardware, Storage & Peripherals . — 10,720,759 — 10,720,759
Textiles, Apparel & Luxury Goods .......... — 7,808,471 — 7,808,471
Short Term Investments ................... — 10,796,466 — 10,796,466
Total Investments in Securities ........... $209,543,353 $168,077,536
a
$— $377,620,889
a
Includes foreign securities valued at $157,281,070, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
8. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth VIP Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Global Advisors Limited (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe and in the first quintile (best), but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, even though the Fund’s peer group is comprised of multi-cap value funds, some funds within the Performance Universe are more skewed toward the value style, which negatively impacted the Fund’s relative returns during periods of outperformance of value investing strategies over growth investing strategies. Management further explained that the Fund had an underweight position to domestic securities compared to its Performance Universe peers, which detracted from the Fund’s relative performance as domestic securities have outperformed non-US securities in recent years. Management discussed

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with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the implementation of enhancements arising out of a review of the business and investment process. The Board noted that the Fund’s annualized total return for the one-year period was 21.23%. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, one other global multi-cap value fund underlying VIPs, three global multi-
cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management
Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board also noted
management’s explanation that the Expense Group for the Fund is not directly comparable to the Fund because funds that comprise the Expense Group have a higher allocation to domestic equity than the Fund. Management further explained that international exposures require greater research, trading, and risk resources in managing the Fund. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to the fund during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted
that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4840-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024